UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104
(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street., N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007—December 31, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2007 Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA Premier VIP Trust Annual Report

December 31, 2007

NOTES ON PERFORMANCE

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in both Class A and Class B shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from December 31, 1997 (or from the inception dates shown) through December 31, 2007. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable only to Class B shares. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Conservative Allocation Index (time-weighted)

Conservative Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 80% Lehman Brothers Aggregate Bond Index and 20% S&P 500 Index from the inception of the AXA Conservative Allocation Fund (7/31/03) to 5/31/06, and 80% Lehman Brothers Aggregate Bond Index, 15% S&P 500 Index and 5% Morgan Stanley Capital International EAFE Index, thereafter.

Conservative-Plus Allocation Index (time-weighted)

Conservative-Plus Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 60% Lehman Brothers Aggregate Bond Index and 40% S&P 500 Index from the inception of the AXA Conservative-Plus Allocation Fund (7/31/03) to 5/31/06, and 60% Lehman Brothers Aggregate Bond Index, 30% S&P 500 Index and 10% Morgan Stanley Capital International EAFE Index, thereafter.

Moderate Allocation Index (time-weighted)

Moderate Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 50% Lehman Brothers Aggregate Bond Index and 50% S&P 500 Index from the inception of the AXA Moderate Allocation Fund (1/27/86) to 6/30/06, and 50% Lehman Brothers Aggregate Bond Index, 35% S&P 500 Index and 15% Morgan Stanley Capital International EAFE Index, thereafter.

Moderate-Plus Allocation Index (time-weighted)

Moderate-Plus Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 25% Lehman Brothers Aggregate Bond Index, 60% S&P 500 Index and 15% Morgan Stanley Capital International EAFE from the inception of the AXA Moderate-Plus Allocation Fund (7/31/03) to 8/31/05, and 30% Lehman Brothers Aggregate Bond Index, 50% S&P 500 Index and 20% Morgan Stanley Capital International EAFE Index, thereafter.

Aggressive Allocation Index (time-weighted)

Aggressive Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 10% Lehman Brothers Aggregate Bond Index, 75% S&P 500 Index and 15% Morgan Stanley Capital International EAFE Index from the inception of the AXA Aggressive Allocation Fund (7/31/03) to 6/30/05, and 10% Lehman Brothers Aggregate Bond Index, 65% S&P 500 Index and 25% Morgan Stanley Capital International EAFE Index, thereafter.

Lehman Brothers Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index

Measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Morgan Stanley Capital International (MSCI) EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 1000® Technology Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme.

Russell 1000® Health Care Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed Health Care companies by the Russell sector classification scheme.

Russell 2000 Growth Index

An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index

An unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Growth Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

NOTES ON PERFORMANCE (Concluded)

Russell 2500™ Value Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 3000® Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Growth Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Value Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with a less-than-average growth orientation.

Standard & Poor’s (S&P) 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market.

Target 2015 Allocation Index, Target 2025 Allocation Index, Target 2035 Allocation Index, & Target 2045 Allocation Index

The composition of each benchmark adjusts on a quarterly basis to reflect the changes in the portfolio’s asset allocation. They are derived by applying the portfolios’ target allocations over time to the combination of the following benchmarks: the S&P 500 Index for U.S. stocks, the Morgan Stanley Capital International EAFE Index for non-U.S. stocks and the Lehman Brothers U.S. Aggregate Index for bonds.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	6.11%	6.26%
Portfolio—B Shares	5.74	5.99
Conservative Allocation Index (time-weighted)	7.05	6.32

*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.11% for the year ended December 31, 2007. The Portfolio’s benchmark, the Conservative Allocation Index (time-weighted), returned 7.05% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2007, the Portfolio was invested in 20 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 11 equity funds and 9 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (67.9%), international bonds (6.8%), and high yield bonds (5.1%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (4.7%), large cap value stocks (6.2%), international stocks (5.4%) and small and mid cap stocks (3.9%).

•	The portfolio benefited from strong international equity performance. The MarketPLUS International Core Portfolio was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the Large Cap Growth asset class added to performance, especially from the EQ/Marsico Focus Portfolio.

•	From an asset allocation point of view, the Portfolio also benefited from its international bond exposure in the EQ/Evergreen International Bond Portfolio.

•	The EQ/PIMCO Real Return Portfolio, which invests primarily in Treasury Inflation Protection Securities (“TIPS”), also helped performance.

•	The EQ/Short Duration Bond Portfolio detracted from performance as portfolios with longer durations performed better during the year.

•	Allocation to the Large Cap Value asset class, especially the EQ/Alliance Bernstein Value Portfolio, detracted from performance.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/Short Duration Bond Portfolio	30.2%
EQ/Long Term Bond Portfolio	12.3
Multimanager Core Bond Portfolio	11.0
EQ/Evergreen International Bond Portfolio	7.3
EQ/PIMCO Real Return Portfolio	7.1
Multimanager High Yield Portfolio	5.3
EQ/JPMorgan Core Bond Portfolio	4.4
EQ/AllianceBernstein Value Portfolio	4.2
EQ/Marsico Focus Portfolio	3.1
EQ/BlackRock Basic Value Equity Portfolio	2.8
Multimanager International Equity Portfolio	2.7
Multimanager Large Cap Value Portfolio	2.5
Multimanager Aggressive Equity Portfolio	1.9
EQ/AllianceBernstein Quality Bond Portfolio	1.4
Multimanager Mid Cap Value Portfolio	1.1
MarketPLUS International Portfolio	0.8
Multimanager Large Cap Core Equity Portfolio	0.8
EQ/BlackRock International Value Portfolio	0.8
EQ/Davis New York Venture Portfolio	0.3
EQ/Money Market Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,037.20	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

Class B
Actual	1,000.00	1,035.50	1.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	5.73%	7.78%
Portfolio—B Shares	5.46	7.50
Conservative-Plus Allocation Index (time-weighted)	7.08	7.72

*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.73% for the year ended December 31, 2007. The Portfolio’s benchmark, the Conservative-Plus Allocation Index (time-weighted), returned 7.08% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 24 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 15 equity funds and 9 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (51.2%), international bonds (5.8%), and high yield bonds (4.0%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (8.0%), large cap value stocks (10.7%), international stocks (11.8%) and small and mid cap stocks (8.5%).

•	The portfolio benefited from strong international equity performance. The MarketPLUS International Core Portfolio was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the Large Cap Growth asset class added to performance, especially from the EQ/Marsico Focus Portfolio.

•	From an asset allocation point of view, the Portfolio also benefited from its international bond exposure in the EQ/Evergreen International Bond Portfolio.

•	The EQ/PIMCO Real Return Portfolio, which invests primarily in Treasury Inflation Protection Securities (“TIPS”), also helped performance.

•	The EQ/Short Duration Bond Portfolio detracted from performance as portfolios with longer durations performed better during the year.

•	Allocation to the Large Cap Value asset class, especially the EQ/Alliance Bernstein Value Portfolio, detracted from performance.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/Short Duration Bond Portfolio	22.0%
EQ/Long Term Bond Portfolio	8.5
Multimanager Core Bond Portfolio	7.5
EQ/AllianceBernstein Value Portfolio	7.0
Multimanager International Equity Portfolio	6.4
EQ/PIMCO Real Return Portfolio	6.3
EQ/Evergreen International Bond Portfolio	6.2
EQ/Marsico Focus Portfolio	5.7
EQ/BlackRock Basic Value Equity Portfolio	5.3
Multimanager High Yield Portfolio	4.2
Multimanager Large Cap Value Portfolio	3.8
EQ/JPMorgan Core bond Portfolio	2.8
Multimanager Aggressive Equity Portfolio	2.0
EQ/AllianceBernstein Quality Bond Portfolio	1.9
MarketPLUS International Core Portfolio	1.8
EQ/BlackRock International Value Portfolio	1.7
Multimanager Large Cap Core Equity Portfolio	1.5
EQ/Franklin Small Cap Value Portfolio	1.3
Multimanager Mid Cap Value Portfolio	1.2
EQ/Davis New York Venture Portfolio	1.1
EQ/GAMCO Small Company Value Portfolio	1.0
Multimanager Small Cap Value Portfolio	0.4
Multimanager Mid Cap Growth Portfolio	0.4
EQ/Money Market Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,021.30	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

Class B
Actual	1,000.00	1,019.50	1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio—A Shares	6.56%	10.01%	6.63%	9.67%
Portfolio—B Shares**	6.31	9.74	6.42	9.41
Moderate Allocation Index (time-weighted)	7.22	8.90	6.39	10.10

*	Date of inception 1/27/86
**	Investment operations commenced with respect to Class B shares on July 8, 1998. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Balanced Portfolio was reorganized into the AXA Moderate Allocation Portfolio. Prior that date, the predecessor fund invested directly in securities, rather than pursuing a “Fund of Funds” investment approach.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.56% for the year ended December 31, 2007. The Portfolio’s benchmark, the Moderate Allocation Index (time-weighted), returned 7.22% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 25 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 16 equity funds and 9 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (41.1%), international bonds (4.6%), and high yield bonds (4.5%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (9.6%), large cap value stocks (11.8%), international stocks (16.7%) and small and mid cap stocks (11.7%).

•	The EQ/Van Kampen Emerging Markets Equity Portfolio, in the international asset class, was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the Large Cap Growth asset class added to performance, especially from the EQ/Marsico Focus Portfolio.

•	From an asset allocation point of view, the Portfolio also benefited from its international bond exposure in the EQ/Evergreen International Bond Portfolio.

•	The EQ/PIMCO Real Return Portfolio, which invests primarily in Treasury Inflation Protection Securities (“TIPS”), also helped performance.

•	Allocation to the Large Cap Value asset class, especially the EQ/Alliance Bernstein Value Portfolio, detracted from performance.

•	Allocation to small cap value oriented portfolios such as Multimanager Small Cap Value detracted from performance.

•	The EQ/Short Duration Bond Portfolio detracted from performance as portfolios with longer durations performed better during the year.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
Multimanager Core Bond Portfolio	10.4%
EQ/AllianceBernstein Quality Bond Portfolio	10.4
EQ/BlackRock Basic Value Equity Portfolio	9.3
EQ/Short Duration Bond Portfolio	9.1
Multimanager International Equity Portfolio	6.8
EQ/Marsico Focus Portfolio	6.1
EQ/Evergreen International Bond Portfolio	5.0
EQ/AllianceBernstein Value Portfolio	5.0
Multimanager High Yield Portfolio	4.6
EQ/Long Term Bond Portfolio	3.9
Multimanager Aggressive Equity Portfolio	3.8
Multimanager Large Cap Value Portfolio	3.5
EQ/Van Kampen Emerging Markets Equity Portfolio	3.0
EQ/PIMCO Real Return Portfolio	2.9
MarketPLUS International Core Portfolio	2.5
EQ/BlackRock International Value Portfolio	2.3
Multimanager Mid Cap Value Portfolio	2.2
Multimanager Large Cap Core Equity Portfolio	2.2
EQ/JPMorgan Core Bond Portfolio	1.7
Multimanager Mid Cap Growth Portfolio	1.5
Multimanager Small Cap Value Portfolio	1.4
EQ/GAMCO Small Company Value Portfolio	1.2
EQ/Davis New York Venture Portfolio	0.6
EQ/Franklin Small Cap Value Portfolio	0.6
EQ/Money Market Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,018.10	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

Class B
Actual	1,000.00	1,017.20	1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	6.68%	12.03%
Portfolio—B Shares	6.41	11.74
Moderate-Plus Allocation Index (time-weighted)	7.19	11.37

*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.68% for the year ended December 31, 2007. The Portfolio’s benchmark, the Moderate-Plus Allocation Index (time-weighted), returned 7.19% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 23 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 17 equity funds and 6 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (29.7%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (13.0%), large cap value stocks (16.0%), international stocks (25.5%) and small and mid cap stocks (15.8%).

•	The EQ/Van Kampen Emerging Markets Equity Portfolio, in the international asset class, was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the Large Cap Growth asset class added to performance, especially from the EQ/Marsico Focus Portfolio.

•	From an asset allocation point of view, the Portfolio also benefited from its international bond exposure in the EQ/Evergreen International Bond Portfolio.

•	The EQ/PIMCO Real Return Portfolio, which invests primarily in Treasury Inflation Protection Securities (“TIPS”), also helped performance.

•	Allocation to the Large Cap Value asset class, especially the EQ/Alliance Bernstein Value Portfolio, detracted from performance.

•	Allocation to small cap value oriented portfolios such as Multimanager Small Cap Value detracted from performance.

•	The EQ/Short Duration Bond Portfolio detracted from performance as portfolios with longer durations performed better during the year.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/BlackRock Basic Value Equity Portfolio	10.5%
Multimanager International Equity Portfolio	9.5
EQ/Marsico Focus Portfolio	8.1
Multimanager Core Bond Portfolio	7.7
EQ/AllianceBernstein Value Portfolio	7.7
EQ/Short Duration Bond Portfolio	7.5
EQ/BlackRock International Value Portfolio	5.4
Multimanager Aggressive Equity Portfolio	5.3
Multimanager Large Cap Value Portfolio	5.1
EQ/Long Term Bond Portfolio	4.6
EQ/Van Kampen Emerging Markets Equity Portfolio	4.6
Multimanager Large Cap Core Equity Portfolio	4.0
Multimanager Small Cap Value Portfolio	3.1
MarketPLUS International Core Portfolio	3.1
EQ/PIMCO Real Return Portfolio	2.4
EQ/AllianceBernstein Quality Bond Portfolio	2.3
EQ/JPMorgan Core Bond Portfolio	2.3
Multimanager Mid Cap Value Portfolio	2.1
EQ/GAMCO Small Company Value Portfolio	1.2
EQ/Davis New York Venture Portfolio	1.0
EQ/Franklin Small Cap Value Portfolio	0.9
Multimanager Mid Cap Growth Portfolio	0.9
EQ/Small Company Index Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,007.30	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

Class B
Actual	1,000.00	1,005.40	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	6.43%	13.17%
Portfolio—B Shares	6.16	12.89
Aggressive Allocation Index (time-weighted)	7.12	12.80

*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.43% for the year ended December 31, 2007. The Portfolio’s benchmark, the Aggressive Allocation Index (time-weighted), returned 7.12% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 20 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 16 equity funds and 4 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (9.7%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (17.3%), large cap value stocks (20.8%), international stocks (32.3%) and small and mid cap stocks (19.9%).

•	The EQ/Van Kampen Emerging Markets Equity Portfolio, in the international asset class, was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the Large Cap Growth asset class added to performance, especially from the EQ/Marsico Focus Portfolio.

•	From an asset allocation point of view, the Portfolio also benefited from its international bond exposure in the EQ/Evergreen International Bond Portfolio.

•	The EQ/PIMCO Real Return Portfolio, which invests primarily in Treasury Inflation Protection Securities (“TIPS”), also helped performance.

•	Allocation to the Large Cap Value asset class, especially the EQ/Alliance Bernstein Value Portfolio, detracted from performance.

•	Allocation to small cap value oriented portfolios such as Multimanager Small Cap Value detracted from performance.

•	The EQ/Short Duration Bond Portfolio detracted from performance as portfolios with longer durations performed better during the year.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/BlackRock Basic Value Equity Portfolio	11.9%
Multimanager International Equity Portfolio	11.5
EQ/Marsico Focus Portfolio	11.5
EQ/AllianceBernstein Value Portfolio	10.4
EQ/BlackRock International Value Portfolio	9.7
Multimanager Large Cap Value Portfolio	7.6
Multimanager Aggressive Equity Portfolio	6.9
Multimanager Large Cap Core Equity Portfolio	4.8
EQ/Van Kampen Emerging Markets Equity Portfolio	4.5
Multimanager Small Cap Value Portfolio	4.1
MarketPLUS International Core Portfolio	2.6
Multimanager Core Bond Portfolio	2.4
EQ/GAMCO Small Company Value Portfolio	2.4
EQ/Franklin Small Cap Value Portfolio	2.0
EQ/Davis New York Venture Portfolio	1.8
Multimanager Mid Cap Value Portfolio	1.4
EQ/AllianceBernstein Quality Bond Portfolio	1.2
EQ/PIMCO Real Return Portfolio	1.2
EQ/JPMorgan Core Bond Portfolio	1.1
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table to the right provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$992.80	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

Class B
Actual	1,000.00	991.50	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Legg Mason Capital Management, Inc.

•	Marsico Capital Management, LLC

•	ClearBridge Advisors, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio—A Shares	11.69%	14.61%	0.92%	10.59%
Portfolio—B Shares**	11.40	14.32	0.66	10.35
Russell 3000 Growth Index	11.40	12.42	3.83	10.33

*	Date of inception 1/27/86
**	Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

Returns	for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.69 % for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 3000 Growth Index, returned 11.40% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 3000 Growth Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•

Strong security selection was the primary driver of outperformance for the period. The strongest contributors were the Consumer Discretionary and Energy sectors, where strong stock picks were amplified by overweight positions.

•	Consumer Discretionary holding Amazon.com was the leading individual contributor.

•	Energy stock selection benefited from holdings Anadarko Petroleum Corp. and Weatherford International.

•	Cepheid in Health Care.

•

Health Care holding Cepheid was a leading contributor to performance, as the scientific and technical instruments company experienced strong demand for its products that provide an effective way to test for hospital-acquired MRSA infections and as investors sensed that the company might be a takeover opportunity.

•	Nokia Corp. and Navteq Corp. were key contributors in Information Technology.

What hurt performance during the year

•

Stock selection in Financials, amplified by an overweight position in the sector, was the leading detractor from performance. From an individual security perspective, the most significant Financials sector detractors included Countrywide Financial, E*TRADE Financial, Citigroup Inc., Lehman Bros Holdings Inc. and Merrill Lynch & Co.

•

The largest detractor on a stock-specific basis came from Advanced Micro Devices (AMD), which faced a variety of headwinds during the year including aggressive pricing by its main competitor, Intel, and miss-execution in the launch of its Barcelona chipset.

•	Health Care stock selection was a significant detractor, although no individual holding stands out.

•	Consumer Discretionary holding Comcast Corp. was also a notable detractor from performance.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Information Technology	29.8%
Health Care	16.9
Consumer Discretionary	12.9
Industrials	12.3
Energy	9.5
Financials	9.2
Materials	1.6
Consumer Staples	1.5
Utilities	1.1
Telecommunication Services	0.9
Cash and Other	4.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,041.20	$4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	4.02

Class B
Actual	1,000.00	1,039.50	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.96	5.30

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.79% and 1.04%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO ADVISERS

•	BlackRock Financial Management, Inc.

•	Pacific Investment Management Company LLC (PIMCO)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Incept.*
Portfolio—A Shares	6.53%	4.13%	4.84%
Portfolio—B Shares	6.23	3.87	4.58
Lehman Brothers Aggregate Bond Index	6.97	4.42	5.37

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.53% for the year ended December 31, 2007. The Portfolio’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 6.97% over the same period.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	The Portfolio benefited from both an underweight and successful security selection within the corporate sector, which lagged Treasuries as subprime anxiety caused credit premiums to widen.

•

Additionally, the Portfolio was positioned for a steeper yield curve in the second half of the year, a move that proved advantageous as short-term rates fell more than long-term rates and the yield curve steepened.

•	Emphasis on shorter maturities in both the U.S. and U.K. added to performance as these yield curves steepened.

What hurt performance during the year

•	Modest holdings of municipal bonds, which lagged taxable bonds amid concerns about liquidity and the credit quality of municipal bond insurers, detracted from performance.

•	An overweight to mortgages, which lagged like-duration Treasuries amid rising volatility across global financial markets during the quarter, also hurt performance.

Portfolio Characteristics As of December 31, 2007
Weighted Average Life (Years)	5.4
Weighted Average Coupon (%)	5.4
Weighted Average Modified Duration (Years)*	4.7
Weighted Average Rating	AA+

*	Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/07	% of Net Assets
U.S. Government and Agency	75.6%
Corporate Bonds	23.5
Asset Backed and Mortgage-Backed Securities	20.4
Foreign Government Securities	1.9
Commercial Paper	0.5
Municipal Bonds	0.4
Cash and Other	(22.3)

Total	100.0%

MULTIMANAGER CORE BOND PORTFOLIO

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,061.70	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.72

Class B
Actual	1,000.00	1,061.10	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.94

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.73% and 0.97%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO ADVISERS

•	AIM Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Incept.*
Portfolio—A Shares	9.17%	12.26%	6.14%
Portfolio—B Shares	9.04	11.97	5.89
Russell 1000 Index	5.77	13.43	6.65
Russell 1000 Health Care Index†	7.52	8.48	3.14

*	Date of inception 12/31/01
†	The Investment Manager believes the Russell 1000 Health Care Index more closely reflects the market sectors in which the Portfolio invests.

Returns	for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 9.17% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 1000 Health Care Index, returned 7.52% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Healthcare Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•

Favorable stock selection in Biotechnology was additive to results. Biotechnology company Amgen was among the top relative contributors in the Portfolio. Amgen’s stock price has been volatile since the second quarter when it was discovered that too much use of its erythropoietin drug, Aransep, has harmful effects. An underweight position in Amgen relative to the benchmark was additive to results. United Therapeutics and Onyx Pharmaceuticals, holdings not in the benchmark, were also key contributors in the Biotechnology sector. Onyx benefited from the potential of increased opportunities with its flagship drug Nexavar®.

•

An underweight position relative to the benchmark in Pharmaceutical holding Pfizer was the leading individual contributor to relative performance. Pfizer fell during 2007 following the failed pivotal trial of its most promising pipeline drug.

•	An overweight to the Life Sciences Tools & Services sector benefited Portfolio performance.

•

Shares of MGI, which was not part of the benchmark, appreciated considerably following a proposed acquisition by Japanese drug maker Eisai, in addition to strong sales results of blood disorder treatment Dacogen.

•

The Portfolio’s overweight to Express Script helped performance, as the stock rose due to consistently strong financial results and underlying fundamentals in the PBM (Pharmacy Benefit Management) space.

What hurt performance during the year

•	Biotechnology was the worst performing industry in the benchmark, so an overweight to this industry detracted from relative results.

•	An underweight relative to the benchmark in Merck & Co. detracted from relative results.

•	An underweight in the Health Care Providers & Services sector, a leading sector for the benchmark, was also detrimental.

•	Eisai Co. pulled back after a strong run in 2006. The company faced numerous headwinds during the year, including setbacks in the development of their Alzheimer’s and Parkinson’s drugs.

•	An underweight position in Intuitive Surgical Inc. in the Health Care Equipment & Supplies sector also hurt performance.

MULTIMANAGER HEALTH CARE PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Pharmaceuticals	32.0%
Biotechnology	22.0
Health Care Equipment	13.7
Life Sciences Tools & Services	8.1
Managed Health Care	7.8
Health Care Services	3.6
Health Care Distributors	1.8
Consumer Staples	1.7
Health Care Facilities	1.5
Health Care Technology	0.9
Health Care Supplies	0.5
Financials	0.4
Industrials	0.2
Cash and Other	5.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,033.70	$7.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	7.32

Class B
Actual	1,000.00	1,033.40	8.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.69	8.59

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.44% and 1.69%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO ADVISERS

•	Pacific Investment Management Company LLC (PIMCO)

•	Post Advisory Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio—A Shares	3.29%	9.52%	2.62%	7.45%
Portfolio—B Shares**	3.18	9.29	2.38	7.21
Merrill Lynch U.S. High Yield Master Cash Pay Only Index	2.21	10.57	5.80	8.70

*	Date of inception 1/2/87
**	Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 3.29% for the year ended December 31, 2007. The Portfolio’s benchmark, the Merrill Lynch U.S. High Yield Master Cash Pay Only Index, returned 2.21% over the same period.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	An underweight in the Finance sector, which came under significant pressure as prominent banks had to write down large sums of subprime mortgage exposure, added to performance.

•	An underweight in building products, which continued to underperform, helped performance.

•	Security selection in the Energy sector, where pipelines outperformed the broader sector, was also additive.

What hurt performance during the year

•	Exposure to the CCC-rated sector, which lagged the overall high yield market, detracted from performance.

•	An underweight in consumer non-cyclical issues was detrimental, as this sector outperformed the high yield market.

•	Security selection in Health Care lowered returns in one of the better performing industries as investors sought out defensive strategies.

Portfolio Characteristics As of December 31, 2007
Weighted Average Life (Years)	6.9
Weighted Average Coupon (%)	8.2
Weighted Average Modified Duration (Years)*	4.2
Weighted Average Rating	BB-

*	Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/07	% of Net Assets
Corporate Bonds	87.6%
Government Securities	6.9
Commercial Paper	3.6
Asset Backed Securities	0.6
Cash and Other	1.3

Total	100.0%

MULTIMANAGER HIGH YIELD PORTFOLIO

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table to the right provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,000.80	$3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.87

Class B
Actual	1,000.00	1,001.30	5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.11	5.14

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	JPMorgan Investment Management Inc.

•	Marsico Capital Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Incept.*
Portfolio—A Shares	12.73%	21.12%	12.87%
Portfolio—B Shares	12.39	20.84	12.60
MSCI EAFE Index	11.17	21.59	14.33

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 12.73% for the year ended December 31, 2007. The Portfolio’s benchmark, the MSCI EAFE Index, returned 11.17% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the MSCI EAFE Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	The most significant positive contributor to performance was stock selection in the Energy sector, particularly Petroleo Brasileiro SA and CNOOC Ltd.

•	Information Technology stock selection was also additive, led by particularly Research In Motion Ltd.

•	A position in Chinese wireless operator China Mobile Ltd. was a leading individual contributor in the period.

•	Maintaining an underweight position in the weak-performing Financials sector helped returns.

•	Materials was another area of strength for the Portfolio as Potash Corp. of Saskatchewan and Rio Tinto PLC appreciated sharply.

What hurt performance during the year

•	Significant detractors for the year were Financial holdings, including Northern Rock PLC in the U.K., Sumitomo Mitsui and Chuo Mitsui Trust Holdings in Japan and ING Groep in the Netherlands.

•	Not holding Spanish company Telefonica SA was a leading detractor from relative performance.

•	With respect to sector selection, detractors were a relative underweight position in the Telecomm Service sector and a relative overweight in the Consumer Discretionary sector.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Financials	21.1%
Consumer Discretionary	15.2
Materials	12.5
Industrials	9.3
Energy	8.8
Consumer Staples	8.0
Information Technology	6.5
Health Care	5.3
Utilities	5.0
Telecommunication Services	4.3
Cash and Other	4.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,026.50	$6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.00	6.26

Class B
Actual	1,000.00	1,025.10	7.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.74	7.53

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.23% and 1.48%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Janus Capital Management LLC

•	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception*
Portfolio—A Shares	5.22%	12.60%	5.84%
Portfolio—B Shares	5.05	12.34	5.59
S&P 500 Index	5.49	12.83	6.07

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.22% for the year ended December 31, 2007. The Portfolio’s benchmark, the S&P 500 Index, returned 5.49% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the S&P 500 Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•

Materials stock selection was positive, with Southern Copper and Freeport-McMoRan Copper & Gold performing well as new supplies of copper were easily absorbed and as investors concluded that a U.S. economic slowdown would have limited impact on their businesses.

•

Information Technology stock selection and an overweight in the sector helped performance. Notable Information Technology contributors included Cypress Semiconductor, Apple Inc., Google Inc. and Research in Motion Ltd.

•	An underweight in Financials was a positive contributor from a sector allocation perspective.

•	An underweight position to poor performing financial Citigroup contributed to relative returns.

•	Energy holding Apache Corp. performed well due to rising international oil production and rising oil prices.

What hurt performance during the year

•	An underweight position in the Energy sector was the largest detractor from relative returns.

•	Industrial stock selection was also detrimental, led by JetBlue Airways Corp., which suffered from concerns surrounding slower economic growth and higher fuel prices.

•	Comcast Corp. was lower due to threats from satellite and telecom competition.

•	Rite Aid, which is in the process of integrating a major acquisition and has borrowed significantly in order to improve its store base and lift operating profitability, detracted from performance.

•	An underweight position in Exxon Mobil Corp. relative to the benchmark was detrimental.

•	Level 3 Communications, despite strong demand for its network services, reported weak results due to poor execution on the integration of several acquired companies.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Information Technology	22.5%
Financials	14.8
Health Care	12.2
Consumer Discretionary	11.0
Consumer Staples	8.0
Energy	7.9
Industrials	7.1
Telecommunication Services	5.0
Materials	4.2
Utilities	1.8
Cash and Other	5.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$972.50	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60

Class B
Actual	1,000.00	971.70	6.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	RCM Capital Management LLC

•	TCW Investment Management Company

•	T. Rowe Price Associates, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception*
Portfolio—A Shares	11.51%	11.04%	2.57%
Portfolio—B Shares	11.26	10.77	2.32
Russell 1000 Growth Index	11.81	12.11	4.16

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.51% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 1000 Growth Index, returned 11.81% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Growth Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	Amazon.com and Schlumberger were the biggest contributors to outperformance this year.

•

Amazon.com, a leading on-line retailer, hit an inflection point in 2007 with their revenue growth rate accelerating in mature categories such as books, music, and video while simultaneously expanding profit margins.

•

In Energy, Schlumberger rallied in 2007 on solid earnings reports. The company is a beneficiary of increased capital spending in the oil and gas industry. Its services range from well drilling and management to reservoir imaging.

•	Information Technology stock selection and a sector overweight both added to performance. Google Inc., Salesforce.com Inc. and Juniper Networks were top relative contributors in the sector.

•

Shares in Agricultural giant Monsanto more than doubled in 2007. The company recently reported quarterly profits that nearly tripled those earned a year earlier, thanks to strong herbicide sales and corn seed sales in the U.S. and Latin America.

What hurt performance during the year

•	The two largest detractors from performance during the year were Countrywide Financial and Network Appliance.

•

Countrywide has historically been a leader in originating and servicing mortgages in the United States. Rising mortgage default rates and an excess supply of houses for sale have combined to cause a dramatic slowdown in mortgage volumes and a reduction in the value of mortgage related financial products.

•

Network Appliance, a leader in network attached storage, has suffered from weaker than expected growth trends in its end markets. While still having a dominant competitive position and product portfolio, industry spending trends have been below expectations.

•	Overweight positions relative to the benchmark in Pulte Homes Inc., Genentech Inc., Progressive Corp. and Marvell Technology Group also detracted.

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Information Technology	33.4%
Health Care	16.3
Industrials	11.4
Consumer Discretionary	9.4
Financials	8.9
Energy	7.1
Consumer Staples	4.8
Materials	3.6
Telecommunication Services	1.7
Cash and Other	3.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,042.80	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60

Class B
Actual	1,000.00	1,041.60	6.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Institutional Capital LLC

•	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception*
Portfolio—A Shares	3.88%	15.00%	8.33%
Portfolio—B Shares	3.61	14.71	8.06
Russell 1000 Value Index	(0.17)	14.63	8.94

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 3.88% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 1000 Value Index, returned (0.17)% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Value Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	A large underweight in the Financials sector relative to the benchmark was the leading contributor to performance.

•	Information Technology and Consumer Staples stock selection were also key contributors.

•	A relative overweight in Energy holding Hess Corp. was the leading individual contributor.

•	Textron Inc., Rio Tinto PLC, Occidental Petroleum Corp. and Merck & Co. were other notable contributors.

What hurt performance during the year

•	Underweight positions in the Energy and Utilities sectors detracted from relative returns.

•	Underweighted positions in integrated oil companies Exxon Mobil and Chevron held back results.

•	Holdings of Office Depot Inc., Intercontinental Hotels, home improvement products maker Masco Corp. and department stores operator Macy’s also hurt results.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Financials	22.3%
Energy	13.4
Industrials	11.4
Health Care	11.3
Consumer Staples	10.8
Information Technology	8.0
Consumer Discretionary	7.9
Telecommunication Services	6.8
Materials	4.1
Utilities	2.2
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$960.20	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	5.40

Class B
Actual	1,000.00	958.50	6.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.80	6.67

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.06% and 1.31%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Franklin Advisers, Inc.

•	Provident Investment Counsel, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception*
Portfolio—A Shares	12.22%	16.10%	4.86%
Portfolio—B Shares	11.97	15.84	4.60
Russell 2500 Growth Index†	9.69	17.43	7.96
Russell Mid Cap Growth Index	11.43	17.90	8.74

*	Date of inception 12/31/01
†	In 2007, the Investment Manager revised the Portfolio’s benchmark index to be the Russell 2500 Growth Index, which more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 12.22% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 2500 Growth Index, returned 9.69% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 2500 Growth Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•

The portfolio benefited from stock selection in the Consumer Discretionary sector. Specialty retailer GameStop Corp. and distributor LKQ Corp. performed particularly well in a challenging environment for Consumer Discretionary companies.

•

The portfolio’s Energy holdings also generated outsized gains, especially in the oil & gas industry. In this area, National Oilwell Varco outperformed. An overweight position in the Energy sector also contributed to performance.

•	Information Technology stock selection was also additive.

•	Precision Castparts, Stericycle Inc. and Aquantive Inc. were other individual contributors.

What hurt performance during the year

•	Financial stocks Clayton Holdings Inc. and Ambac Financial Group Inc. and Health Care stock Intuitive Surgical Inc. had the most negative impact on performance.

•	A relative underweight in Materials was the leading detractor from a sector perspective.

•	Not holding First Solar Inc. was detrimental to performance.

•

The portfolio’s Telecommunication Services stocks detracted the most from relative performance. After producing stellar returns for several years, the shares of wireless telecom provider NII Holdings traded lower.

MULTIMANAGER MID CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Information Technology	25.6%
Industrials	17.1
Consumer Discretionary	16.6
Health Care	15.1
Energy	11.8
Financials	7.0
Telecommunication Services	2.6
Materials	2.0
Consumer Staples	0.4
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,009.40	$6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.67

Class B
Actual	1,000.00	1,008.60	7.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.34	7.93

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.31% and 1.56%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO ADVISERS

•	AXA Rosenberg Investment Management LLC

•	TCW Investment Management Company

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception*
Portfolio—A Shares	0.31%	15.12%	7.16%
Portfolio—B Shares	0.10	14.83	6.89
Russell 2500 Value Index†	(7.27)	16.17	11.36
Russell Mid Cap Value Index	(1.42)	17.92	12.80

*	Date of inception 12/31/01
†	In 2007, the Investment Manager revised the Portfolio’s benchmark index to be the Russell 2500 Value Index, which more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 0.31% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 2500 Value Index, returned (7.27)% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 2500 Value Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•

For the year ending December 31, 2007, stock selection was the primary driver of performance. Stock selection was particularly strong in the Industrials, Materials and Energy sectors. Sector allocation also contributed to returns as a large underweight to the weaker Financials sector and overweights to the Industrials and Health Care sectors helped performance.

•	McDermott International Inc., SPX Corp., AGCO Corp., Alliant Techsystems Inc., and Goodrich Corp. all contributed in the Industrials sector.

•	Owens Illinois Inc., the main contributor in the Materials sector, increased on the back of continued progress made towards improving pricing and reducing costs.

•	Energy security selection was driven by holdings Consol Energy and Murphy Oil Corp.

What hurt performance during the year

•	The leading detractor was E*Trade Financial, which began to suffer in the third quarter as a result of a difficult credit market that increased the company’s credit costs.

•	An underweight to the Utilities sector detracted from relative results.

•	Also dampening performance was security selection in Consumer Discretionary, led by declines in holdings specialty retailer Coldwater Creek and consumer electronics company Circuit City.

•

Security selection in Information Technology hampered performance as semiconductor issues Micron Technology and LSI Corp. and integrated self-service delivery and security systems and services company Diebold Inc. declined.

•	Not holding Reliant Energy Inc. and KBR Inc. hurt relative performance.

MULTIMANAGER MID CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Industrials	17.5%
Financials	17.0
Information Technology	15.8
Consumer Discretionary	10.9
Materials	9.3
Health Care	8.9
Energy	8.4
Utilities	4.7
Consumer Staples	3.6
Telecommunication Services	1.3
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$903.10	$6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.56

Class B
Actual	1,000.00	901.50	7.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.44	7.83

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.29% and 1.54%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	Eagle Asset Management, Inc.

•	Wells Capital Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Incept.*
Portfolio—B Shares	3.60%	11.21%	8.82%
Russell 2000 Growth Index	7.05	16.50	5.60

*	Date of inception 12/1/98

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 3.60% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 2000 Growth Index, returned 7.05% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 2000 Growth Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	Industrials stock selection was the largest contributor to performance, including holdings Infrasource Services Inc., GEO Group Inc. and Belden Inc.

•	AK Steel Holding Corp. in the Materials sector was the largest individual contributor. A large overweight in the sector was also advantageous for the Portfolio.

•	Underweighting the poorly performing Financials sector added to performance.

•	Spartan Manufacturers Inc. and Amkor Technology Inc. were notable individual contributors.

•	Energy stock selection was also additive to performance.

What hurt performance during the year

•	Consumer Discretionary stock selection, led by Delphi Corp., and Information Technology stock selection, led by STEC Inc., were the top detractors from performance.

•	Industrial sector holdings First Consulting Group, ICT Group, Inc., and Kimball International Inc. were notable detractors for the year.

•	The Portfolio’s holdings in Health Care underperformed the benchmark.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Information Technology	26.2%
Health Care	20.5
Industrials	20.3
Consumer Discretionary	13.8
Financials	6.0
Energy	4.9
Materials	2.7
Telecommunication Services	1.9
Consumer Staples	1.3
Cash and Other	2.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class B
Actual	$1,000.00	$943.00	$7.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.34	7.93

*	Expenses are equal to the Portfolio’s Class B shares annualized expense ratios of 1.56% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO ADVISERS

•	Lazard Asset Management LLC

•	Franklin Advisory Services, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Incept.**
Portfolio—A Shares*	(9.62)%	12.29%	7.34%
Portfolio—B Shares	(9.84)	12.01	7.20
Russell 2000 Value Index	(9.78)	15.80	9.06

*	Date of inception 5/18/01. Returns shown for Class A shares prior to this period are derived from the historical performance of Class B shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.
**	Date of inception 1/1/98

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned (9.62)% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 2000 Value Index, returned (9.78)% over the same period.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•

The Consumer Discretionary space was a good source of returns for the Portfolio. Despite difficult conditions for many companies that rely on consumer spending, several holdings continued to post strong results. Bally Technologies, a gaming equipment and services provider, was up for the year as the company continued to execute well and post robust earnings increases.

•	The Portfolio had a large underweight in the Financials sector which benefited performance.

•

During the year there were many opportunities in technology, particularly as international sales became a major source of revenue growth. Holdings in Plexus Corp. and Secure Computing Corp. benefited from increased spending on technology systems and services to improve industrial or business efficiency.

•	An overweight position in Industrials sector was also helpful.

•	Materials sector holdings Quanex Corp. and Schnitzer Steel Industries and Health Care holding Pharmanet Development Group Inc. were other notable individual contributors.

What hurt performance during the year

•	Stock selection in the Industrials, Financials and Consumer Staples sectors detracted from performance.

•	Within the Industrials sector, exposure to residential and commercial construction companies negatively impacted performance in this sector, although no single holding is notable.

•	In Financials several holdings, including Bankunited Financial Corp. and Franklin Bank Corp., detracted from performance.

•	Not holding CF Industrial Holdings Inc., a strong performer for the benchmark, was the largest individual detractor from relative performance.

•	TravelCenters of America, an operator of truck stops which slashed earnings forecasts due to weak freight demand, weak gas margins and acquisition integration issues, detracted from performance.

•	Information Technology Komag Inc. was another notable detractor.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Industrials	19.9%
Information Technology	18.4
Financials	17.9
Consumer Discretionary	13.0
Materials	9.7
Energy	6.9
Health Care	6.0
Utilities	2.5
Telecommunication Services	1.6
Consumer Staples	1.5
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$864.70	$5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.11	6.16

Class B
Actual	1,000.00	863.20	6.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.43

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.21% and 1.46%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO ADVISERS

•	Firsthand Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	5 Years	Since Inception*
Portfolio—A Shares	18.53%	18.82%	5.28%
Portfolio—B Shares	18.21	18.50	5.01
Russell 1000 Index	5.77	13.43	6.65
Russell 1000 Technology Index†	16.92	14.83	3.49

*	Date of inception 12/31/01
†	The Investment Manager believes the Russell 1000 Technology Index more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 18.53% for the year ended December 31, 2007. The Portfolio’s benchmark, the Russell 1000 Technology Index, returned 16.92% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Technology Index.

Portfolio Highlights

For the year ended December 31, 2007

What helped performance during the year

•	Stock selection in Internet Software & Services, specifically companies associated with exciting consumer technology products, helped performance.

•	Communications Equipment stock selection was also positive, including holding Research In Motion Ltd. and Nokia Corp. and not holding Motorola Inc.

•	Shares of Internet search firm Google benefited from higher-than-expected earnings due to strong growth in its core Internet search advertising business.

•	Software holding Nintendo Co. was another key contributor to performance.

•	IT Services stock selection was positive, although no individual holding stands out.

•

China Mobile Limited was also a profitable investment for the Portfolio. Shares of the world’s largest cell phone carrier nearly doubled in 2007, as the service provider continued to enjoy robust business by adding over five million new customers each month, ending the year with more than 360 million subscribers.

•	Electrical Equipment was the leading sector contributor for the period.

What hurt performance during the year

•	An overweight position relative to the benchmark in the Internet Software & Services sector and a large underweight in the Computers & Peripherals sector were significant detractors from performance.

•	Semiconductor & Semiconductor Equipment stock selection was poor, including holdings MEMC Electronic Materials Inc. and Soitec S.A.

•

The Portfolio held a position in Apple Inc. but was underweight relative to the benchmark. The consumer electronics company reported sharply higher profits due to strong sales of its Macintosh computers and iPod products, as well as enthusiasm over the recent launch of the iPhone.

•	Commercial Service & Supply and Household Durables stock selection detracted from relative performance.

•	In the Software sector, and underweight position in Oracle Corp. and an overweight position in AMDOCS Ltd. were notable detractors from performance.

MULTIMANAGER TECHNOLOGY PORTFOLIO

Sector Weightings as of 12/31/07	% of Net Assets
Semiconductors & Semiconductor Equipment	17.4%
Communications Equipment	17.0
Software	16.3
Computers & Peripherals	13.8
Internet Software & Services	11.1
Industrials	4.9
IT Services	4.1
Electronic Equipment & Instruments	3.8
Consumer Discretionary	2.3
Telecommunication Services	2.4
Materials	1.1
Health Care	0.5
Energy	0.0 #
Cash and Other	5.3

Total	100.0%

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07
Class A
Actual	$1,000.00	$1,065.50	$7.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.05	7.22

Class B
Actual	1,000.00	1,064.80	8.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.79	8.49

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.42% and 1.67%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TARGET 2015 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	7.49%	11.78%
Portfolio—B Shares	7.22	11.50
Target 2015 Allocation Index	7.27	11.22

*	Date of inception 8/31/06

Returns	for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.49% for the year ended December 31, 2007. The Portfolio’s benchmark, the Target 2015 Allocation Index, returned 7.27% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Trust-funds. These included 8 equity funds and 2 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (26.7%) and high yield bonds (5.4%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (14.4%), large cap value stocks (12.6%), international stocks (22.8%) and small and mid cap stocks (18.1%).

•	During the year, the Portfolio benefited most from exposure to the EQ/Van Kampen Emerging Markets Equity Portfolio and the Multimanager Aggressive Equity Portfolio.

•	The EQ/Small Company Index Portfolio detracted from performance during the year.

•	The Portfolio is ahead of its benchmark since inception.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

TARGET 2015 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/Equity 500 Index	26.1%
EQ/Bond Index Portfolio	25.4
EQ/International ETF Portfolio	16.4
Multimanager Aggressive Equity Portfolio	9.1
EQ/Small Company Index Portfolio	6.1
Multimanager High Yield Portfolio	5.6
EQ/Van Kampen Emerging Markets Equity	5.5
Multimanager Large Cap Value Portfolio	3.1
Multimanager Mid Cap Value Portfolio	2.2
Multimanager Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07- 12/31/07
Class A
Actual	$1,000.00	$1,013.40	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

Class B
Actual	1,000.00	1,011.70	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TARGET 2025 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	7.62%	12.49%
Portfolio—B Shares	7.35	12.20
Target 2025 Allocation Index	7.21	11.77

*	Date of inception 8/31/06

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.62% for the year ended December 31, 2007. The Portfolio’s benchmark, the Target 2025 Allocation Index, returned 7.21% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team also is responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 8 equity funds and 2 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (17.6%) and high yield bonds (2.9%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (17.0%), large cap value stocks (15.1%), international stocks (26.2%) and small and mid cap stocks (21.2%).

•	The Portfolio outperformed its benchmark for the year ended December 31, 2007.

•	During the year the Portfolio benefited most from exposure to the EQ/Van Kampen Emerging Markets Equity Portfolio and the Multimanager Aggressive Equity Portfolio.

•	The EQ/Small Company Index Portfolio detracted from performance during the year.

•	The Portfolio is ahead of its benchmark since inception.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

TARGET 2025 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/Equity 500 Index	32.3%
EQ/International ETF Portfolio	19.2
EQ/Bond Index Portfolio	16.3
Multimanager Aggressive Equity Portfolio	9.3
EQ/Small Company Index Portfolio	7.3
EQ/Van Kampen Emerging Markets Equity	6.2
Multimanager Large Cap Value Portfolio	3.2
Multimanager High Yield Portfolio	3.0
Multimanager Mid Cap Value Portfolio	2.4
Multimanager Mid Cap Growth Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/01/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07- 12/31/07
Class A
Actual	$1,000.00	$1,008.10	$1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

Class B
Actual	1,000.00	1,007.30	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TARGET 2035 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	7.75%	13.15%
Portfolio—B Shares	7.37	12.87
Target 2035 Allocation Index	7.26	12.42

*	Date of inception 8/31/06

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.75% for the year December 31, 2007. The Portfolio’s benchmark, the Target 2035 Allocation Index, returned 7.26% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team also is responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 8 equity funds and 2 fixed income funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (8.4%) and high yield bonds (2.1%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (19.2%), large cap value stocks (17.1%), international stocks (30.1) and small and mid cap stocks (23.1%).

•	The Portfolio outperformed its benchmark for the year ended December 31, 2007.

•	During the year, the Portfolio benefited most from exposure to the EQ/Van Kampen Emerging Markets Equity Portfolio and the Multimanager Aggressive Equity Portfolio.

•	The EQ/Small Company Index Portfolio detracted from performance during the year.

•	The Portfolio is ahead of its benchmark since inception.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

TARGET 2035 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/Equity 500 Index	37.6%
EQ/International ETF Portfolio	22.1
Multimanager Aggressive Equity Portfolio	9.4
EQ/Small Company Index Portfolio	8.1
EQ/Van Kampen Emerging Markets Equity	7.2
EQ/Bond Index Portfolio	7.1
Multimanager Large Cap Value Portfolio	3.1
Multimanager Mid Cap Value Portfolio	2.2
Multimanager High Yield Portfolio	2.2
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07- 12/31/07
Class A
Actual	$1,000.00	$1,003.80	$1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

Class B
Actual	1,000.00	1,003.00	3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

TARGET 2045 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/07

	1 Year	Since Inception*
Portfolio—A Shares	8.09%	13.97%
Portfolio—B Shares	7.82	13.69
Target 2045 Allocation Index	7.23	13.00

*	Date of inception 8/31/06

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 8.09% for the year ended December 31, 2007. The Portfolio’s benchmark, the Target 2045 Allocation Index, returned 7.23% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team also is responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2007

•	As of December 31, 2007, the Portfolio was invested in 8 underlying EQ Advisors Trust and AXA Premier VIP Funds.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (1.4%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (21.1%), large cap value stocks (18.9%), international stocks (33.5%) and small and mid cap stocks (25.1%).

•	The Portfolio outperformed its benchmark for the year ended December 31, 2007.

•	During the year, the Portfolio benefited most from exposure to the EQ/ Van Kampen Emerging Markets Equity Portfolio and the Multimanager Aggressive Equity Portfolio.

•	The EQ/Small Company Index Portfolio detracted from performance for the year.

•	The Portfolio is ahead of its benchmark since inception.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying Portfolios.

TARGET 2045 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) As of December 31, 2007
EQ/Equity 500 Index	42.5%
EQ/International ETF Portfolio	24.7
Multimanager Aggressive Equity Portfolio	9.4
EQ/Small Company Index Portfolio	8.8
EQ/Van Kampen Emerging Markets Equity	8.1
Multimanager Large Cap Value Portfolio	3.1
Multimanager Mid Cap Value Portfolio	2.1
Multimanager Mid Cap Growth Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07- 12/31/07
Class A
Actual	$1,000.00	$999.80	$1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

Class B
Actual	1,000.00	999.00	3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	820,878	$8,160,588
EQ/AllianceBernstein Value Portfolio‡	1,760,154	25,109,754
EQ/BlackRock Basic Value Equity Portfolio‡	1,068,509	16,736,479
EQ/BlackRock International Value Portfolio‡	286,459	4,618,790
EQ/Davis New York Venture Portfolio‡	162,482	1,808,042
EQ/Evergreen International Bond Portfolio‡	4,027,396	43,351,357
EQ/JPMorgan Core Bond Portfolio‡	2,393,129	25,841,092
EQ/Long Term Bond Portfolio‡	5,366,096	73,442,724
EQ/Marsico Focus Portfolio‡	1,055,455	18,685,766
EQ/Money Market Portfolio‡	22,250	22,250
EQ/PIMCO Real Return Portfolio‡	4,002,243	42,156,985
EQ/Short Duration Bond Portfolio‡	17,776,598	179,407,343
MarketPLUS International Core Portfolio‡	376,040	4,796,956
Multimanager Aggressive Equity Portfolio‡	345,982	11,107,986
Multimanager Core Bond Portfolio‡	6,318,925	65,612,941
Multimanager High Yield Portfolio‡	5,891,006	31,482,211
Multimanager International Equity Portfolio‡	963,897	15,791,302
Multimanager Large Cap Core Equity Portfolio‡	399,699	4,661,572
Multimanager Large Cap Value Portfolio‡	1,277,655	15,063,933
Multimanager Mid Cap Value Portfolio‡	743,534	6,832,833

Total Investments (100.0%) (Cost/Amortized Cost $597,185,908)		594,690,904
Other Assets Less Liabilities (-0.0%)		(187,087)

Net Assets (100%)		$594,503,817

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$8,951,693	$9,087,366	$9,758,171	$8,160,588	$410,327	$143,700
EQ/AllianceBernstein Value Portfolio	20,091,406	15,116,009	5,792,603	25,109,754	424,805	2,719,627
EQ/BlackRock Basic Value Equity Portfolio	10,274,721	12,435,505	3,963,603	16,736,479	229,440	1,875,877
EQ/BlackRock International Value Portfolio	2,676,844	3,217,567	1,037,036	4,618,790	95,804	529,419
EQ/Davis New York Venture Portfolio	—	2,473,518	630,675	1,808,042	11,997	528
EQ/Evergreen International Bond Portfolio	15,653,728	34,359,057	8,364,284	43,351,357	1,051,691	516,138
EQ/JPMorgan Core Bond Portfolio	—	38,386,309	11,797,647	25,841,092	1,174,967	64,713
EQ/Long Term Bond Portfolio	38,510,641	51,675,348	18,423,264	73,442,724	2,933,084	5,063
EQ/Marsico Focus Portfolio	10,557,488	12,798,758	4,356,106	18,685,766	77,189	2,394,487
EQ/Money Market Portfolio	21,192	1,057	—	22,250	1,057	—
EQ/PIMCO Real Return Portfolio	—	44,979,922	3,572,374	42,156,985	1,094,992	466,933
EQ/Short Duration Bond Portfolio	130,476,014	121,066,648	71,777,783	179,407,343	7,473,977	1,614,562
MarketPLUS International Core Portfolio	2,675,404	3,605,807	1,016,450	4,796,956	30,007	1,004,043
Multimanager Aggressive Equity Portfolio	6,419,021	6,755,480	2,496,440	11,107,986	11,022	567,665
Multimanager Core Bond Portfolio	53,362,516	28,677,005	17,819,592	65,612,941	2,762,864	(211,795)
Multimanager High Yield Portfolio	18,820,630	21,594,511	7,137,348	31,482,211	2,437,921	128,177
Multimanager International Equity Portfolio	9,075,504	9,903,261	3,364,024	15,791,302	144,999	1,276,544
Multimanager Large Cap Core Equity Portfolio	2,766,304	3,061,738	893,895	4,661,572	30,431	417,524
Multimanager Large Cap Value Portfolio	9,147,950	11,002,976	3,270,880	15,063,933	201,548	2,015,438
Multimanager Mid Cap Value Portfolio	4,779,004	5,021,325	2,306,212	6,832,833	—	606,267

	$344,260,060	$435,219,167	$177,778,387	$594,690,904	$20,598,122	$16,134,910

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$435,219,167
Net Proceeds of Sales and Redemptions:
Investment Companies	$184,421,799

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,214,581
Aggregate gross unrealized depreciation	(12,386,671)

Net unrealized depreciation	$(5,172,090)

Federal income tax cost of investments	$599,862,994

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,223,125	$22,100,724
EQ/AllianceBernstein Value Portfolio‡	5,661,555	80,765,786
EQ/BlackRock Basic Value Equity Portfolio‡	3,888,778	60,911,467
EQ/BlackRock International Value Portfolio‡	1,258,782	20,296,266
EQ/Davis New York Venture Portfolio‡	1,170,414	13,023,924
EQ/Evergreen International Bond Portfolio‡	6,708,052	72,206,238
EQ/Franklin Small Cap Value Portfolio‡	1,548,768	15,235,270
EQ/GAMCO Small Company Value Portfolio‡	372,140	11,737,817
EQ/JPMorgan Core Bond Portfolio‡	2,974,073	32,114,138
EQ/Long Term Bond Portfolio‡	7,194,492	98,466,941
EQ/Marsico Focus Portfolio‡	3,716,322	65,793,738
EQ/Money Market Portfolio‡	22,250	22,250
EQ/PIMCO Real Return Portfolio‡	6,905,825	72,741,400
EQ/Short Duration Bond Portfolio‡	25,235,375	254,683,807
MarketPLUS International Core Portfolio‡	1,664,369	21,231,542
Multimanager Aggressive Equity Portfolio‡	704,617	22,622,190
Multimanager Core Bond Portfolio‡	8,449,410	87,734,958
Multimanager High Yield Portfolio‡	9,102,963	48,647,273
Multimanager International Equity Portfolio‡	4,501,178	73,741,775
Multimanager Large Cap Core Equity Portfolio‡	1,491,028	17,389,427
Multimanager Large Cap Value Portfolio‡	3,715,054	43,801,606
Multimanager Mid Cap Growth Portfolio‡	547,430	4,997,559
Multimanager Mid Cap Value Portfolio‡	1,573,652	14,461,341
Multimanager Small Cap Value Portfolio‡	451,107	5,066,511

Total Investment Companies (99.9%) (Cost $1,162,134,675)		1,159,793,948

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $1,747,346)	$1,747,346	1,747,346

Total Investments (100.0%) (Cost/Amortized Cost $1,163,882,021)		1,161,541,294
Other Assets Less Liabilities (0.0%)		(199,487)

Net Assets (100%)		$1,161,341,807

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$22,801,702	$11,696,577	$12,401,470	$22,100,724	$1,106,815	$65,358
EQ/AllianceBernstein Value Portfolio	79,443,996	31,687,496	16,966,075	80,765,786	1,366,855	8,856,107
EQ/BlackRock Basic Value Equity Portfolio	44,313,642	26,807,381	4,348,984	60,911,467	828,820	5,315,684
EQ/BlackRock International Value Portfolio	14,059,918	8,696,617	1,662,648	20,296,266	419,777	2,031,298
EQ/Davis New York Venture Portfolio	—	13,913,289	536,107	13,023,924	86,662	27,317
EQ/Evergreen International Bond Portfolio	30,160,303	41,857,934	3,449,395	72,206,238	1,746,247	177,109
EQ/Franklin Small Cap Value Portfolio	53,203	18,823,064	788,697	15,235,270	99,984	78,258
EQ/GAMCO Small Company Value Portfolio	—	12,820,335	299,781	11,737,817	77,712	403,158
EQ/JPMorgan Core Bond Portfolio	—	38,196,898	5,260,915	32,114,138	1,449,811	76,127
EQ/Long Term Bond Portfolio	61,129,833	41,327,109	6,868,589	98,466,941	3,918,109	(279,445)
EQ/Marsico Focus Portfolio	50,743,765	25,599,959	10,740,239	65,793,738	271,484	6,997,757
EQ/Money Market Portfolio	21,192	1,057	—	22,250	1,057	—
EQ/PIMCO Real Return Portfolio	—	72,066,692	1,172,532	72,741,400	1,886,245	623,585
EQ/Short Duration Bond Portfolio	213,265,762	86,005,278	45,986,341	254,683,807	10,602,659	660,394
EQ/Small Company Index Portfolio	13,736,732	645,123	14,118,135	—	—	1,060,530
MarketPLUS International Core Portfolio	14,036,731	10,609,511	1,687,027	21,231,542	132,730	4,065,386
Multimanager Aggressive Equity Portfolio	17,765,587	8,778,553	4,647,369	22,622,190	22,229	1,387,797
Multimanager Core Bond Portfolio	96,813,095	26,935,305	38,283,334	87,734,958	4,504,472	(766,436)
Multimanager High Yield Portfolio	35,000,351	19,052,744	2,965,255	48,647,273	3,756,228	(12,909)
Multimanager International Equity Portfolio	50,300,154	26,519,623	5,254,993	73,741,775	675,263	4,377,240
Multimanager Large Cap Core Equity Portfolio	11,828,243	7,280,422	979,927	17,389,427	112,164	1,243,684
Multimanager Large Cap Value Portfolio	32,214,874	18,358,716	2,670,837	43,801,606	584,601	4,698,670
Multimanager Mid Cap Growth Portfolio	1,978,990	3,568,648	318,005	4,997,559	—	430,549
Multimanager Mid Cap Value Portfolio	10,629,093	6,260,989	1,089,855	14,461,341	—	1,205,787
Multimanager Small Cap Value Portfolio	13,910,464	4,304,295	12,426,112	5,066,511	30,316	36,708

	$814,207,630	$561,813,615	$194,922,622	$1,159,793,948	$33,680,240	$42,759,713

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$561,813,615
Net Proceeds of Sales and Redemptions:
Investment Companies	$203,181,677

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,970,060
Aggregate gross unrealized depreciation	(25,618,705)

Net unrealized depreciation	$(4,648,645)

Federal income tax cost of investments	$1,166,189,939

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	98,510,874	$979,324,842
EQ/AllianceBernstein Value Portfolio‡	32,854,344	468,688,742
EQ/BlackRock Basic Value Equity Portfolio‡	55,865,121	875,037,477
EQ/BlackRock International Value Portfolio‡	13,768,367	221,997,464
EQ/Davis New York Venture Portfolio‡	5,230,911	58,207,628
EQ/Evergreen International Bond Portfolio‡	44,050,189	474,161,279
EQ/Franklin Small Cap Value Portfolio‡	5,613,430	55,219,432
EQ/GAMCO Small Company Value Portfolio‡	3,456,879	109,034,880
EQ/JPMorgan Core Bond Portfolio‡	14,934,117	161,259,098
EQ/Long Term Bond Portfolio‡	26,994,637	369,460,329
EQ/Marsico Focus Portfolio‡	32,345,328	572,641,425
EQ/Money Market Portfolio‡	22,250	22,250
EQ/PIMCO Real Return Portfolio‡	25,743,639	271,166,479
EQ/Short Duration Bond Portfolio‡	84,974,381	857,589,739
EQ/Van Kampen Emerging Markets Equity Portfolio‡	14,925,038	281,877,025
MarketPLUS International Core Portfolio‡	18,273,654	233,108,046
Multimanager Aggressive Equity Portfolio‡	11,061,923	355,150,517
Multimanager Core Bond Portfolio‡	94,486,123	981,102,384
Multimanager High Yield Portfolio‡	81,942,431	437,909,725
Multimanager International Equity Portfolio‡	38,892,987	637,174,887
Multimanager Large Cap Core Equity Portfolio‡	17,779,791	207,360,537
Multimanager Large Cap Value Portfolio‡	28,162,358	332,042,719
Multimanager Mid Cap Growth Portfolio‡	15,466,569	141,196,321
Multimanager Mid Cap Value Portfolio‡	22,831,024	209,809,611
Multimanager Small Cap Value Portfolio‡	12,138,616	136,332,306

Total Investment Companies (99.9%) (Cost $9,159,544,096)		9,426,875,142

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $6,039,185)	$6,039,185	6,039,185

Total Investments (100.0%) (Cost/Amortized Cost $9,165,583,281)		9,432,914,327
Other Assets Less Liabilities (0.0%)		366,833

Net Assets (100%)		$9,433,281,160

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$74,637,582	$—	$56,545,188	$—	$—	$19,525,667
EQ/AllianceBernstein Quality Bond Portfolio	1,050,743,242	87,758,379	155,605,097	979,324,842	51,087,698	1,092,462
EQ/AllianceBernstein Value Portfolio	455,730,614	86,851,492	8,481,893	468,688,742	7,930,978	35,890,862
EQ/BlackRock Basic Value Equity Portfolio	811,733,864	165,563,181	23,220,284	875,037,477	12,077,004	76,679,835
EQ/BlackRock International Value Portfolio	182,206,994	49,008,490	2,381,753	221,997,464	4,622,392	22,047,545
EQ/Davis New York Venture Portfolio	—	60,832,973	870,864	58,207,628	386,129	153,001
EQ/Evergreen International Bond Portfolio	226,029,580	224,927,933	2,012,292	474,161,279	11,309,924	368,669
EQ/Franklin Small Cap Value Portfolio	103,123	65,433,876	795,672	55,219,432	359,342	197,507
EQ/GAMCO Small Company Value Portfolio	—	114,935,099	485,714	109,034,880	662,135	3,388,374
EQ/JPMorgan Core Bond Portfolio	—	169,193,022	4,064,578	161,259,098	7,305,466	67,307
EQ/Long Term Bond Portfolio	239,591,218	123,197,075	3,215,103	369,460,329	14,764,438	(97,289)
EQ/Marsico Focus Portfolio	463,298,726	106,561,423	12,697,120	572,641,425	2,383,904	50,202,778
EQ/Money Market Portfolio	21,192	1,057	—	22,250	1,057	—
EQ/PIMCO Real Return Portfolio	—	265,205,243	1,648,603	271,166,479	6,351,433	2,096,089
EQ/Short Duration Bond Portfolio	816,481,232	156,495,831	122,912,536	857,589,739	35,894,255	1,667,189
EQ/Small Company Index Portfolio	62,621,034	9,002,525	70,546,776	—	—	4,055,206
EQ/Van Kampen Emerging Markets Equity Portfolio	223,855,451	75,772,351	45,615,298	281,877,025	—	51,369,513
MarketPLUS International Core Portfolio	182,967,416	68,928,467	2,357,208	233,108,046	1,472,450	44,561,246
Multimanager Aggressive Equity Portfolio	300,374,133	36,682,497	10,913,785	355,150,517	355,218	6,344,236
Multimanager Core Bond Portfolio	917,014,241	131,389,944	85,315,048	981,102,384	43,665,161	(1,520,122)
Multimanager High Yield Portfolio	386,680,704	73,955,509	1,801,144	437,909,725	34,083,903	138,372
Multimanager International Equity Portfolio	517,933,957	99,196,902	6,413,519	637,174,887	5,885,636	36,286,474
Multimanager Large Cap Core Equity Portfolio	177,296,749	36,910,107	902,544	207,360,537	1,357,847	13,801,039
Multimanager Large Cap Value Portfolio	292,553,572	72,311,790	5,060,068	332,042,719	4,464,468	34,527,220
Multimanager Mid Cap Growth Portfolio	154,239,777	29,907,141	36,586,820	141,196,321	—	21,981,550
Multimanager Mid Cap Value Portfolio	223,357,862	23,953,408	21,330,328	209,809,611	—	17,091,536
Multimanager Small Cap Value Portfolio	212,983,113	46,348,773	85,674,159	136,332,306	880,033	15,395,233

	$7,972,455,376	$2,380,324,488	$767,453,394	$9,426,875,142	$247,300,871	$457,311,499

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$2,380,324,488
Net Proceeds of Sales and Redemptions:
Investment Companies	$828,699,363

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,777,733
Aggregate gross unrealized depreciation	(142,324,155)

Net unrealized appreciation	$262,453,578

Federal income tax cost of investments	$9,170,460,749

The Portfolio has a net capital loss carryforward of $98,248 which expires in the year 2008.

The Portfolio utilized capital loss carryforward of $55,067,057 during 2007.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	25,298,299	$251,497,643
EQ/AllianceBernstein Value Portfolio‡	58,221,456	830,567,206
EQ/BlackRock Basic Value Equity Portfolio‡	72,687,084	1,138,526,534
EQ/BlackRock International Value Portfolio‡	36,626,824	590,561,118
EQ/Davis New York Venture Portfolio‡	9,634,115	107,204,829
EQ/Franklin Small Cap Value Portfolio‡	9,785,515	96,260,327
EQ/GAMCO Small Company Value Portfolio‡	4,093,206	129,105,532
EQ/JPMorgan Core Bond Portfolio‡	22,677,309	244,870,339
EQ/Long Term Bond Portfolio‡	36,640,194	501,473,616
EQ/Marsico Focus Portfolio‡	49,452,747	875,511,044
EQ/PIMCO Real Return Portfolio‡	25,497,595	268,574,814
EQ/Short Duration Bond Portfolio‡	81,234,239	819,842,982
EQ/Small Company Index Portfolio‡	6,085,755	70,630,706
EQ/Van Kampen Emerging Markets Equity Portfolio‡	26,517,731	500,818,775
MarketPLUS International Core Portfolio‡	26,483,875	337,841,820
Multimanager Aggressive Equity Portfolio‡	17,978,217	577,202,793
Multimanager Core Bond Portfolio‡	80,162,007	832,367,061
Multimanager International Equity Portfolio‡	62,965,838	1,031,554,889
Multimanager Large Cap Core Equity Portfolio‡	36,784,390	429,005,647
Multimanager Large Cap Value Portfolio‡	47,105,204	555,384,606
Multimanager Mid Cap Growth Portfolio‡	10,267,569	93,733,972
Multimanager Mid Cap Value Portfolio‡	24,526,551	225,390,950
Multimanager Small Cap Value Portfolio‡	30,282,135	340,107,411

Total Investment Companies (99.9%) (Cost $10,813,239,317)		10,848,034,614

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $10,827,397)	$10,827,397	10,827,397

Total Investments (100.0%) (Cost/Amortized Cost $10,824,066,714)		10,858,862,011
Other Assets Less Liabilities (0.0%)		5,086,337

Net Assets (100%)		$10,863,948,348

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$20,144,444	$—	$16,179,190	$—	$—	$4,577,790
EQ/AllianceBernstein Quality Bond Portfolio	235,596,909	99,744,429	83,919,697	251,497,643	13,225,470	(771,367)
EQ/AllianceBernstein Value Portfolio	612,012,618	348,795,558	12,514,593	830,567,206	13,929,230	61,600,465
EQ/BlackRock Basic Value Equity Portfolio	758,250,361	487,804,011	4,100,186	1,138,526,534	15,536,519	88,376,952
EQ/BlackRock International Value Portfolio	312,007,787	319,182,140	8,593,322	590,561,118	12,164,900	59,880,098
EQ/Davis New York Venture Portfolio	—	109,896,467	13,016	107,204,829	702,255	304,662
EQ/Franklin Small Cap Value Portfolio	325,480	110,227,656	49,862	96,260,327	615,470	306,803
EQ/GAMCO Small Company Value Portfolio	—	136,418,868	—	129,105,532	827,743	4,211,546
EQ/JPMorgan Core Bond Portfolio	—	251,452,958	20,465	244,870,339	10,915,387	117
EQ/Long Term Bond Portfolio	267,290,086	221,969,684	198,395	501,473,616	19,878,001	(14,752)
EQ/Marsico Focus Portfolio	600,809,019	371,608,342	93,371,019	875,511,044	3,595,587	92,700,602
EQ/PIMCO Real Return Portfolio	—	261,352,727	5,106	268,574,814	6,231,405	2,016,211
EQ/Short Duration Bond Portfolio	561,238,591	277,891,386	23,148,358	819,842,982	34,048,578	239,833
EQ/Small Company Index Portfolio	183,680,450	38,393,096	138,947,434	70,630,706	1,182,894	12,265,503
EQ/Van Kampen Emerging Markets Equity Portfolio	273,852,666	214,615,664	19,105,124	500,818,775	—	95,792,670
MarketPLUS International Core Portfolio	196,080,028	170,760,854	78,362	337,841,820	2,101,738	63,414,304
Multimanager Aggressive Equity Portfolio	378,734,859	215,528,392	48,969,072	577,202,793	566,630	15,911,986
Multimanager Core Bond Portfolio	666,239,477	203,860,450	53,439,951	832,367,061	34,599,008	(1,027,768)
Multimanager International Equity Portfolio	567,369,872	450,515,985	7,358,295	1,031,554,889	9,446,545	60,058,141
Multimanager Large Cap Core Equity Portfolio	278,905,160	182,250,355	13,893,443	429,005,647	2,774,883	29,820,698
Multimanager Large Cap Value Portfolio	417,136,578	278,140,789	79,233,543	555,384,606	7,405,693	70,824,086
Multimanager Mid Cap Growth Portfolio	40,332,155	56,350,166	21,468	93,733,972	—	8,377,731
Multimanager Mid Cap Value Portfolio	95,158,914	159,696,035	72,892	225,390,950	—	19,101,724
Multimanager Small Cap Value Portfolio	230,822,766	180,044,084	172,899	340,107,411	2,044,884	29,681,850

	$6,695,988,220	$5,146,500,096	$603,405,692	$10,848,034,614	$191,792,820	$717,649,885

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$5,146,500,096
Net Proceeds of Sales and Redemptions:
Investment Companies	$695,053,765

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,117,829
Aggregate gross unrealized depreciation	(311,951,769)

Net unrealized appreciation	$32,166,060

Federal income tax cost of investments	$10,826,695,951

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	3,766,173	$37,440,602
EQ/AllianceBernstein Value Portfolio‡	22,724,080	324,173,884
EQ/BlackRock Basic Value Equity Portfolio‡	23,816,696	373,050,328
EQ/BlackRock International Value Portfolio‡	18,867,597	304,216,093
EQ/Davis New York Venture Portfolio‡	5,051,391	56,209,996
EQ/Franklin Small Cap Value Portfolio‡	6,277,815	61,755,001
EQ/GAMCO Small Company Value Portfolio‡	2,333,137	73,590,462
EQ/JPMorgan Core Bond Portfolio‡	3,186,781	34,410,967
EQ/Marsico Focus Portfolio‡	20,201,637	357,649,623
EQ/PIMCO Real Return Portfolio‡	3,494,262	36,806,250
EQ/Van Kampen Emerging Markets Equity Portfolio‡	7,507,583	141,789,592
MarketPLUS International Core Portfolio‡	6,270,017	79,983,535
Multimanager Aggressive Equity Portfolio‡	6,718,451	215,700,402
Multimanager Core Bond Portfolio‡	7,248,057	75,260,643
Multimanager International Equity Portfolio‡	22,023,112	360,799,589
Multimanager Large Cap Core Equity Portfolio‡	12,903,772	150,492,947
Multimanager Large Cap Value Portfolio‡	20,025,288	236,104,203
Multimanager Mid Cap Growth Portfolio‡	3,564,382	32,539,706
Multimanager Mid Cap Value Portfolio‡	4,890,936	44,946,093
Multimanager Small Cap Value Portfolio‡	11,535,621	129,559,890

Total Investment Companies (99.7%) (Cost $3,181,442,117)		3,126,479,806

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $5,244,662)	$5,244,662	5,244,662

Total Investments (99.9%) (Cost/Amortized Cost $3,186,686,779)		3,131,724,468
Other Assets Less Liabilities (0.1%)		4,630,166

Net Assets (100%)		$3,136,354,634

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Large Cap Growth Portfolio	$7,972,453	$—	$6,413,722	$—	$—	$1,770,322
EQ/AllianceBernstein Quality Bond Portfolio	24,420,960	13,542,671	148,541	37,440,602	1,885,985	(9,142)
EQ/AllianceBernstein Value Portfolio	198,877,346	172,920,909	1,424,660	324,173,884	5,446,359	23,039,637
EQ/BlackRock Basic Value Equity Portfolio	210,665,931	200,134,075	2,016,671	373,050,328	5,103,799	28,809,788
EQ/BlackRock International Value Portfolio	136,589,869	186,093,388	1,342,295	304,216,093	6,286,859	29,938,960
EQ/Davis New York Venture Portfolio	—	58,131,432	272,896	56,209,996	373,594	152,253
EQ/Franklin Small Cap Value Portfolio	103,100	71,581,957	450,720	61,755,001	400,352	163,512
EQ/GAMCO Small Company Value Portfolio	—	79,272,235	641,244	73,590,462	485,909	2,455,006
EQ/JPMorgan Core Bond Portfolio	—	35,778,342	436,308	34,410,967	1,562,101	426
EQ/Marsico Focus Portfolio	203,806,964	193,773,766	35,280,450	357,649,623	1,476,089	37,027,666
EQ/PIMCO Real Return Portfolio	—	35,200,272	126,528	36,806,250	952,935	313,153
EQ/Small Company Index Portfolio	70,792,182	21,053,985	90,567,877	—	—	4,546,979
EQ/Van Kampen Emerging Markets Equity Portfolio	75,610,222	84,814,695	18,126,843	141,789,592	—	43,112,658
MarketPLUS International Core Portfolio	32,926,695	56,443,970	321,673	79,983,535	494,493	15,086,457
Multimanager Aggressive Equity Portfolio	122,559,548	106,112,242	22,040,915	215,700,402	213,415	5,966,489
Multimanager Core Bond Portfolio	72,328,612	21,137,961	19,966,193	75,260,643	3,263,406	(728,275)
Multimanager International Equity Portfolio	163,240,163	193,379,927	1,224,141	360,799,589	3,305,818	20,026,874
Multimanager Large Cap Core Equity Portfolio	81,800,121	81,592,396	5,396,176	150,492,947	973,472	10,370,435
Multimanager Large Cap Value Portfolio	129,731,044	130,510,474	1,241,582	236,104,203	3,155,213	23,325,532
Multimanager Mid Cap Growth Portfolio	7,757,669	27,000,958	245,509	32,539,706	—	2,813,199
Multimanager Mid Cap Value Portfolio	20,475,485	29,834,986	315,241	44,946,093	—	3,683,913
Multimanager Small Cap Value Portfolio	85,355,835	71,103,217	510,128	129,559,890	778,414	11,131,630

	$1,645,014,199	$1,869,413,858	$208,510,313	$3,126,479,806	$36,158,213	$262,997,472

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$1,869,413,858
Net Proceeds of Sales and Redemptions:
Investment Companies	$250,441,243

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,059,740
Aggregate gross unrealized depreciation	(132,566,538)

Net unrealized depreciation	$(55,506,798)

Federal income tax cost of investments	$3,187,231,266

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.3%)
Continental AG	53,316	$6,936,831

Automobiles (0.6%)
Toyota Motor Corp. (ADR)	163,348	17,342,657

Diversified Consumer Services (0.2%)
Apollo Global Management LLC, Class A*	300,000	6,525,000

Hotels, Restaurants & Leisure (4.6%)
Ctrip.com International Ltd. (ADR)	60,500	3,476,935
Las Vegas Sands Corp.*^	278,409	28,690,047
McDonald’s Corp.	638,954	37,640,780
Melco PBL Entertainment Macau Ltd. (ADR)*^	1,119,400	12,940,264
MGM MIRAGE*	189,434	15,916,245
Wynn Resorts Ltd.^	300,704	33,717,940

		132,382,211

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	486,800	45,097,152
Audible, Inc.*^	918,720	8,194,982
Expedia, Inc.*^	474,900	15,016,338
Liberty Media Corp., Interactive, Class A*	240,000	4,579,200

		72,887,672

Media (3.9%)
Cablevision Systems Corp. - New York Group, Class A*^	583,700	14,300,650
CBS Corp., Class B	59,600	1,624,100
Comcast Corp., Class A*	117,900	2,152,854
Comcast Corp., Special Class A*	1,021,674	18,512,733
Liberty Global, Inc., Class A*^	38,500	1,508,815
Liberty Media Corp., Capital Series, Class A*	57,000	6,639,930
Sirius Satellite Radio, Inc.*^	1,441,400	4,367,442
Time Warner, Inc.	1,272,300	21,005,673
Viacom, Inc., Class B*	58,500	2,569,320
Walt Disney Co.	370,400	11,956,512
XM Satellite Radio Holdings, Inc., Class A*^	2,334,100	28,569,384

		113,207,413

Specialty Retail (0.8%)
Lowe’s Cos., Inc.	747,463	16,907,613
Ulta Salon Cosmetics & Fragrance, Inc.*^	332,600	5,704,090

		22,611,703

Total Consumer Discretionary		371,893,487

Consumer Staples (1.5%)
Food & Staples Retailing (0.7%)
CVS Caremark Corp.	541,547	21,526,493

Food Products (0.8%)
Cadbury Schweppes plc (ADR)^	161,500	7,973,255
Kraft Foods, Inc., Class A	439,900	14,353,937

		22,327,192

Total Consumer Staples		43,853,685

Energy (9.5%)
Energy Equipment & Services (5.0%)
Grant Prideco, Inc.*	480,600	26,678,106
Schlumberger Ltd.	256,298	25,212,034
Transocean, Inc.	216,726	31,024,327
Weatherford International Ltd.*	880,100	60,374,860

		143,289,327

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	1,267,300	83,248,937
Denbury Resources, Inc.*	256,200	7,621,950
El Paso Corp.	75,430	1,300,414
Petroleo Brasileiro S.A. (ADR)^	229,409	26,437,093
USEC, Inc.*^	1,276,400	11,487,600

		130,095,994

Total Energy		273,385,321

Financials (9.2%)
Capital Markets (3.5%)
Goldman Sachs Group, Inc.	141,738	30,480,757
Lehman Brothers Holdings, Inc.^	475,000	31,084,000
Merrill Lynch & Co., Inc.	425,423	22,836,707
TD Ameritrade Holding Corp.*	782,672	15,700,400

		100,101,864

Commercial Banks (1.0%)
Industrial & Commercial Bank of China Ltd., Class H	40,922,000	29,389,694

Diversified Financial Services (3.3%)
CIT Group, Inc.	60,000	1,441,800
CME Group, Inc.	20,730	14,220,780
Interactive Brokers Group, Inc.*	347,300	11,224,736
IntercontinentalExchange, Inc.*	123,110	23,698,675
MarketAxess Holdings, Inc.*^	498,620	6,397,295
NASDAQ Stock Market, Inc.*	793,837	39,286,993

		96,270,279

Insurance (0.6%)
American International Group, Inc.	292,400	17,046,920

Real Estate Investment Trusts (REITs) (0.6%)
ProLogis (REIT)	248,504	15,750,183

Real Estate Management & Development (0.2%)
Move, Inc.*	2,709,140	6,637,393

Total Financials		265,196,333

Health Care (16.9%)
Biotechnology (8.2%)
Alnylam Pharmaceuticals, Inc.*^	400,225	11,638,543
Amgen, Inc.*	506,800	23,535,792
Applera Corp.- Celera Group*	797,691	12,659,356
Biogen Idec, Inc.*	671,200	38,204,704
Celgene Corp.*^	198,600	9,177,306
Cepheid, Inc.*^	1,229,768	32,404,387
Combinatorx, Inc.*^	719,215	3,193,315
Genentech, Inc.*	383,297	25,707,730
Genzyme Corp.*	530,000	39,453,200
ImClone Systems, Inc.*^	252,100	10,840,300
Memory Pharmaceuticals Corp.*^	1,289,200	734,844
Millennium Pharmaceuticals, Inc.*^	351,300	5,262,474
Myriad Genetics, Inc.*^	160,600	7,455,052
Sangamo BioSciences, Inc.*^	502,700	6,580,343
Senomyx, Inc.*^	771,050	5,775,164
Vertex Pharmaceuticals, Inc.*	119,000	2,764,370

		235,386,880

Health Care Equipment & Supplies (1.8%)
Covidien Ltd.	266,950	11,823,215
Given Imaging Ltd.*^	685,548	15,938,991
Hologic, Inc.*^	223,900	15,368,496
Insulet Corp.*^	415,200	9,748,896

		52,879,598

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Health Care Providers & Services (3.6%)
UnitedHealth Group, Inc.	1,767,149	$102,848,072

Life Sciences Tools & Services (0.6%)
Compugen Ltd.*^	1,328,450	2,125,520
Illumina, Inc.*^	142,100	8,420,846
Qiagen N.V.*^	387,200	8,150,560

		18,696,926

Pharmaceuticals (2.7%)
Alexza Pharmaceuticals, Inc.*^	1,105,440	8,943,009
BioMimetic Therapeutics, Inc.*^	105,465	1,831,927
Forest Laboratories, Inc.*	615,600	22,438,620
Johnson & Johnson	139,700	9,317,990
King Pharmaceuticals, Inc.*	316,500	3,240,960
Merck & Co., Inc.	477,715	27,760,019
Teva Pharmaceutical Industries Ltd. (ADR)^	40,100	1,863,848
Valeant Pharmaceuticals International*^	250,600	2,999,682

		78,396,055

Total Health Care		488,207,531

Industrials (12.3%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	167,791	14,931,721
L-3 Communications Holdings, Inc.	212,600	22,522,844
Lockheed Martin Corp.	231,594	24,377,585

		61,832,150

Air Freight & Logistics (0.6%)
FedEx Corp.^	187,300	16,701,541

Airlines (0.7%)
Continental Airlines, Inc., Class B*	520,450	11,580,013
Delta Air Lines, Inc.*	657,000	9,782,730

		21,362,743

Construction & Engineering (4.0%)
Fluor Corp.	201,500	29,362,580
Foster Wheeler Ltd.*	165,700	25,686,814
Quanta Services, Inc.*^	1,209,900	31,747,776
Shaw Group, Inc.*^	461,489	27,892,395

		114,689,565

Electrical Equipment (2.0%)
Baldor Electric Co.^	275,200	9,263,232
General Cable Corp.*^	233,700	17,125,536
Thomas & Betts Corp.*	434,700	21,317,688
Vestas Wind Systems A/S*	80,400	8,702,032

		56,408,488

Industrial Conglomerates (1.3%)
General Electric Co.	731,800	27,127,826
Tyco International Ltd.	266,950	10,584,567

		37,712,393

Machinery (1.0%)
Caterpillar, Inc.	215,700	15,651,192
Flowserve Corp.	67,330	6,477,146
Pall Corp.	176,700	7,124,544

		29,252,882

Road & Rail (0.6%)
Union Pacific Corp.	133,855	16,814,865

Total Industrials		354,774,627

Information Technology (29.8%)
Communications Equipment (6.6%)
Arris Group, Inc.*^	86,369	861,963
Ciena Corp.*	207,420	7,075,096
Cisco Systems, Inc.*	585,300	15,844,071
Infinera Corp.*^	347,500	5,156,900
JDS Uniphase Corp.*^	1,837,087	24,433,257
Juniper Networks, Inc.*	600,813	19,946,992
Motorola, Inc.	597,600	9,585,504
Nokia Oyj (ADR)	1,560,200	59,896,078
Qualcomm, Inc.	1,227,800	48,313,930

		191,113,791

Computers & Peripherals (3.4%)
Apple, Inc.*	169,807	33,635,371
Hewlett-Packard Co.	284,790	14,376,199
Network Appliance, Inc.*	766,800	19,139,328
SanDisk Corp.*	702,700	23,308,559
Seagate Technology	268,700	6,851,850

		97,311,307

Electronic Equipment & Instruments (1.4%)
5N Plus, Inc.*	1,043,500	8,416,090
A-Max Holdings Ltd.*	299,525,000	4,033,412
Itron, Inc.*^	189,230	18,160,403
Tyco Electronics Ltd.	266,950	9,911,853

		40,521,758

Internet Software & Services (5.2%)
eBay, Inc.*	1,127,000	37,405,130
Google, Inc., Class A*	80,282	55,513,397
Yahoo!, Inc.*	2,487,000	57,847,620

		150,766,147

IT Services (0.2%)
VeriFone Holdings, Inc.*^	255,100	5,931,075

Semiconductors & Semiconductor Equipment (6.6%)
Advanced Micro Devices, Inc.*	3,072,796	23,045,970
Broadcom Corp., Class A*	323,700	8,461,518
Cirrus Logic, Inc.*^	201,100	1,061,808
DSP Group, Inc.*^	78,700	960,140
Intel Corp.	1,008,097	26,875,866
International Rectifier Corp.*	430,380	14,620,009
KLA-Tencor Corp.	314,738	15,157,782
Lam Research Corp.*	523,065	22,612,100
MEMC Electronic Materials, Inc.*	76,200	6,742,938
Micron Technology, Inc.*	1,017,900	7,379,775
Netlogic Microsystems, Inc.*^	663,737	21,372,331
RF Micro Devices, Inc.*^	226,700	1,294,457
Silicon Laboratories, Inc.*	282,123	10,559,864
Teradyne, Inc.*	188,200	1,945,988
Texas Instruments, Inc.	817,400	27,301,160

		189,391,706

Software (6.4%)
Activision, Inc.*	318,900	9,471,330
Autodesk, Inc.*	143,100	7,120,656
Electronic Arts, Inc.*	493,900	28,848,699
Microsoft Corp.	842,919	30,007,916
Nuance Communications, Inc.*^	608,660	11,369,769
Red Hat, Inc.*^	2,101,320	43,791,509
Salesforce.com, Inc.*	291,065	18,246,865
Shanda Interactive Entertainment Ltd. (ADR)*^	397,046	13,237,513
THQ, Inc.*^	457,600	12,899,744
VMware, Inc., Class A*^	111,800	9,501,882

		184,495,883

Total Information Technology		859,531,667

Materials (1.6%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	108,099	10,661,804
Monsanto Co.	305,278	34,096,500

Total Materials		44,758,304

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	652,230	$27,106,679

Utilities (1.1%)
Electric Utilities (0.3%)
ITC Holdings Corp.^	145,900	8,231,678

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	337,170	7,212,066

Multi-Utilities (0.5%)
Veolia Environnement	160,800	14,681,848

Total Utilities		30,125,592

Total Common Stocks (95.7%) (Cost $2,515,565,179)		2,758,833,226

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45, expiring 10/14/09*†(b) (Cost $—)	48,100	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (2.6%)
Federal Home Loan Bank
3.25%, 1/2/08 (o)(p)	$76,105,000	76,093,158

Short-Term Investments of Cash Collateral for Securities Loaned (13.5%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	10,156,658	10,156,658
Banco Comercial Portugues S.A.
5.42%, 1/2/08	12,695,822	12,695,822
5.40%, 1/4/08	5,078,329	5,078,329
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	5,078,329	5,078,329
Banco Espirito Santo S.A.
4.94%, 1/15/08	15,234,987	15,234,987
5.30%, 1/18/08	3,385,553	3,385,553
Barclays plc/Seoul
5.27%, 1/22/08	4,231,941	4,231,941
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	3,724,108	3,724,108
Beta Finance, Inc.
4.37%, 1/31/08 (l)	677,111	677,111
4.37%, 3/10/08 (l)	1,692,696	1,692,696
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	4,231,941	4,231,941
4.94%, 1/31/08	16,927,763	16,927,763
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	8,125,326	8,125,326
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	5,078,329	5,078,329
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	3,964,144	3,964,144
Comerica Bank
5.05%, 3/16/09 (l)	1,692,649	1,692,649
Credit Industriel et Commercial S.A./London
5.26%, 1/16/08	8,463,881	8,463,881
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	74,996,078	74,996,078
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	4,401,218	4,401,218
Depfa Bank plc
4.87%, 1/7/08	6,713,944	6,713,944
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	1,692,776	1,692,776
Fifth Third Bancorp
4.91%, 8/22/08 (l)	507,828	507,828
First Tennessee Bank
5.06%, 8/15/08 (l)	15,234,335	15,234,335
General Electric Capital Corp.
4.40%, 3/12/10 (l)	677,111	677,111
Glitnir banki hf
5.09%, 1/15/08 (l)	8,463,881	8,463,881
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	3,385,553	3,385,553
4.41%, 3/27/09 (l)	4,739,774	4,739,774
Hartford Life, Inc.
5.36%, 12/31/08 (l)	1,354,221	1,354,221
HBOS Treasury Services plc
5.20%, 3/11/08	2,539,164	2,539,164
ING Bank N.V./Amsterdam
4.87%, 1/7/08	8,463,881	8,463,881
IXIS Corporate & Investment Bank
4.91%, 2/15/08	4,231,941	4,231,941
K2 (USA) LLC
4.37%, 5/29/09 (l)	6,768,316	6,768,316
4.37%, 6/18/09 (l)	8,460,078	8,460,078
KBC Groep N.V./London
5.08%, 1/22/08	2,539,164	2,539,164
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	10,156,459	10,156,459
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	4,231,941	4,231,941
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	592,472	592,472
5.08%, 8/21/09 (l)	4,231,892	4,231,892
Links Finance LLC
4.37%, 6/25/09 (l)	2,538,214	2,538,214
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	4,231,941	4,231,941
Monumental Global Funding II
4.36%, 4/25/08 (l)	4,062,663	4,062,663
4.43%, 5/26/10 (l)	7,956,049	7,956,049
Morgan Stanley
5.40%, 2/9/09 (l)	13,141,572	13,141,572
4.65%, 5/7/09 (l)	8,463,881	8,463,881
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	5,078,329	5,078,329
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	12,695,822	12,695,822
Pricoa Global Funding I
4.40%, 6/25/10 (l)	5,077,060	5,077,060
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	8,463,881	8,463,881
Rheingold Securitization Ltd.
5.35%, 1/7/08	4,128,851	4,128,851
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	8,463,881	8,463,881
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	16,927,763	16,927,763
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	1,692,776	1,692,776

Total Short-Term Investments of Cash Collateral for Securities Loaned		387,744,277

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

	Principal Amount	Value (Note 1)
Time Deposit (1.5%)
JPMorgan Chase Nassau
3.51%, 1/2/08	$42,552,579	$42,552,579

Total Short-Term Investments (17.6%) (Cost/Amortized Cost $506,395,935)		506,390,014

Total Investments (113.3%) (Cost/Amortized Cost $3,021,961,114)		3,265,223,240
Other Assets Less Liabilities (-13.3%)		(382,537,493)

Net Assets (100%)		$2,882,685,747

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,300,409,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,363,429,771

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$446,636,704
Aggregate gross unrealized depreciation	(245,693,134)

Net unrealized appreciation	$200,943,570

Federal income tax cost of investments	$3,064,279,670

At December 31, 2007, the Portfolio had loaned securities with a total value of $375,533,372. This was secured by collateral of $387,744,277 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2007, the Portfolio incurred approximately $10,060 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $264,810,117 of which $197,606,776 expires in the year 2010, and $67,203,341 expires in the year 2011.

The Portfolio utilized capital loss carryforward of $301,783,856 during 2007.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (20.4%)
Asset-Backed Securities (4.1%)
ACE Securities Corp.,
Series 06-HE1 A2A
4.945%, 2/25/36 (b)(l)	$819,216	$815,879
Series 06-HE3 A2A
4.915%, 6/25/36 (b)(l)	2,542,279	2,520,623
Aegis Asset Backed Securities Trust,
Series 06-1 A1
4.945%, 1/25/37 (b)(l)	5,815,899	5,662,781
Ameriquest Mortgage Securities, Inc.,
Series 04-R11 A1
5.168%, 11/25/34 †(b)(l)	3,166,159	2,849,543
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.135%, 6/25/32 (b)(l)	36,380	33,941
Series 02-BC4 A
5.155%, 7/25/32 (b)(l)	8,882	8,675
Asset Backed Funding Certificates,
Series 06-OPT3 A3A
4.925%, 11/25/36 (b)(l)	5,970,327	5,783,219
Bear Stearns Asset Backed Securities Trust,
Series 02-2 A1
5.195%, 10/25/32 (b)(l)	24,690	24,141
Series 03-2 A2
5.315%, 3/25/43 (b)(l)	108,161	107,444
Series 06-HE1 1A1
4.955%, 12/25/35 (b)(l)	658,702	655,666
Carrington Mortgage Loan Trust,
Series 06-RFC1 A1
4.905%, 5/25/36 (b)(l)	1,666,548	1,651,911
Cendant Mortgage Corp.,
Series 03-A A1
5.989%, 7/25/43 §(b)(l)	95,496	94,771
Chase Issuance Trust,
Series 07-A17 A
5.120%, 10/15/14	9,100,000	9,320,093
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	2,651,582	2,641,811
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,458,221
Countrywide Asset-Backed Certificates,
Series 06-19 2A1
4.925%, 3/25/37 (b)(l)	5,884,000	5,725,313
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.485%, 1/25/32 (b)(l)	30,851	30,492
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	6,359,364	6,379,722
Series 06-C A3
5.020%, 7/8/10	11,650,000	11,680,441
Series 06-D A4
4.940%, 2/8/12	9,900,000	9,968,563
Fieldstone Mortgage Investment Corp.,
Series 06-1 A1
4.945%, 5/25/36 (b)(l)	2,414,857	2,390,057
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FF4 A1
4.935%, 3/25/36 (b)(l)	1,817,420	1,801,136
Ford Credit Auto Owner Trust,
Series 05-C A3
4.300%, 8/15/09	2,583,120	2,578,814
Series 06-B A3
5.260%, 10/15/10	12,250,000	12,304,955
GSAA Home Equity Trust,
Series 06-5 2A1
4.935%, 3/25/36 †(b)(l)	3,642,264	3,569,419
GSAMP Trust,
Series 02-NC1 A2
5.505%, 7/25/32 (l)	4,114	3,986
Home Equity Asset Trust,
Series 02-1 A4
5.465%, 11/25/32 (b)(l)	4,106	3,993
Honda Auto Receivables Owner Trust,
Series 05-6 A3
4.850%, 10/19/09	4,783,472	4,783,875
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,233,807
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	6,094,062
Nationstar Home Equity Loan Trust,
Series 06-B AV1
4.935%, 9/25/36 (b)(l)	2,652,423	2,623,899
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	8,167,437	8,183,647
Renaissance Home Equity Loan Trust,
Series 03-2 A
5.305%, 8/25/33 (b)(l)	41,397	40,775
Series 03-3 A
5.365%, 12/25/33 (b)(l)	273,397	259,592
Residential Asset Mortgage Products, Inc.,
Series 05-RZ4 A1
4.985%, 11/25/35 (b)(l)	1,146,802	1,143,509
Series 06-RS2 A1
4.945%, 3/25/36 (b)(l)	553,581	552,657
Salomon Brothers Mortgage Securities VII, Inc.,
Series 02-CIT1 A
5.165%, 3/25/32 (b)(l)	64,266	63,672
Saxon Asset Securities Trust,
Series 02-1 AV2
5.135%, 1/25/32 (b)(l)	16,104	16,058
Structured Asset Investment Loan Trust,
Series 06-1 A1
4.945%, 1/25/36 (b)(l)	793,549	790,651
Structured Asset Securities Corp.,
Series 02-HF1 A
5.155%, 1/25/33 (b)(l)	99,101	97,259
Series 03-AL2 A
3.357%, 1/25/31 §	777,122	711,316
Wells Fargo Home Equity Trust,
Series 05-2 AII2
5.105%, 10/25/35 §(b)(l)	522,957	513,720

		119,174,109

Non-Agency CMO (16.3%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	1,427,920	1,410,926
Series 04-6 4A1
5.000%, 7/25/19	1,398,763	1,358,378
Banc of America Commercial Mortgage, Inc.,
Series 00-1 A2A
7.333%, 11/15/31 (l)	6,310,000	6,522,443
Series 01-1 A2
6.503%, 4/15/36	4,241,617	4,425,239
Series 02-PB2 A2
5.676%, 6/11/35	3,338,105	3,342,825
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,577,783

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Banc of America Funding Corp.,
Series 06-A 1A1
4.621%, 2/20/36 (l)	$2,017,798	$2,008,033
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-10 A2
4.750%, 10/25/35 (l)	2,700,000	2,681,137
Series 07-4 22A1
6.007%, 6/25/47 (l)	2,501,690	2,467,655
Bear Stearns Alt-A Trust,
Series 06-6 31A1
5.811%, 11/25/36 (l)	4,671,008	4,605,099
Series 06-6 32A1
5.811%, 11/25/36 (l)	5,035,635	4,958,876
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 00-WF2 A2
7.320%, 10/15/32 (l)	2,890,000	3,052,813
Series 03-T12 A4
4.680%, 8/13/39 (l)	6,825,000	6,738,277
Bear Stearns Structured Products, Inc.,
Series 07-R7 A1
5.065%, 1/25/37 †§(l)	4,080,278	4,038,284
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	503,104	522,865
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,376,693
Citigroup Commercial Mortgage Trust, Inc.,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,621,294
Series 07-C6 AM
5.700%, 12/10/49 (l)	3,575,000	3,584,473
Citigroup Mortgage Loan Trust, Inc.,
Series 05-4 A
5.345%, 8/25/35 (l)	25,753,208	25,000,578
Series 06-AR1 1A1
4.900%, 10/25/35 (l)	8,464,833	8,415,033
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 07-CD5 A4
5.886%, 11/15/44 (l)	3,525,000	3,624,871
Citimortgage Alternative Loan Trust,
Series 07-A8 A1
6.000%, 10/25/37	9,421,803	9,380,583
Commercial Mortgage Pass Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33 (l)	5,669,989	5,916,361
Series 07-C9 A4
5.816%, 12/10/49 (l)	9,890,000	10,249,138
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	263,531	265,112
Series 06-OC8 2A1A
4.955%, 11/25/36 (l)	6,673,861	6,531,006
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 1A3
6.000%, 11/25/26 §	330,372	329,318
Series 03-R4 2A
6.500%, 1/25/34 §(l)	281,950	293,977
Series 07-16 A1
6.500%, 10/25/37	5,748,916	5,827,521
Credit Suisse Mortgage Capital Certificates,
Series 06-3 1A1A
4.955%, 4/25/36 (l)	1,992,190	1,987,963
Series 06-C5 A3
5.311%, 12/15/39	10,020,000	9,985,153
CS First Boston Mortgage Securities Corp.,
Series 98-C1 A1B
6.480%, 5/17/40	3,540,291	3,547,329
Series 98-C2 A2
6.300%, 11/15/30	913,575	918,911
Series 02-CKS4 A2
5.183%, 11/15/36	5,105,000	5,167,524
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,419,709
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,912,354
Series 02-P1A A
5.758%, 3/25/32 §(l)	25,271	24,370
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	7,091,170
Series 05-C2 A4
4.832%, 4/15/37	4,760,000	4,577,778
CW Capital Cobalt Ltd.,
Series 07-C3 A4
5.820%, 5/15/46 (l)	5,185,000	5,369,102
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31 (l)	43,228	43,140
Series 99-CG1 A1B
6.460%, 3/10/32	256,441	259,528
Series 99-CG2 A1B
7.300%, 6/10/32^ (l)	3,570,012	3,669,601
Series 00-CKP1 A1B
7.180%, 11/10/33	5,975,589	6,295,079
First Horizon Alternative Mortgage Securities Trust,
Series 06-FA2 1A5
6.000%, 5/25/36	8,239,906	8,278,522
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
5.378%, 11/15/31 (l)	637,731	623,784
First Union National Bank Commercial Mortgage Trust,
Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,828,824
GE Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	1,525,247	1,515,532
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C2 A2
6.945%, 9/15/33	307,869	314,654
Series 99-C3 A2
7.179%, 8/15/36 (l)	2,644,803	2,726,130
Series 00-C1 A2
7.724%, 3/15/33 (l)	3,775,505	3,957,814
Series 00-C2 A2
7.455%, 8/16/33 (l)	3,055,178	3,221,235
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,410,614
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,943,009
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,208,083
Series 07-GG9 A4
5.444%, 3/10/39	8,775,000	8,826,807
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	4,047,662	4,051,521
Series 06-GG8 A4
5.560%, 11/10/39	5,360,000	5,443,587

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.056%, 8/25/34 (l)	$6,028,258	$5,921,005
Series 05-AR4 6A1
5.250%, 7/25/35 (l)	23,698,815	22,805,005
Series 05-AR6 2A1
4.539%, 9/25/35 (l)	2,242,749	2,222,953
Series 05-AR7 6A1
5.251%, 11/25/35 (l)	4,702,624	4,540,897
Heller Financial Commercial Mortgage Asset Corp.,
Series 99-PH1 A2
6.847%, 5/15/31 (l)	397,695	402,409
Homebanc Mortgage Trust,
Series 05-4 A1
5.135%, 10/25/35 (l)	3,305,435	3,233,006
Impac CMB Trust,
Series 03-8 2A1
5.683%, 10/25/33 (b)(l)	269,290	265,710
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,530,429
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,360,882
Series 01-CIBC A3
6.260%, 3/15/33	5,094,384	5,284,502
Series 06-LDP9 A3
5.336%, 5/15/47	3,770,000	3,755,945
Series 07-LD11 A2
5.804%, 6/15/49 (l)	3,450,000	3,526,270
Series 07-LD12 A2
5.827%, 2/15/51	2,810,000	2,866,915
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,276,849	1,281,781
LB-UBS Commercial Mortgage Trust,
Series 02-C2 A4
5.594%, 6/15/31	6,949,000	7,184,944
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,715,727
Series 04-C7 A1A
4.475%, 10/15/29	8,947,118	8,832,947
Series 06-C6 A4
5.372%, 9/15/39	3,295,000	3,306,351
Series 07-C7 A3
5.866%, 9/15/45 (l)	7,970,000	8,244,103
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	2,845,406	2,678,860
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	521,678	521,762
Series 05-A10 A
5.075%, 2/25/36 (l)	2,450,783	2,358,586
Morgan Stanley Capital I,
Series 99-LIFE A2
7.110%, 4/15/33 (l)	6,266,215	6,444,915
Series 06-IQ12 A4
5.332%, 12/15/43	3,455,000	3,449,850
Series 07-HQ12 A2
5.633%, 4/12/49 (l)	1,250,000	1,269,787
Series 07-IQ15 A4
5.882%, 6/11/49 (l)	11,450,000	11,926,475
Series 07-IQ15 AM
5.882%, 6/11/49 (l)	5,075,000	5,154,192
Series 07-IQ16 A4
5.809%, 12/12/49	4,840,000	4,981,064
Series 07-T27 A4
5.651%, 6/13/42 (l)	3,910,000	4,011,835
Morgan Stanley Dean Witter Capital I,
Series 02-IQ2 A4
5.740%, 12/15/35	6,865,000	7,084,763
Nationslink Funding Corp.,
Series 98-2 A2
6.476%, 8/20/30	5,087,219	5,090,045
Residential Accredit Loans, Inc.,
Series 03-QR19 CB1
5.750%, 10/25/33	373,961	374,829
Series 06-QS2 1A9
5.500%, 2/25/36	7,139,200	7,104,307
Salomon Brothers Mortgage Securities VII, Inc.,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,092,266
Sequoia Mortgage Trust,
Series 03-4 2A1
5.299%, 7/20/33 (l)	250,921	244,773
Series 10 2A1
5.329%, 10/20/27 (l)	115,806	110,418
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.185%, 10/25/35 (l)	2,311,121	2,188,444
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
5.295%, 9/19/32 (l)	67,008	65,128
Series 05-AR5 A1
5.215%, 7/19/35 (l)	511,308	507,592
Series 05-AR5 A2
5.215%, 7/19/35 (l)	2,673,680	2,643,190
Series 06-AR3 12A1
5.085%, 5/25/36 (l)	2,092,349	1,972,440
Structured Asset Securities Corp.,
Series 03-2
5.680%, 1/21/09 (b)(l)	1,343,447	1,330,013
TIAA Retail Estate CDO Ltd.,
Series 01-C1A A4
6.680%, 6/19/31 §(l)	9,155,000	9,378,096
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.037%, 3/15/42	5,110,000	5,080,971
Series 05-C20 A6A
5.110%, 7/15/42 (l)	7,640,000	7,575,687
Series 05-C22 A4
5.266%, 12/15/44 (l)	4,400,000	4,403,731
Series 07-C33 A4
5.903%, 2/15/51^ (l)	3,900,000	4,072,090
WaMu Mortgage Pass-Through Certificates,
Series 02-AR6 A
6.188%, 6/25/42 (l)	130,502	124,616
Series 02-AR9 1A
6.188%, 8/25/42 (l)	156,957	150,932
Series 03-R1 A1
5.405%, 12/25/27 (l)	1,343,643	1,284,300
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.476%, 7/25/34 (l)	5,460,252	5,387,117
Series 06-AR12 2A1
6.100%, 9/25/36 (l)	3,403,341	3,408,142

		477,498,415

Total Asset-Backed and Mortgage-Backed Securities		596,672,524

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Consumer Discretionary (0.8%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
4.050%, 6/4/08	$200,000	$199,230

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	531,226

Media (0.8%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,144,321
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	142,467
7.125%, 2/15/28	360,000	374,296
Comcast Corp.
6.500%, 1/15/15	969,000	1,011,431
6.500%, 1/15/17	2,550,000	2,658,763
7.050%, 3/15/33	15,000	16,385
6.500%, 11/15/35	1,235,000	1,260,242
6.950%, 8/15/37	2,900,000	3,129,889
COX Communications, Inc.
7.125%, 10/1/12	115,000	122,644
Historic TW, Inc.
6.625%, 5/15/29	200,000	196,905
News America Holdings, Inc.
7.750%, 1/20/24	145,000	163,083
8.500%, 2/23/25	775,000	923,557
8.450%, 8/1/34	245,000	296,110
News America, Inc.
7.125%, 4/8/28	275,000	290,634
R.H. Donnelley Corp.,
Series A-3
8.875%, 1/15/16^	7,000,000	6,545,000
TCI Communications, Inc.
7.875%, 2/15/26	820,000	926,643
Time Warner Cable, Inc.
6.550%, 5/1/37^	2,350,000	2,398,636
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,845
Time Warner, Inc.
6.750%, 4/15/11	135,000	140,607
7.700%, 5/1/32	598,000	664,411
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	72,990

		22,489,859

Total Consumer Discretionary		23,220,315

Consumer Staples (0.7%)
Food & Staples Retailing (0.0%)
SUPERVALU, Inc.
7.500%, 11/15/14	700,000	717,500

Food Products (0.3%)
Kraft Foods, Inc.
6.500%, 8/11/17	4,340,000	4,489,930
6.125%, 2/1/18	3,500,000	3,526,757

		8,016,687

Household Products (0.4%)
Kimberly Clark Corp.
5.060%, 7/30/10 (l)	10,400,000	10,380,032

Total Consumer Staples		19,114,219

Energy (0.9%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,130,747
Transocean, Inc.
5.341%, 9/5/08 (l)	6,200,000	6,169,087
6.800%, 3/15/38	1,325,000	1,351,961

		8,651,795

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	3,525,000	3,589,261
6.450%, 9/15/36^	1,735,000	1,766,813
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^	1,000,000	1,007,401
ConocoPhillips
7.000%, 3/30/29	30,000	34,121
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	409,862
Forest Oil Corp.
8.000%, 6/15/08^	1,507,000	1,522,070
Tesoro Corp.
6.625%, 11/1/15	1,550,000	1,534,500
6.500%, 6/1/17	5,450,000	5,395,500
XTO Energy, Inc.
6.250%, 8/1/17	900,000	944,207
6.750%, 8/1/37	1,675,000	1,796,655

		18,000,390

Total Energy		26,652,185

Financials (18.1%)
Capital Markets (4.8%)
Bear Stearns Cos., Inc.
5.072%, 8/21/09 (l)	2,700,000	2,600,000
5.105%, 2/23/10 (l)	7,000,000	6,575,191
5.599%, 7/19/10 (l)	1,805,000	1,696,323
6.950%, 8/10/12	4,965,000	5,105,013
6.400%, 10/2/17	2,675,000	2,584,478
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	3,650,000	3,249,686
Goldman Sachs Group, Inc.
4.974%, 12/22/08 (l)	100,000	99,718
4.924%, 12/23/08 (l)	5,100,000	5,085,139
5.143%, 6/28/10 (l)	10,000,000	9,837,910
5.250%, 10/15/13	7,710,000	7,712,645
6.250%, 9/1/17^	18,000,000	18,725,400
Lehman Brothers Holdings, Inc.
4.934%, 12/23/08 (l)	10,200,000	10,026,212
5.170%, 5/25/10 (l)	8,975,000	8,627,452
5.750%, 7/18/11	2,375,000	2,392,760
6.200%, 9/26/14^	5,330,000	5,428,434
6.750%, 12/28/17^	4,325,000	4,457,773
6.691%, 9/15/22 (l)	2,175,000	2,148,978
Merrill Lynch & Co., Inc.
5.191%, 10/23/08^ (l)	8,500,000	8,385,403
4.914%, 12/22/08 (l)	1,700,000	1,677,302
6.400%, 8/28/17^	13,000,000	13,207,454
Morgan Stanley
4.972%, 11/21/08 (l)	3,300,000	3,275,854
5.420%, 1/22/09 (l)	600,000	593,116
5.050%, 1/21/11^	2,315,000	2,314,741
6.750%, 4/15/11	800,000	838,514
4.870%, 1/9/12 (l)	8,575,000	8,286,786
5.625%, 1/9/12	1,935,000	1,968,373
5.300%, 3/1/13	300,000	299,245
5.550%, 4/27/17	2,825,000	2,754,850

		139,954,750

Certificates of Deposits (1.3%)
Bank of Ireland
5.283%, 1/15/10 (l)	4,000,000	4,004,984
Calyon/New York
5.204%, 1/16/09 (l)	6,800,000	6,790,031

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
Fortis Bank S.A./New York
4.800%, 4/28/08 (l)		$2,500,000	$2,499,022
4.790%, 6/30/08 (l)		4,000,000	3,996,028
Nordea Bank Finland plc/New York
4.574%, 4/2/08 (l)		2,700,000	2,699,214
4.991%, 5/28/08 (l)		7,400,000	7,401,354
4.503%, 4/9/09 (l)		2,300,000	2,297,065
SunTrust Bank
4.415%, 6/15/09		980,000	972,021
UniCredito Italiano Bank plc/New York
4.855%, 5/6/08 (l)		1,700,000	1,698,819
5.062%, 5/29/08 (l)		4,700,000	4,699,008

			37,057,546

Commercial Banks (4.3%)
Bank of New York Co., Inc.
3.800%, 2/1/08		1,200,000	1,200,081
Bank of Scotland plc
5.254%, 7/17/09 §(l)		4,300,000	4,294,079
Bank One N.A./Illinois
3.700%, 1/15/08 #(a)		1,250,000	1,249,237
Bank One N.A./Texas
6.250%, 2/15/08		1,000,000	1,000,914
BankBoston N.A.
6.375%, 4/15/08 #(a)		625,000	626,167
Barclays Bank plc
7.434%, 9/29/49 §(l)		7,500,000	7,793,633
Charter One Bank N.A.
5.115%, 4/24/09 (l)		5,600,000	5,576,956
Commonwealth Bank of Australia
4.555%, 6/8/09 §(l)		600,000	599,713
DnB NOR Bank ASA
5.313%, 10/13/09 §(l)		6,100,000	6,102,928
Eksportfinans A/S
3.375%, 1/15/08		4,070,000	4,068,795
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49 §(l)		550,000	506,275
ICICI Bank Ltd.
5.788%, 1/12/10 §(l)		3,400,000	3,356,140
Mellon Capital IV, Series 1
6.244%, 6/29/49 (l)		2,100,000	1,949,058
Mizuho Financial Group, Inc./Aruba
1.800%, 10/2/27 †(l)	JPY	300,000,000	2,692,655
National Australia Bank Ltd.
5.181%, 9/11/09 §(l)		$6,200,000	6,193,496
National Westminster Bank plc
7.375%, 10/1/09		725,000	769,171
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		780,000	726,710
Rabobank Nederland
0.200%, 6/20/08	JPY	148,000,000	1,320,151
Royal Bank of Scotland Group plc
7.640%, 3/31/49 (l)		$3,900,000	4,009,563
6.990%, 12/31/49 §(l)		650,000	648,045
Royal Bank of Scotland plc
5.259%, 4/11/08 §(l)		2,700,000	2,699,808
5.230%, 7/21/08 §(l)		1,200,000	1,199,626
Santander U.S. Debt S.A. Unipersonal
5.240%, 10/21/08 §(l)		8,900,000	8,863,074
Sumitomo Mitsui Banking Corp.
1.580%, 12/31/49 (l)	JPY	200,000,000	1,814,147
1.783%, 12/31/49 (l)		100,000,000	901,691
5.625%, 7/29/49 §(l)		$300,000	280,121
SunTrust Banks, Inc.
4.000%, 10/15/08		895,000	889,216
U.S. Bank N.A./Ohio
4.400%, 8/15/08		2,270,000	2,260,802
UBS AG/Connecticut
5.875%, 12/20/17		19,910,000	20,050,266
UniCredito Luxembourg Finance S.A.
5.143%, 10/24/08 §(l)		8,200,000	8,183,797
Wachovia Bank N.A./North Carolina
4.375%, 8/15/08		270,000	268,432
4.924%, 3/23/09 (l)		9,000,000	8,979,003
6.000%, 11/15/17		7,525,000	7,575,282
6.600%, 1/15/38		1,750,000	1,758,785
Wachovia Corp.
6.300%, 4/15/08		1,165,000	1,167,118
Wells Fargo & Co.
4.200%, 1/15/10		1,950,000	1,937,680
4.625%, 8/9/10		2,390,000	2,391,852
4.875%, 1/12/11		460,000	466,184

			126,370,651

Consumer Finance (0.9%)
Capital One Financial Corp.
6.750%, 9/15/17		2,300,000	2,205,978
Ford Motor Credit Co. LLC
4.950%, 1/15/08		3,900,000	3,895,401
5.625%, 10/1/08		3,600,000	3,495,222
7.250%, 10/25/11		3,150,000	2,728,401
7.800%, 6/1/12		250,000	219,165
HSBC Finance Corp.
5.281%, 12/5/08 (l)		2,500,000	2,494,075
SLM Corp.
5.224%, 7/27/09 (l)		5,900,000	5,549,958
5.244%, 7/26/10 (l)		2,000,000	1,840,942
5.384%, 1/27/14 (l)		2,950,000	2,521,867

			24,951,009

Diversified Financial Services (5.3%)
Bank of America Corp.
6.250%, 4/1/08		425,000	426,808
5.055%, 2/17/09 (l)		9,055,000	9,065,766
5.625%, 10/14/16		3,050,000	3,067,782
6.000%, 9/1/17^		5,225,000	5,338,236
5.750%, 12/1/17		8,650,000	8,669,843
Bank of America N.A.
6.100%, 6/15/17		1,275,000	1,303,036
Belvoir Land LLC, Series A-1
5.270%, 12/15/47 §		825,000	731,495
BTM Curacao Holdings N.V.
1.579%, 12/31/49 (l)	JPY	100,000,000	892,968
Caterpillar Financial Services Corp.
4.929%, 8/11/09 (l)		$6,100,000	6,066,011
CIT Group, Inc.
5.225%, 5/23/08^ (l)		5,900,000	5,817,701
Citigroup Global Markets Holdings, Inc.
5.091%, 3/17/09 (l)		19,200,000	19,028,774
Citigroup, Inc.
3.500%, 2/1/08		2,615,000	2,610,523
3.625%, 2/9/09		980,000	966,863
6.200%, 3/15/09		905,000	917,432
4.873%, 12/28/09 (l)		4,100,000	4,025,331
4.125%, 2/22/10		3,940,000	3,882,346
4.625%, 8/3/10		485,000	482,355
5.300%, 10/17/12		7,500,000	7,598,025
5.875%, 5/29/37		1,335,000	1,245,906
General Electric Capital Corp.
5.065%, 10/24/08 (l)		3,000,000	2,994,699
5.091%, 6/15/09 (l)		5,100,000	5,095,308
4.939%, 5/10/10 (l)		3,700,000	3,659,703
5.000%, 11/15/11^		12,270,000	12,418,639
5.500%, 9/16/67 §(l)	EUR	10,400,000	15,082,160
6.375%, 11/15/67^ (l)		$4,725,000	4,878,477

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
Irwin Land LLC,
Series A-1
5.030%, 12/15/25 §		$725,000	$677,737
Series A-2
5.300%, 12/15/35		1,195,000	1,115,174
JP Morgan Chase Capital XXV
6.800%, 10/1/37		5,975,000	5,744,789
JPMorgan Chase & Co.
4.000%, 2/1/08		740,000	739,045
6.375%, 2/15/08		775,000	775,819
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		5,400,000	5,468,164
6.000%, 10/1/17		5,765,000	5,863,126
MassMutual Global Funding II
2.550%, 7/15/08 §		850,000	840,104
Nationwide Building Society
4.250%, 2/1/10 §		295,000	294,732
New York Life Global Funding
3.875%, 1/15/09 §		775,000	770,505
Pemex Finance Ltd.
9.030%, 2/15/11 #(a)		65,000	68,738
Pricoa Global Funding I
4.350%, 6/15/08 §		1,275,000	1,268,958
Santander Perpetual S.A. Unipersonal
6.671%, 12/31/49 §(l)		3,500,000	3,509,408
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		615,000	614,497
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	336,775
ZFS Finance USA Trust V
6.500%, 5/9/37 §(l)		1,945,000	1,795,601

			156,149,359

Insurance (1.3%)
Allstate Corp.
6.125%, 5/15/37^ (l)		1,480,000	1,427,931
American International Group, Inc.
5.051%, 1/29/10^ §(l)		10,400,000	10,433,697
Berkshire Hathaway Finance Corp.
4.125%, 1/15/10		85,000	85,307
4.750%, 5/15/12^		760,000	769,528
Chubb Corp.
6.375%, 3/29/37^ (l)		3,125,000	3,048,163
Hartford Life Global Funding Trusts
5.161%, 9/15/09 (l)		3,610,000	3,605,318
Lincoln National Corp.
6.050%, 4/20/67 (l)		2,025,000	1,890,457
MetLife, Inc.
6.400%, 12/15/36		4,390,000	4,023,395
Monumental Global Funding Ltd.
5.208%, 6/16/10 §(l)		7,080,000	6,969,255
Progressive Corp.
6.700%, 6/15/37 (l)		2,390,000	2,218,802
Travelers Cos., Inc.
6.250%, 3/15/37 (l)		3,375,000	3,165,031

			37,636,884

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11 #(a)		270,000	282,000
Rouse Co. LP (REIT)
3.625%, 3/15/09		1,160,000	1,105,199
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15		2,300,000	2,323,000
6.750%, 4/1/17		760,000	752,400

			4,462,599

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		445,000	461,929

Total Financials			527,044,727

Government Securities (77.9%)
Agency ABS (0.2%)
Small Business Administration Participation Certificates,
Series 04-20A 1
4.930%, 1/1/24		680,166	683,451
Series 04-20C 1
4.340%, 3/1/24		4,643,184	4,455,559
Series 05-20B 1
4.625%, 2/1/25		411,321	405,142
Small Business Administration,
Series 03-10A 1
4.628%, 3/10/13		681,090	677,653

			6,221,805

Agency CMO (3.9%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		2,456,879	2,452,793
4.500%, 2/15/15		3,019,111	3,028,263
4.500%, 1/15/16		3,322,608	3,322,142
5.000%, 11/15/17		2,660,000	2,665,951
5.000%, 12/15/19		820,062	819,275
4.500%, 10/15/23		4,737,351	4,720,693
5.500%, 2/15/26		4,657,453	4,714,424
5.500%, 4/15/26		5,483,770	5,528,812
5.500%, 2/15/27		7,045,210	7,126,121
5.500%, 5/15/29		19,602,586	19,815,754
5.378%, 12/15/29 (l)		24,053	24,051
5.500%, 1/15/31		2,669,036	2,706,325
1.523%, 10/15/33 IO (l)		77,811,066	7,063,128
5.500%, 8/1/35 IO		6,356,578	1,530,650
5.500%, 2/1/36 IO		9,533,322	2,321,359
6.500%, 7/25/43		745,775	766,517
Federal National Mortgage Association
4.500%, 2/25/17		2,034,805	2,033,072
4.500%, 3/25/17		1,589,335	1,588,828
5.000%, 3/25/18		1,190,000	1,189,320
5.500%, 9/25/24		6,498,713	6,522,178
5.500%, 10/25/24		7,565,611	7,595,474
5.500%, 5/25/27		4,379,949	4,408,616
5.500%, 9/25/27		5,834,508	5,899,448
6.000%, 8/25/28		1,649,341	1,664,704
5.500%, 2/25/29		6,076,311	6,152,312
5.310%, 8/25/33		2,900,000	2,943,023
6.500%, 7/25/34		1,864,227	1,929,280
5.000%, 7/1/36 IO		13,974,536	2,974,471
Government National Mortgage Association
6.500%, 6/20/32		213,294	219,943

			113,726,927

Foreign Governments (1.9%)
Bundesobligation
3.000%, 4/11/08	EUR	6,000,000	8,745,546
Emirate of Abu Dhabi
5.500%, 8/2/12 §		$10,400,000	10,633,272
Export-Import Bank of China
5.250%, 7/29/14^§		3,700,000	3,699,034
Federative Republic of Brazil
12.500%, 1/5/22	BRL	1,900,000	1,193,371
10.250%, 1/10/28		29,300,000	15,826,938
Israel Government AID Bond
5.500%, 4/26/24		$1,950,000	2,102,121
5.500%, 9/18/33		1,945,000	2,143,468
Republic of Chile
5.500%, 1/15/13		1,000,000	1,043,120

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
Republic of Croatia, Series A
6.125%, 7/31/10 (l)		$617,727	$617,727
Republic of Italy
3.800%, 3/27/08	JPY	364,000,000	3,278,682
Republic of Panama
9.625%, 2/8/11		$350,000	396,550
Republic of Peru
9.125%, 1/15/08		400,000	400,492
Republic of South Africa
7.375%, 4/25/12		60,000	65,211
6.500%, 6/2/14		1,480,000	1,565,100
Russian Federation
7.500%, 3/31/30 (e)(m)		2,821,500	3,232,310
United Mexican States
6.750%, 9/27/34		1,775,000	1,960,488

			56,903,430

Municipal Bonds (0.4%)
Buckeye Tobacco Settlement Financing Authority
6.000%, 6/1/42		4,100,000	4,012,793
City of Chicago, Illinois
7.535%, 1/1/14 §(l)		200,000	205,562
Golden State Tobacco Securitization Corp.
5.750%, 6/1/47		300,000	279,795
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	166,621
New York City Municipal Water Finance Authority
6.900%, 6/15/34 §(l)		100,000	107,428
5.000%, 6/15/38		5,700,000	5,921,673
Puerto Rico Sales Tax Financing Corp.
(Zero Coupon), 8/1/54		1,100,000	97,108

			10,790,980

U.S. Government Agencies (71.5%)
Federal Farm Credit Bank
4.100%, 6/16/11		200,000	199,816
Federal Home Loan Bank
2.850%, 6/26/08		2,000,000	1,983,730
4.010%, 9/17/08		3,000,000	2,994,354
4.000%, 1/16/09 (e)		1,800,000	1,798,594
4.000%, 4/20/09 (e)		1,800,000	1,804,955
4.120%, 11/9/09		600,000	600,014
4.125%, 1/5/10		500,000	500,009
4.500%, 6/22/10^		10,900,000	11,128,017
4.500%, 6/12/13		3,700,000	3,695,675
4.625%, 9/11/20		32,800,000	32,558,920
Federal Home Loan Mortgage Corp.
4.000%, 10/7/09		2,000,000	2,000,170
4.000%, 6/1/10		994,790	978,950
6.000%, 1/1/14		26,800	27,460
5.500%, 2/1/14		287,552	291,257
6.000%, 7/1/14		15,312	15,680
6.000%, 2/1/17		574,054	587,953
6.000%, 3/1/17		12,476	12,776
6.500%, 3/1/17		86,675	89,649
6.000%, 4/1/17		509,041	521,376
6.000%, 5/1/17		4,102	4,202
6.000%, 7/1/17		70,023	71,708
6.000%, 8/1/17		102,819	105,309
5.500%, 11/1/17		111,464	113,035
4.500%, 4/1/19		258,673	254,250
4.000%, 5/1/19		33,004	31,685
4.500%, 5/1/19		1,587,655	1,560,506
4.500%, 6/1/19		546,211	536,963
4.500%, 8/1/19		59,040	58,030
4.500%, 11/1/19		1,349,105	1,326,036
4.500%, 2/1/20		20,730	20,371
4.500%, 5/1/20		99,462	97,741
4.500%, 8/1/20		3,081,980	3,029,279
4.000%, 9/1/20		81,252	77,874
5.000%, 10/1/20		5,575,606	5,581,076
5.500%, 3/1/23		66,212	66,566
6.500%, 4/1/31		922	953
5.500%, 11/1/31		1,520,001	1,521,060
7.292%, 11/1/31 (l)		24,839	25,412
5.500%, 11/1/32		797,239	797,794
5.500%, 1/1/33		113,617	113,707
5.500%, 2/1/33		664,989	665,516
5.500%, 3/1/33		46,972	46,959
5.500%, 4/1/33		64,915	64,896
5.500%, 5/1/33		22,335	22,329
5.500%, 10/1/33		65,655	65,636
5.000%, 4/1/34		3,769,582	3,682,090
4.776%, 1/1/35 (l)		4,930,074	4,940,597
5.500%, 10/1/35		788,549	787,227
5.340%, 4/1/36 (l)		5,005,735	5,044,216
5.530%, 4/1/36 (l)		7,554,798	7,564,300
5.000%, 5/1/36		631,126	615,931
6.000%, 9/1/36		251,579	255,362
5.500%, 12/1/36		295,477	294,904
5.000%, 1/1/37		97,073	94,736
5.687%, 1/1/37 (l)		6,550,200	6,651,569
5.500%, 8/1/37		3,977,884	3,969,672
6.000%, 10/1/37		30,898,100	31,359,523
4.500%, 1/15/23 TBA		4,700,000	4,622,159
6.000%, 1/15/23 TBA		8,000,000	8,177,504
5.500%, 1/15/38 TBA		62,300,000	62,163,688
6.000%, 1/15/38 TBA		203,500,000	206,489,008
5.500%, 2/15/38 TBA		104,000,000	103,707,552
Federal National Mortgage Association
4.040%, 3/16/09		500,000	499,818
4.000%, 7/23/09		187,000	187,000
4.000%, 11/28/11		4,100,000	4,088,221
4.625%, 5/1/13^		5,650,000	5,735,439
5.125%, 1/2/14^		2,575,000	2,666,899
4.000%, 5/1/14		5,947,055	5,892,460
7.000%, 4/1/15		64,678	67,362
6.000%, 2/1/16		1,964,340	2,049,663
6.000%, 3/1/16		331,264	339,548
7.000%, 4/1/16		81,387	84,724
5.500%, 2/1/17		442,856	449,552
5.500%, 6/1/17		137,662	139,743
5.500%, 8/1/17		134,781	136,819
5.500%, 10/1/17		120,063	121,878
5.500%, 12/1/17		7,061	7,168
5.000%, 1/1/18		3,105,424	3,112,900
5.500%, 1/1/18		447,393	454,157
5.000%, 3/1/18		4,650,048	4,661,673
4.500%, 4/1/18		393,827	387,495
5.500%, 4/1/18		779,226	790,806
4.500%, 5/1/18		468,362	461,267
5.000%, 6/1/18		4,456,934	4,468,076
4.500%, 10/1/18		293,497	288,778
5.000%, 10/1/18		16,487	16,528
5.500%, 10/1/18		12,984	13,177
5.500%, 11/1/18		4,749,290	4,821,097
5.000%, 12/1/18		7,431,271	7,449,162
5.000%, 1/1/19		551,012	552,390
5.500%, 3/1/19		465,182	472,074
5.000%, 5/1/19		486,851	487,787
5.500%, 5/1/19		1,182,416	1,200,294

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
4.000%, 6/1/19	$6,782,236	$6,505,441
5.000%, 6/1/19	53,289	53,387
5.500%, 7/1/19	133,491	135,381
5.500%, 8/1/19	709,989	719,928
5.500%, 9/1/19	377,403	382,686
5.500%, 11/1/19	371,574	376,775
5.000%, 12/1/19	7,811,707	7,826,199
5.500%, 6/1/20	4,003,256	4,062,999
5.500%, 10/1/20	744,610	754,545
5.500%, 1/1/21	878,029	889,521
5.500%, 2/1/21	286,064	289,808
5.000%, 3/1/21	5,814,031	5,828,566
7.111%, 1/1/28 (l)	194,298	197,499
6.500%, 2/1/31	1,191	1,232
6.500%, 8/1/31	562	581
7.000%, 8/1/31	41,776	44,059
7.000%, 3/1/32	25,842	27,206
7.000%, 4/1/32	147,475	155,483
7.000%, 5/1/32	8,937	9,409
6.500%, 6/1/32	152,926	158,096
6.500%, 8/1/32	221,922	229,486
6.500%, 9/1/32	1,982,962	2,050,003
7.000%, 10/1/32	47,414	49,986
5.500%, 11/1/32	521,499	522,427
5.500%, 12/1/32	97,998	98,172
5.500%, 1/1/33	942,270	943,948
5.500%, 2/1/33	2,044,041	2,047,282
5.500%, 3/1/33	4,369,202	4,363,951
5.527%, 3/1/33 (l)	215,240	215,833
5.500%, 4/1/33	2,478,329	2,480,167
5.500%, 6/1/33	28,151,062	28,173,613
5.500%, 7/1/33	110,386	110,468
5.500%, 8/1/33	123,970	124,062
5.500%, 10/1/33	962,839	963,553
6.500%, 10/1/33	7,052	7,282
5.500%, 11/1/33	922,872	923,557
5.500%, 12/1/33	372,238	372,514
5.500%, 2/1/34	10,173,307	10,179,909
6.000%, 2/1/34	3,926,794	3,995,475
5.500%, 3/1/34	6,512,417	6,512,776
5.500%, 4/1/34	12,844,294	12,856,443
5.500%, 5/1/34	13,932,132	13,935,989
5.500%, 6/1/34	15,066,783	15,067,826
5.500%, 7/1/34	13,836,825	13,838,533
5.500%, 8/1/34	670,753	671,041
6.000%, 8/1/34	2,415,911	2,458,166
5.500%, 9/1/34	17,234,363	17,235,315
6.500%, 9/1/34	384,464	396,263
5.500%, 11/1/34	39,166,819	39,168,982
5.500%, 12/1/34	375,630	375,651
5.500%, 1/1/35	52,242,679	52,245,564
5.500%, 2/1/35	85,238,010	85,348,283
5.500%, 3/1/35	10,074,049	10,068,871
6.000%, 3/1/35	17,343	17,621
6.000%, 4/1/35	13,115,058	13,361,476
5.500%, 5/1/35	516,051	516,434
6.000%, 5/1/35	768,392	780,729
6.000%, 7/1/35	472,442	480,027
5.500%, 8/1/35	8,462,093	8,462,560
6.000%, 8/1/35	1,468,672	1,492,252
6.000%, 9/1/35	1,676,888	1,703,810
5.000%, 10/1/35	540,899	528,065
5.500%, 10/1/35	1,664,023	1,663,007
6.000%, 10/1/35	3,237,698	3,289,680
5.000%, 11/1/35	10,006,955	9,769,514
5.500%, 11/1/35	2,104,055	2,102,771
6.000%, 11/1/35	2,632,960	2,675,233
5.500%, 12/1/35	8,263,882	8,264,338
6.000%, 12/1/35	32,759	33,285
6.500%, 12/1/35	990,326	1,019,211
5.210%, 1/1/36 (l)	3,971,020	3,977,527
6.000%, 1/1/36	910,676	925,296
6.000%, 2/1/36	6,940,231	7,049,466
6.000%, 3/1/36	3,608,305	3,665,145
6.000%, 4/1/36	1,195,674	1,214,438
6.500%, 4/1/36	499,782	513,797
6.000%, 5/1/36	4,965,837	5,043,769
5.500%, 6/1/36	917,239	916,248
6.000%, 6/1/36	6,775,985	6,882,324
6.500%, 6/1/36	969,457	996,643
5.000%, 7/1/36	66,747,430	65,141,632
5.500%, 7/1/36	460,291	459,794
6.000%, 7/1/36	5,734,841	5,824,841
6.500%, 7/1/36	67,500	69,393
6.000%, 8/1/36	7,337,321	7,452,470
6.500%, 8/1/36	2,762,348	2,839,812
6.000%, 9/1/36	18,746,557	19,040,757
6.500%, 9/1/36	1,119,135	1,150,519
6.000%, 10/1/36	19,632,205	19,940,304
6.500%, 10/1/36	2,577,413	2,649,690
5.500%, 11/1/36	492,825	492,292
6.000%, 11/1/36	6,008,652	6,102,949
6.500%, 11/1/36	3,541,983	3,641,309
5.000%, 12/1/36	13,756,089	13,429,691
5.500%, 12/1/36	5,031,770	5,026,334
6.000%, 12/1/36	7,343,186	7,458,428
6.500%, 12/1/36	986,815	1,014,488
5.500%, 1/1/37	13,271,286	13,256,924
6.000%, 1/1/37	3,000,284	3,047,370
6.500%, 1/1/37	598,561	615,346
7.000%, 1/1/37	78,837	82,010
5.000%, 2/1/37	991,258	967,218
5.500%, 2/1/37	3,096,373	3,092,889
6.000%, 2/1/37	3,672,784	3,730,154
6.500%, 2/1/37	1,498,806	1,540,782
5.500%, 3/1/37	83,497,551	83,403,460
6.000%, 3/1/37	1,628,527	1,653,865
6.500%, 3/1/37	1,131,712	1,163,327
5.000%, 4/1/37	659,931	643,926
5.500%, 4/1/37	19,883,941	19,861,534
6.000%, 4/1/37	13,445,330	13,654,522
6.500%, 4/1/37	2,944,175	3,026,422
5.370%, 5/1/37 (l)	7,082,134	7,164,204
5.500%, 5/1/37	17,126,533	17,107,502
5.910%, 5/1/37 (l)	3,914,827	3,972,438
6.000%, 5/1/37	993,469	1,008,926
6.500%, 5/1/37	1,097,879	1,128,549
5.500%, 6/1/37	27,000,000	26,969,574
6.000%, 6/1/37	1,403,473	1,425,309
6.500%, 6/1/37	1,975,175	2,030,353
5.500%, 7/1/37	32,483,861	32,447,255
6.000%, 7/1/37	1,653,027	1,678,746
6.500%, 7/1/37	17,054,594	17,531,130
5.500%, 8/1/37	179,770	179,567
6.000%, 8/1/37	3,212,754	3,262,740
6.500%, 8/1/37	3,038,268	3,123,143
5.500%, 9/1/37	17,335,013	17,315,479
6.000%, 9/1/37	21,155,138	21,467,734
6.500%, 9/1/37	5,212,256	5,357,863
6.000%, 10/1/37	25,223,402	25,592,549
6.500%, 10/1/37	6,019,393	6,188,030
5.500%, 11/1/37	24,166,733	24,139,500
6.500%, 11/1/37	1,576,831	1,620,881
5.500%, 12/1/37	43,995,600	43,946,024
5.500%, 1/1/38	3,999,600	3,995,093

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
7.179%, 12/1/40 (l)	$140,248	$142,047
4.500%, 1/25/23 TBA	22,500,000	22,141,395
5.000%, 1/25/23 TBA	1,600,000	1,601,501
5.500%, 1/25/23 TBA	800,000	810,250
5.000%, 1/25/38 TBA	5,500,000	5,365,938
5.500%, 1/25/38 TBA	182,500,000	182,271,875
6.000%, 1/25/38 TBA	13,500,000	13,706,712
6.500%, 1/25/38 TBA	136,600,000	140,399,119
Government National Mortgage Association
5.625%, 7/20/27 (l)	10,333	10,380
6.000%, 9/15/28	12,541	12,887
6.000%, 11/15/28	21,967	22,571
6.000%, 1/15/29	64,251	65,996
6.000%, 2/15/29	21,414	21,995
6.500%, 5/15/29	38,713	40,176
6.000%, 6/15/29	29,463	30,263
7.000%, 9/15/31	46,958	49,810
7.000%, 10/15/31	9,076	9,621
6.000%, 11/15/31	13,157	13,502
6.000%, 12/15/31	87,897	90,203
7.000%, 2/15/32	44,772	47,461
7.000%, 4/15/32	25,067	26,572
7.000%, 5/15/32	25,443	26,979
6.000%, 7/15/32	53,176	54,540
6.000%, 1/15/33	50,989	52,267
6.000%, 2/15/33	85,642	87,789
7.000%, 2/15/33	35,961	38,122
5.500%, 4/15/33	138,046	139,182
6.000%, 9/15/34	1,852,720	1,898,738
6.000%, 12/15/34	164,890	168,986
6.000%, 1/15/35	612,419	627,433
6.000%, 2/15/35	292,266	299,431
6.000%, 3/15/35	1,365,534	1,399,011
6.000%, 5/15/35	85,711	87,813
6.000%, 7/15/35	732,842	751,035
6.000%, 9/15/35	92,603	94,873
6.000%, 10/15/35	278,265	285,087
6.000%, 12/15/35	465,505	476,917
6.000%, 1/15/36	176,660	180,902
6.000%, 2/15/36	276,261	282,894
6.000%, 3/15/36	210,320	215,370
6.000%, 4/15/36	251,750	257,795
6.000%, 5/15/36	1,502,725	1,538,806
6.000%, 6/15/36	2,064,228	2,113,792
6.000%, 7/15/36	3,925,446	4,019,700
6.000%, 8/15/36	4,010,737	4,107,426
6.000%, 9/15/36	2,989,231	3,061,004
6.000%, 10/15/36	4,635,870	4,747,181
6.000%, 7/20/37	7,870,160	8,031,601
5.500%, 1/15/38 TBA	20,000,000	20,071,876
6.000%, 1/15/38 TBA	49,100,000	50,074,331
6.500%, 1/15/38 TBA	6,000,000	6,195,000
Resolution Funding STRIPS
(Zero Coupon), 7/15/18	75,000	46,720
(Zero Coupon), 10/15/18	75,000	46,137
Small Business Administration
4.504%, 2/1/14	689,515	668,415
Small Business Administration Participation Certificates
4.524%, 2/10/13	596,785	592,153
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,731,697

		2,085,845,417

Total Government Securities		2,273,488,559

Health Care (0.6%)
Biotechnology (0.2%)
Amgen, Inc.
5.133%, 11/28/08 §(l)	4,710,000	4,704,310

Health Care Providers & Services (0.3%)
Community Health Systems, Inc.
8.875%, 7/15/15	4,500,000	4,584,375
HCA, Inc.
9.250%, 11/15/16	4,400,000	4,620,000

		9,204,375

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	1,925,000	1,912,921
6.875%, 8/1/97	150,000	158,372

		2,071,293

Total Health Care		15,979,978

Industrials (0.2%)
Airlines (0.0%)
Continental Airlines, Inc.,
Series 99-2
7.056%, 9/15/09	850,000	860,625
United Air Lines, Inc.,
Series 01-1
6.602%, 9/1/13	184,870	183,946

		1,044,571

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
7.875%, 4/15/13^	4,500,000	4,601,250

Industrial Conglomerates (0.0%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,094,753

Total Industrials		6,740,574

Information Technology (0.1%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
5.700%, 9/14/17	2,890,000	2,987,572

Total Information Technology		2,987,572

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	993,379

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
6.580%, 12/20/12 (l)	75,238	71,617
6.831%, 12/20/12 (l)	95,238	90,655
6.896%, 12/20/12 (l)	809,524	770,565

		932,837

Total Materials		1,926,216

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
AT&T Corp.
7.300%, 11/15/11	38,000	41,173
8.000%, 11/15/31	698,000	857,195
AT&T, Inc.
6.500%, 9/1/37	6,500,000	6,796,907
BellSouth Corp.
4.240%, 4/26/08 §	3,600,000	3,587,191
4.969%, 8/15/08 (l)	3,000,000	2,995,209
Citizens Communications Co.
9.000%, 8/15/31	65,000	64,837

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
New England Telephone & Telegraph Co.
7.875%, 11/15/29	$25,000	$28,621
Qwest Communications International, Inc.
8.369%, 2/15/09^ (l)	667,000	667,000
Qwest Corp.
7.625%, 6/15/15	1,580,000	1,607,650
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,534,442
6.000%, 9/30/34^	210,000	204,205
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,104,978
7.045%, 6/20/36	950,000	1,061,897
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	588,694
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	614,651
6.940%, 4/15/28	225,000	241,008
7.750%, 6/15/32	425,000	497,643
Verizon Maryland, Inc.,
Series B
5.125%, 6/15/33^	465,000	400,770
Verizon New Jersey, Inc.,
Series A
5.875%, 1/17/12	1,040,000	1,070,990

		23,965,061

Wireless Telecommunication Services (0.1%)
America Movil S.A.B. de C.V.
4.958%, 6/27/08 (l)	1,000,000	995,000
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,093,955

		3,088,955

Total Telecommunication Services		27,054,016

Utilities (1.1%)
Electric Utilities (0.8%)
Appalachian Power Co.,
Series G
3.600%, 5/15/08	650,000	645,381
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	895,114
EDP Finance B.V.
6.000%, 2/2/18^§	3,075,000	2,999,158
Enel Finance International S.A.
6.250%, 9/15/17^§	7,200,000	7,285,781
Florida Power & Light Co.
4.950%, 6/1/35	875,000	770,001
Florida Power Corp.
5.900%, 3/1/33	275,000	272,767
Ipalco Enterprises, Inc.
8.375%, 11/14/08	3,290,000	3,347,575
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	2,350,000	2,279,448
6.500%, 9/15/37	2,000,000	2,088,572
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,229,036
Scottish Power plc
4.910%, 3/15/10	1,100,000	1,094,995

		23,907,828

Gas Utilities (0.0%)
Consolidated Natural Gas Co.,
Series A
5.000%, 3/1/14	250,000	242,461

Independent Power Producers & Energy Traders (0.2%)
Dynegy Holdings, Inc.
7.500%, 6/1/15 §	6,300,000	5,890,500

Multi-Utilities (0.1%)
Dominion Resources, Inc.,
Series B
5.050%, 11/14/08 (l)	1,500,000	1,497,091
Series D
5.125%, 12/15/09	150,000	151,406
Energy East Corp.
6.750%, 7/15/36	950,000	960,584
PSEG Power LLC
6.950%, 6/1/12	400,000	426,443

		3,035,524

Total Utilities		33,076,313

Total Long-Term Debt Securities (121.8%)
(Cost $3,537,840,325)		3,553,957,198

SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
PALISADES
5.97%, 2/4/08 (n)(p)	14,600,000	14,515,685

Government Securities (2.6%)
Federal Home Loan Mortgage Corp.
4.29%, 1/28/08 (o)(p)	2,900,000	2,890,348
Federal National Mortgage Association
4.28%, 1/11/08 (o)(p)	74,300,000	74,203,059
4.21%, 1/23/08^ (o)(p)	500,000	498,658

Total Government Securities		77,592,065

Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	2,037,545	2,037,545
Banco Comercial Portugues S.A.
5.42%, 1/2/08	2,546,932	2,546,932
5.40%, 1/4/08	1,018,773	1,018,773
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	1,018,773	1,018,773
Banco Espirito Santo S.A.
4.94%, 1/15/08	3,056,318	3,056,318
5.30%, 1/18/08	679,182	679,182
Barclays plc/Seoul
5.27%, 1/22/08	848,977	848,977
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	747,100	747,100
Beta Finance, Inc.
4.37%, 1/31/08 (l)	135,836	135,836
4.37%, 3/10/08 (l)	339,575	339,575
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	848,977	848,977
4.94%, 1/31/08	3,395,909	3,395,909
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	1,630,037	1,630,037
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	1,018,773	1,018,773
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	795,254	795,254
Comerica Bank
5.05%, 3/16/09 (l)	339,565	339,565
Credit Industriel et Commercial/London
5.26%, 1/16/08	1,697,954	1,697,954
Credit Suisse (USA) LLC,
Repurchase Agreement
4.69%, 1/2/08 (r)	15,045,098	15,045,098
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	882,936	882,936
Depfa Bank plc
4.87%, 1/7/08	1,346,896	1,346,896

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	$339,591	$339,591
Fifth Third Bancorp
4.91%, 8/22/08 (l)	101,876	101,876
First Tennessee Bank
5.06%, 8/15/08 (l)	3,056,187	3,056,187
General Electric Capital Corp.
4.40%, 3/12/10 (l)	135,836	135,836
Glitnir banki hf
5.09%, 1/15/08 (l)	1,697,955	1,697,955
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	679,182	679,182
4.41%, 3/27/09 (l)	950,854	950,854
Hartford Life, Inc.
5.36%, 12/31/08 (l)	271,673	271,673
HBOS Treasury Services plc
5.20%, 3/11/08	509,386	509,386
ING Bank N.V./Amsterdam
4.87%, 1/7/08	1,697,954	1,697,954
IXIS Corporate & Investment Bank
4.91%, 2/15/08	848,977	848,977
K2 (USA) LLC
4.37%, 5/29/09 (l)	1,357,804	1,357,804
4.37%, 6/18/09 (l)	1,697,191	1,697,191
KBC Groep N.V./London
5.08%, 1/22/08	509,386	509,386
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	2,037,505	2,037,505
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	848,977	848,977
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	118,857	118,857
5.08%, 8/21/09 (l)	848,968	848,968
Links Finance LLC
4.37%, 6/25/09 (l)	509,196	509,196
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	848,977	848,977
Monumental Global Funding II
4.36%, 4/25/08 (l)	815,018	815,018
4.43%, 5/26/10 (l)	1,596,077	1,596,077
Morgan Stanley
5.40%, 2/9/09 (l)	2,636,354	2,636,354
4.65%, 5/7/09 (l)	1,697,954	1,697,954
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	1,018,773	1,018,773
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	2,546,932	2,546,932
Pricoa Global Funding I
4.40%, 6/25/10 (l)	1,018,518	1,018,518
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	1,697,954	1,697,954
Rheingold Securitization Ltd.
5.35%, 1/7/08	828,296	828,296
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	1,697,954	1,697,954
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	3,395,909	3,395,909
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	339,591	339,591

Total Short-Term Investments of Cash Collateral for Securities Loaned		77,786,072

Time Deposit (2.3%)
JPMorgan Chase Nassau
3.51%, 1/2/08	67,627,791	67,627,791

Total Short-Term Investments (8.1%)
(Amortized Cost $237,533,172)		237,521,613

	Number of Contracts
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
90 Day EURO Futures
March 2008 @ $93.00*	2,190	$13,687
June 2008 @ $92.50*	6,700	41,875
June 2008 @ $93.00*	5,407	33,794
Federal National Mortgage Association,
6.500%, 1/25/38 TBA
June 2008 @ $91.50*	10,000,000	—

Total Options Purchased (0.0%)
(Cost $136,993)		89,356

Total Investments Before Options Written and Securities Sold Short (129.9%)
(Cost/Amortized Cost $3,775,510,490)		3,791,568,167

OPTIONS WRITTEN:
Call Options Written (-0.0%)
U.S. 5 Year Treasury Notes February 2008 @ $112.00*	(141)	(61,688)

Total Options Written (-0.0%)
(Premiums Received $80,552)		(61,688)

Total Investments Before Securities Sold Short (129.9%)
(Cost/Amortized Cost $3,775,429,938)		3,791,506,479

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.8%)
Federal Home Loan Mortgage Corp.
5.000%, 1/15/38 TBA	$(4,400,000)	(4,292,750)
Federal National Mortgage Association
5.000%, 1/25/38 TBA	(45,800,000)	(44,683,625)
5.500%, 1/25/38 TBA	(45,500,000)	(45,443,125)
Government National Mortgage Association
5.500%, 1/15/38 TBA	(100,000)	(100,719)
6.000%, 1/15/38 TBA	(17,100,000)	(17,506,125)

Total Securities Sold Short (-3.8%)
(Proceeds Received $112,162,071)		(112,026,344)

Total Investments (126.1%)
(Cost/Amortized Cost $3,663,267,867)		3,679,480,135
Other Assets Less Liabilities (-26.1%)		(761,059,845)

Net Assets (100%)		$2,918,420,290

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $13,149,901 or 0.45% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2007, the market value of these securities amounted to $154,552,976 or 5.30% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(a)	Fully or partially pledged as collateral on outstanding written call options.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2007. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS	—	Asset-Backed Security
BRL	—	Brazilian Real
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
IO	—	Interest only
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities.
JPY	—	Japanese Yen
TBA	—	Security is subject to delayed delivery.

At December 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/07	Unrealized Appreciation/ (Depreciation)
British Pound Sterling 90-Day	250	March-08	$58,774,799	$58,735,141	$(39,658)
British Pound Sterling 90-Day	2,142	December-08	505,783,742	507,080,166	1,296,424
EURODollar	549	March-08	130,531,613	131,437,463	905,850
EURODollar	5,575	June-08	1,321,505,938	1,341,554,063	20,048,125
EURODollar	213	September-08	51,375,466	51,391,575	16,109
EURODollar	912	March-09	217,899,600	220,316,400	2,416,800
EURODollar	650	December-09	156,113,750	156,292,500	178,750
U.S. Treasury Bonds	600	March-08	70,533,172	69,825,000	(708,172)
U.S. 5 Year Treasury Notes	397	March-08	43,698,500	43,781,656	83,156

					$24,197,384

Sales
EURODollar	213	September-09	$51,306,821	$51,306,375	$446
U.S. Treasury Bonds	1,110	March-08	127,103,953	129,176,250	(2,072,297)
U.S. 10 Year Treasury Notes	21	March-08	2,363,439	2,381,203	(17,764)
U.S. 2 Year Treasury Notes	193	March-08	40,538,622	40,578,250	(39,628)

					$(2,129,243)

					$22,068,141

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

At December 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 1/17/08	4,000	$5,889,640	$5,849,693	$(39,947)
European Union, expiring 1/17/08	238	350,096	348,057	(2,039)
European Union, expiring 1/17/08	92	135,460	134,543	(917)

				$(42,903)

Foreign Currency Sell Contracts
Brazilian Real, expiring 3/4/08	13,590	$6,837,736	$7,565,161	$(727,425)
British Pound, expiring 1/31/08	740	1,494,042	1,471,870	22,172
British Pound, expiring 1/31/08	870	1,748,604	1,730,441	18,163
European Union, expiring 1/17/08	3,123	4,574,601	4,567,148	7,453
European Union, expiring 1/17/08	11,491	16,853,965	16,804,707	49,258
European Union, expiring 1/17/08	6,012	8,852,009	8,792,089	59,920
European Union, expiring 1/17/08	92	134,357	134,543	(186)
Japanese Yen, expiring 2/7/08	1,034,961	9,324,057	9,301,054	23,003

				$(547,642)

				$(590,545)

Options written for the year ended December 31, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	—	$—
Options Written	66,000,141	615,152
Options Terminated in Closing Purchase Transactions	(66,000,000)	(534,600)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—December 31, 2007	141	$80,552

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,207,579,111
Long-term U.S. Treasury securities	5,193,718,175

$16,401,297,286

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,566,319,338
Long-term U.S. Treasury securities	5,341,049,989

$15,907,369,327

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,739,130
Aggregate gross unrealized depreciation	(18,809,152)

Net unrealized appreciation	$15,929,978

Federal income tax cost of investments	$3,775,638,189

At December 31, 2007, the Portfolio had loaned securities with a total value of $77,582,509. This was secured by collateral of $77,786,072 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,251,952 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $24,168, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio utilized net capital loss carryforward of $13,285,672 during 2007.

See Notes to Financial Statements.

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.7%)
Food & Staples Retailing (1.5%)
CVS Caremark Corp.	110,786	$4,403,744
Drogasil S.A.	82,586	665,792
Longs Drug Stores Corp.^	30,500	1,433,500

		6,503,036

Personal Products (0.2%)
Herbalife Ltd.	25,558	1,029,476

Total Consumer Staples		7,532,512

Financials (0.4%)
Insurance (0.4%)
Amil Participacoes S.A.*	175,000	1,602,528
Odontoprev S.A.	10,900	269,438

Total Financials		1,871,966

Health Care (91.9%)
Biotechnology (22.0%)
ACADIA Pharmaceuticals, Inc.*^	66,896	740,539
Alexion Pharmaceuticals, Inc.*^	27,031	2,028,136
Altus Pharmaceuticals, Inc.*^	23,743	122,989
Amgen, Inc.*	102,331	4,752,252
Amylin Pharmaceuticals, Inc.*^	88,889	3,288,893
Applera Corp.- Celera Group*^	159,390	2,529,519
Array BioPharma, Inc.*^	32,557	274,130
Avigen, Inc.*	74,610	317,092
Biogen Idec, Inc.*	37,486	2,133,703
BioMarin Pharmaceutical, Inc.*^	85,421	3,023,903
Celgene Corp.*	127,118	5,874,123
Cephalon, Inc.*^	71,126	5,104,002
Cougar Biotechnology, Inc.*†(b)	23,700	699,624
Cubist Pharmaceuticals, Inc.*^	83,235	1,707,150
Cytokinetics, Inc.*^	175,800	831,534
Genentech, Inc.*	95,826	6,427,050
Gentium S.p.A. (Sponsored ADR)^	24,800	345,216
Genzyme Corp.*	118,299	8,806,178
Gilead Sciences, Inc.*	282,152	12,981,814
Human Genome Sciences, Inc.*^	312,949	3,267,187
ImClone Systems, Inc.*	20,205	868,815
Incyte Corp.*^	115,605	1,161,830
Keryx Biopharmaceuticals, Inc.*^	63,745	535,458
Lifecell Corp.*^	34,539	1,488,976
Medarex, Inc.*^	59,269	617,583
Millennium Pharmaceuticals, Inc.*	210,165	3,148,272
Myriad Genetics, Inc.*^	6,946	322,433
Onyx Pharmaceuticals, Inc.*^	44,796	2,491,553
OSI Pharmaceuticals, Inc.*^	68,157	3,306,296
PDL BioPharma, Inc.*	53,304	933,886
Progenics Pharmaceuticals, Inc.*^	128,700	2,325,609
Regeneron Pharmaceuticals, Inc.*^	89,430	2,159,734
Savient Pharmaceuticals, Inc.*^	39,100	898,127
Theravance, Inc.*^	10,917	212,881
United Therapeutics Corp.*^	55,748	5,443,792
Vanda Pharmaceuticals, Inc.*^	18,799	129,337
Vertex Pharmaceuticals, Inc.*^	97,415	2,262,951
ZymoGenetics, Inc.*^	180,419	2,105,490

		95,668,057

Health Care Distributors (1.8%)
Animal Health International, Inc.*^	65,764	808,897
Cardinal Health, Inc.	30,924	1,785,861
Celesio AG	20,536	1,276,048
McKesson Corp.	36,279	2,376,637
PharMerica Corp.*^	40,400	560,752
Profarma Distribuidora de Produtos Farmaceuticos S.A.	40,100	811,236

		7,619,431

Health Care Equipment (13.7%)
American Medical Systems Holdings, Inc.*	92,623	1,339,328
Baxter International, Inc.	36,420	2,114,181
Beckman Coulter, Inc.	42,600	3,101,280
Becton, Dickinson & Co.	25,500	2,131,290
Covidien Ltd.	26,465	1,172,135
DexCom, Inc.*^	78,707	694,983
DiaSorin S.p.A.*	49,367	952,737
EnteroMedics, Inc.*^	122,457	985,779
Gen-Probe, Inc.*	12,295	773,724
Hologic, Inc.*^	40,000	2,745,600
Hospira, Inc.*	90,349	3,852,481
Insulet Corp.*^	14,646	343,888
Medtronic, Inc.	275,191	13,833,851
Northstar Neuroscience, Inc.*^	89,640	833,652
NxStage Medical, Inc.*^	35,075	532,088
ResMed, Inc.*^	23,432	1,230,883
Respironics, Inc.*	34,014	2,227,237
Smith & Nephew plc	120,162	1,387,328
St. Jude Medical, Inc.*	195,750	7,955,280
Stryker Corp.	86,910	6,493,915
Synthes, Inc.	8,558	1,062,805
Thoratec Corp.*^	34,804	633,085
Volcano Corp.*^	154,855	1,937,236
Wright Medical Group, Inc.*^	39,770	1,160,091

		59,494,857

Health Care Facilities (1.5%)
Assisted Living Concepts, Inc., Class A*^	110,469	828,517
Health Management Associates, Inc., Class A^	200,800	1,200,784
LifePoint Hospitals, Inc.*^	45,235	1,345,289
Rhoen-Klinikum AG	42,080	1,327,668
Tenet Healthcare Corp.*^	133,646	678,922
Universal Health Services, Inc., Class B^	20,000	1,024,000

		6,405,180

Health Care Services (3.6%)
DaVita, Inc.*	16,529	931,409
Express Scripts, Inc.*	107,184	7,824,432
Fresenius Medical Care AG & Co. KGaA (ADR)	55,700	2,938,175
HMS Holdings Corp.*^	35,995	1,195,394
Laboratory Corp. of America Holdings*	14,803	1,118,070
Medco Health Solutions, Inc.*	16,225	1,645,215

		15,652,695

Health Care Supplies (0.5%)
Align Technology, Inc.*^	41,890	698,725
Cooper Cos., Inc.^	19,944	757,872
Cremer S.A.*	32,500	301,264
Xtent, Inc.*^	46,760	461,054

		2,218,915

Health Care Technology (0.9%)
Cerner Corp.*^	22,965	1,295,226
Eclipsys Corp.*^	59,100	1,495,821
IMS Health, Inc.	24,200	557,568
Vital Images, Inc.*^	32,260	582,938

		3,931,553

Life Sciences Tools & Services (8.1%)
AMAG Pharmaceuticals, Inc.*^	17,213	1,035,018

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Applera Corp.- Applied Biosystems Group	75,983	$2,577,343
Charles River Laboratories International, Inc.*	99,901	6,573,486
Covance, Inc.*	37,160	3,218,799
Exelixis, Inc.*^	96,000	828,480
Gerresheimer AG*	22,482	1,255,627
Invitrogen Corp.*^	15,396	1,438,140
MDS, Inc.	68,672	1,335,241
Millipore Corp.*	24,603	1,800,447
Pharmaceutical Product Development, Inc.	70,158	2,832,279
Qiagen N.V.*^	124,395	2,618,515
Thermo Fisher Scientific, Inc.*	150,219	8,664,632
Varian, Inc.*	10,808	705,762
Vermillion, Inc.*^	184,000	147,200
WuXi PharmaTech Cayman, Inc. (ADR)*^	2,400	70,176

		35,101,145

Managed Health Care (7.8%)
Aetna, Inc	78,438	4,528,226
CIGNA Corp	53,340	2,865,958
Coventry Health Care, Inc.*	18,260	1,081,905
Health Net, Inc.*	105,729	5,106,711
Humana, Inc.*	70,620	5,318,392
Triple-S Management Corp., Class B*	17,838	360,506
UnitedHealth Group, Inc.	173,665	10,107,303
WellPoint, Inc.*	52,614	4,615,826

		33,984,827

Pharmaceuticals (32.0%)
Abbott Laboratories	260,500	14,627,075
Adams Respiratory Therapeutics, Inc.*^	25,454	1,520,622
Allergan, Inc.	30,300	1,946,472
ARYx Therapeutics, Inc.*	49,000	379,750
Astellas Pharma, Inc.	84,300	3,674,896
AstraZeneca plc (Sponsored ADR)	68,900	2,950,298
Barr Pharmaceuticals, Inc.*	32,900	1,746,990
Biodel, Inc.*^	19,737	458,490
BioMimetic Therapeutics, Inc.*^	57,500	998,775
Bristol-Myers Squibb Co.	79,300	2,103,036
Cadence Pharmaceuticals, Inc.*^	25,663	381,352
Cardiome Pharma Corp.*^	32,923	293,673
Daiichi Sankyo Co., Ltd.	143,900	4,431,061
EastPharma Ltd. (GDR)*†(b)	64,716	695,697
Eisai Co., Ltd.	89,700	3,532,918
Elan Corp. plc (ADR)*^	142,400	3,129,952
Eli Lilly & Co.	77,332	4,128,756
Endo Pharmaceuticals Holdings, Inc.*	24,792	661,203
Forest Laboratories, Inc.*	96,160	3,505,032
H. Lundbeck A/S	29,700	803,639
Hikma Pharmaceuticals plc	95,519	899,838
Inspire Pharmaceuticals, Inc.*^	62,169	371,771
Ipsen	52,868	3,188,447
Johnson & Johnson	54,597	3,641,620
Laboratorios Almirall S.A.*	99,875	2,197,635
MAP Pharmaceuticals, Inc.*	27,733	485,605
Matrixx Initiatives, Inc.*^	29,301	407,577
Medicines Co.*^	71,100	1,362,276
Merck & Co., Inc.	178,490	10,372,054
Merck KGaA	11,603	1,497,936
MGI Pharma, Inc.*^	30,800	1,248,324
Novartis AG (ADR)	69,858	3,793,988
Novartis AG (Registered)	1,348	73,940
Pfizer, Inc.	91,475	2,079,227
Pharmstandard OJSC (GDR)*(m)	16,900	464,750
Pharmstandard OJSC (GDR)*†(b)	1,100	30,250
Roche Holding AG	34,313	5,928,210
Sanofi-Aventis	23,396	2,154,302
Sanofi-Aventis (ADR)	98,324	4,476,692
Schering-Plough Corp.	666,462	17,754,548
Shionogi & Co., Ltd.	252,901	4,471,015
Shire plc (ADR)^	63,311	4,365,293
Teva Pharmaceutical Industries Ltd. (ADR)^	91,375	4,247,110
UCB S.A. (Frankfurt Exchange)	9,800	445,747
UCB S.A. (Brussels Exchange)	66,590	3,020,043
Wyeth	163,322	7,217,199
XenoPort, Inc.*^	10,140	566,623

		138,731,707

Total Health Care		398,808,367

Industrials (0.2%)
Machinery (0.2%)
Whatman plc	156,665	597,986

Total Common Stocks (94.2%)
(Cost $366,735,830)		408,810,831

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.2%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$2,075,860	2,075,860
Banco Comercial Portugues S.A.
5.42%, 1/2/08	2,594,825	2,594,825
5.40%, 1/4/08	1,037,930	1,037,930
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	1,037,930	1,037,930
Banco Espirito Santo S.A.
4.94%, 1/15/08	3,113,788	3,113,788
5.30%, 1/18/08	691,953	691,953
Barclays plc/Seoul
5.27%, 1/22/08	864,942	864,942
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	761,148	761,148
Beta Finance, Inc.
4.37%, 1/31/08 (l)	138,391	138,391
4.37%, 3/10/08 (l)	345,960	345,960
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	864,942	864,942
4.94%, 1/31/08	3,459,766	3,459,766
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	1,660,688	1,660,688
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	1,037,930	1,037,930
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	810,208	810,208
Comerica Bank
5.05%, 3/16/09	345,951	345,951
Credit Industriel et Commercial/London
5.26%, 1/16/08	1,729,883	1,729,883
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	15,328,008	15,328,008
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	899,539	899,539

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Depfa Bank plc
4.87%, 1/7/08	$1,372,224	$1,372,224
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	345,977	345,977
Fifth Third Bancorp
4.91%, 8/22/08 (l)	103,792	103,792
First Tennessee Bank
5.06%, 8/15/08 (l)	3,113,656	3,113,656
General Electric Capital Corp.
4.40%, 3/12/10 (l)	138,391	138,391
Glitnir banki hf
5.09%, 1/15/08 (l)	1,729,883	1,729,883
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	691,953	691,953
4.41%, 3/27/09 (l)	968,734	968,734
Hartford Life, Inc.
5.36%, 12/31/08 (l)	276,781	276,781
HBOS Treasury Services plc
5.20%, 3/11/08	518,965	518,965
ING Bank N.V./Amsterdam
4.87%, 1/7/08	1,729,883	1,729,883
IXIS Corporate & Investment Bank
4.91%, 2/15/08	864,942	864,942
K2 (USA) LLC
4.37%, 5/29/09 (l)	1,383,336	1,383,336
4.37%, 6/18/09 (l)	1,729,106	1,729,106
KBC Groep N.V./London
5.08%, 1/22/08	518,965	518,965
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	2,075,819	2,075,819
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	864,942	864,942
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	121,092	121,092
5.08%, 8/21/09 (l)	864,931	864,931
Links Finance LLC
4.37%, 6/25/09 (l)	518,771	518,771
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	864,941	864,941
Monumental Global Funding II
4.36%, 4/25/08 (l)	830,344	830,344
4.43%, 5/26/10 (l)	1,626,090	1,626,090
Morgan Stanley
5.40%, 2/9/09 (l)	2,685,929	2,685,929
4.65%, 5/7/09 (l)	1,729,883	1,729,883
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	1,037,930	1,037,930
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	2,594,825	2,594,825
Pricoa Global Funding I
4.40%, 6/25/10 (l)	1,037,670	1,037,670
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	1,729,883	1,729,883
Rheingold Securitization Ltd.
5.35%, 1/7/08	843,872	843,872
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	1,729,883	1,729,883
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	3,459,765	3,459,765
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	345,977	345,977

Total Short-Term Investments of Cash Collateral for Securities Loaned		79,248,777

Time Deposit (6.3%)
JPMorgan Chase Nassau
3.51%, 1/2/08	27,166,844	27,166,844

Total Short-Term Investments (24.5%)
(Amortized Cost $106,415,621)		106,415,621

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
AstraZeneca plc (Sponsored ADR)
January-2008 @ $50.00*†	128	—
Medtronic, Inc.
February-2008 @ $52.50*	1,504	120,320
Trimeris, Inc.
April-2008 @ $10.00*	1,128	372,240

Total Options Purchased (0.1%)
(Cost $741,235)		492,560

Total Investments (118.8%)
(Cost/Amortized Cost $473,892,686)		515,719,012
Other Assets Less Liabilities (-18.8%)		(81,460,890)

Net Assets (100%)		$434,258,122

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $1,425,571 or 0.33% of net assets) valued at fair value.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

At December 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound, expiring 2/8/08	1,100	$2,287,615	$2,187,460	$100,155
European Union, expiring 2/8/08	2,905	4,232,294	4,249,695	(17,401)
European Union, expiring 2/8/08	1,200	1,780,320	1,755,468	24,852
Swiss Franc, expiring 2/8/08	5,480	4,812,083	4,851,320	(39,237)
Swiss Franc, expiring 2/8/08	400	363,488	354,111	9,377

				$77,746

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$424,039,392
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$443,138,777

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,568,866
Aggregate gross unrealized depreciation	(17,551,200)

Net unrealized appreciation	$36,017,666

Federal income tax cost of investments	$479,701,346

At December 31, 2007, the Portfolio had loaned securities with a total value of $76,745,205. This was secured by collateral of $79,248,777 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2007, the Portfolio incurred approximately $4,354 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.6%)
Asset-Backed Securities (0.6%)
Pegasus Aviation Lease Securitization,
Series 01-1A A1
5.723%, 5/10/31 § (l)	$3,800,000	$2,128,000
Triton Aviation Finance, Series 1A A1
5.798%, 6/15/25 (b)(l)	10,589,305	9,159,749

		11,287,749

Total Asset-Backed and Mortgage-Backed Securities		11,287,749

Consumer Discretionary (22.0%)
Auto Components (2.9%)
Allison Transmission, Inc.
11.000%, 11/1/15^ §	675,000	614,250
(PIK)
11.250%, 11/1/15^ §	10,025,000	8,746,812
American Tire Distributors, Inc.
11.481%, 4/1/12 § (l)	4,300,000	4,171,000
11.481%, 4/1/12^ (l)	4,500,000	4,365,000
ArvinMeritor, Inc.
8.750%, 3/1/12^	6,470,000	6,033,275
8.125%, 9/15/15	1,118,000	967,070
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12^	3,805,000	3,296,081
Goodyear Tire & Rubber Co.
11.250%, 3/1/11	4,705,000	4,999,063
9.000%, 7/1/15^	4,530,000	4,801,800
Tenneco, Inc.
8.625%, 11/15/14^	5,800,000	5,698,500
8.125%, 11/15/15^ §	625,000	618,750
Series B
10.250%, 7/15/13	1,627,000	1,732,755
TRW Automotive, Inc.
7.000%, 3/15/14^ §	2,190,000	2,014,800
7.250%, 3/15/17^ §	4,940,000	4,433,650
United Components, Inc.
9.375%, 6/15/13	4,090,000	4,038,875

		56,531,681

Automobiles (1.1%)
Ford Motor Co.
8.875%, 1/15/22	2,000,000	1,590,000
7.500%, 8/1/26	3,000,000	2,130,000
7.450%, 7/16/31^	6,575,000	4,881,938
General Motors Corp.
7.125%, 7/15/13^	2,700,000	2,342,250
8.250%, 7/15/23^	8,300,000	6,598,500
8.100%, 6/15/24^	1,550,000	1,131,500
7.400%, 9/1/25	3,500,000	2,537,500

		21,211,688

Distributors (0.6%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	1,910,000
7.875%, 3/1/15	1,700,000	1,602,250
SGS International, Inc.
12.000%, 12/15/13	6,035,000	5,982,194
Varietal Distribution Merger Sub, Inc. (PIK)
10.250%, 7/15/15^§	2,650,000	2,524,125

		12,018,569

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14	500,000	505,625
7.625%, 10/1/18	1,475,000	1,482,375

		1,988,000

Hotels, Restaurants & Leisure (3.8%)
Choctaw Resort Development Enterprise, Inc.
7.250%, 11/15/19 §	3,753,000	3,621,645
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.000%, 10/15/15 §	4,000,000	3,740,000
El Pollo Loco, Inc.
11.750%, 11/15/13^	4,000,000	3,780,000
Herbst Gaming, Inc.
8.125%, 6/1/12^	1,800,000	1,174,500
7.000%, 11/15/14	500,000	295,000
Indianapolis Downs LLC & Capital Corp.
11.000%, 11/1/12 §	4,400,000	4,246,000
Landry’s Restaurants, Inc.
9.500%, 12/15/14^	4,385,000	4,341,150
MGM MIRAGE
6.625%, 7/15/15	4,275,000	4,007,812
6.875%, 4/1/16^	1,825,000	1,720,063
7.500%, 6/1/16^	2,925,000	2,895,750
Mirage Resorts, Inc.
7.250%, 8/1/17	3,060,000	2,891,700
Outback Steakhouse, Inc.
10.000%, 6/15/15^ §	4,400,000	3,212,000
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	3,000,000	2,880,036
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15^ §	4,750,000	4,607,500
Station Casinos, Inc.
6.875%, 3/1/16^	2,210,000	1,613,300
7.750%, 8/15/16^	3,835,000	3,461,087
Travelport LLC
9.749%, 9/1/14 (l)	1,000,000	967,500
9.875%, 9/1/14^	5,375,000	5,455,625
11.875%, 9/1/16^	3,532,000	3,765,995
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15^	3,450,000	2,626,313
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 §	4,075,000	4,115,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14^	6,679,000	6,562,117

		71,980,843

Household Durables (0.4%)
Blyth, Inc.
5.500%, 11/1/13	8,050,000	6,923,000

Media (11.1%)
AMC Entertainment, Inc.
11.000%, 2/1/16	7,240,000	7,620,100
Block Communications, Inc.
8.250%, 12/15/15 §	5,000,000	5,006,250
CanWest Media, Inc.
8.000%, 9/15/12	4,250,000	4,010,938
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15^	7,775,000	6,336,625
11.000%, 10/1/15^	1,000,000	810,000
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^	12,600,000	12,033,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Series B
10.250%, 9/15/10	3,000,000	2,925,000

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.000%, 4/30/12 §		$650,000	$627,250
8.375%, 4/30/14 §		500,000	483,750
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	8,008,750
Clear Channel Communications, Inc.
4.250%, 5/15/09		6,750,000	6,408,166
CSC Holdings, Inc.
6.750%, 4/15/12		5,264,000	5,033,700
7.625%, 7/15/18		4,550,000	4,180,313
Series B
7.625%, 4/1/11		4,545,000	4,533,637
Dex Media West LLC/ Dex Media Finance Co.,
Series B
8.500%, 8/15/10		1,873,000	1,898,754
9.875%, 8/15/13		8,925,000	9,282,000
Dex Media, Inc.
0.000%, 11/15/13 (e)		2,840,000	2,584,400
Echostar DBS Corp.
6.625%, 10/1/14		385,000	383,075
7.125%, 2/1/16		7,915,000	8,073,300
Gallery Capital S.A.
10.125%, 5/15/13^ §		3,550,000	3,301,500
Idearc, Inc.
8.000%, 11/15/16		5,226,000	4,794,855
Insight Communications Co., Inc.
12.250%, 2/15/11^(e)		10,000	10,408
Intelsat Bermuda Ltd.
9.250%, 6/15/16^		6,050,000	6,080,250
11.250%, 6/15/16		3,000,000	3,097,500
Intelsat Corp.
9.000%, 8/15/14		750,000	753,750
9.000%, 6/15/16		1,700,000	1,712,750
Intelsat Subsidiary Holding Co., Ltd.
8.250%, 1/15/13^		6,240,000	6,271,200
8.625%, 1/15/15^		5,095,000	5,120,475
Kabel Deutschland GmbH
10.625%, 7/1/14		4,000,000	4,200,000
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)		75,000	109,928
8.000%, 4/30/14 §		3,205,000	4,697,586
Network Communications, Inc.
10.750%, 12/1/13		7,350,000	7,203,000
Quebecor Media, Inc.
7.750%, 3/15/16 §		4,050,000	3,888,000
R.H. Donnelley Corp.
8.875%, 10/15/17 §		7,455,000	6,895,875
Series A-3
8.875%, 1/15/16		11,875,000	11,103,125
Reader’s Digest Association, Inc.
9.000%, 2/15/17 §		8,000,000	6,700,000
Unity Media GmbH
10.125%, 2/15/15 §	EUR	1,750,000	2,667,327
10.375%, 2/15/15 §		$7,250,000	7,395,000
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^ §		8,260,000	7,526,925
UPC Holding B.V.
7.750%, 1/15/14 (b)(m)		925,000	1,289,848
8.625%, 1/15/14^ (b)(m)		2,500,000	3,609,436
8.625%, 1/15/14^ §		11,000,000	15,881,518
Visant Corp.
7.625%, 10/1/12^		1,710,000	1,718,550
WMG Holdings Corp.
0.000%, 12/15/14 (e)		12,120,000	$7,756,800

			214,024,614

Multiline Retail (0.3%)
Bon-Ton Stores, Inc.
10.250%, 3/15/14^		7,175,000	5,417,125
Saks, Inc.
8.250%, 11/15/08		714	721

			5,417,846

Specialty Retail (0.5%)
General Nutrition Centers, Inc. (PIK)
10.009%, 3/15/14^		7,395,000	6,988,275
Pep Boys – Manny, Moe & Jack
7.500%, 12/15/14^		3,640,000	3,398,850

			10,387,125

Textiles, Apparel & Luxury Goods (1.2%)
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13^		7,325,000	7,068,625
Quiksilver, Inc.
6.875%, 4/15/15^		2,500,000	2,143,750
Rafaella Apparel Group, Inc.,
Series B
11.250%, 6/15/11		7,639,000	7,027,880
Simmons Co.
7.875%, 1/15/14		7,000,000	6,475,000

			22,715,255

Total Consumer Discretionary			423,198,621

Consumer Staples (4.5%)
Beverages (0.1%)
Cott Beverages USA, Inc.
8.000%, 12/15/11		1,417,000	1,317,810

Food & Staples Retailing (1.9%)
Albertson’s, Inc.
7.750%, 6/15/26		2,500,000	2,472,797
6.570%, 2/23/28		100,000	80,000
7.450%, 8/1/29		4,250,000	4,090,366
8.000%, 5/1/31		600,000	608,683
American Stores Co.
8.000%, 6/1/26		1,500,000	1,503,845
Delhaize America, Inc.
9.000%, 4/15/31		695,000	803,542
Ingles Markets, Inc.
8.875%, 12/1/11^		9,903,000	10,051,545
Pathmark Stores, Inc.
8.750%, 2/1/12^		6,435,000	6,622,709
Rite Aid Corp.
8.625%, 3/1/15^		2,500,000	2,015,625
9.375%, 12/15/15		7,450,000	6,183,500
Roundy’s, Inc.,
Term Loan
7.910%, 10/27/11 § (l)		1,470,150	1,438,451

			35,871,063

Food Products (0.1%)
Pilgrim’s Pride Corp.
7.625%, 5/1/15		1,810,000	1,778,325
Southern States Cooperative, Inc.
11.000%, 11/1/10 §		1,000,000	1,040,000

			2,818,325

Household Products (1.8%)
American Achievement Corp.
8.250%, 4/1/12		9,035,000	8,809,125
Amscan Holdings, Inc.
8.750%, 5/1/14^		8,100,000	7,371,000
Prestige Brands, Inc.
9.250%, 4/15/12^		7,769,000	7,749,577

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
Visant Holding Corp.
0.000%, 12/1/13^(e)		$6,525,000	$6,100,875
Yankee Acquisition Corp.,
Series B
8.500%, 2/15/15^		6,000,000	5,527,500

			35,558,077

Tobacco (0.6%)
Reynolds American, Inc.
7.750%, 6/1/18		3,190,000	3,404,815
Vector Group Ltd.
11.000%, 8/15/15 (b)		8,250,000	8,373,750

			11,778,565

Total Consumer Staples			87,343,840

Energy (6.9%)
Energy Equipment & Services (0.9%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15^		1,000,000	1,012,500
7.750%, 5/15/17^		2,875,000	2,903,750
Complete Production Services, Inc.
8.000%, 12/15/16^		3,700,000	3,579,750
Dresser-Rand Group, Inc.
7.375%, 11/1/14		1,241,000	1,237,897
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16^ §		3,650,000	3,713,875
Stewart & Stevenson LLC
10.000%, 7/15/14		5,500,000	5,527,500

			17,975,272

Oil, Gas & Consumable Fuels (6.0%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12^		4,975,000	5,261,062
Chesapeake Energy Corp.
7.000%, 8/15/14		5,200,000	5,226,000
6.625%, 1/15/16		1,000,000	977,500
6.875%, 1/15/16		3,675,000	3,638,250
Citic Resources Finance Ltd.
6.750%, 5/15/14^ §		425,000	398,438
Connacher Oil and Gas Ltd.
10.250%, 12/15/15 §		5,400,000	5,393,250
El Paso Corp.
6.875%, 6/15/14^		50,000	50,361
7.000%, 6/15/17^		5,375,000	5,380,574
8.050%, 10/15/30		3,500,000	3,644,620
Energy Partners Ltd.
9.750%, 4/15/14^		6,025,000	5,693,625
Energy XXI Gulf Coast, Inc.
10.000%, 6/15/13^		7,500,000	6,881,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14^		5,060,000	4,965,125
Ferrellgas LP
7.240%, 8/1/10		9,000,000	9,033,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.750%, 6/15/12^		3,500,000	3,596,250
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^		1,150,000	1,118,375
8.250%, 3/1/16^		3,755,000	3,886,425
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16		5,975,000	5,408,576
Knight, Inc.
6.500%, 9/1/12		1,500,000	1,490,999
Mariner Energy, Inc.
8.000%, 5/15/17		4,000,000	3,805,000
OPTI Canada, Inc.
8.250%, 12/15/14^ §		1,175,000	1,163,250
PetroHawk Energy Corp.
9.125%, 7/15/13		4,725,000	4,973,063
Stone Energy Corp.
8.250%, 12/15/11		6,500,000	6,500,000
Tesoro Corp.
6.250%, 11/1/12		500,000	500,000
6.500%, 6/1/17		1,300,000	1,287,000
VeraSun Energy Corp.
9.875%, 12/15/12^		6,300,000	6,347,250
9.375%, 6/1/17 §		2,350,000	2,050,375
Williams Cos., Inc.
7.875%, 9/1/21^		11,450,000	12,695,187
Series A
7.500%, 1/15/31		2,775,000	2,983,125

			114,348,680

Total Energy			132,323,952

Financials (13.3%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
6.750%, 10/1/37		5,700,000	5,584,735
Lehman Brothers Holdings, Inc.
6.750%, 12/28/17		4,025,000	4,148,563

			9,733,298

Commercial Banks (0.9%)
Barclays Bank plc
6.050%, 12/4/17 §		2,475,000	2,493,857
5.926%, 9/29/49 (b)(l)		2,700,000	2,512,304
7.434%, 9/29/49 § (l)		2,000,000	2,078,302
HSBC Holdings plc
6.500%, 9/15/37		600,000	581,537
Rabobank Capital Funding Trust III
5.254%, 12/29/49 § (l)		1,100,000	984,533
Royal Bank of Scotland Group plc
7.640%, 3/31/49 (l)		4,500,000	4,626,419
Societe Generale
6.999%, 12/31/49 (l)		600,000	889,569
UBS AG/Connecticut
5.875%, 12/20/17		2,100,000	2,114,795

			16,281,316

Consumer Finance (4.6%)
Ford Motor Credit Co. LLC
5.800%, 1/12/09		3,400,000	3,227,263
7.375%, 10/28/09		1,750,000	1,647,180
9.750%, 9/15/10		3,200,000	3,053,446
7.375%, 2/1/11		4,840,000	4,334,249
9.875%, 8/10/11		2,450,000	2,317,279
7.250%, 10/25/11		950,000	822,851
7.993%, 1/13/12 (l)		1,750,000	1,469,933
7.800%, 6/1/12		18,875,000	16,546,995
7.000%, 10/1/13		2,000,000	1,670,778
8.000%, 12/15/16		3,110,000	2,641,668
GMAC Canada Ltd.
5.750%, 12/4/08	CAD	4,000,000	3,904,960
6.625%, 12/17/10	GBP	6,000,000	10,390,932
GMAC LLC
6.119%, 5/15/09 (l)		$1,000,000	931,385
7.250%, 3/2/11		2,650,000	2,322,828
6.000%, 4/1/11		3,070,000	2,613,866
7.000%, 2/1/12		470,000	398,760
6.625%, 5/15/12		7,350,000	6,110,180
6.875%, 8/28/12		8,400,000	7,038,898
6.750%, 12/1/14		10,440,000	8,420,372
8.000%, 11/1/31		7,300,000	6,123,787
SLM Corp.
5.294%, 7/25/08 (l)		1,425,000	1,395,719
5.244%, 7/26/10 (l)		800,000	736,377

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
5.125%, 8/27/12		$725,000	$648,467

			88,768,173

Diversified Financial Services (6.4%)
AES Ironwood LLC
8.857%, 11/30/25		6,262,177	6,857,084
AES Red Oak LLC,
Series A
8.540%, 11/30/19		1,627,333	1,741,246
Altra Industrial Motion, Inc.
9.000%, 12/1/11		3,500,000	3,552,500
9.000%, 12/1/11		2,000,000	2,030,000
Amadeus IT Group S.A.,
Term Loan
6.567%, 4/8/13 § (l)		2,000,000	2,762,301
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13^ §		9,275,000	8,718,500
C10 Capital SPV Ltd.
6.722%, 12/31/49 § (l)		1,000,000	920,360
Citigroup Capital XXI
8.300%, 12/21/57 (l)		1,725,000	1,801,229
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15^ §		2,000,000	2,000,000
9.750%, 4/1/17^ §		3,250,000	3,233,750
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance ULC
9.750%, 11/15/14		7,450,000	8,046,000
KAR Holdings, Inc.
10.000%, 5/1/15^ §		8,500,000	7,586,250
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		4,200,000	3,948,000
Leucadia National Corp.
8.125%, 9/15/15		8,900,000	8,900,000
7.125%, 3/15/17		500,000	462,500
LVB Acquisition Merger Sub, Inc.
10.000%, 10/15/17^ §		6,825,000	6,961,500
11.625%, 10/15/17^ §		8,275,000	8,150,875
(PIK)
10.375%, 10/15/17^ §		2,250,000	2,244,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, 4/1/15^ §		3,425,000	3,125,313
PNA Intermediate Holding Corp. (PIK)
11.869%, 2/15/13 § (l)		8,525,000	7,715,125
Rainbow National Services LLC
10.375%, 9/1/14 §		6,840,000	7,412,850
Santander Perpetual S.A. Unipersonal
6.671%, 12/31/49 § (l)		3,000,000	3,008,064
Smurfit Kappa Funding plc
7.750%, 4/1/15		350,000	332,500
Susser Holdings LLC
10.625%, 12/15/13		4,018,000	4,158,630
UBS Capital Jersey Ltd.
7.152%, 12/31/49 (l)	EUR	2,200,000	3,317,830
UBS Preferred Funding Trust V
6.243%, 5/29/49 (l)		$1,200,000	1,155,431
Universal City Development Partners Ltd.
11.750%, 4/1/10		6,570,000	6,799,950
Universal City Florida Holding Co. I/II
8.375%, 5/1/10^		4,150,000	4,170,750
9.661%, 5/1/10 (l)		2,600,000	2,600,000

			123,712,913

Insurance (0.5%)
American International Group, Inc.
5.850%, 1/16/18		1,625,000	1,635,640
HUB International Holdings, Inc.
9.000%, 12/15/14 §		3,250,000	2,900,625
10.250%, 6/15/15 §		5,000,000	4,250,000

			8,786,265

Real Estate Investment Trusts (REITs) (0.1%)
Ventas Realty LP/Ventas Capital Corp. (REIT)
9.000%, 5/1/12		1,200,000	1,290,000
7.125%, 6/1/15		1,000,000	1,010,000
6.750%, 4/1/17^		285,000	282,150

			2,582,150

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,275,000	1,230,375
6.500%, 2/1/17		450,000	407,250

			1,637,625

Thrifts & Mortgage Finance (0.2%)
Residential Capital LLC
7.625%, 11/21/08		2,225,000	1,768,875
Washington Mutual, Inc.
8.250%, 4/1/10		2,425,000	2,315,766

			4,084,641

Total Financials			255,586,381

Government Securities (6.9%)
Municipal Bonds (0.1%)
State of Texas
5.000%, 4/1/37		1,900,000	1,976,893

U.S. Government Agencies (6.1%)
Federal Home Loan Mortgage Corp.
5.500%, 1/15/38 TBA		3,000,000	2,993,436
Federal National Mortgage Association
5.000%, 1/25/38 TBA		19,500,000	19,024,688
5.500%, 1/25/38 TBA		75,816,000	75,721,230
5.000%, 2/25/38 TBA		19,000,000	18,525,000

			116,264,354

U.S. Treasuries (0.7%)
U.S. Treasury Notes
4.625%, 2/29/12^		13,000,000	13,641,875

Total Government Securities			131,883,122

Health Care (7.6%)
Biotechnology (0.4%)
Angiotech Pharmaceuticals, Inc.
8.874%, 12/1/13 (l)		6,300,000	5,985,000
Quintiles Transnational Corp.,
Term Loan
9.200%, 3/31/14 (l)		1,500,000	1,421,250

			7,406,250

Health Care Equipment & Supplies (1.6%)
Accellent, Inc.
10.500%, 12/1/13^		7,000,000	5,880,000
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		24,420,000	24,441,060

			30,321,060

Health Care Providers & Services (4.8%)
Community Health Systems, Inc.
8.875%, 7/15/15		13,535,000	13,788,781
DaVita, Inc.
7.250%, 3/15/15^		7,410,000	7,428,525
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14^		7,250,000	7,431,250
HCA, Inc.
6.750%, 7/15/13		6,555,000	5,833,950
7.190%, 11/15/15^		1,700,000	1,457,487
9.250%, 11/15/16		20,145,000	21,152,250

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
7.690%, 6/15/25^	$3,200,000	$2,649,283
(PIK)
9.625%, 11/15/16^	4,950,000	5,234,625
HealthSouth Corp.,
Term Loan
7.350%, 2/2/13 § (l)	7,587	7,230
7.750%, 2/2/13 § (l)	1,570,656	1,496,835
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	5,538,000	5,925,660
Surgical Care Affiliates, Inc.
10.000%, 7/15/17 §	1,400,000	1,274,000
(PIK)
8.875%, 7/15/15 §	1,950,000	1,774,500
Tenet Healthcare Corp.
7.375%, 2/1/13	2,950,000	2,581,250
U.S. Oncology Holdings, Inc. (PIK)
10.759%, 3/15/12	4,850,000	4,025,500
U.S. Oncology, Inc.
10.750%, 8/15/14^	10,000,000	9,875,000

		91,936,126

Pharmaceuticals (0.8%)
Argatroban Royalty Sub LLC
18.500%, 9/30/14	6,188,839	6,188,839
Elan Finance plc/ Elan Finance Corp.
8.875%, 12/1/13^	6,475,000	6,377,875
9.249%, 12/1/13 (l)	3,925,000	3,787,625

		16,354,339

Total Health Care		146,017,775

Industrials (6.8%)
Aerospace & Defense (0.6%)
Alion Science and Technology Corp.
10.250%, 2/1/15	8,000,000	6,820,000
L-3 Communications Corp.
7.625%, 6/15/12	3,030,000	3,101,963
TransDigm, Inc.
7.750%, 7/15/14	850,000	862,750

		10,784,713

Airlines (0.6%)
Calair LLC/Calair Capital Corp.
8.125%, 4/1/08^	7,000,000	7,000,000
Continental Airlines, Inc.,
Series 01-1
7.373%, 12/15/15	1,148,258	1,105,198
Delta Air Lines, Inc.
8.954%, 8/10/14 (b)	3,700,000	3,700,000
United Air Lines, Inc.,
Series 00-2
7.032%, 10/1/10	655,589	655,589

		12,460,787

Building Products (0.4%)
Builders FirstSource, Inc.
9.119%, 2/15/12 (l)	4,470,000	3,888,900
Nortek, Inc.
8.500%, 9/1/14^	5,940,000	4,752,000

		8,640,900

Commercial Services & Supplies (1.9%)
Allied Waste North America, Inc.
7.250%, 3/15/15	7,645,000	7,606,775
ARAMARK Services, Inc.
8.500%, 2/1/15^	12,275,000	12,428,437
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §	6,610,000	6,296,025
MSX International UK/MSX International Business Services Finance/MSX International GmbH
12.500%, 4/1/12 §	5,620,000	5,226,600
Sheridan Group, Inc.
10.250%, 8/15/11	4,125,000	4,125,000

		35,682,837

Construction & Engineering (0.4%)
Esco Corp.
8.625%, 12/15/13 §	7,250,000	7,250,000

Electrical Equipment (0.5%)
Legrand France S.A.
8.500%, 2/15/25^	3,000,000	3,490,044
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12^	5,500,000	5,280,000

		8,770,044

Industrial Conglomerates (0.9%)
Harland Clarke Holdings Corp.
9.619%, 5/15/15 (l)	8,845,000	7,407,688
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14^	5,500,000	5,445,000
11.750%, 8/1/16^	4,550,000	4,447,625

		17,300,313

Machinery (0.4%)
Actuant Corp.
6.875%, 6/15/17 §	1,850,000	1,831,500
Trimas Corp.
9.875%, 6/15/12^	6,250,000	6,093,750
Trinity Industries, Inc.
6.500%, 3/15/14	175,000	171,938

		8,097,188

Road & Rail (0.9%)
Hertz Corp.
8.875%, 1/1/14	8,095,000	8,206,306
Term B Loan
6.890%, 12/21/12 § (l)	679,776	664,809
6.920%, 12/21/12 § (l)	486,062	475,359
Term DD Loan
6.750%, 12/21/12 § (l)	69,296	67,770
Term Loan
4.910%, 12/21/12 § (l)	222,222	217,329
Kansas City Southern de Mexico S.A. de C.V
9.375%, 5/1/12^	2,250,000	2,356,875
United Rentals North America, Inc.
6.500%, 2/15/12	7,000,000	6,352,500

		18,340,948

Transportation Infrastructure (0.2%)
Saint Acquisition Corp.
12.619%, 5/15/15^ § (l)	4,000,000	2,065,000
12.500%, 5/15/17^ §	4,300,000	2,219,875

		4,284,875

Total Industrials		131,612,605

Information Technology (5.8%)
Communications Equipment (1.0%)
Nortel Networks Ltd.
9.493%, 7/15/11 § (l)	7,300,000	7,117,500
10.125%, 7/15/13 §	10,300,000	10,609,000
10.750%, 7/15/16 §	750,000	787,500

		18,514,000

Computers & Peripherals (0.2%)
Compucom Systems, Inc.
12.500%, 10/1/15 §	3,600,000	3,523,500

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)

Electronic Equipment & Instruments (1.4%)
Celestica, Inc.
7.875%, 7/1/11^		$9,710,000	$9,345,875
7.625%, 7/1/13		1,700,000	1,585,250
NXP B.V./ NXP Funding LLC
8.625%, 10/15/15	EUR	6,000,000	7,357,766
Sanmina-SCI Corp.
7.741%, 6/15/14 § (l)		$7,000,000	6,746,250
8.125%, 3/1/16^		3,375,000	2,991,094

			28,026,235

IT Services (1.6%)
First Data Corp.
9.875%, 9/24/15^ §		10,625,000	9,881,250
Iron Mountain, Inc.
8.625%, 4/1/13		4,253,000	4,306,163
SunGard Data Systems, Inc.
9.125%, 8/15/13^		10,925,000	11,116,187
10.250%, 8/15/15^		5,000,000	5,112,500

			30,416,100

Office Electronics (0.2%)
Xerox Capital Trust I
8.000%, 2/1/27^		3,100,000	3,096,082

Semiconductors & Semiconductor Equipment (1.4%)
Amkor Technologies, Inc.
7.750%, 5/15/13^		8,750,000	8,246,875
Freescale Semiconductor, Inc.
8.875%, 12/15/14		6,975,000	6,225,187
(PIK)
9.125%, 12/15/14^		7,850,000	6,672,500
Sensata Technologies B.V.
8.000%, 5/1/14^		6,975,000	6,556,500

			27,701,062

Total Information Technology			111,276,979

Materials (7.7%)
Chemicals (2.7%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	104,000
Chemtura Corp.
6.875%, 6/1/16		3,225,000	3,031,500
Hercules, Inc.
6.750%, 10/15/29		3,650,000	3,513,125
Huntsman LLC
11.625%, 10/15/10		1,550,000	1,643,000
11.500%, 7/15/12		1,843,000	2,008,870
Ineos Group Holdings plc
8.500%, 2/15/16^ §		13,325,000	11,859,250
Nalco Co.
7.750%, 11/15/11^		1,050,000	1,063,125
8.875%, 11/15/13^		3,750,000	3,909,375
Nova Chemicals Corp.
6.500%, 1/15/12		1,000,000	937,500
7.863%, 11/15/13^ (l)		5,704,000	5,333,240
Phibro Animal Health Corp.
13.000%, 8/1/14^ §		7,250,000	7,250,000
Reichhold Industries, Inc.
9.000%, 8/15/14 §		4,745,000	4,721,275
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^		4,680,000	4,633,200
SigmaKalon, Term A Loan
5.880%, 6/30/12 (b)(l)		868,020	1,256,398

			51,263,858

Containers & Packaging (2.3%)
Berry Plastics Holding Corp.
10.250%, 3/1/16		6,250,000	5,468,750
BPC Holding Corp.
8.875%, 9/15/14^		6,850,000	6,507,500
Cascades, Inc.
7.250%, 2/15/13		3,650,000	3,421,875
Crown Americas LLC/
Crown Americas Capital Corp.
7.625%, 11/15/13		800,000	818,000
7.750%, 11/15/15^		3,355,000	3,455,650
Graham Packaging Co., Inc.
8.500%, 10/15/12^		3,450,000	3,225,750
9.875%, 10/15/14^		6,000,000	5,520,000
Impress Holdings B.V.
8.368%, 9/15/13 § (l)		4,725,000	4,583,250
Jefferson Smurfit Corp.
8.250%, 10/1/12^		1,225,000	1,206,625
7.500%, 6/1/13^		2,900,000	2,776,750
Norampac, Inc.
6.750%, 6/1/13		1,675,000	1,528,437
Owens-Brockway Glass Container, Inc.
8.250%, 5/15/13		3,550,000	3,683,125
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08 † (b)(h)		729,508	11,855
Smurfit-Stone Container Enterprises, Inc.
8.375%, 7/1/12^		2,275,000	2,257,937

			44,465,504

Metals & Mining (1.1%)
Compass Minerals International, Inc., Series B
0.000%, 6/1/13^(e)		6,461,000	6,606,373
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15		1,325,000	1,404,500
8.375%, 4/1/17		6,525,000	6,998,062
Noranda Aluminium Acquisition Corp. (PIK)
8.738%, 5/15/15 § (l)		5,800,000	4,872,000
Novelis, Inc.
7.250%, 2/15/15		1,406,000	1,321,640

			21,202,575

Paper & Forest Products (1.6%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^		125,000	92,813
Abitibi-Consolidated, Inc.
8.550%, 8/1/10^		1,950,000	1,706,250
Georgia-Pacific Corp.
7.000%, 1/15/15^ §		1,680,000	1,633,800
7.125%, 1/15/17 §		1,500,000	1,458,750
8.000%, 1/15/24		8,100,000	7,533,000
7.375%, 12/1/25^		6,350,000	5,588,000
7.250%, 6/1/28		1,000,000	880,000
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	5,433,600
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	283,500
Verso Paper Holdings LLC/ Verson Paper, Inc.
9.125%, 8/1/14^		6,800,000	6,868,000

			31,477,713

Total Materials			148,409,650

Telecommunication Services (6.2%)
Diversified Telecommunication Services (4.6%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		2,650,000	2,656,625
8.375%, 1/15/14		3,375,000	3,290,625
Citizens Communications Co.
7.125%, 3/15/19		4,025,000	3,823,750
7.000%, 11/1/25		200,000	166,500
7.875%, 1/15/27		750,000	714,375

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount		Value (Note 1)
9.000%, 8/15/31		$3,315,000	$3,306,712
Hawaiian Telcom Communications, Inc.,
Series B
9.750%, 5/1/13^		4,925,000	4,888,062
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09		615,000	615,000
Level 3 Financing, Inc.
12.250%, 3/15/13		4,250,000	4,292,500
Nordic Telephone Co. Holdings ApS
6.330%, 11/30/14 §		729,576	1,041,788
6.580%, 11/30/14 §		873,529	1,253,303
8.250%, 5/1/16 §	EUR	3,500,000	5,168,347
8.875%, 5/1/16^ §		$200,000	205,000
Qwest Communications International, Inc.
8.369%, 2/15/09 (l)		666,000	666,000
7.500%, 2/15/14		12,400,000	12,369,000
Qwest Corp.
8.875%, 3/15/12		5,900,000	6,313,000
7.500%, 6/15/23^		1,000,000	957,500
Telcordia Technologies, Inc.
8.993%, 7/15/12 § (l)		10,650,000	9,505,125
10.000%, 3/15/13^ §		2,000,000	1,590,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		5,500,000	5,623,750
Virgin Media Finance plc
8.750%, 4/15/14^	EUR	1,000,000	1,429,154
9.125%, 8/15/16^		$4,000,000	3,960,000
West Corp.
9.500%, 10/15/14		5,475,000	5,365,500
11.000%, 10/15/16^		2,625,000	2,605,313
Wind Acquisition Finance S.A.
10.750%, 12/1/15 §		1,600,000	1,744,000
Windstream Regatta Holdings, Inc.
11.000%, 12/1/17 §		4,500,000	4,455,000

			88,005,929

Wireless Telecommunication Services (1.6%)
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%, 6/15/13		6,700,000	7,035,000
iPCS, Inc. (PIK)
8.161%, 5/1/14^		7,000,000	6,475,000
Rural Cellular Corp.
9.875%, 2/1/10		9,783,000	10,149,862
Stratos Global Corp.
9.875%, 2/15/13^		7,075,000	7,464,125

			31,123,987

Total Telecommunication Services			119,129,916

Utilities (6.8%)
Electric Utilities (2.3%)
Edison Mission Energy
7.000%, 5/15/17^		2,345,000	2,303,962
7.200%, 5/15/19		7,505,000	7,373,662
7.625%, 5/15/27		1,000,000	940,000
Midwest Generation LLC,
Series B
8.560%, 1/2/16		3,840,081	4,099,287
Mirant Americas Generation, Inc.
8.300%, 5/1/11^		6,670,000	6,686,675
Nevada Power Co.,
Class N
6.650%, 4/1/36		1,000,000	1,012,402
Series R
6.750%, 7/1/37		100,000	103,369
Reliant Energy, Inc.
7.625%, 6/15/14^		525,000	519,750
6.750%, 12/15/14		9,350,000	9,373,375
7.875%, 6/15/17^		960,000	950,400
Sierra Pacific Power Co.,
Series P
6.750%, 7/1/37		900,000	930,325
Sierra Pacific Resources
8.625%, 3/15/14^		2,200,000	2,350,770
Tenaska Alabama Partners LP
7.000%, 6/30/21^ §		3,103,798	3,097,783
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15^ §		4,350,000	4,306,500

			44,048,260

Gas Utilities (1.0%)
AmeriGas Partners LP
7.250%, 5/20/15^		5,250,000	5,145,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16^		3,825,000	3,710,250
SemGroup plc
8.750%, 11/15/15^ §		5,925,000	5,628,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13		4,525,000	4,389,250

			18,873,250

Independent Power Producers & Energy Traders (2.4%)
AES Corp.
8.750%, 5/15/13 §		75,000	78,281
8.000%, 10/15/17 §		1,235,000	1,262,788
Dynegy Holdings, Inc.
7.500%, 6/1/15		1,300,000	1,215,500
8.375%, 5/1/16		4,900,000	4,789,750
7.125%, 5/15/18^		1,700,000	1,504,500
7.750%, 6/1/19		300,000	276,750
Energy Future Holdings Corp.
10.875%, 11/1/17 §		7,200,000	7,236,000
Series C
6.375%, 1/1/08		6,000,000	5,999,843
NRG Energy, Inc.
7.250%, 2/1/14		4,775,000	4,655,625
7.375%, 2/1/16^		16,753,000	16,334,175
7.375%, 1/15/17		3,770,000	3,675,750

			47,028,962

Multi-Utilities (1.1%)
Dynegy-Roseton Danskammer,
Series A
7.270%, 11/8/10^		5,274,724	5,340,658
Series B
7.670%, 11/8/16		1,200,000	1,194,000
PSEG Energy Holdings LLC
8.500%, 6/15/11		9,205,000	9,592,650
Reliant Energy Mid-Atlantic Power Holdings LLC,
Series B
9.237%, 7/2/17		2,752,076	2,875,919
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 (b)(h)		2,420,170	2,395,969

			21,399,196

Total Utilities			131,349,668

Total Long-Term Debt Securities (95.1%)
(Cost $1,893,571,581)			1,829,420,258

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS:
Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Great Atlantic & Pacific Tea Co., Inc.
6.750%, 12/15/12	$5,000,000	$5,300,000

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35	625,000	731,250
2.500%, 5/15/37^	1,275,000	1,416,844

Total Energy		2,148,094

Financials (0.2%)
Capital Markets (0.2%)
Deutsche Bank AG/London
(Zero Coupon), 7/14/08 §	500,000	432,650
(Zero Coupon), 9/29/08 §	600,000	519,900
(Zero Coupon), 10/24/08 §	625,000	568,500
Morgan Stanley
3.350%, 10/1/12 §	2,500,000	2,387,575

		3,908,625

Real Estate Investment Trusts (REITs) (0.0%)
Ventas, Inc. (REIT)
3.875%, 11/15/11 §	600,000	653,250

Total Financials		4,561,875

Information Technology (0.2%)
Communications Equipment (0.1%)
Nortel Networks Corp.
1.750%, 4/15/12 §	350,000	281,312
2.125%, 4/15/14 §	1,725,000	1,336,875

		1,618,187

Semiconductors & Semiconductor Equipment (0.1%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15	1,650,000	1,173,563

Total Information Technology		2,791,750

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Qwest Communications International, Inc.
3.500%, 11/15/25	1,625,000	2,167,344

Total Telecommunication Services		2,167,344

Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,507,812

Total Utilities		2,507,812

Total Convertible Bonds (1.0%)
(Cost $19,927,344)		19,476,875

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.,
5.000%	14,800	1,748,250

Financials (0.1%)
Capital Markets (0.1%)
Vale Capital Ltd., 5.500%	32,400	2,069,550

Thrifts & Mortgage Finance (0.0%)
Fannie Mae, 5.375%	1	84,549
Washington Mutual Capital Trust 2001,
5.375%^	20,800	587,600

		672,149

Total Financials		2,741,699

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.,
6.750%	6,300	948,150

Total Convertible Preferred Stocks (0.3%)
(Cost $4,700,094)		5,438,099

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (3.6%)
DnB NOR Bank ASA
4.82%, 2/1/08 (n)(p)	$13,000,000	12,944,533
Skandinaviska Enskilda Banken AB
5.35%, 2/8/08 (n)(p)	27,400,000	27,242,163
4.77%, 3/20/08 (n)(p)	2,000,000	1,979,040
Swedbank Mortgage AB
5.04%, 1/24/08	4,400,000	4,385,268
UBS Finance (Delaware) LLC
4.00%, 1/2/08	22,600,000	22,594,978

Total Commercial Paper		69,145,982

Government Securities (2.0%)
Federal Home Loan Bank
4.23%, 1/4/08 (o)(p)	4,600,000	4,597,838
Federal Home Loan Mortgage Corp.
4.17%, 1/28/08 (o)(p)	1,700,000	1,694,498
Federal National Mortgage Association
4.28%, 1/11/08 (o)(p)	26,700,000	26,665,164
4.21%, 1/23/08 (o)(p)	4,500,000	4,487,925

Total Government Securities		37,445,425

Short-Term Investments of Cash Collateral for Securities Loaned (19.6%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	9,873,696	9,873,696
Banco Comercial Portugues S.A.
5.42%, 1/2/08	12,342,120	12,342,120
5.40%, 1/4/08	4,936,848	4,936,848
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	4,936,848	4,936,848
Banco Espirito Santo S.A.
4.94%, 1/15/08	14,810,544	14,810,544
5.30%, 1/18/08	3,291,232	3,291,232
Barclays plc/Seoul
5.27%, 1/22/08	4,114,040	4,114,040
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	3,620,355	3,620,355
Beta Finance, Inc.
4.37%, 1/31/08 (l)	658,246	658,246
4.37%, 3/10/08 (l)	1,645,538	1,645,538
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	4,114,040	4,114,040
4.94%, 1/31/08	16,456,160	16,456,160
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	7,898,957	7,898,957
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	4,936,848	4,936,848
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	3,853,704	3,853,704
Comerica Bank
5.05%, 3/16/09 (l)	1,645,492	1,645,492

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Credit Industriel et Commercial/London
5.26%, 1/16/08	$8,228,080	$8,228,080
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	72,906,709	72,906,709
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	4,278,602	4,278,602
Depfa Bank plc
4.87%, 1/7/08	6,526,896	6,526,896
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	1,645,616	1,645,616
Fifth Third Bancorp
4.91%, 8/22/08 (l)	493,680	493,680
First Tennessee Bank
5.06%, 8/15/08 (l)	14,809,911	14,809,911
General Electric Capital Corp.
4.40%, 3/12/10 (l)	658,246	658,246
Glitnir banki hf
5.09%, 1/15/08 (l)	6,582,464	6,582,464
5.09%, 1/15/08 (l)	1,645,616	1,645,616
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	3,291,232	3,291,232
4.41%, 3/27/09 (l)	493,685	493,685
4.41%, 3/27/09	4,114,040	4,114,040
Hartford Life, Inc.
5.36%, 12/31/08 (l)	1,316,493	1,316,493
HBOS Treasury Services plc
5.20%, 3/11/08	2,468,424	2,468,424
ING Bank N.V./Amsterdam
4.87%, 1/7/08	8,228,080	8,228,080
IXIS Corporate & Investment Bank
4.91%, 2/15/08	4,114,040	4,114,040
K2 (USA) LLC
4.37%, 5/29/09 (l)	6,579,753	6,579,753
4.37%, 6/18/09 (l)	8,224,383	8,224,383
KBC Groep N.V./London
5.08%, 1/22/08	2,468,424	2,468,424
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	9,873,503	9,873,503
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	4,114,040	4,114,040
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	575,966	575,966
5.08%, 8/21/09 (l)	4,113,993	4,113,993
Links Finance LLC
4.37%, 6/25/09 (l)	2,467,500	2,467,500
MBIA Global Funding LLC
4.37%, 3/30/09	4,114,040	4,114,040
Monumental Global Funding II
4.36%, 4/25/08 (l)	3,949,478	3,949,478
4.43%, 5/26/10 (l)	7,734,395	7,734,395
Morgan Stanley
5.40%, 2/9/09 (l)	12,775,452	12,775,452
4.65%, 5/7/09 (l)	8,228,080	8,228,080
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	4,936,848	4,936,848
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	12,342,120	12,342,120
Pricoa Global Funding I
4.40%, 6/25/10 (l)	4,935,615	4,935,615
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	8,228,080	8,228,080
Rheingold Securitization Ltd.
5.35%, 1/7/08	4,013,822	4,013,822
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	8,228,080	8,228,080
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	16,456,160	16,456,160

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	$1,645,616	$1,645,616

Total Short-Term Investments of Cash Collateral for Securities Loaned		376,941,830

Time Deposit (2.4%)
JPMorgan Chase Nassau
3.51%, 1/2/08	46,236,311	46,236,311

Total Short-Term Investments (27.6%)
(Cost/Amortized Cost $529,799,908)		529,769,548

Total Investments (124.0%)
(Cost/Amortized Cost $2,447,998,927)		2,384,104,780
Other Assets Less Liabilities (-24.0%)		(461,514,761)

Net Assets (100%)		$1,922,590,019

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $11,855 or 0.00% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2007, the market value of these securities amounted to $364,272,366 or 18.95% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2007.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CAD	—	Canadian Dollar
EUR	—	European Currency Unit
GBP	—	British Pound
PIK	—	Payment-in-Kind Security
TBA	—	Security is subject to delayed delivery.

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

At December 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/07	Unrealized Appreciation/ (Depreciation)
British Pound 90-Day Sterling	160	March-09	$37,462,268	$37,912,967	$450,699
90-Day EURODollar	128	March-08	30,616,000	30,644,800	28,800
90-Day EURODollar	165	June-08	39,604,500	39,705,188	100,688
90-Day EURODollar	200	March-09	47,787,500	48,315,000	527,500
90-Day EURODollar	39	December-09	9,292,238	9,377,550	85,312
3 Month EURO EURIBOR	100	March-09	34,979,502	35,014,270	34,768

					$1,227,767

Sales
EURODollar	188	December-08	$45,148,200	$45,416,100	(267,900)

					$959,867

At December 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 1/24/08	5,000	$6,890,000	$7,313,050	$423,050

Foreign Currency Sell Contracts
British Pound, expiring 1/31/08	67	$135,271	$133,264	$2,007
British Pound, expiring 4/7/08	4,935	10,110,088	9,798,251	311,837
Canadian Dollar, expiring 4/7/08	3,810	3,814,196	3,863,075	(48,879)
European Union, expiring 1/17/08	18,362	26,931,729	26,853,017	78,712
European Union, expiring 1/17/08	200	287,263	292,484	(5,221)
European Union, expiring 1/24/08	13,675	18,731,400	20,001,192	(1,269,792)
European Union, expiring 1/24/08	1,000	1,369,010	1,462,610	(93,600)
European Union, expiring 1/24/08	3,025	4,282,039	4,425,609	(143,570)
European Union, expiring 4/7/08	5,375	7,914,258	7,863,685	50,573

				$(1,117,933)

				$(694,883)

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,095,511,674
Long-term U.S. Treasury securities	12,964,453

$2,108,476,127

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,990,257,196

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,746,402
Aggregate gross unrealized depreciation	(81,930,281)

Net unrealized depreciation	$(65,183,879)

Federal income tax cost of investments	$2,449,288,659

At December 31, 2007, the Portfolio had loaned securities with a total value of $369,438,432. This was secured by collateral of $376,941,830 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $4,228,763 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $286,350,649 of which $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (2.7%)
BHP Billiton Ltd.^	915,434	$32,264,404
CSL Ltd.	465,795	14,870,924
Macquarie Airports Ltd.	1,561,573	5,553,114
Macquarie Group Ltd.^	83,410	5,580,747
Macquarie Infrastructure Group^	694,218	1,846,961
National Australia Bank Ltd.^	297,121	9,858,923
Rio Tinto Ltd.^	28,563	3,359,431
Suncorp-Metway Ltd.^	402,300	5,976,813
Zinifex Ltd.	432,400	4,707,893

		84,019,210

Austria (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	166,212	11,785,997
voestalpine AG	115,100	8,321,543

		20,107,540

Belgium (0.8%)
Dexia S.A.	191,615	4,826,997
Fortis (London International Exchange)	315,809	8,348,052
Fortis (virt-x-Exchange)	443,832	11,686,771

		24,861,820

Brazil (4.6%)
All America Latina Logistica S.A.	464,909	6,017,699
Bovespa Holding S.A.	1,074,400	20,703,326
Cia Vale do Rio Doce (ADR)	444,012	14,505,872
Gafisa S.A.	585,244	10,912,499
Petroleo Brasileiro S.A. (ADR) (New York Exchange)	168,368	19,402,728
Petroleo Brasileiro S.A. (ADR) (Mexico Exchange)	379,727	43,759,739
Redecard S.A.	642,800	10,400,360
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	115,538	16,133,726

		141,835,949

Canada (3.0%)
Bombardier, Inc., Class B*	497,200	3,002,495
Canadian Imperial Bank of Commerce^	46,800	3,345,397
Fairfax Financial Holdings Ltd.^	9,200	2,675,313
Gerdau Ameristeel Corp.	391,200	5,592,818
HudBay Minerals, Inc.*	103,400	2,042,961
Husky Energy, Inc.^	111,600	5,042,043
ING Canada, Inc.	94,900	3,809,654
Inmet Mining Corp.	29,200	2,383,160
Nexen, Inc.	128,017	4,163,682
Onex Corp.	104,000	3,687,076
Petro-Canada	58,500	3,156,315
Potash Corp. of Saskatchewan, Inc.	130,210	18,745,032
Research In Motion Ltd.*	237,825	26,969,355
Rogers Communications, Inc., Class B	99,639	4,542,032
Teck Cominco Ltd., Class B^	108,600	3,898,574

		93,055,907

China (0.2%)
Baidu.com (Sponsored ADR)*	14,267	5,569,694

Denmark (0.2%)
Carlsberg A/S, Class B^	43,300	5,238,400

Egypt (0.1%)
Orascom Construction Industries SAE (GDR)	9,332	1,936,015

Finland (1.5%)
Nokia Oyj	950,255	36,844,775
Stora Enso Oyj, Class R^	572,400	8,569,625

		45,414,400

France (12.9%)
Accor S.A.^	401,425	32,103,617
Air France-KLM	121,600	4,275,736
Alstom S.A.	50,974	10,955,401
BNP Paribas S.A.^	268,838	29,172,512
Cie de Saint-Gobain S.A.^	86,126	8,120,614
Cie Generale de Geophysique-Veritas*	38,581	10,999,433
Compagnie Generale des Etablissements Michelin, Class B	79,900	9,170,197
Credit Agricole S.A.^	309,152	10,427,540
Electricite de France	279,637	33,312,550
France Telecom S.A.	227,100	8,174,617
Groupe Danone S.A.	196,130	17,606,565
Imerys S.A.^	60,001	4,933,624
J.C. Decaux S.A.^	412,689	16,230,705
Lafarge S.A.^	84,205	15,327,434
Lagardere SCA^	113,500	8,511,200
Pernod-Ricard S.A.	57,050	13,187,113
PPR S.A.	137,864	22,172,047
Renault S.A.^	132,000	18,722,018
Sanofi-Aventis S.A.^	294,391	27,107,496
Societe Generale^	78,335	11,330,422
Total S.A.^	693,632	57,632,704
Veolia Environnement^	318,750	29,103,476

		398,577,021

Germany (9.9%)
Allianz SE (Registered)	93,700	20,268,275
BASF AG	191,086	28,331,650
Continental AG	373,004	48,530,741
Daimler AG	221,473	21,533,006
Deutsche Bank AG (Registered)^	104,300	13,632,768
Deutsche Lufthansa AG (Registered)	260,900	6,949,998
Deutsche Post AG (Registered)	306,976	10,551,623
Deutsche Telekom AG (Registered)	290,500	6,379,377
E.ON AG	240,021	51,090,836
Fresenius Medical Care AG & Co. KGaA	58,500	3,138,093
GEA Group AG*^	223,193	7,766,400
Linde AG	79,043	10,452,838
MTU Aero Engines Holdings AG	106,152	6,207,981
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	78,800	15,315,956
RWE AG	97,390	13,669,349
SAP AG	180,800	9,391,952
Siemens AG (Registered)	134,342	21,381,706
Symrise AG*	257,120	7,247,782
TUI AG*^	145,200	4,061,101

		305,901,432

Greece (0.2%)
Public Power Corp. S.A.	102,046	5,371,069

Hong Kong (2.0%)
China Merchants Holdings International Co., Ltd.^	844,000	5,249,699
China Mobile Ltd.	610,000	10,788,083
CNOOC Ltd.	6,695,100	11,402,638
Esprit Holdings Ltd.	1,374,100	20,442,147
Li & Fung Ltd.	760,000	3,070,254

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

Orient Overseas
International Ltd.^	174,000	$1,287,583
Shangri-La Asia Ltd.	3,628,973	11,402,498

		63,642,902

India (0.6%)
ICICI Bank Ltd. (ADR)	314,744	19,356,756

Italy (2.6%)
Banco Popolare S.c.a.r.l.*	163,500	3,623,925
Buzzi Unicem S.p.A.	158,000	4,372,904
ENI S.p.A.	1,104,771	40,461,522
Fondiaria-Sai S.p.A.	125,271	5,164,900
Fondiaria-Sai S.p.A. (RNC)	14,200	401,312
Intesa Sanpaolo S.p.A.	1,424,000	11,263,399
Italcementi S.p.A.^	157,800	3,375,309
UniCredito Italiano S.p.A.	1,335,200	11,088,094

		79,751,365

Japan (15.8%)
Aisin Seiki Co., Ltd.	200,700	8,371,857
Alps Electric Co., Ltd.^	341,600	4,430,725
Astellas Pharma, Inc.	148,400	6,469,212
Canon, Inc.	304,500	14,173,567
Chuo Mitsui Trust Holdings, Inc.^	1,360,000	10,432,977
Daikin Industries Ltd.^	356,764	19,991,430
Dainippon Ink and Chemicals, Inc.^	895,000	4,486,416
East Japan Railway Co.	1,708	14,096,370
EDION Corp.^	122,000	1,326,858
Fujitsu Ltd.	2,104,000	14,181,730
Hirose Electric Co., Ltd.^	28,100	3,249,805
Honda Motor Co., Ltd.	524,800	17,616,256
Isuzu Motors Ltd.^	1,326,000	6,029,700
ITOCHU Corp.	631,000	6,167,945
Japan Tobacco, Inc.	1,757	10,505,984
JFE Holdings, Inc.	239,100	12,113,915
Komatsu Ltd. .	230,200	6,264,226
Kyushu Electric Power Co., Inc	205,700	5,063,555
Leopalace21 Corp .	66,200	1,783,664
Marubeni Corp.	2,057,000	14,601,450
Mitsubishi Chemical Holdings Corp.^	767,000	5,890,758
Mitsubishi Corp.	764,300	20,935,040
Mitsubishi UFJ Financial Group, Inc	2,411,000	22,596,043
Mitsui & Co., Ltd.	467,000	9,886,363
Mitsui Chemicals, Inc.	513,000	3,370,559
Mitsui Fudosan Co., Ltd.	444,000	9,657,790
Mitsui O.S.K. Lines Ltd.^	687,000	8,769,297
Mizuho Financial Group, Inc.	859	4,106,038
Nidec Corp.^	120,600	8,938,531
Nintendo Co., Ltd.	46,900	28,085,843
Nippon Mining Holdings, Inc.	753,500	4,829,307
Nippon Steel Corp.	869,000	5,382,876
Nippon Telegraph & Telephone Corp.	1,964	9,827,472
Nippon Yusen KK^	438,000	3,481,574
Nissan Motor Co., Ltd.	2,144,900	23,615,692
Nitto Denko Corp.	77,600	4,112,178
Nomura Holdings, Inc.	583,400	9,896,102
ORIX Corp.	39,000	6,664,369
Seven & I Holdings Co., Ltd.	147,900	4,315,929
Sharp Corp.^	485,000	8,726,223
Shin-Etsu Chemical Co., Ltd.	129,700	8,150,150
SMC Corp.	49,500	5,901,983
Sony Corp.^	293,200	16,272,121
Sumitomo Corp.	522,000	7,415,423
Sumitomo Mitsui Financial Group, Inc.	2,891	21,660,180
Tokyo Electric Power Co., Inc.	444,500	11,498,948
Toshiba Corp.^	1,311,000	9,822,378
Toyota Motor Corp.	216,500	11,705,321
Yamada Denki Co., Ltd.	113,300	12,951,179

		489,823,309

Luxembourg (0.5%)
ArcelorMittal^	210,851	16,397,131

Mexico (1.6%)
America Movil S.A.B. de C.V., Series L (ADR)	321,391	19,730,194
Fomento Economico Mexicano S.A.B. de C.V. (Sponsored ADR)	282,020	10,764,703
Grupo Televisa S.A. (Sponsored ADR)	872,585	20,741,345

		51,236,242

Netherlands (3.8%)
Heineken N.V.	276,900	17,902,097
ING Groep N.V. (CVA)	898,820	35,152,704
Koninklijke Ahold N.V.*	602,720	8,397,901
Koninklijke Philips Electronics N.V.	225,732	9,742,529
Reed Elsevier N.V.^	380,122	7,586,088
Royal Dutch Shell plc, Class A	523,000	21,983,749
Royal Dutch Shell plc, Class B	71,028	2,955,016
Wolters Kluwer N.V.	415,276	13,648,828

		117,368,912

Norway (0.2%)
StatoilHydro ASA	166,300	5,175,963

Singapore (0.3%)
CapitaLand Ltd.	1,948,000	8,485,158

Neptune Orient Lines Ltd.^	378,000	1,026,767

		9,511,925

South Africa (0.6%)
MTN Group Ltd.	1,051,712	19,706,664

South Korea (0.7%)
Samsung Electronics Co., Ltd.	36,010	21,389,413

Spain (1.3%)
Banco Bilbao Vizcaya Argentaria S.A.	449,700	11,019,430
Banco Santander S.A.	417,400	9,025,740
Inditex S.A.^	144,572	8,881,830
Repsol YPF S.A.^	293,700	10,468,872

		39,395,872

Sweden (0.4%)
Nordea Bank AB	328,000	5,480,876
Svenska Cellulosa AB, Class B	328,500	5,819,602

		11,300,478

Switzerland (10.3%)
ABB Ltd. (Registered)	1,115,412	32,137,737
Actelion Ltd. (Registered)*^	242,517	11,149,591
Adecco S.A. (Registered)	162,720	8,803,250
Credit Suisse Group (Registered)	507,461	30,524,307
Holcim Ltd. (Registered)	406,828	43,588,073
Julius Baer Holding AG (Registered)	245,594	20,304,375
Lonza Group AG (Registered)	196,421	23,838,047
Nestle S.A. (Registered)	118,626	54,485,289
Novartis AG (Registered)	388,141	21,290,073

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Roche Holding AG	168,085	$29,039,815
UBS AG (Registered)	348,208	16,116,327
Xstrata plc	199,880	14,124,780
Zurich Financial Services AG (Registered)	49,585	14,562,569

		319,964,233

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	877,410	8,739,004

United Kingdom (17.4%)
Associated British Foods plc	453,300	8,116,539
AstraZeneca plc	265,500	11,436,833
Aviva plc	649,781	8,704,946
BAE Systems plc	1,088,600	10,791,496
Barclays plc	2,400,344	24,081,749
BG Group plc	649,362	14,865,130
BHP Billiton plc	344,200	10,592,643
BP plc	513,200	6,282,692
British American Tobacco plc	222,100	8,687,506
British Land Co. plc (REIT)	255,331	4,803,075
British Sky Broadcasting Group plc	2,444,443	30,119,972
Burberry Group plc	674,687	7,648,567
Centrica plc	601,262	4,293,779
GlaxoSmithKline plc	1,256,629	31,993,490
Greene King plc	11,029	175,635
HBOS plc	1,078,360	15,777,388
Home Retail Group plc	750,200	4,898,182
HSBC Holdings plc^	1,452,000	24,524,636
ICAP plc	930,399	13,455,160
ITV plc	2,094,710	3,560,949
Johnson Matthey plc	161,955	6,064,111
Kazakhmys plc	269,400	7,352,229
Kingfisher plc	1,138,396	3,299,429
Man Group plc	2,162,460	24,493,129
Marston’s plc	324,000	2,136,411
Mitchells & Butlers plc	244,882	2,066,839
Reckitt Benckiser Group plc	228,185	13,236,118
Rio Tinto plc	354,336	37,502,994
Royal & Sun Alliance Insurance Group	968,892	2,858,298
Royal Bank of Scotland Group plc	1,670,198	14,761,651
Schroders plc	144,287	3,739,574
Smith & Nephew plc	622,641	7,188,689
Standard Chartered plc	504,904	18,533,341
Taylor Wimpey plc	461,860	1,868,637
Tesco plc	7,071,357	67,178,871
Trinity Mirror plc	430,300	2,985,095
Vodafone Group plc	14,095,543	52,694,028
Wm. Morrison Supermarkets plc	1,153,584	7,394,164
Wolseley plc	567,266	8,378,662
WPP Group plc	931,764	12,000,358

		540,542,995

United States (0.9%)
Las Vegas Sands Corp.*	169,518	17,468,830
Schlumberger Ltd.	116,323	11,442,693

		28,911,523

Total Common Stocks (96.0%)
(Cost $2,537,720,713)		2,974,103,144

	Principal Amount

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.3%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$7,572,782	$7,572,782
Banco Comercial Portugues S.A.
5.42%, 1/2/08	9,465,978	9,465,978
5.40%, 1/4/08	3,786,391	3,786,391
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	631,065	631,065
5.19%, 4/23/09 (l)	3,155,326	3,155,326
Banco Espirito Santo S.A.
4.94%, 1/15/08	11,359,174	11,359,174
5.30%, 1/18/08	2,524,261	2,524,261
Barclays plc/Seoul
5.27%, 1/22/08	3,155,326	3,155,326
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	252,426	252,426
5.18%, 3/12/10 (l)	2,524,261	2,524,261
Beta Finance, Inc.
4.37%, 1/31/08 (l)	504,852	504,852
4.37%, 3/10/08 (l)	1,262,070	1,262,070
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	3,155,326	3,155,326
4.94%, 1/31/08	12,621,304	12,621,304
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	1,009,704	1,009,704
5.23%, 6/18/08 (l)	5,048,522	5,048,522
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	3,786,391	3,786,391
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	2,955,657	2,955,657
Comerica Bank
5.05%, 3/16/09 (l)	1,262,036	1,262,036
Credit Industriel et Commercial/London
5.26%, 1/16/08	6,310,652	6,310,652
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	55,916,919	55,916,919
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	3,281,539	3,281,539
Depfa Bank plc
4.87%, 1/7/08	5,005,903	5,005,903
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	1,262,130	1,262,130
Fifth Third Bancorp
4.91%, 8/22/08 (l)	378,636	378,636
First Tennessee Bank
5.06%, 8/15/08 (l)	11,358,688	11,358,688
General Electric Capital Corp.
4.40%, 3/12/10 (l)	504,852	504,852
Glitnir banki hf
5.09%, 1/15/08 (l)	5,048,522	5,048,522
5.09%, 1/15/08 (l)	1,262,130	1,262,130
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	2,524,261	2,524,261
4.41%, 3/27/09 (l)	3,155,326	3,155,326
4.41%, 3/27/09 (l)	378,639	378,639
Hartford Life, Inc.
5.36%, 12/31/08 (l)	1,009,704	1,009,704
HBOS Treasury Services plc
5.20%, 3/11/08	1,893,196	1,893,196
ING Bank N.V./Amsterdam
4.87%, 1/7/08	6,310,652	6,310,652

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

	Principal Amount	Value (Note 1)
IXIS Corporate & Investment Bank
4.91%, 2/15/08	$3,155,326	$3,155,326
K2 (USA) LLC
4.37%, 5/29/09 (l)	5,046,442	5,046,442
4.37%, 6/18/09 (l)	6,307,816	6,307,816
KBC Groep N.V./London
5.08%, 1/22/08	1,893,196	1,893,196
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	7,572,634	7,572,634
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	3,155,326	3,155,326
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	441,746	441,746
5.08%, 8/21/09 (l)	3,155,290	3,155,290
Links Finance LLC
4.37%, 6/25/09 (l)	1,892,487	1,892,487
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	3,155,326	3,155,326
Monumental Global Funding II
4.36%, 4/25/08 (l)	3,029,113	3,029,113
4.43%, 5/26/10 (l)	5,932,013	5,932,013
Morgan Stanley
5.40%, 2/9/09 (l)	9,798,329	9,798,329
4.65%, 5/7/09 (l)	6,310,652	6,310,652
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	3,786,391	3,786,391
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	9,465,978	9,465,978
Pricoa Global Funding I
4.40%, 6/25/10 (l)	3,785,445	3,785,445
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	6,310,652	6,310,652
Rheingold Securitization Ltd.
5.35%, 1/7/08	3,078,462	3,078,462
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	6,310,652	6,310,652
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	12,621,305	12,621,305
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	1,262,130	1,262,130

Total Short-Term Investments of Cash Collateral for Securities Loaned		289,101,312

Time Deposit (2.9%)
JPMorgan Chase Nassau
3.51%, 1/2/08	88,370,352	88,370,352

Total Short-Term Investments (12.2%)
(Amortized Cost $377,471,664)		377,471,664

Total Investments (108.2%)
(Cost/Amortized Cost $2,915,192,377)		3,351,574,808
Other Assets Less Liabilities (-8.2%)		(252,672,461)

Net Assets (100%)		$3,098,902,347

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares

At December 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/07	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	154	March-08	$9,853,139	$9,985,655	$132,516

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,854,578,542
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,183,729,679

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$523,046,806
Aggregate gross unrealized depreciation	(90,408,363)

Net unrealized appreciation	$432,638,443

Federal income tax cost of investments	$2,918,936,365

At December 31, 2007, the Portfolio had loaned securities with a total value of $274,006,831. This was secured by collateral of $289,101,312 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2007, the Portfolio incurred approximately $404 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.4%)
Autoliv, Inc.	18,200	$959,322
BorgWarner, Inc.	22,000	1,065,020
Lear Corp.*^	24,600	680,436
Magna International, Inc., Class A	12,800	1,029,504

		3,734,282

Automobiles (0.3%)
Daimler AG	17,000	1,625,710
General Motors Corp.	83,900	2,088,271

		3,713,981

Hotels, Restaurants & Leisure (1.3%)
Las Vegas Sands Corp.*	65,595	6,759,565
McDonald’s Corp.	54,800	3,228,268
Melco PBL Entertainment Macau Ltd. (ADR)*^	313,010	3,618,395

		13,606,228

Household Durables (0.6%)
Black & Decker Corp.	16,600	1,156,190
Centex Corp.	29,200	737,592
KB Home^	28,100	606,960
Pulte Homes, Inc.^	70,400	742,016
Sony Corp. (ADR)	62,220	3,378,546

		6,621,304

Internet & Catalog Retail (0.9%)
Liberty Media Corp., Interactive, Class A*	476,115	9,084,274

Leisure Equipment & Products (0.1%)
Brunswick Corp.	29,300	499,565
Mattel, Inc.	25,500	485,520

		985,085

Media (3.6%)
CBS Corp., Class B	59,000	1,607,750
Comcast Corp., Class A*	25,300	461,978
Comcast Corp., Special Class A*	758,247	13,739,436
DIRECTV Group, Inc.*	473,000	10,935,760
Gannett Co., Inc.	46,000	1,794,000
Idearc, Inc.^	54,400	955,264
Interpublic Group of Cos., Inc.*^	66,100	536,071
Time Warner, Inc.	124,300	2,052,193
Viacom, Inc., Class B*	61,300	2,692,296
Walt Disney Co.	94,700	3,056,916

		37,831,664

Multiline Retail (1.3%)
Dillard’s, Inc., Class A^	18,500	347,430
Dollar Tree Stores, Inc.*^	28,900	749,088
Family Dollar Stores, Inc.	28,300	544,209
Macy’s, Inc.	61,600	1,593,592
Nordstrom, Inc.^	259,700	9,538,781
Target Corp.	21,500	1,075,000

		13,848,100

Specialty Retail (1.5%)
Gap, Inc.	76,300	1,623,664
Home Depot, Inc.	93,000	2,505,420
Limited Brands, Inc.	4,400	83,292
Lowe’s Cos., Inc.	87,700	1,983,774
Office Depot, Inc.*^	424,913	5,910,540
Sherwin-Williams Co.^	7,700	446,908
Staples, Inc.	154,700	3,568,929

		16,122,527

Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.	73,200	1,170,468
NIKE, Inc., Class B	125,310	8,049,914
VF Corp.	16,600	1,139,756

		10,360,138

Total Consumer Discretionary		115,907,583

Consumer Staples (8.0%)
Beverages (0.6%)
Coca-Cola Co.	19,600	1,202,852
Molson Coors Brewing Co., Class B	13,200	681,384
PepsiCo, Inc.	59,300	4,500,870

		6,385,106

Food & Staples Retailing (2.2%)
CVS Caremark Corp.	194,783	7,742,624
Kroger Co.	38,000	1,014,980
Rite Aid Corp.*^	2,485,400	6,934,266
Safeway, Inc.	47,700	1,631,817
SUPERVALU, Inc.	52,000	1,951,040
Wal-Mart Stores, Inc.	81,400	3,868,942

		23,143,669

Food Products (1.7%)
Cadbury Schweppes plc (ADR)^	59,595	2,942,205
General Mills, Inc.	24,800	1,413,600
Kellogg Co.	26,100	1,368,423
Kraft Foods, Inc., Class A	277,100	9,041,773
Sara Lee Corp.	112,400	1,805,144
Tyson Foods, Inc., Class A	72,200	1,106,826

		17,677,971

Household Products (0.9%)
Colgate-Palmolive Co.	22,900	1,785,284
Kimberly-Clark Corp.	23,700	1,643,358
Procter & Gamble Co.	93,100	6,835,402

		10,264,044

Personal Products (0.7%)
Avon Products, Inc.	185,945	7,350,406

Tobacco (1.9%)
Altria Group, Inc.	265,015	20,029,834

Total Consumer Staples		84,851,030

Energy (7.9%)
Energy Equipment & Services (0.0%)
Schlumberger Ltd.^	3,200	314,784

Oil, Gas & Consumable Fuels (7.9%)
Apache Corp.	134,600	14,474,884
BP plc (ADR)	21,100	1,543,887
Chevron Corp.	71,300	6,654,429
ConocoPhillips	273,700	24,167,710
EOG Resources, Inc.	61,300	5,471,025
Exxon Mobil Corp.	110,200	10,324,638
Gazprom OAO (Sponsored ADR)	156,800	8,890,560
Marathon Oil Corp.	46,600	2,836,076
Royal Dutch Shell plc (ADR)	20,700	1,742,940
Total S.A. (Sponsored ADR)	22,600	1,866,760
Valero Energy Corp.	77,115	5,400,364

		83,373,273

Total Energy		83,688,057

Financials (14.8%)
Capital Markets (3.6%)
Deutsche Bank AG (Registered)	10,700	1,384,687
Goldman Sachs Group, Inc.	78,875	16,962,069
Janus Capital Group, Inc.^	31,900	1,047,915
Merrill Lynch & Co., Inc.	32,300	1,733,864
Morgan Stanley	57,900	3,075,069
optionsXpress Holdings, Inc.^	117,775	3,983,150
UBS AG (Registered)	216,300	9,949,800

		38,136,554

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Commercial Banks (1.4%)
Comerica, Inc.	26,600	$1,157,898
Fifth Third Bancorp	47,200	1,186,136
KeyCorp	7,975	187,014
National City Corp.^	49,200	809,832
SunTrust Banks, Inc.	7,000	437,430
U.S. Bancorp	62,900	1,996,446
Wachovia Corp.	203,457	7,737,470
Wells Fargo & Co.	32,200	972,118

		14,484,344

Consumer Finance (1.2%)
American Express Co.	231,610	12,048,352
Discover Financial Services	46,500	701,220

		12,749,572

Diversified Financial Services (1.9%)
Bank of America Corp.	125,600	5,182,256
CIT Group, Inc.	36,800	884,304
Citigroup, Inc.	32,800	965,632
CME Group, Inc.	11,205	7,686,630
JPMorgan Chase & Co.	122,000	5,325,300

		20,044,122

Insurance (4.8%)
ACE Ltd.	39,000	2,409,420
Aflac, Inc.	5,000	313,150
Allstate Corp.	243,200	12,702,336
Ambac Financial Group, Inc.^	26,100	672,597
American International Group, Inc.	247,500	14,429,250
Aon Corp.	39,500	1,883,755
Chubb Corp.	30,800	1,681,064
Everest Reinsurance Group Ltd.	8,100	813,240
Fidelity National Financial, Inc., Class A^	28,600	417,846
Genworth Financial, Inc., Class A	73,300	1,865,485
Hartford Financial Services Group, Inc.	15,500	1,351,445
MBIA, Inc.^	22,400	417,312
MetLife, Inc.	44,500	2,742,090
Old Republic International Corp.	76,600	1,180,406
PartnerReinsurance Ltd.	900	74,277
Prudential Financial, Inc.	7,600	707,104
RenaissanceReinsurance Holdings Ltd.	11,800	710,832
Torchmark Corp.	16,100	974,533
Travelers Cos., Inc.	42,800	2,302,640
Unum Group	84,000	1,998,360
XL Capital Ltd., Class A	17,800	895,518

		50,542,660

Thrifts & Mortgage Finance (1.9%)
Fannie Mae	259,405	10,371,012
Freddie Mac	266,820	9,090,557
Washington Mutual, Inc.^	53,500	728,135

		20,189,704

Total Financials		156,146,956

Health Care (12.2%)
Biotechnology (4.0%)
Celgene Corp.*^	112,110	5,180,603
Genentech, Inc.*	310,655	20,835,631
Gilead Sciences, Inc.*	266,295	12,252,233
OSI Pharmaceuticals, Inc.*^	90,040	4,367,840

		42,636,307

Health Care Equipment & Supplies (1.5%)
Alcon, Inc.	35,659	5,100,664
Covidien Ltd.	20,125	891,336
Varian Medical Systems, Inc.*	178,600	9,315,776

		15,307,776

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	32,600	1,462,762
Cardinal Health, Inc.	15,900	918,225
Coventry Health Care, Inc.*	150,025	8,888,981
McKesson Corp.	28,100	1,840,831
UnitedHealth Group, Inc.	6,700	389,940
WellPoint, Inc.*	147,279	12,920,787

		26,421,526

Health Care Technology (0.4%)
Eclipsys Corp.*^	187,024	4,733,577

Pharmaceuticals (3.8%)
Abbott Laboratories	6,300	353,745
Eli Lilly & Co.	53,600	2,861,704
Johnson & Johnson	38,875	2,592,963
Merck & Co., Inc.	205,240	11,926,496
Pfizer, Inc.	236,800	5,382,464
Roche Holding AG	32,700	5,649,534
Teva Pharmaceutical Industries Ltd. (ADR)^	206,900	9,616,712
Wyeth	35,500	1,568,745

		39,952,363

Total Health Care		129,051,549

Industrials (7.1%)
Aerospace & Defense (1.2%)
Boeing Co.	112,940	9,877,732
Lockheed Martin Corp.	11,800	1,242,068
Northrop Grumman Corp.	21,700	1,706,488

		12,826,288

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	600	42,432

Airlines (0.3%)
JetBlue Airways Corp.*^	535,100	3,157,090

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	120,500	1,327,910
Pitney Bowes, Inc.	37,500	1,426,500

		2,754,410

Industrial Conglomerates (3.3%)
3M Co.	27,500	2,318,800
General Electric Co.^	815,680	30,237,258
Tyco International Ltd.	49,000	1,942,850

		34,498,908

Machinery (1.2%)
Caterpillar, Inc.	41,300	2,996,728
Cummins, Inc.	22,200	2,827,614
Eaton Corp.	19,250	1,866,287
Ingersoll-Rand Co., Ltd., Class A	39,900	1,854,153
SPX Corp.	14,000	1,439,900
Terex Corp.*	21,900	1,435,983

		12,420,665

Road & Rail (0.8%)
Avis Budget Group, Inc.*	58,000	754,000
Hertz Global Holdings, Inc.*^	522,550	8,303,320

		9,057,320

Total Industrials		74,757,113

Information Technology (22.5%)
Communications Equipment (5.8%)
Cisco Systems, Inc.*	174,200	4,715,594
Corning, Inc.	838,745	20,121,493
Motorola, Inc.	636,150	10,203,846
Nokia Oyj (ADR)	242,045	9,292,108
QUALCOMM, Inc.	207,170	8,152,139
Research In Motion Ltd.*	76,295	8,651,853

		61,137,033

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Computers & Peripherals (4.9%)
Apple, Inc.*	52,255	$10,350,670
Dell, Inc.*	406,400	9,960,864
EMC Corp.*	529,435	9,810,430
Hewlett-Packard Co.	307,445	15,519,824
International Business Machines Corp.	48,400	5,232,040
Lexmark International, Inc., Class A*	22,700	791,322

		51,665,150

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	36,700	1,441,576
Avnet, Inc.*	49,500	1,731,015
Flextronics International Ltd.*	142,511	1,718,683
Ingram Micro, Inc., Class A*^	16,000	288,640
Sanmina-SCI Corp.*	46,300	84,266
Tyco Electronics Ltd.	20,125	747,241

		6,011,421

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*^	78,275	2,708,315
eBay, Inc.*	248,790	8,257,340
Google, Inc., Class A*	32,731	22,632,832
Yahoo!, Inc.*	136,000	3,163,360

		36,761,847

IT Services (0.6%)
Accenture Ltd., Class A	21,200	763,836
Electronic Data Systems Corp.	53,800	1,115,274
Western Union Co.	197,240	4,788,987

		6,668,097

Semiconductors & Semiconductor Equipment (4.6%)
Cypress Semiconductor Corp.*^	257,035	9,260,971
Intel Corp.	557,410	14,860,550
KLA-Tencor Corp.	127,810	6,155,330
ON Semiconductor Corp.*^	439,027	3,898,560
SiRF Technology Holdings, Inc.*^	218,255	5,484,748
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	126,830	1,263,227
Texas Instruments, Inc.	221,515	7,398,601

		48,321,987

Software (2.6%)
Microsoft Corp.	542,157	19,300,789
NAVTEQ Corp.*	74,020	5,595,912
Oracle Corp.*	115,800	2,614,764

		27,511,465

Total Information Technology		238,077,000

Materials (4.2%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	109,800	10,829,574
Ashland, Inc.	20,800	986,544
Dow Chemical Co.	46,500	1,833,030
E.I. du Pont de Nemours & Co.	64,500	2,843,805
Lubrizol Corp.	22,800	1,234,848
Syngenta AG (ADR)^	179,635	9,100,309

		26,828,110

Containers & Packaging (0.5%)
Ball Corp.	32,000	1,440,000
Crown Holdings, Inc.*	39,800	1,020,870
Owens-Illinois, Inc.*	38,600	1,910,700
Sonoco Products Co.	25,000	817,000

		5,188,570

Metals & Mining (1.2%)
Alcoa, Inc.	69,700	2,547,535
ArcelorMittal^	32,000	2,475,200
Cleveland-Cliffs, Inc.^	4,300	433,440
Freeport-McMoRan Copper & Gold, Inc.	73,663	7,546,038

		13,002,213

Total Materials		45,018,893

Telecommunication Services (5.0%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	452,800	18,818,368
Chunghwa Telecom Co., Ltd. (ADR)	359,836	7,596,146
Level 3 Communications, Inc.*^	1,433,400	4,357,536
Verizon Communications, Inc.	109,400	4,779,686

		35,551,736

Wireless Telecommunication Services (1.6%)
China Mobile Ltd.	202,600	3,583,059
Crown Castle International Corp.*	217,600	9,052,160
Sprint Nextel Corp.	193,400	2,539,342
Vodafone Group plc (ADR)	53,100	1,981,692

		17,156,253

Total Telecommunication Services		52,707,989

Utilities (1.8%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	43,300	2,016,048
Entergy Corp.	113,300	13,541,616

		15,557,664

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	22,400	2,296,672

Multi-Utilities (0.1%)
CMS Energy Corp.	74,500	1,294,810

Total Utilities		19,149,146

Total Common Stocks (94.5%)
(Cost $929,028,586)		999,355,316

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.4%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$2,320,500	2,320,500
Banco Comercial Portugues S.A.
5.42%, 1/2/08	2,900,626	2,900,626
5.40%, 1/4/08	1,160,250	1,160,250
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	1,160,250	1,160,250
Banco Espirito Santo S.A.
4.94%, 1/15/08	3,480,752	3,480,752
5.30%, 1/18/08	773,500	773,500
Barclays plc/Seoul
5.27%, 1/22/08	966,875	966,875
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	850,850	850,850
Beta Finance, Inc.
4.37%, 1/31/08 (l)	154,700	154,700
4.37%, 3/10/08 (l)	386,732	386,732
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	966,875	966,875
4.94%, 1/31/08	3,867,502	3,867,502
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	1,856,400	1,856,400
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	1,160,250	1,160,250
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	905,691	905,691

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Comerica Bank
5.05%, 3/16/09 (l)	$386,721	$386,721
Credit Industriel et Commercial plc/London
5.26%, 1/16/08	1,933,750	1,933,750
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	17,134,421	17,134,421
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	1,005,550	1,005,550
Depfa Bank plc
4.87%, 1/7/08	1,533,941	1,533,941
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	386,750	386,750
Fifth Third Bancorp
4.91%, 8/22/08 (l)	116,024	116,024
First Tennessee Bank
5.06%, 8/15/08 (l)	3,480,603	3,480,603
General Electric Capital Corp.
4.40%, 3/12/10 (l)	154,700	154,700
Glitnir banki hf
5.09%, 1/15/08 (l)	1,933,750	1,933,750
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	773,500	773,500
4.41%, 3/27/09 (l)	1,082,900	1,082,900
Hartford Life, Inc.
5.36%, 12/31/08 (l)	309,400	309,400
HBOS Treasury Services plc
5.20%, 3/11/08	580,125	580,125
ING Bank N.V./Amsterdam
4.87%, 1/7/08	1,933,750	1,933,750
IXIS Corporate & Investment Bank
4.91%, 2/15/08	966,875	966,875
K2 (USA) LLC
4.37%, 5/29/09 (l)	1,546,363	1,546,363
4.37%, 6/18/09 (l)	1,932,881	1,932,881
KBC Groep N.V./London
5.08%, 1/22/08	580,125	580,125
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	2,320,455	2,320,455
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	966,875	966,875
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	135,363	135,363
5.08%, 8/21/09 (l)	966,864	966,864
Links Finance LLC
4.37%, 6/25/09 (l)	579,908	579,908
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	966,875	966,875
Monumental Global Funding II
4.36%, 4/25/08 (l)	928,200	928,200
4.43%, 5/26/10 (l)	1,817,725	1,817,725
Morgan Stanley
5.40%, 2/9/09 (l)	3,002,467	3,002,467
4.65%, 5/7/09 (l)	1,933,750	1,933,750
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	1,160,250	1,160,250
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	2,900,626	2,900,626
Pricoa Global Funding I
4.40%, 6/25/10 (l)	1,159,960	1,159,960
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	1,933,750	1,933,750
Rheingold Securitization Ltd.
5.35%, 1/7/08	943,322	943,322
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	1,933,750	1,933,750
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	3,867,502	3,867,502
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	386,750	386,750

Total Short-Term Investments of Cash Collateral for Securities Loaned		88,588,274

Time Deposit (5.8%)
JPMorgan Chase Nassau
3.51%, 1/2/08	61,965,988	61,965,988

Total Short-Term Investments (14.2%)
(Amortized Cost $150,554,262)		150,554,262

Total Investments (108.7%)
(Cost/Amortized Cost $1,079,582,848)		1,149,909,578
Other Assets Less Liabilities (-8.7%)		(92,310,719)

Net Assets (100%)		$1,057,598,859

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$660,479,244
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$464,926,528

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$129,295,384
Aggregate gross unrealized depreciation	(63,891,488)

Net unrealized appreciation	$65,403,896

Federal income tax cost of investments	$1,084,505,682

At December 31, 2007, the Portfolio had loaned securities with a total value of $85,751,580. This was secured by collateral of $88,588,274 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $41,339, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A*	27,393	$1,921,619

Hotels, Restaurants & Leisure (3.3%)
International Game Technology	55,000	2,416,150
Las Vegas Sands Corp.*^	49,395	5,090,155
Marriott International, Inc., Class A	53,000	1,811,540
Melco PBL Entertainment Macau Ltd. (ADR)*^	22,000	254,320
MGM MIRAGE*^	17,200	1,445,144
Starwood Hotels & Resorts Worldwide, Inc.	41,675	1,834,950
Yum! Brands, Inc.	26,600	1,017,982

		13,870,241

Household Durables (0.2%)
Harman International Industries, Inc.	10,500	773,955

Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*^	135,315	12,535,582

Media (0.9%)
McGraw-Hill Cos., Inc.	26,300	1,152,203
Walt Disney Co.	44,225	1,427,583
XM Satellite Radio Holdings, Inc., Class A*	110,000	1,346,400

		3,926,186

Multiline Retail (0.9%)
Kohl’s Corp.*	49,700	2,276,260
Target Corp.	27,500	1,375,000

		3,651,260

Specialty Retail (0.6%)
Bed Bath & Beyond, Inc.*	35,100	1,031,589
Best Buy Co., Inc.	27,493	1,447,506

		2,479,095

Total Consumer Discretionary		39,157,938

Consumer Staples (4.8%)
Beverages (1.1%)
Coca-Cola Co.	24,565	1,507,554
PepsiCo, Inc.	41,595	3,157,060

		4,664,614

Food & Staples Retailing (2.1%)
CVS Caremark Corp.	151,928	6,039,138
Walgreen Co.	69,700	2,654,176

		8,693,314

Household Products (1.2%)
Colgate-Palmolive Co.	33,945	2,646,352
Procter & Gamble Co.	31,385	2,304,287

		4,950,639

Personal Products (0.4%)
Avon Products, Inc.	45,630	1,803,754

Total Consumer Staples		20,112,321

Energy (7.1%)
Energy Equipment & Services (5.1%)
Schlumberger Ltd.	171,180	16,838,977
Transocean, Inc.	19,440	2,782,836
Weatherford International Ltd.*	23,975	1,644,685

		21,266,498

Oil, Gas & Consumable Fuels (2.0%)
Devon Energy Corp.	22,175	1,971,579
Marathon Oil Corp.	38,820	2,362,585
Suncor Energy, Inc.	10,000	1,087,300
XTO Energy, Inc.	57,443	2,950,273

		8,371,737

Total Energy		29,638,235

Financials (8.9%)
Capital Markets (3.6%)
Charles Schwab Corp.	60,499	1,545,750
Franklin Resources, Inc.	35,780	4,094,305
Goldman Sachs Group, Inc.	9,920	2,133,296
Morgan Stanley	42,000	2,230,620
State Street Corp.	63,200	5,131,840

		15,135,811

Diversified Financial Services (2.4%)
CME Group, Inc.^	3,625	2,486,750
IntercontinentalExchange, Inc.*^	38,840	7,476,700

		9,963,450

Insurance (2.9%)
American International Group, Inc.	30,000	1,749,000
Berkshire Hathaway, Inc., Class A*	26	3,681,600
MetLife, Inc.	21,740	1,339,619
Progressive Corp.	276,400	5,295,824

		12,066,043

Total Financials		37,165,304

Health Care (16.3%)
Biotechnology (6.2%)
Celgene Corp.*	64,595	2,984,935
Cephalon, Inc.*^	41,000	2,942,160
Genentech, Inc.*	110,665	7,422,301
Genzyme Corp.*	81,100	6,037,084
Gilead Sciences, Inc.*	137,595	6,330,746

		25,717,226

Health Care Equipment & Supplies (3.3%)
Medtronic, Inc.	82,045	4,124,402
St. Jude Medical, Inc.*	77,785	3,161,183
Stryker Corp.^	35,150	2,626,408
Varian Medical Systems, Inc.*	74,700	3,896,352

		13,808,345

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	12,900	744,975
Humana, Inc.*	20,875	1,572,096
WellPoint, Inc.*	52,700	4,623,371

		6,940,442

Health Care Technology (0.5%)
Cerner Corp.*^	41,300	2,329,320

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific Inc.*	38,695	2,231,928

Pharmaceuticals (4.1%)
Abbott Laboratories	64,670	3,631,220
Allergan, Inc.	32,000	2,055,680
Merck & Co., Inc.	83,224	4,836,147
Schering-Plough Corp.	244,955	6,525,601

		17,048,648

Total Health Care		68,075,909

Industrials (11.4%)
Aerospace & Defense (2.5%)
Boeing Co.	32,335	2,828,019
General Dynamics Corp.	52,420	4,664,856
United Technologies Corp.	35,025	2,680,813

		10,173,688

Air Freight & Logistics (2.6%)
C.H. Robinson Worldwide, Inc.	96,320	5,212,839
Expeditors International of Washington, Inc.^	127,900	5,714,572

		10,927,411

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Airlines (0.4%)
Southwest Airlines Co.	134,900	$1,645,780

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	29,100	942,840

Construction & Engineering (0.9%)
Fluor Corp.	12,850	1,872,502
Foster Wheeler Ltd.*^	12,100	1,875,742

		3,748,244

Industrial Conglomerates (3.1%)
General Electric Co.^	307,890	11,413,482
McDermott International, Inc.*	25,100	1,481,653

		12,895,135

Machinery (1.7%)
Cummins, Inc.	8,005	1,019,597
Danaher Corp.	49,700	4,360,678
Deere & Co.	19,370	1,803,734

		7,184,009

Total Industrials		47,517,107

Information Technology (33.4%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	195,380	5,288,936
Corning, Inc.	117,500	2,818,825
Juniper Networks, Inc.*.	129,300	4,292,760
QUALCOMM, Inc.	277,445	10,917,461
Research In Motion Ltd.*^	11,155	1,264,977

		24,582,959

Computers & Peripherals (5.7%)
Apple, Inc.*	49,765	9,857,451
Dell, Inc.*	154,650	3,790,472
EMC Corp.*	144,100	2,670,173
Hewlett-Packard Co.	105,310	5,316,049
Network Appliance, Inc.*	78,090	1,949,126

		23,583,271

Internet Software & Services (7.4%)
eBay, Inc.*	155,400	5,157,726
Google, Inc., Class A*	30,045	20,775,517
VeriSign, Inc.*^	97,545	3,668,667
Yahoo!, Inc.*	52,075	1,211,265

		30,813,175

IT Services (1.3%)
Accenture Ltd., Class A	67,300	2,424,819
Automatic Data Processing, Inc.	30,200	1,344,806
Cognizant Technology Solutions Corp., Class A*	43,715	1,483,687

		5,253,312

Semiconductors & Semiconductor Equipment (4.6%)
Analog Devices, Inc.	50,600	1,604,020
Applied Materials, Inc.	78,000	1,385,280
ASML Holding N.V. (N.Y. Shares)*	1	31
Broadcom Corp., Class A*	124,095	3,243,844
Intel Corp.	244,470	6,517,570
Marvell Technology Group Ltd.*^	172,700	2,414,346
Texas Instruments, Inc.	62,555	2,089,337
Xilinx, Inc.	94,600	2,068,902

		19,323,330

Software (8.5%)
Adobe Systems, Inc.*	65,220	2,786,851
Autodesk, Inc.*	126,970	6,318,027
Electronic Arts, Inc.*	39,900	2,330,559
Microsoft Corp.	330,585	11,768,826
Nintendo Co., Ltd. (ADR)	18,100	1,340,305
Red Hat, Inc.*^	31,100	648,124
Salesforce.com, Inc.*^	165,900	10,400,271

		35,592,963

Total Information Technology		139,149,010

Materials (3.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc .	21,780	2,148,161
Monsanto Co.	41,520	4,637,369
Praxair, Inc.	11,600	1,029,036

		7,814,566

Metals & Mining (1.7%)
Allegheny Technologies, Inc.	71,100	6,143,040
Freeport-McMoRan Copper & Gold, Inc.	12,000	1,229,280

		7,372,320

Total Materials		15,186,886

Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A*	108,700	4,630,620
Crown Castle International Corp.*^	28,500	1,185,600
MetroPCS Communications, Inc.*	74,300	1,445,135

Total Telecommunication Services		7,261,355

Total Common Stocks (96.6%)
(Cost $337,339,137)		403,264,065

	Principal Amount

SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$582,138	582,138
Banco Comercial Portugues S.A.
5.42%, 1/2/08	727,672	727,672
5.40%, 1/4/08	291,069	291,069
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	291,068	291,068
Banco Espirito Santo S.A.
4.94%, 1/15/08	873,206	873,206
5.30%, 1/18/08	194,046	194,046
Barclays plc/Seoul
5.27%, 1/22/08	242,557	242,557
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	213,451	213,451
Beta Finance, Inc.
4.37%, 1/31/08 (l)	38,809	38,809
4.37%, 3/10/08 (l)	97,018	97,018
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	242,557	242,557
4.94%, 1/31/08	970,229	970,229
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	465,710	465,710
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	291,069	291,069
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	227,208	227,208
Comerica Bank
5.05%, 3/16/09 (l)	97,016	97,016
Credit Industriel et Commercial/London
5.26%, 1/16/08	485,115	485,115
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	4,298,464	4,298,464
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	252,260	252,260

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Depfa Bank plc
4.87%, 1/7/08	$384,815	$384,815
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	97,023	97,023
Fifth Third Bancorp
4.91%, 8/22/08 (l)	29,107	29,107
First Tennessee Bank
5.06%, 8/15/08 (l)	873,169	873,169
General Electric Capital Corp.
4.40%, 3/12/10 (l)	38,809	38,809
Glitnir banki hf
5.09%, 1/15/08 (l)	485,115	485,115
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	194,046	194,046
4.41%, 3/27/09 (l)	271,664	271,664
Hartford Life, Inc.
5.36%, 12/31/08	77,618	77,618
HBOS Treasury Services plc
5.20%, 3/11/08	145,534	145,534
ING Bank N.V./Amsterdam
4.87%, 1/7/08	485,115	485,115
IXIS Corporate & Investment Bank
4.91%, 2/15/08	242,557	242,557
K2 (USA) LLC
4.37%, 5/29/09 (l)	387,932	387,932
4.37%, 6/18/09 (l)	484,897	484,897
KBC Groep N.V./London
5.08%, 1/22/08	145,534	145,534
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	582,126	582,126
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	242,557	242,557
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	33,958	33,958
5.08%, 8/21/09 (l)	242,555	242,555
Links Finance LLC
4.37%, 6/25/09 (l)	145,480	145,480
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	242,557	242,557
Monumental Global Funding II
4.36%, 4/25/08 (l)	232,855	232,855
4.43%, 5/26/10 (l)	456,008	456,008
Morgan Stanley
5.40%, 2/9/09 (l)	753,221	753,221
4.65%, 5/7/09 (l)	485,115	485,115
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	291,069	291,069
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	727,672	727,672
Pricoa Global Funding I
4.40%, 6/25/10 (l)	290,996	290,996
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	485,115	485,115
Rheingold Securitization Ltd.
5.35%, 1/7/08	236,649	236,649
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	485,115	485,115
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	970,228	970,228
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	97,023	97,023

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,223,896

Time Deposit (3.5%)
JPMorgan Chase Nassau
3.51%, 1/2/08	14,551,677	14,551,677

Total Short-Term Investments (8.8%)
(Amortized Cost $36,775,573)		36,775,573

Total Investments (105.4%)
(Cost/Amortized Cost $374,114,710)		440,039,638
Other Assets Less Liabilities (-5.4%)		(22,736,257)

Net Assets (100%)		$417,303,381

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$298,921,633
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$321,254,112

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,547,513
Aggregate gross unrealized depreciation	(13,176,593)

Net unrealized appreciation	$64,370,920

Federal income tax cost of investments	$375,668,718

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

At December 31, 2007, the Portfolio had loaned securities with a total value of $21,515,724. This was secured by collateral of $22,223,896 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $5,350, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the year ended December 31, 2007, the Portfolio incurred approximately $303 as brokerage commissions with Cowen and Co. LLC, and $1,813 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.6%)
Autoliv, Inc.	46,400	$2,445,744
BorgWarner, Inc.^	61,600	2,982,056
Johnson Controls, Inc.	89,140	3,212,606
Lear Corp.*^	5,200	143,832
Magna International, Inc., Class A	33,800	2,718,534

		11,502,772

Automobiles (0.4%)
Ford Motor Co.*^	470,800	3,168,484
General Motors Corp.^	156,700	3,900,263

		7,068,747

Hotels, Restaurants & Leisure (1.4%)
Intercontinental Hotels Group plc (ADR)^	602,188	10,478,071
McDonald’s Corp.	150,200	8,848,282
Royal Caribbean Cruises Ltd.^	200,810	8,522,376

		27,848,729

Household Durables (0.5%)
Centex Corp.	50,800	1,283,208
KB Home^	55,600	1,200,960
Lennar Corp., Class B^	15,000	249,000
Pulte Homes, Inc.^	140,100	1,476,654
Toll Brothers, Inc.*^	229,260	4,598,956

		8,808,778

Leisure Equipment & Products (0.0%)
Brunswick Corp.^	60,200	1,026,410

Media (1.8%)
CBS Corp., Class B	135,700	3,697,825
Citadel Broadcasting Corp.^	5,784	11,915
E.W. Scripps Co., Class A^	40,540	1,824,705
Gannett Co., Inc.	107,800	4,204,200
Idearc, Inc.^	101,800	1,787,608
Omnicom Group, Inc.	69,550	3,305,711
Time Warner, Inc.	183,900	3,036,189
Viacom, Inc., Class B*	82,900	3,640,968
Walt Disney Co.	319,750	10,321,530
WPP Group plc	216,820	2,792,465

		34,623,116

Multiline Retail (1.5%)
Family Dollar Stores, Inc.^	86,200	1,657,626
Macy’s, Inc.	433,740	11,220,854
Target Corp.	342,350	17,117,500

		29,995,980

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	36,850	1,399,931
Gap, Inc.	184,100	3,917,648
Home Depot, Inc.	151,400	4,078,716
Lowe’s Cos., Inc.	42,170	953,885
Office Depot, Inc.*	165,000	2,295,150
Sherwin-Williams Co.^	43,960	2,551,438
Staples, Inc.^	159,310	3,675,282

		18,872,050

Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc.	130,400	2,085,096
NIKE, Inc., Class B	155,990	10,020,798
VF Corp.	24,000	1,647,840

		13,753,734

Total Consumer Discretionary		153,500,316

Consumer Staples (10.8%)
Beverages (2.4%)
Coca-Cola Co.	345,100	21,178,787
Coca-Cola Enterprises, Inc.^	146,700	3,818,601
Diageo plc	352,838	7,585,482
Molson Coors Brewing Co., Class B	75,800	3,912,796
Pepsi Bottling Group, Inc.	88,100	3,476,426
PepsiAmericas, Inc.^	49,400	1,646,008
PepsiCo, Inc.	62,920	4,775,628

		46,393,728

Food & Staples Retailing (2.1%)
CVS Caremark Corp.^	774,692	30,794,007
Safeway, Inc.	111,300	3,807,573
SUPERVALU, Inc.	101,700	3,815,784
Wal-Mart Stores, Inc.	55,000	2,614,150

		41,031,514

Food Products (1.5%)
General Mills, Inc.	68,840	3,923,880
Kellogg Co.	196,420	10,298,301
Kraft Foods, Inc., Class A	39,200	1,279,096
Nestle S.A. (Registered)	17,533	8,052,961
Sara Lee Corp.	217,600	3,494,656
Tyson Foods, Inc., Class A	120,400	1,845,732

		28,894,626

Household Products (3.0%)
Procter & Gamble Co.	796,350	58,468,017

Tobacco (1.8%)
Altria Group, Inc.	463,400	35,023,772

Total Consumer Staples		209,811,657

Energy (13.4%)
Oil, Gas & Consumable Fuels (13.4%)
Apache Corp.	68,560	7,372,943
BP plc (ADR)^	41,900	3,065,823
Chevron Corp.	277,179	25,869,116
ConocoPhillips	268,940	23,747,402
Devon Energy Corp.	99,820	8,874,996
EOG Resources, Inc.	59,950	5,350,537
Exxon Mobil Corp.	593,310	55,587,214
Hess Corp.	121,180	12,222,215
Marathon Oil Corp.	185,080	11,263,969
Occidental Petroleum Corp.	399,182	30,733,022
Royal Dutch Shell plc (ADR)	83,260	7,010,492
Total S.A. (Sponsored ADR)^	580,290	47,931,954
XTO Energy, Inc.	386,776	19,864,815

		258,894,498

Total Energy		258,894,498

Financials (22.3%)
Capital Markets (4.3%)
Bank of New York Mellon Corp.	275,688	13,442,547
Deutsche Bank AG (Registered)^	21,000	2,717,610
Franklin Resources, Inc.	50,870	5,821,054
Goldman Sachs Group, Inc.	53,630	11,533,132
Lehman Brothers Holdings, Inc.	64,180	4,199,939
Merrill Lynch & Co., Inc.	119,960	6,439,453
Morgan Stanley	419,200	22,263,712
State Street Corp.	76,380	6,202,056
UBS AG (Registered)	230,053	10,647,685

		83,267,188

Commercial Banks (3.0%)
BB&T Corp.	46,600	1,429,222
Comerica, Inc.	57,400	2,498,622
Fifth Third Bancorp	101,500	2,550,695
KeyCorp	100,400	2,354,380
National City Corp.^	119,900	1,973,554
PNC Financial Services Group, Inc.	93,640	6,147,466
SunTrust Banks, Inc.	123,450	7,714,391
U.S. Bancorp	207,900	6,598,746
Wachovia Corp.	84,700	3,221,141

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Wells Fargo & Co.	764,050	$23,066,669

		57,554,886

Consumer Finance (0.9%)
American Express Co.	81,510	4,240,150
Capital One Financial Corp.	253,350	11,973,321
Discover Financial Services	83,900	1,265,212

		17,478,683

Diversified Financial Services (5.3%)
Bank of America Corp.	780,903	32,220,058
CIT Group, Inc.	98,900	2,376,567
Citigroup, Inc.	765,600	22,539,264
JPMorgan Chase & Co.	1,049,950	45,830,317

		102,966,206

Insurance (7.7%)
ACE Ltd.	155,900	9,631,502
Aflac, Inc.	32,600	2,041,738
Allstate Corp.	496,840	25,949,953
Ambac Financial Group, Inc.^	55,300	1,425,081
American International Group, Inc.	635,500	37,049,650
Chubb Corp.	75,240	4,106,599
Cincinnati Financial Corp.	23,000	909,420
Everest Reinsurance Group Ltd.	14,400	1,445,760
Fidelity National Financial, Inc., Class A^	127,700	1,865,697
Genworth Financial, Inc., Class A	368,730	9,384,179
Hartford Financial Services
Group, Inc.	125,800	10,968,502
MBIA, Inc.^	46,500	866,295
MetLife, Inc.	345,660	21,299,569
Old Republic International Corp.^	131,400	2,024,874
PartnerReinsurance Ltd.^	34,800	2,872,044
Prudential Financial, Inc.	53,120	4,942,285
Safeco Corp.	18,300	1,018,944
Torchmark Corp.	48,100	2,911,493
Travelers Cos., Inc.	103,700	5,579,060
Unum Group	169,400	4,030,026

		150,322,671

Thrifts & Mortgage Finance (1.1%)
Fannie Mae^	359,500	14,372,810
Freddie Mac	137,230	4,675,426
Washington Mutual, Inc.^	106,700	1,452,187

		20,500,423

Total Financials		432,090,057

Health Care (11.3%)
Health Care Equipment & Supplies (0.1%)
Covidien Ltd.	22,600	1,000,954

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	67,000	3,006,290
Cardinal Health, Inc.	24,000	1,386,000
UnitedHealth Group, Inc.	85,360	4,967,952
WellPoint, Inc.*	111,140	9,750,312

		19,110,554

Pharmaceuticals (10.2%)
Abbott Laboratories	74,850	4,202,827
Bristol-Myers Squibb Co.	519,550	13,778,466
Eli Lilly & Co.	95,000	5,072,050
GlaxoSmithKline plc	137,130	3,491,299
Johnson & Johnson	343,790	22,930,793
Merck & Co., Inc.^	877,450	50,988,620
Novartis AG (ADR)	674,700	36,642,957
Pfizer, Inc.	859,560	19,537,799
Schering-Plough Corp.	141,700	3,774,888
Wyeth	866,570	38,293,728

		198,713,427

Total Health Care		218,824,935

Industrials (11.4%)
Aerospace & Defense (2.9%)
Lockheed Martin Corp.	259,310	27,294,971
Northrop Grumman Corp.	204,300	16,066,152
Raytheon Co.	27,380	1,661,966
United Technologies Corp.	151,310	11,581,267

		56,604,356

Building Products (1.0%)
Masco Corp.^	898,880	19,424,797

Commercial Services & Supplies (0.1%)
Allied Waste Industries, Inc.*	242,800	2,675,656

Electrical Equipment (0.2%)
Rockwell Automation, Inc.	64,170	4,425,163

Industrial Conglomerates (4.0%)
General Electric Co.	1,556,200	57,688,334
Textron, Inc.	256,050	18,256,365
Tyco International Ltd.	22,600	896,090

		76,840,789

Machinery (1.2%)
Caterpillar, Inc.	39,200	2,844,352
Cummins, Inc.	5,100	649,587
Deere & Co.	11,820	1,100,678
Eaton Corp.	69,710	6,758,384
Ingersoll-Rand Co., Ltd., Class A	86,700	4,028,949
PACCAR, Inc.	70,200	3,824,496
Terex Corp.*	35,700	2,340,849
Timken Co.^	47,970	1,575,815

		23,123,110

Road & Rail (1.7%)
Avis Budget Group, Inc.*	72,900	947,700
Burlington Northern Santa Fe Corp.	60,610	5,044,571
Norfolk Southern Corp.	537,580	27,115,535

		33,107,806

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	58,860	5,151,427

Total Industrials		221,353,104

Information Technology (8.0%)
Communications Equipment (2.6%)
Cisco Systems, Inc.*	1,034,300	27,998,501
Motorola, Inc.	1,251,300	20,070,852
Nokia Oyj (ADR)	69,300	2,660,427

		50,729,780

Computers & Peripherals (1.1%)
Dell, Inc.*	96,600	2,367,666
Hewlett-Packard Co.	119,420	6,028,321
International Business Machines Corp.	106,610	11,524,541
Lexmark International, Inc., Class A*	62,400	2,175,264

		22,095,792

Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*	74,200	2,914,576
Avnet, Inc.*	80,200	2,804,594
Flextronics International Ltd.*	382,434	4,612,154
Sanmina-SCI Corp.*	310,100	564,382
Tyco Electronics Ltd.	396,750	14,731,327

		25,627,033

IT Services (0.5%)
Accenture Ltd., Class A	216,220	7,790,407

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Electronic Data Systems Corp.	39,000	$808,470

		8,598,877

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	394,070	10,505,906
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	192,859	1,920,876
Texas Instruments, Inc.	717,350	23,959,490

		36,386,272

Software (0.6%)
Microsoft Corp.	33,300	1,185,480
Oracle Corp.*	480,750	10,855,335

		12,040,815

Total Information Technology		155,478,569

Materials (4.1%)
Chemicals (3.2%)
Air Products & Chemicals, Inc.	47,820	4,716,487
Ashland, Inc.	44,100	2,091,663
Dow Chemical Co.	189,840	7,483,493
E.I. du Pont de Nemours & Co.	722,600	31,859,434
PPG Industries, Inc.	141,760	9,955,805
Praxair, Inc.	40,040	3,551,948
Syngenta AG (Registered)	7,484	1,907,109

		61,565,939

Containers & Packaging (0.4%)
Ball Corp.	68,900	3,100,500
Bemis Co., Inc.^	58,300	1,596,254
Crown Holdings, Inc.*	38,900	997,785
Smurfit-Stone Container Corp.*	81,360	859,162
Sonoco Products Co.	54,370	1,776,811

		8,330,512

Metals & Mining (0.5%)
Alcoa, Inc.	147,900	5,405,745
ArcelorMittal (N.Y. Shares)^	52,300	4,045,405

		9,451,150

Total Materials		79,347,601

Telecommunication Services (6.8%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	1,562,580	64,940,825
Embarq Corp.	93,892	4,650,470
TELUS Corp. (Non-Voting)	26,302	1,279,456
Verizon Communications, Inc.	385,180	16,828,514

		87,699,265

Wireless Telecommunication Services (2.3%)
Sprint Nextel Corp.	735,510	9,657,246
Vodafone Group plc	1,915,287	7,160,009
Vodafone Group plc (ADR)	756,150	28,219,518

		45,036,773

Total Telecommunication Services		132,736,038

Utilities (2.2%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.	57,400	3,651,214
American Electric Power Co., Inc.	90,700	4,222,992
Entergy Corp.	45,410	5,427,403
FPL Group, Inc.	92,980	6,302,184
PPL Corp.	37,050	1,929,935

		21,533,728

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	38,400	3,937,152

Multi-Utilities (0.9%)
Ameren Corp.^	64,400	3,491,124
CMS Energy Corp.	8,000	139,040
Dominion Resources, Inc.	178,558	8,472,577
PG&E Corp.	51,020	2,198,452
Public Service Enterprise Group, Inc.	26,620	2,615,149

		16,916,342

Total Utilities		42,387,222

Total Common Stocks (98.2%)
(Cost $1,844,565,416)		1,904,423,997

	Principal Amount

SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
General Electric Capital Corp.
4.15%, 1/2/08 (p)	$13,001,000	12,998,002

Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	2,631,338	2,631,338
Banco Comercial Portugues S.A.
5.42%, 1/2/08	3,289,172	3,289,172
5.40%, 1/4/08	1,315,669	1,315,669
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	1,315,669	1,315,669
Banco Espirito Santo S.A.
5.30%, 1/18/08	877,113	877,113
4.94%, 1/15/08	3,947,007	3,947,007
Barclays plc/Seoul
5.27%, 1/22/08	1,096,391	1,096,391
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	964,824	964,824
Beta Finance, Inc.
4.37%, 1/31/08 (l)	175,423	175,423
4.37%, 3/10/08 (l)	438,535	438,535
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	1,096,391	1,096,391
4.94%, 1/31/08	4,385,563	4,385,563
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	2,105,070	2,105,070
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	1,315,669	1,315,669
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	1,027,011	1,027,011
Comerica Bank
5.05%, 3/16/09 (l)	438,523	438,523
Credit Industriel et Commercial/London
5.26%, 1/16/08	2,192,781	2,192,781
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	19,429,621	19,429,621
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	1,140,246	1,140,246
Depfa Bank plc
4.87%, 1/7/08	1,739,416	1,739,416
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	438,556	438,556
Fifth Third Bancorp
4.91%, 8/22/08 (l)	131,566	131,566
First Tennessee Bank
5.06%, 8/15/08 (l)	3,946,838	3,946,838
General Electric Capital Corp.
4.40%, 3/12/10 (l)	175,423	175,423
Glitnir banki hf
5.09%, 1/15/08 (l)	2,192,781	2,192,781
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	877,113	877,113
4.41%, 3/27/09 (l)	1,227,958	1,227,958

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

	Principal Amount	Value (Note 1)
Hartford Life, Inc.
5.36%, 12/31/08 (l)	$350,845	$350,845
HBOS Treasury Services plc
5.20%, 3/11/08	657,834	657,834
ING Bank N.V./Amsterdam
4.87%, 1/7/08	2,192,781	2,192,781
IXIS Corporate & Investment Bank
4.91%, 2/15/08	1,096,391	1,096,391
K2 (USA) LLC
4.37%, 5/29/09 (l)	1,753,503	1,753,503
4.37%, 6/18/09 (l)	2,191,796	2,191,796
KBC Groep N.V./London
5.08%, 1/22/08	657,834	657,834
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	2,631,286	2,631,286
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	1,096,391	1,096,391
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	153,495	153,495
5.08%, 8/21/09 (l)	1,096,378	1,096,378
Links Finance LLC
4.37%, 6/25/09	657,588	657,588
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	1,096,391	1,096,391
Monumental Global Funding II
4.36%, 4/25/08 (l)	1,052,535	1,052,535
4.43%, 5/26/10 (l)	2,061,215	2,061,215
Morgan Stanley
5.40%, 2/9/09 (l)	3,404,655	3,404,655
4.65%, 5/7/09 (l)	2,192,781	2,192,781
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	1,315,669	1,315,669
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	3,289,172	3,289,172
Pricoa Global Funding I
4.40%, 6/25/10 (l)	1,315,340	1,315,340
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	2,192,781	2,192,781
Rheingold Securitization Ltd.
5.35%, 1/7/08	1,069,683	1,069,683
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	2,192,781	2,192,781
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	4,385,563	4,385,563
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	438,556	438,556

Total Short-Term Investments of Cash Collateral for Securities Loaned		100,454,911

Time Deposit (1.9%)
JPMorgan Chase Nassau
3.51%, 1/2/08	36,740,109	36,740,109

Total Short-Term Investments (7.8%)
(Cost/Amortized Cost $150,194,521)		150,193,022

Total Investments (106.0%)
(Cost/Amortized Cost $1,994,759,937)		2,054,617,019
Other Assets Less Liabilities (-6.0%)		(116,110,372)

Net Assets (100%)		$1,938,506,647

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,658,657,426
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,376,230,999

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,029,535
Aggregate gross unrealized depreciation	(144,103,376)

Net unrealized appreciation	$54,926,159

Federal income tax cost of investments	$1,999,690,860

At December 31, 2007, the Portfolio had loaned securities with a total value of $97,690,714. This was secured by collateral of $100,454,911 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $4,669, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the year ended December 31, 2007, the Portfolio incurred approximately $27,243 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (0.5%)
Drew Industries, Inc.*^	91,000	$2,493,400
Tenneco, Inc.*	64,000	1,668,480

		4,161,880

Distributors (1.3%)
LKQ Corp.*^	553,070	11,625,531

Diversified Consumer Services (1.4%)
ITT Educational Services, Inc.*^	46,800	3,990,636
Strayer Education, Inc.	37,900	6,464,982
Universal Technical Institute, Inc.*^	106,200	1,805,400

		12,261,018

Hotels, Restaurants & Leisure (6.4%)
BJ’s Restaurants, Inc.*^	87,700	1,426,002
Burger King Holdings, Inc.	256,485	7,312,388
Chipotle Mexican Grill, Inc., Class A*^	14,230	2,092,806
Chipotle Mexican Grill, Inc., Class B*	32,200	3,962,210
Ctrip.com International Ltd. (ADR)^	71,900	4,132,093
Gaylord Entertainment Co.*	75,300	3,047,391
International Game Technology	122,600	5,385,818
Life Time Fitness, Inc.*^	164,800	8,187,264
Orient-Express Hotels Ltd., Class A^	112,750	6,485,380
Panera Bread Co., Class A*^	60,000	2,149,200
Penn National Gaming, Inc.*	36,200	2,155,710
Red Lion Hotels Corp.*^	47,762	475,232
Red Robin Gourmet Burgers, Inc.*^	92,780	2,968,032
Ruth’s Chris Steak House, Inc.*^	116,300	1,039,722
Scientific Games Corp., Class A*^	21,000	698,250
Shuffle Master, Inc.*^	168,600	2,021,514
Sonic Corp.*	54,000	1,182,600

		54,721,612

Household Durables (0.1%)
Garmin Ltd.	8,400	814,800
NVR, Inc.*^	510	267,240

		1,082,040

Internet & Catalog Retail (0.4%)
Netflix, Inc.*^	73,100	1,945,922
Shutterfly, Inc.*^	47,100	1,206,702

		3,152,624

Media (1.4%)
Focus Media Holding Ltd. (ADR)*^	107,400	6,101,394
Lions Gate Entertainment Corp.*^	236,600	2,228,772
National CineMedia, Inc.^	148,500	3,743,685

		12,073,851

Multiline Retail (0.1%)
Nordstrom, Inc.	17,400	639,102

Specialty Retail (4.1%)
Big 5 Sporting Goods Corp.^	67,000	966,140
Dick’s Sporting Goods, Inc.*^	292,200	8,111,472
GameStop Corp., Class A*	317,960	19,748,496
Guess?, Inc.^	18,700	708,543
Hibbett Sports, Inc.*^	70,100	1,400,598
Men’s Wearhouse, Inc.	12,000	323,760
PetSmart, Inc.	26,100	614,133
Tractor Supply Co.*^	52,747	1,895,727
Zumiez, Inc.*^	69,600	1,695,456

		35,464,325

Textiles, Apparel & Luxury Goods (0.9%)
FGX International Holdings Ltd.*	113,500	1,344,975
Lululemon Athletica, Inc.*^	62,100	2,941,677
Under Armour, Inc., Class A*^	45,380	1,981,744
Volcom, Inc.*^	30,500	671,915
Wolverine World Wide, Inc.	25,380	622,318

		7,562,629

Total Consumer Discretionary		142,744,612

Consumer Staples (0.4%)
Beverages (0.1%)
Hansen Natural Corp.*^	23,600	1,045,244

Food Products (0.3%)
Hain Celestial Group, Inc.*^	82,000	2,624,000

Total Consumer Staples		3,669,244

Energy (11.8%)
Energy Equipment & Services (6.1%)
Complete Production Services, Inc.*	151,000	2,713,470
Diamond Offshore Drilling, Inc.^	44,200	6,276,400
Dril-Quip, Inc.*	90,300	5,026,098
FMC Technologies, Inc.*	90,900	5,154,030
Grant Prideco, Inc.*	163,000	9,048,130
Helix Energy Solutions Group, Inc.*^	49,600	2,058,400
National Oilwell Varco, Inc.*	185,838	13,651,659
Oceaneering International, Inc.*	26,900	1,811,715
Smith International, Inc.	17,100	1,262,835
Superior Energy Services, Inc.*	158,600	5,459,012

		52,461,749

Oil, Gas & Consumable Fuels (5.7%)
Bill Barrett Corp.*^	200,100	8,378,187
Denbury Resources, Inc.*	151,940	4,520,215
Forest Oil Corp.*	60,700	3,085,988
Mariner Energy, Inc.*	158,800	3,633,344
McMoRan Exploration Co.*^	135,100	1,768,459
Newfield Exploration Co.*	62,300	3,283,210
Noble Energy, Inc.	9,400	747,488
Peabody Energy Corp.	92,100	5,677,044
Penn Virginia Corp.	41,600	1,815,008
Range Resources Corp.	56,700	2,912,112
Southwestern Energy Co.*	139,540	7,775,169
Ultra Petroleum Corp.*^	66,200	4,733,300

		48,329,524

Total Energy		100,791,273

Financials (7.0%)
Capital Markets (3.5%)
Affiliated Managers Group, Inc.*^	37,200	4,369,512
Greenhill & Co., Inc.^	53,400	3,550,032
Kohlberg Capital Corp.^	68,600	823,200
Lazard Ltd., Class A^	84,600	3,441,528
MF Global Ltd.*	102,800	3,235,116
optionsXpress Holdings, Inc.^	228,710	7,734,972
SEI Investments Co.	16,800	540,456
T. Rowe Price Group, Inc.	109,600	6,672,448

		30,367,264

Commercial Banks (0.5%)
Boston Private Financial Holdings, Inc.	5,700	154,356
East West Bancorp, Inc.^	72,300	1,751,829
UCBH Holdings, Inc.^	65,900	933,144
Western Alliance Bancorp*^	87,700	1,646,129

		4,485,458

Diversified Financial Services (2.1%)
IntercontinentalExchange, Inc.*	46,800	9,009,000

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
MSCI, Inc., Class A*	27,200	$1,044,480
NASDAQ Stock Market, Inc.*	134,600	6,661,354
NewStar Financial, Inc.*^	111,300	921,564
Primus Guaranty Ltd.*^	49,000	343,490

		17,979,888

Real Estate Investment Trusts (REITs) (0.6%)
CapitalSource, Inc. (REIT)^	45,341	797,548
FelCor Lodging Trust, Inc. (REIT)	152,200	2,372,798
iStar Financial, Inc. (REIT)^	31,400	817,970
RAIT Financial Trust (REIT)^	120,900	1,042,158

		5,030,474

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.^	6,600	469,656

Thrifts & Mortgage Finance (0.2%)
Clayton Holdings, Inc.*^	239,071	1,235,997

Total Financials		59,568,737

Health Care (15.1%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*^	43,700	3,278,811
Angiotech Pharmaceuticals, Inc.*	526,700	1,832,916
Celgene Corp.*^	109,100	5,041,511
Keryx Biopharmaceuticals, Inc.*^	117,000	982,800
MannKind Corp.*^	105,400	838,984
Millennium Pharmaceuticals, Inc.*	41,500	621,670
Myriad Genetics, Inc.*^	70,100	3,254,042
OSI Pharmaceuticals, Inc.*^	33,700	1,634,787
PDL BioPharma, Inc.*^	16,600	290,832
Pharmion Corp.*	21,600	1,357,776
Savient Pharmaceuticals, Inc.*^	9,600	220,512

		19,354,641

Health Care Equipment & Supplies (4.7%)
American Medical Systems Holdings, Inc.*^	204,700	2,959,962
ArthroCare Corp.*^	68,500	3,291,425
C.R. Bard, Inc.	11,340	1,075,032
DexCom, Inc.*^	184,600	1,630,018
Gen-Probe, Inc.*^	59,875	3,767,934
Hansen Medical, Inc.*^	109,200	3,269,448
Hologic, Inc.*^	97,960	6,723,974
Hospira, Inc.*	110,700	4,720,248
Masimo Corp.*	20,500	808,725
Meridian Bioscience, Inc.^	132,700	3,991,616
NuVasive, Inc.*	74,100	2,928,432
Stereotaxis, Inc.*^	13,300	162,526
TomoTherapy, Inc.*	235,100	4,598,556
Varian Medical Systems, Inc.*	14,344	748,183

		40,676,079

Health Care Providers & Services (2.6%)
Community Health Systems, Inc.*	6,815	251,201
Coventry Health Care, Inc.*	11,200	663,600
Express Scripts, Inc.*	15,300	1,116,900
HealthExtras, Inc.*	99,700	2,600,176
Healthways, Inc.*^	24,900	1,455,156
Henry Schein, Inc.*^	80,500	4,942,700
Psychiatric Solutions, Inc.*	152,026	4,940,845
VCA Antech, Inc.*	145,100	6,417,773

		22,388,351

Health Care Technology (1.2%)
Allscripts Healthcare
Solutions, Inc.*^	137,300	2,666,366
Cerner Corp.*^	12,500	705,000
MedAssets, Inc.*^	51,700	1,237,698
TriZetto Group, Inc.*^	317,100	5,508,027

		10,117,091

Life Sciences Tools & Services (2.8%)
AMAG Pharmaceuticals, Inc.*^	49,300	2,964,409
Covance, Inc.*	58,200	5,041,284
ICON plc (ADR)*	66,800	4,132,248
PAREXEL International Corp.*	80,100	3,868,830
Pharmaceutical Product Development, Inc.	15,300	617,661
Varian, Inc.*	38,000	2,481,400
Ventana Medical Systems, Inc.*	20,100	1,753,323
Waters Corp.*	13,400	1,059,538
WuXi PharmaTech Cayman, Inc. (ADR)*^	57,700	1,687,148

		23,605,841

Pharmaceuticals (1.5%)
Adams Respiratory Therapeutics, Inc.*	87,200	5,209,328
Auxilium Pharmaceuticals, Inc.*	8,500	254,915
Cadence Pharmaceuticals, Inc.*^	91,500	1,359,690
Impax Laboratories, Inc.*	52,200	579,420
Jazz Pharmaceuticals, Inc.*^	51,800	761,460
Medicines Co.*^	74,200	1,421,672
MGI Pharma, Inc.*	51,800	2,099,454
Penwest Pharmaceuticals Co.*^	120,100	702,585
XenoPort, Inc.*	15,300	854,964

		13,243,488

Total Health Care		129,385,491

Industrials (17.1%)
Aerospace & Defense (2.5%)
Hexcel Corp.*	173,800	4,219,864
Orbital Sciences Corp.*	147,300	3,611,796
Precision Castparts Corp.	82,800	11,484,360
Rockwell Collins, Inc.	9,623	692,567
Stanley, Inc.*^	51,100	1,636,222

		21,644,809

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	16,400	887,568
Expeditors International of Washington, Inc.	100,100	4,472,468

		5,360,036

Airlines (0.4%)
Allegiant Travel Co.*^	70,100	2,253,014
Ryanair Holdings plc (ADR)*^	16,300	642,872

		2,895,886

Commercial Services & Supplies (2.9%)
Duff & Phelps Corp., Class A*	35,200	692,736
Huron Consulting Group, Inc.*	47,500	3,829,925
Knoll, Inc.	136,900	2,249,267
Mobile Mini, Inc.*^	99,300	1,841,022
Monster Worldwide, Inc.*^	79,750	2,583,900
Robert Half International, Inc.	17,900	484,016
Stericycle, Inc.*	219,100	13,014,540

		24,695,406

Construction & Engineering (1.8%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	32,000	1,934,080
Fluor Corp.	74,500	10,856,140
Granite Construction, Inc.	81,960	2,965,313

		15,755,533

Electrical Equipment (1.9%)
Ametek, Inc.	137,850	6,456,894
Baldor Electric Co.^	114,500	3,854,070
EnerSys*	66,400	1,657,344
J.A. Solar Holdings Co.
Ltd. (ADR)*	4,500	314,145
SunPower Corp., Class A*^	31,800	4,146,402

		16,428,855

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Machinery (6.6%)
Astec Industries, Inc.*	75,800	$2,819,002
Bucyrus International, Inc., Class A	7,100	705,669
Chart Industries, Inc.*^	63,800	1,971,420
Cummins, Inc.	74,420	9,478,876
Force Protection, Inc.*† (b)	139,200	539,080
IDEX Corp.	118,325	4,275,082
Joy Global, Inc.	68,100	4,482,342
Kaydon Corp.^	52,400	2,857,896
Lincoln Electric Holdings, Inc.	65,400	4,655,172
Manitowoc Co., Inc.^	237,900	11,616,657
Terex Corp.*	11,300	740,941
Trinity Industries, Inc.^	18,800	521,888
Valmont Industries, Inc.^	78,000	6,951,360
Wabtec Corp.^	145,900	5,024,796

		56,640,181

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co.	89,400	3,618,018

Total Industrials		147,038,724

Information Technology (25.6%)
Communications Equipment (3.6%)
Arris Group, Inc.*^	158,330	1,580,133
F5 Networks, Inc.*	27,200	775,744
Foundry Networks, Inc.*^	408,200	7,151,664
Harris Corp.	25,200	1,579,536
Ixia*^	371,300	3,519,924
Juniper Networks, Inc.*	178,100	5,912,920
NETGEAR, Inc.*^	111,820	3,988,620
OpNext, Inc.*^	92,800	821,280
Riverbed Technology, Inc.*	58,300	1,558,942
ViaSat, Inc.*^	114,200	3,931,906

		30,820,669

Computers & Peripherals (0.6%)
3PAR, Inc.*^	12,700	162,560
Compellent Technologies, Inc.*^	46,100	554,583
Logitech International S.A. (Registered)*^	26,318	964,291
Network Appliance, Inc.*	15,500	386,880
Synaptics, Inc.*^	52,300	2,152,668
Xyratex Ltd.*	87,100	1,376,180

		5,597,162

Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A	107,620	4,990,339
Coherent, Inc.*	44,700	1,120,629
FARO Technologies, Inc.*	81,500	2,215,170
Flir Systems, Inc.*^	153,700	4,810,810
Mettler-Toledo International, Inc.*	8,100	921,780
National Instruments Corp.	75,050	2,501,417
Trimble Navigation Ltd.*	106,600	3,223,584

		19,783,729

Internet Software & Services (4.5%)
Baidu.com (Sponsored ADR)*	11,500	4,489,485
comScore, Inc.*^	73,200	2,388,516
DealerTrack Holdings, Inc.*	175,300	5,867,291
Entrust, Inc.*	196,500	379,245
Equinix, Inc.*^	81,800	8,267,526
Internap Network Services Corp.*^	175,300	1,460,249
Marchex, Inc., Class B^	139,300	1,512,798
Omniture, Inc.*^	125,730	4,185,552
SINA Corp.*^	94,400	4,182,864
VistaPrint Ltd.*^	132,600	5,681,910

		38,415,436

IT Services (1.9%)
Cognizant Technology Solutions Corp., Class A*	24,200	821,348
Global Payments, Inc.	16,200	753,624
Heartland Payment Systems, Inc.^	71,200	1,908,160
Iron Mountain, Inc.*	120,385	4,456,653
RightNow Technologies, Inc.*^	116,500	1,846,525
Sapient Corp.*^	470,699	4,146,858
VeriFone Holdings, Inc.*^	98,400	2,287,800

		16,220,968

Semiconductors & Semiconductor Equipment (7.0%)
Atheros Communications, Inc.*^	94,000	2,870,760
FormFactor, Inc.*^	167,500	5,544,250
Hittite Microwave Corp.*^	98,400	4,699,584
Integrated Device Technology, Inc.*	109,600	1,239,576
Intersil Corp., Class A	5,700	139,536
Lam Research Corp.*	9,700	419,331
Maxim Integrated Products, Inc.	36,100	955,928
Microchip Technology, Inc.^	11,600	364,472
Microsemi Corp.*^	403,300	8,929,062
Microtune, Inc.*^	256,700	1,676,251
Netlogic Microsystems, Inc.*^	118,400	3,812,480
NVIDIA Corp.*	250,450	8,520,309
ON Semiconductor Corp.*^	325,500	2,890,440
Power Integrations, Inc.*	167,300	5,760,139
Silicon Laboratories, Inc.*	92,000	3,443,560
Varian Semiconductor Equipment Associates, Inc.*^	235,224	8,703,288

		59,968,966

Software (5.7%)
Activision, Inc.*	358,153	10,637,144
ANSYS, Inc.*^	156,400	6,484,344
Bottomline Technologies, Inc.*	66,595	932,330
Commvault Systems, Inc.*^	180,200	3,816,636
Concur Technologies, Inc.*^	3,100	112,251
FactSet Research Systems, Inc.	12,500	696,250
Informatica Corp.*	227,370	4,097,208
Micros Systems, Inc.*	43,500	3,051,960
Nuance Communications, Inc.*^	188,700	3,524,916
Quest Software, Inc.*^	276,000	5,089,440
Red Hat, Inc.*^	111,800	2,329,912
Salesforce.com, Inc.*	4,400	275,836
SuccessFactors, Inc.*	151,100	1,786,002
Synchronoss Technologies, Inc.*^	92,760	3,287,414
THQ, Inc.*^	80,500	2,269,295
Voltaire Ltd.	102,600	629,964

		49,020,902

Total Information Technology		219,827,832

Materials (2.0%)
Chemicals (1.3%)
CF Industries Holdings, Inc.^	55,600	6,119,336
FMC Corp.	62,300	3,398,465
Minerals Technologies, Inc.^	28,200	1,887,990

		11,405,791

Metals & Mining (0.7%)
Allegheny Technologies, Inc.	64,700	5,590,080

Total Materials		16,995,871

Telecommunication Services (2.6%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*	88,500	3,450,615
Time Warner Telecom, Inc., Class A*	182,524	3,703,412

		7,154,027

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	70,700	$3,011,820
Crown Castle International Corp.*	17,700	736,320
MetroPCS Communications, Inc.*	34,800	676,860
NII Holdings, Inc.*	77,600	3,749,632
SBA Communications Corp., Class A*^	216,800	7,336,512

		15,511,144

Total Telecommunication Services		22,665,171

Total Common Stocks (98.2%)
(Cost $725,088,888)		842,686,955

	Principal Amount

SHORT-TERM INVESTMENTS:
Government Security (1.1%)
Federal Home Loan Bank
3.15%, 1/2/08 (o)(p)	$9,190,000	9,188,392

Short-Term Investments of Cash Collateral for Securities Loaned (27.9%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	6,277,871	6,277,871
Banco Comercial Portugues S.A.
5.42%, 1/2/08	7,847,338	7,847,338
5.40%, 1/4/08	3,138,935	3,138,935
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	3,138,935	3,138,935
Banco Espirito Santo S.A.
4.94%, 1/15/08	9,416,806	9,416,806
5.30%, 1/18/08	2,092,624	2,092,624
Barclays plc/Seoul
5.27%, 1/22/08	2,615,779	2,615,779
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	2,301,886	2,301,886
Beta Finance, Inc.
4.37%, 1/31/08 (l)	418,525	418,525
4.37%, 3/10/08 (l)	1,046,262	1,046,262
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	2,615,779	2,615,779
4.94%, 1/31/08	10,463,118	10,463,118
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	5,022,297	5,022,297
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	3,138,935	3,138,935
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	2,450,253	2,450,253
Comerica Bank
5.05%, 3/16/09 (l)	1,046,233	1,046,233
Credit Industriel et Commercial S.A./London
5.26%, 1/16/08	5,231,559	5,231,559
Credit Suisse (USA) LLC,
Repurchase Agreement
4.69%, 1/2/08 (r)	46,355,377	46,355,377
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	2,720,411	2,720,411
Depfa Bank plc
4.87%, 1/7/08	4,149,916	4,149,916
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	1,046,312	1,046,312
Fifth Third Bancorp
4.91%, 8/22/08 (l)	313,891	313,891
First Tennessee Bank
5.06%, 8/15/08 (l)	9,416,404	9,416,404
General Electric Capital Corp.
4.40%, 3/12/10 (l)	418,525	418,525
Glitnir banki hf
5.09%, 1/15/08 (l)	5,231,559	5,231,559
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	2,092,624	2,092,624
4.41%, 3/27/09 (l)	2,929,673	2,929,673
Hartford Life, Inc.
5.36%, 12/31/08 (l)	837,049	837,049
HBOS Treasury Services plc
5.20%, 3/11/08	1,569,468	1,569,468
ING Bank N.V./Amsterdam
4.87%, 1/7/08	5,231,559	5,231,559
IXIS Corporate & Investment Bank
4.91%, 2/15/08	2,615,780	2,615,780
K2 (USA) LLC
4.37%, 5/29/09 (l)	4,183,523	4,183,523
4.37%, 6/18/09 (l)	5,229,208	5,229,208
KBC Groep N.V./London
5.08%, 1/22/08	1,569,468	1,569,468
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	6,277,748	6,277,748
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	2,615,779	2,615,779
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	366,209	366,209
5.08%, 8/21/09 (l)	2,615,749	2,615,749
Links Finance LLC
4.37%, 6/25/09 (l)	1,568,881	1,568,881
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	2,615,779	2,615,779
Monumental Global Funding II
4.36%, 4/25/08 (l)	2,511,148	2,511,148
4.43%, 5/26/10 (l)	4,917,665	4,917,665
Morgan Stanley
5.40%, 2/9/09 (l)	8,122,858	8,122,858
4.65%, 5/7/09 (l)	5,231,559	5,231,559
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	3,138,935	3,138,935
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	7,847,338	7,847,338
Pricoa Global Funding I
4.40%, 6/25/10 (l)	3,138,151	3,138,151
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	5,231,559	5,231,559
Rheingold Securitization Ltd.
5.35%, 1/7/08	2,552,059	2,552,059
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	5,231,559	5,231,559
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	10,463,118	10,463,118
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	1,046,312	1,046,312

Total Short-Term Investments of Cash Collateral for Securities Loaned		239,666,288

Time Deposit (1.7%)
JPMorgan Chase Nassau
3.51%, 1/2/08	14,186,337	14,186,337

Total Short-Term Investments (30.7%)
(Cost/Amortized Cost $263,041,821)		263,041,017

Total Investments (128.9%)
(Cost/Amortized Cost $988,130,709)		1,105,727,972
Other Assets Less Liabilities (-28.9%)		(248,033,701)

Net Assets (100%)		$857,694,271

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $539,080 or 0.06% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$632,905,685
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$646,557,574

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,751,893
Aggregate gross unrealized depreciation	(46,814,169)

Net unrealized appreciation	$113,937,724

Federal income tax cost of investments	$991,790,248

At December 31, 2007, the Portfolio had loaned securities with a total value of $232,350,721. This was secured by collateral of $239,666,288 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $309,414 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $14,669, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the year ended December 31, 2007, the Portfolio incurred approximately $712 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (1.1%)
Aftermarket Technology Corp.*^	27,128	$739,509
American Axle & Manufacturing Holdings, Inc.^	54,381	1,012,574
Autoliv, Inc.	16,561	872,930
BorgWarner, Inc.	19,400	939,154
Spartan Motors, Inc.^	1,161	8,870
Standard Motor Products, Inc.	26,100	212,976
Stoneridge, Inc.*^	24,100	193,764
Strattec Security Corp.	5,290	219,165
TRW Automotive Holdings Corp.*	228,044	4,766,120
WABCO Holdings, Inc.	61,566	3,083,841

		12,048,903

Distributors (0.0%)
Building Materials Holding Corp.^	23,000	127,190

Diversified Consumer Services (0.7%)
Carriage Services, Inc.*^	8,780	77,264
Regis Corp.	194,869	5,448,537
Service Corp. International	28,606	401,915
Stewart Enterprises, Inc., Class A^	139,459	1,241,185

		7,168,901

Hotels, Restaurants & Leisure (1.0%)
Bluegreen Corp.*^	38,700	278,253
Bob Evans Farms, Inc.^	5,013	135,000
Burger King Holdings, Inc.	190	5,417
Canterbury Park Holding Corp.	620	7,440
CBRL Group, Inc.^	34,120	1,105,147
CEC Entertainment, Inc.*^	29,800	773,608
Cheesecake Factory, Inc.*^	288,000	6,828,480
CKE Restaurants, Inc.^	260	3,432
Dover Downs Gaming & Entertainment, Inc.^	23,500	264,375
Frisch’s Restaurants, Inc.	4,870	113,958
ILX Resorts, Inc.	430	1,548
Interstate Hotels & Resorts, Inc.*^	46,100	182,556
J. Alexander’s Corp.^	5,260	55,230
Jack in the Box, Inc.*	8,300	213,891
Landry’s Restaurants, Inc.^	19,200	378,240
Marcus Corp.^	10,860	167,787
Nathan’s Famous, Inc.*^	4,000	69,880
Silverleaf Resorts, Inc.*^	55,203	229,092
Speedway Motorsports, Inc.^	4,940	153,535
WMS Industries, Inc.*^	2,625	96,180

		11,063,049

Household Durables (2.0%)
American Greetings Corp., Class A^	84,199	1,709,240
Avatar Holdings, Inc.*^	9,800	409,836
Blyth, Inc.	28,560	626,606
Craftmade International, Inc.	1,300	10,725
CSS Industries, Inc.^	2,210	81,107
Ethan Allen Interiors, Inc.^	38,696	1,102,836
Flexsteel Industries, Inc.	5,956	71,472
Hooker Furniture Corp.^	8,120	163,212
Lennar Corp., Class A^	141,300	2,527,857
M.D.C. Holdings, Inc.^	102,800	3,816,964
National Presto Industries, Inc.^	6,020	317,013
Newell Rubbermaid, Inc.	123,500	3,196,180
Q.E.P. Co., Inc.*^	5,180	54,131
Snap-On, Inc.	45,593	2,199,406
Stanley Works	3,460	167,741
Syntax-Brillian Corp.*^	10,800	33,264
Toll Brothers, Inc.*^	94,500	1,895,670
Tupperware Brands Corp.	250	8,258
Universal Electronics, Inc.*^	7,744	258,959
Whirlpool Corp.^	36,100	2,946,843

		21,597,320

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*^	8,080	70,539
PC Mall, Inc.*^	9,458	88,054
Systemax, Inc.^	15,194	308,742

		467,335

Leisure Equipment & Products (0.3%)
Aldila, Inc.	3,853	63,151
Callaway Golf Co.^	3,520	61,354
GameTech International, Inc.*^	10,555	75,732
Hasbro, Inc.	62,002	1,586,011
JAKKS Pacific, Inc.*^	44,810	1,057,964

		2,844,212

Media (1.4%)
DG FastChannel, Inc.*^	7,714	197,787
Entercom Communications Corp., Class A^	126,400	1,730,416
Journal Communications, Inc., Class A^	75,717	676,910
Media General, Inc., Class A^	31,750	674,687
Primedia, Inc.^	14,357	122,035
R.H. Donnelley Corp.*^	160,680	5,861,606
Saga Communications, Inc., Class A*^	26,500	156,085
Scholastic Corp.*^	55,030	1,919,997
Valassis Communications, Inc.*^	43,700	510,853
Virgin Media, Inc.^	198,400	3,400,576

		15,250,952

Multiline Retail (0.8%)
Big Lots, Inc.*^	138,440	2,213,656
Bon-Ton Stores, Inc.^	11,900	112,931
Macy’s, Inc.	212,130	5,487,803
Tuesday Morning Corp.^	53,550	271,498

		8,085,888

Specialty Retail (2.5%)
Aaron Rents, Inc.^	2,670	51,371
American Eagle Outfitters, Inc.^	177,300	3,682,521
Asbury Automotive Group, Inc.^	47,000	707,350
Books-A-Million, Inc.^	31,300	373,096
Coldwater Creek, Inc.*^	1,118,600	7,483,434
Finish Line, Inc., Class A^	47,134	114,064
Franklin Covey Co.*^	26,100	207,234
Gap, Inc.	353,100	7,513,968
Hastings Entertainment, Inc.*	15,914	148,478
Jennifer Convertibles, Inc.*	840	3,990
Lithia Motors, Inc., Class A^	28,300	388,559
Mothers Work, Inc.*^	7,999	139,183
Office Depot, Inc.*	197,500	2,747,225
RadioShack Corp.^	39,070	658,720
Rent-A-Center, Inc.*^	112,599	1,634,937
Rex Stores Corp.*	13,970	220,307
Sonic Automotive, Inc., Class A^	11,800	228,448
Stage Stores, Inc.^	30,540	451,992
Trans World
Entertainment Corp.*^	8	39

		26,754,916

Textiles, Apparel & Luxury Goods (1.1%)
Culp, Inc.*^	12,130	84,546
Deckers Outdoor Corp.*^	13,992	2,169,599
Delta Apparel, Inc.	3,100	22,165
Heelys, Inc.*^	8,343	58,067

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Jones Apparel Group, Inc.	225,710	$3,609,103
LaCrosse Footwear, Inc.	102	1,789
Liz Claiborne, Inc.^	104,700	2,130,645
Movado Group, Inc.^	22,900	579,141
Perry Ellis International, Inc.*^	5,120	78,746
Warnaco Group, Inc.*^	35,600	1,238,880
Weyco Group, Inc.^	6,506	178,915
Wolverine World Wide, Inc.	52,680	1,291,714

		11,443,310

Total Consumer Discretionary		116,851,976

Consumer Staples (3.6%)
Food & Staples Retailing (0.9%)
Ingles Markets, Inc., Class A	3,800	96,482
Longs Drug Stores Corp.	4,600	216,200
Nash Finch Co.^	8,280	292,118
Ruddick Corp.^	5,935	205,767
Spartan Stores, Inc.^	3,286	75,085
Village Super Market, Inc., Class A^	200	10,178
Whole Foods Market, Inc.^	193,100	7,878,480
Winn-Dixie Stores, Inc.*^	58,222	982,205

		9,756,515

Food Products (2.6%)
Bunge Ltd.^	46,700	5,436,347
Cal-Maine Foods, Inc.^	20,990	556,865
Chaoda Modern Agriculture (Holdings) Ltd.	104,000	94,165
Corn Products International, Inc.	92,976	3,416,868
Cosan Ltd., Class A*^	96,000	1,209,600
Dean Foods Co.	200,100	5,174,586
Diamond Foods, Inc.^	23,500	503,605
Fresh Del Monte Produce, Inc.*	49,174	1,651,263
Imperial Sugar Co.^	22,900	429,833
Lighthouse Caledonia ASA*	74,770	71,054
Marine Harvest ASA*	7,477,000	4,805,792
Omega Protein Corp.*^	24,990	232,157
Sanderson Farms, Inc.^	11,595	391,679
Seaboard Corp.^	680	999,600
Seneca Foods Corp., Class A*^	3,410	80,987
Seneca Foods Corp., Class B*	600	13,296
Smithfield Foods, Inc.*	88,300	2,553,636
Tasty Baking Co.^	11,069	92,094

		27,713,427

Household Products (0.0%)
Central Garden & Pet Co.*^	26,400	152,064
Energizer Holdings, Inc.*	550	61,672
Oil-Dri Corp. of America	9,625	211,172

		424,908

Personal Products (0.1%)
Elizabeth Arden, Inc.*^	19,410	394,994
NBTY, Inc.*	10,728	293,947
Schiff Nutrition International, Inc.^	23,130	132,766

		821,707

Tobacco (0.0%)
Alliance One International, Inc.*^	51,921	211,319

Total Consumer Staples		38,927,876

Energy (8.4%)
Energy Equipment & Services (3.3%)
Bronco Drilling Co., Inc.*^	23,600	350,460
Cameron International Corp.*	138,200	6,651,566
Cie Generale de Geophysique-Veritas (Sponsored ADR)*^	55,500	3,110,775
Complete Production Services, Inc.*^	55,600	999,132
Dawson Geophysical Co.*^	1,500	107,190
GulfMark Offshore, Inc.*^	24,174	1,131,101
Helmerich & Payne, Inc.	100	4,007
Lufkin Industries, Inc.^	3,940	225,723
Oil States International, Inc.*^.	36,500	1,245,380
Rowan Cos., Inc.	18,780	741,059
SBM Offshore N.V.	29,156	920,755
SEACOR Holdings, Inc.*^	37,290	3,458,274
Solar Cayman Ltd. † (b)	141,300	1,801,575
Superior Energy Services, Inc.*	57,488	1,978,737
T-3 Energy Services, Inc.*^	920	43,249
Tidewater, Inc.^	53,450	2,932,267
Trico Marine Services, Inc.*^	21,156	783,195
Union Drilling, Inc.*^	23,100	364,287
Unit Corp.*	25,800	1,193,250
Weatherford International Ltd.*	112,900	7,744,940

		35,786,922

Oil, Gas & Consumable Fuels (5.1%)
Adams Resources & Energy, Inc.^	6,100	156,770
Arch Coal, Inc.	122,400	5,499,432
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)* (m)	362,900	1,404,713
Callon Petroleum Co.*^	22,100	363,545
Cimarex Energy Co.	119,600	5,086,588
Comstock Resources, Inc.*^	10,200	346,800
Consol Energy, Inc.	123,200	8,811,264
Mariner Energy, Inc.*^	79,290	1,814,155
Massey Energy Co.	29,712	1,062,204
Murphy Oil Corp.	114,510	9,715,029
Newfield Exploration Co.*	136,700	7,204,090
Noble Energy, Inc.	63,900	5,081,328
PrimeEnergy Corp.*	200	10,716
Swift Energy Co.*^	47,500	2,091,425
Teton Energy Corp.*^	7,100	34,790
Uranium One, Inc.*	369,900	3,309,405
USEC, Inc.*^	249,200	2,242,800

		54,235,054

Total Energy		90,021,976

Financials (16.9%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*^	39,900	4,686,654
American Physicians Service Group, Inc.	10,140	203,307
E*TRADE Financial Corp.*^	1,434,600	5,092,830
Federated Investors, Inc., Class B^	202,000	8,314,320
Knight Capital Group, Inc., Class A*^	511,100	7,359,840

		25,656,951

Commercial Banks (1.0%)
Banco Latinoamericano de Exportaciones S.A., Class E^	45,000	733,950
BNCCORP, Inc.*^	4,700	61,053
Britton & Koontz Capital Corp.	1,752	30,029
C&F Financial Corp.	1,438	43,500
Carolina Bank Holdings, Inc.*	1,918	21,520
CCF Holding Co.^	1,622	17,031
Centrue Financial Corp.	100	2,224
Codorus Valley Bancorp, Inc.	1,727	27,891
Community Bankshares, Inc./South Carolina	4,070	54,742
Community Capital Corp.	3,123	46,783
Epic Bancorp	5,600	61,992
First M&F Corp.	12,900	203,820

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
First Merchants Corp.^	2,915	$63,664
First Regional Bancorp/California*^	15,245	287,978
First United Corp.	8,872	178,416
FNB United Corp.^	15,421	187,519
Habersham Bancorp	500	7,710
Harrington West Financial Group, Inc.	6,451	72,574
Hawthorn Bancshares, Inc.	780	19,500
HF Financial Corp.	7,656	115,988
Horizon Bancorp/Indiana	3,500	89,775
Intervest Bancshares Corp.^	11,500	198,030
Landmark Bancorp, Inc.	2,194	56,057
Marshall & Ilsley Corp.^	106,290	2,814,559
Northrim BanCorp, Inc.	6,569	140,051
Pacific Premier Bancorp, Inc.*	7,200	49,752
Parke Bancorp, Inc.^	1,026	18,263
Peoples Bancorp of North Carolina, Inc.	7,308	109,620
Peoples Financial Corp./Mississippi	1,517	33,495
Premier Financial Bancorp, Inc.	1,917	24,499
Republic First Bancorp, Inc.*^	14,200	97,980
Rurban Financial Corp.	1,384	17,286
Shore Financial Corp.	2,182	26,620
Southwest Bancorp, Inc./Oklahoma^	19,670	360,551
Taylor Capital Group, Inc.^	10,900	222,360
Team Financial, Inc.	5,500	81,565
UnionBanCal Corp.	7,900	386,389
United Bancshares, Inc./Ohio	1,420	19,724
United Security Bancshares, Inc./Alabama	464	7,930
Vineyard National Bancorp^	14,905	150,540
Webster Financial Corp.	107,900	3,449,563

		10,592,493

Consumer Finance (0.2%)
Advanta Corp., Class A	5,910	43,143
Advanta Corp., Class B^	8,934	72,097
AmeriCredit Corp.*^	183,800	2,350,802
Consumer Portfolio Services, Inc.*^	29,921	100,235
First Marblehead Corp.^	8,046	123,104
United PanAm Financial Corp.*^	23,339	119,496
White River Capital, Inc.*	5,250	95,288

		2,904,165

Diversified Financial Services (1.5%)
California First National Bancorp	2,716	26,427
CIT Group, Inc.	115,200	2,768,256
First Pacific Co.	3,150,000	2,444,084
Interactive Brokers Group, Inc.*	37,739	1,219,724
KKR Financial Holdings LLC^	92,100	1,294,005
MicroFinancial, Inc.	2,700	16,821
Moody’s Corp.^	221,600	7,911,120

		15,680,437

Insurance (6.2%)
Alleghany Corp.*	7,282	2,927,364
Allied World Assurance Co. Holdings Ltd./Bermuda	28,740	1,441,886
Ambac Financial Group, Inc.^	124,100	3,198,057
American Financial Group, Inc./Ohio	120,620	3,483,506
American Safety Insurance Holdings Ltd.*	12,960	254,664
Arch Capital Group Ltd.*	41,800	2,940,630
Aspen Insurance Holdings Ltd.	133,610	3,853,312
Assurant, Inc.	64,790	4,334,451
Brooke Corp.^	20,300	136,822
Endurance Specialty Holdings Ltd.	69,600	2,904,408
Everest Reinsurance Group Ltd.	38,100	3,825,240
Hilltop Holdings, Inc.*^	84,040	917,717
Horace Mann Educators Corp.	19,503	369,387
IPC Holdings Ltd.	12,383	357,497
Max Capital Group Ltd.^	84,132	2,354,855
Montpelier Reinsurance Holdings Ltd.^	7,143	121,502
National Security Group, Inc.	680	11,540
National Western Life Insurance Co., Class A^	80	16,590
NYMAGIC, Inc.^	9,300	215,109
Odyssey Reinsurance Holdings Corp.^	7,100	260,641
PartnerReinsurance Ltd.^	37,079	3,060,130
Platinum Underwriters Holdings Ltd.	213,775	7,601,839
Presidential Life Corp.^	11,995	210,032
Reinsurance Group of America, Inc.	115,400	6,056,192
RenaissanceReinsurance Holdings Ltd.	46,610	2,807,786
Unico American Corp.*^	4,190	42,947
United America Indemnity Ltd., Class A*^	4,040	80,477
Universal Insurance Holdings, Inc.^	50,720	375,835
Unum Group	138,200	3,287,778
Willis Group Holdings Ltd.	183,799	6,978,848
Zenith National Insurance Corp.^	44,800	2,003,904

		66,430,946

Real Estate Investment Trusts (REITs) (2.5%)
AmREIT, Inc., Class A (REIT)^	9,362	67,032
Ashford Hospitality Trust, Inc. (REIT)^	179,854	1,293,150
CBL & Associates Properties, Inc. (REIT)^	99,200	2,371,872
Colonial Properties Trust (REIT)^	79,250	1,793,427
Extra Space Storage, Inc. (REIT)^	85,997	1,228,897
FelCor Lodging Trust, Inc. (REIT)	2,000	31,180
Hersha Hospitality Trust (REIT)^	70,600	670,700
Hospitality Properties Trust (REIT)	60,364	1,944,928
HRPT Properties Trust (REIT)^	331,800	2,564,814
Investors Real Estate Trust (REIT)^	2,830	25,385
iStar Financial, Inc. (REIT)^	7,441	193,838
Lexington Realty Trust (REIT)^	106,493	1,548,408
Liberty Property Trust (REIT)^	122,500	3,529,225
LTC Properties, Inc. (REIT)^	34,460	863,223
Medical Properties Trust, Inc. (REIT)^	53,143	541,527
MHI Hospitality Corp. (REIT)	10,900	77,935
Mission West Properties, Inc. (REIT)^	33,560	319,156
Monmouth Reit, Class A (REIT)^	23,000	186,300
National Retail Properties, Inc. (REIT)^	99,800	2,333,324
One Liberty Properties, Inc. (REIT)	18,100	332,497
Ramco-Gershenson Properties Trust (REIT)^	21,840	466,721

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Strategic Hotels & Resorts, Inc. (REIT)^	18,700	$312,851
Sunstone Hotel Investors, Inc. (REIT)^	78,330	1,432,656
Supertel Hospitality, Inc. (REIT)^	25,781	158,295
Thornburg Mortgage, Inc. (REIT)^	224,400	2,073,456
Transcontinental Realty Investors, Inc. (REIT)*	10,110	156,301
Urstadt Biddle Properties, Inc. (REIT)	1,200	18,192
Urstadt Biddle Properties, Inc., Class A (REIT)^	10,350	160,425
Winthrop Realty Trust (REIT)^	92,650	490,119

		27,185,834

Real Estate Management & Development (0.0%)
Reis, Inc.*	1	8
United Capital Corp.*	1,320	31,416

		31,424

Thrifts & Mortgage Finance (3.1%)
Berkshire Bancorp, Inc./ New York	649	10,390
Beverly Hills Bancorp, Inc.	31,223	159,237
Camco Financial Corp.	10,129	111,925
Carver Bancorp, Inc.	3,350	45,861
Community Financial Corp./Virginia	6,200	55,738
Corus Bankshares, Inc.^	71,400	761,838
Farmer Mac, Class C^	19,040	501,133
First BancTrust Corp.	2,000	21,040
First Capital, Inc.	380	6,270
First Defiance Financial Corp.^	10,300	226,806
First Place Financial Corp./Ohio^	27,623	386,446
Franklin Bank Corp./Texas*^	40,099	172,827
Great Pee Dee Bancorp, Inc.	500	10,875
Guaranty Federal Bancshares, Inc.^	4,100	117,752
HMN Financial, Inc.	5,777	139,515
Hudson City Bancorp, Inc.^	503,355	7,560,392
Imperial Capital Bancorp, Inc.^	8,524	155,989
LSB Financial Corp.	1,963	37,690
MFB Corp.	100	2,625
Monarch Community Bancorp, Inc.^	3,500	40,180
MutualFirst Financial, Inc.	6,100	83,570
New Hampshire Thrift Bancshares, Inc.	3,440	42,897
New York Community Bancorp, Inc.^	366,842	6,449,082
North Central Bancshares, Inc.	1,900	61,997
Ocwen Financial Corp.*^	63,200	350,128
Parkvale Financial Corp.	4,252	117,993
People’s United Financial, Inc.^	567,764	10,106,199
PFF Bancorp, Inc.^	24,200	291,368
Provident Community Bancshares, Inc.	200	3,800
Provident Financial Holdings, Inc.	11,160	183,694
Radian Group, Inc.^	11,400	133,152
Southern Missouri Bancorp, Inc.	2,002	28,008
Sovereign Bancorp, Inc.^	317,300	3,617,220
Teche Holding Co.	1,062	39,559
TF Financial Corp.^	3,651	89,961
United Community Financial Corp./Ohio^	47,300	261,096
Washington Savings Bank FSB/Maryland	220	1,155
WSFS Financial Corp.^	11,520	578,304

		32,963,712

Total Financials		181,445,962

Health Care (8.9%)
Biotechnology (0.3%)
Celsion Corp.*	15,000	44,550
Theravance, Inc.*^	175,000	3,412,500
Trimeris, Inc.*^	30,300	211,494

		3,668,544

Health Care Equipment & Supplies (3.3%)
Allied Healthcare Products, Inc.*	4,200	30,450
Angeion Corp.*	5,330	50,368
Atrion Corp.^	440	56,100
Beckman Coulter, Inc.	66,500	4,841,200
CONMED Corp.*^	47,170	1,090,099
Cooper Cos., Inc.^	87,300	3,317,400
Datascope Corp.^	16,713	608,353
Edwards Lifesciences Corp.*^	170,600	7,845,894
Hillenbrand Industries, Inc.^	107,500	5,990,975
Hospira, Inc.*	110,490	4,711,294
Integra LifeSciences Holdings Corp.*^	490	20,546
Invacare Corp.^	13,600	342,720
Kewaunee Scientific Corp.	3,700	72,853
National Dentex Corp.*	7,210	116,225
Orthofix International N.V.*	14,971	867,869
Osteotech, Inc.*	4,039	31,585
Span-America Medical Systems, Inc.	4,200	47,502
Theragenics Corp.*	42,742	153,016
West Pharmaceutical Services, Inc.^	118,400	4,805,856
Zoll Medical Corp.*	7,341	196,152

		35,196,457

Health Care Providers & Services (1.0%)
Advocat, Inc.*^	2,554	28,145
Almost Family, Inc.*^	3,040	58,854
Amedisys, Inc.*^	3,900	189,228
AMERIGROUP Corp.*^	6,163	224,641
Apria Healthcare Group, Inc.*^	50,100	1,080,657
BioScrip, Inc.*	61,200	473,076
Gentiva Health Services, Inc.*^	22,650	431,256
Hanger Orthopedic Group, Inc.*^	32,480	357,605
HealthSouth Corp.*^	246,140	5,168,940
IntegraMed America, Inc.*^	124	1,426
Kindred Healthcare, Inc.*^	51,560	1,287,969
MedCath Corp.*^	14,100	346,296
PharMerica Corp.*^	1	14
RehabCare Group, Inc.*^	30,840	695,750
Res-Care, Inc.*^	31,500	792,540
Skilled Healthcare Group, Inc.*^	1,123	16,430

		11,152,827

Life Sciences Tools & Services (2.1%)
Albany Molecular Research, Inc.*^	9,100	130,858
Bio-Rad Laboratories, Inc., Class A*^	1,100	113,982
Bruker BioSciences Corp.*	950	12,635
Cambrex Corp.^	46,800	392,184
Harvard Bioscience, Inc.*^	520	2,382
Illumina, Inc.*	3,010	178,372
Invitrogen Corp.*	44,100	4,119,381
PAREXEL International Corp.*^	12,206	589,550
PerkinElmer, Inc.	15,640	406,953

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

PharmaNet Development Group, Inc.*^	15,810	$619,910
Thermo Fisher Scientific, Inc.*	176,400	10,174,752
Varian, Inc.*	91,560	5,978,868

		22,719,827

Pharmaceuticals (2.2%)
Barr Pharmaceuticals, Inc.*	161,900	8,596,890
Endo Pharmaceuticals Holdings, Inc.*	164,600	4,389,882
Impax Laboratories, Inc.*	442,600	4,912,860
King Pharmaceuticals, Inc.*	340,500	3,486,720
Perrigo Co.^	50,132	1,755,121
Replidyne, Inc.*^	37,000	114,700
ViroPharma, Inc.*^	13,700	108,778

		23,364,951

Total Health Care		96,102,606

Industrials (17.5%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*^	127,000	14,447,520
Ducommun, Inc.*	2,600	98,800
Edac Technologies Corp.*	6,700	65,526
Esterline Technologies Corp.*	20	1,035
Goodrich Corp.	49,400	3,488,134
Herley Industries, Inc.*	18,210	250,387
Hexcel Corp.*^	210,200	5,103,656
Orbital Sciences Corp.*^	3,930	96,364
Sypris Solutions, Inc.^	1,956	11,932
Teledyne Technologies, Inc.*	13,700	730,621
Triumph Group, Inc.^	20,990	1,728,526

		26,022,501

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*^	14,422	361,992

Airlines (0.8%)
Mesa Air Group, Inc.*	19,274	59,557
Northwest Airlines Corp.*^	313,580	4,550,046
Pinnacle Airlines Corp.*^	26,800	408,700
Republic Airways Holdings, Inc.*	56,512	1,107,070
SkyWest, Inc.	43,640	1,171,734
U.S. Airways Group, Inc.*^	1,000	14,710
UAL Corp.*^	41,800	1,490,588

		8,802,405

Building Products (0.3%)
Ameron International Corp.^	13,800	1,271,670
Armstrong World Industries, Inc.*	34,580	1,387,004
Universal Forest Products, Inc.^	30,100	886,746

		3,545,420

Commercial Services & Supplies (2.3%)
A.T. Cross Co., Class A*^	4,950	49,401
Allied Waste Industries, Inc.*	328,254	3,617,359
Amrep Corp.^	1,900	58,045
Avalon Holdings Corp., Class A*	1,660	8,881
Bowne & Co., Inc.^	42,300	744,480
CDI Corp.^	17,020	412,905
Champion Industries, Inc.	13,540	61,201
Comfort Systems USA, Inc.^	39,270	501,871
Consolidated Graphics, Inc.*	230	10,999
Copart, Inc.*	119,300	5,076,215
Deluxe Corp.^	79,140	2,602,915
Ecology And Environment, Inc., Class A	5,428	60,196
Exponent, Inc.*^	10,000	270,400
GeoEye, Inc.*^	9,040	304,196
GP Strategies Corp.*	8,950	95,317
Heidrick & Struggles International, Inc.^	2,700	100,197
IKON Office Solutions, Inc.^	1,500	19,530
Kelly Services, Inc., Class A^	33,700	628,842
Layne Christensen Co.*^	9	443
Nashua Corp.*	6,700	77,854
National Technical Systems, Inc.*	190	1,326
North American Galvanizing & Coatings, Inc.*^	8,916	54,120
R.R. Donnelley & Sons Co.	138,800	5,238,312
RCM Technologies, Inc.*	3,142	18,475
Spherion Corp.*	27,673	201,459
United Stationers, Inc.*^	80,900	3,738,389
Viad Corp.^	24,110	761,394
Virco Manufacturing Corp.	17,850	131,733
Waste Industries USA, Inc.^	2,283	82,873

		24,929,328

Construction & Engineering (1.1%)
Granite Construction, Inc.^	55,400	2,004,372
Meadow Valley Corp.*	1,770	22,532
Michael Baker Corp.*	10,100	415,110
Northwest Pipe Co.*^	80	3,131
Perini Corp.*	22,685	939,613
Shaw Group, Inc.*	3,696	223,386
URS Corp.*	148,400	8,062,572

		11,670,716

Electrical Equipment (0.8%)
Acuity Brands, Inc.^	11,530	518,850
AZZ, Inc.*^	200	5,670
Chase Corp.	2,200	55,550
Espey Manufacturing & Electronics Corp.	320	6,010
II-VI, Inc.*^	370	11,304
Preformed Line Products Co.^	4,112	244,664
Regal-Beloit Corp.^	55,900	2,512,705
SL Industries, Inc.*	7,300	146,876
Superior Essex, Inc.*^	1,860	44,640
Woodward Governor Co.^	69,012	4,689,365

		8,235,634

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	105,400	3,902,962
Standex International Corp.^	25,200	439,740
Teleflex, Inc.	96,179	6,060,239

		10,402,941

Machinery (6.5%)
AGCO Corp.*	156,700	10,652,466
Astec Industries, Inc.*^	260	9,669
Baldwin Technology Co. Inc., Class A*	22,270	105,114
Barnes Group, Inc.^	10,300	343,917
CIRCOR International, Inc.	70	3,245
Dover Corp.	128,895	5,940,771
Eastern Co.^	6,320	115,909
FreightCar America, Inc.^	19,500	682,500
Gehl Co.*^	17,900	287,116
Hardinge, Inc.^	16,861	282,928
Harsco Corp.	42,500	2,722,975
Hurco Cos., Inc.*^	8,153	355,878
Joy Global, Inc.	160,130	10,539,757
K-Tron International, Inc.*^	3,800	453,150
Kadant, Inc.*	1,510	44,802
Kennametal, Inc.	171,548	6,494,807
L.S. Starrett Co., Class A	9,600	162,336
Lydall, Inc.*	17,890	188,203
Manitowoc Co., Inc.^	11,404	556,857
Mfri, Inc.*^	880	9,390
Mueller Industries, Inc.	64,100	1,858,259
NACCO Industries, Inc., Class A^	10,470	1,043,754
Pentair, Inc.	100,100	3,484,481
Robbins & Myers, Inc.	21,860	1,653,272

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

SPX Corp.	149,740	$15,400,759
Tennant Co.	1,000	44,290
Toro Co.^	112,400	6,119,056
Trinity Industries, Inc.^	240	6,662
Twin Disc, Inc.^	6,780	479,821
Watts Water Technologies, Inc., Class A^	300	8,940
Xerium Technologies, Inc.^	18,600	96,720

		70,147,804

Marine (0.4%)
American Commercial Lines, Inc.*^	249,400	4,050,256
B&H Ocean Carriers Ltd.*	10,100	153,520
International Shipholding Corp.*^	10,400	226,720

		4,430,496

Road & Rail (1.0%)
Avis Budget Group, Inc.*	222,600	2,893,800
Dollar Thrifty Automotive Group, Inc.*^	120	2,841
Ryder System, Inc	87,800	4,127,478
Saia, Inc.*	15,396	204,767
Werner Enterprises, Inc.^	220,600	3,756,818

		10,985,704

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.^	82,245	2,386,750
Genesis Lease Ltd. (ADR)^	214,100	4,016,516
Industrial Distribution Group, Inc.*	11,700	133,965
Kaman Corp.	2,859	105,239
Rush Enterprises, Inc., Class A*^	99,600	1,810,728
Rush Enterprises, Inc., Class B*	11,850	210,930
Willis Lease Finance Corp.*	9,270	116,246

		8,780,374

Total Industrials		188,315,315

Information Technology (15.8%)
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*^	293,100	4,557,705
Avici Systems, Inc.	20,600	163,358
Black Box Corp.^	32,000	1,157,440
Communications Systems, Inc.^	13,200	156,948
Digi International, Inc.*^	13,659	193,821
JDS Uniphase Corp.*^	319,500	4,249,350
Network Equipment Technologies, Inc.*^	33,990	286,196
Tekelec*^	102,150	1,276,875
Tollgrade Communications, Inc.*	15,100	121,102

		12,162,795

Computers & Peripherals (1.5%)
Astro-Med, Inc.^	2,650	26,129
Diebold, Inc.	190,935	5,533,296
Electronics for Imaging, Inc.*^	93,612	2,104,398
Emulex Corp.*	57,280	934,809
Key Tronic Corp.*	14,440	60,215
NCR Corp.*	53,200	1,335,320
Sun Microsystems, Inc.*	323,300	5,861,429

		15,855,596

Electronic Equipment & Instruments (3.6%)
ADDvantage Technologies Group, Inc.*^	15,720	96,992
Agilysys, Inc.^	8,864	134,024
Allied Motion Technologies, Inc.*	5,050	23,483
Arrow Electronics, Inc.*	303,991	11,940,767
Avnet, Inc.*	113,190	3,958,254
AVX Corp.^	69,000	925,980
Coherent, Inc.*	1,486	37,254
CTS Corp.^	45,000	446,850
FARO Technologies, Inc.*	5	136
Flextronics International Ltd.*	564,000	6,801,840
Gerber Scientific, Inc.*^	200	2,160
Insight Enterprises, Inc.*^	18,678	340,687
KEMET Corp.*^	149,670	992,312
Kingboard Laminates Holdings Ltd.	4,454,000	3,004,596
Mesa Laboratories, Inc.^	600	15,195
O.I. Corp.	4,500	53,775
Sigmatron International, Inc.*	5,320	39,847
SMART Modular Technologies (WWH), Inc.*^	40,458	411,862
Spectrum Control, Inc.*	17,470	269,038
Technitrol, Inc.	7,240	206,919
TESSCO Technologies, Inc.*^	6,225	112,424
TTM Technologies, Inc.*^	2,864	33,394
Vicon Industries, Inc.*	6,640	63,744
Vishay Intertechnology, Inc.*	753,150	8,593,442
Zones, Inc.*^	16,340	176,962
Zygo Corp.*^	11,342	141,321

		38,823,258

Internet Software & Services (0.1%)
United Online, Inc.^	44,811	529,666

IT Services (1.1%)
BearingPoint, Inc.*^	452,700	1,281,141
CACI International, Inc., Class A*^	140,900	6,308,093
CIBER, Inc.*^	71,600	437,476
Computer Task Group, Inc.*^	10,991	60,780
CSP, Inc.*	1,330	8,871
Edgewater Technology, Inc.*	8,800	64,240
Gevity HR, Inc.^	25,900	199,171
MAXIMUS, Inc.^	10,330	398,841
MPS Group, Inc.*	186,680	2,042,279
Perot Systems Corp., Class A*	87,734	1,184,409
TechTeam Global, Inc.*	9,194	115,845

		12,101,146

Office Electronics (0.4%)
Zebra Technologies Corp., Class A*	128,770	4,468,319

Semiconductors & Semiconductor Equipment (6.7%)
Amkor Technology, Inc.*	125,908	1,073,995
Analog Devices, Inc	256,800	8,140,560
ASML Holding N.V. (N.Y. Shares)	33,954	1,062,421
Cirrus Logic, Inc.*	61,313	323,733
Fairchild Semiconductor International, Inc.*	321,600	4,640,688
FEI Co.*^	28,200	700,206
International Rectifier Corp.*	141,485	4,806,245
IXYS Corp.*	18,290	146,686
KLA-Tencor Corp.	111,300	5,360,208
Kulicke & Soffa Industries, Inc.*^	6,800	46,648
LSI Corp.*	1,001,700	5,319,027
Mattson Technology, Inc.*^	12,700	108,712
Maxim Integrated Products, Inc.	305,175	8,081,034
Micron Technology, Inc.*	622,300	4,511,675
MKS Instruments, Inc.*^	71,090	1,360,663
Novellus Systems, Inc.*	11,747	323,865
ON Semiconductor Corp.*^	7,653	67,959
Pericom Semiconductor Corp.*	27,166	508,004
Skyworks Solutions, Inc.*^	209,400	1,779,900
Standard Microsystems Corp.*^	21,971	858,407
Teradyne, Inc.*	552,700	5,714,918
TriQuint Semiconductor, Inc.*	1,768	11,722

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

Varian Semiconductor Equipment Associates, Inc.*	266,971	$9,877,927
Verigy Ltd.*	228,715	6,214,186
White Electronic Designs Corp.*^	2,249	10,435
Zoran Corp.*	55,380	1,246,604

		72,296,428

Software (1.3%)
American Software, Inc., Class A^	9,630	81,855
BMC Software, Inc.*	110,224	3,928,383
JDA Software Group, Inc.*	31,979	654,290
Lawson Software, Inc.*^	16,300	166,912
McAfee, Inc.*	134,900	5,058,750
Mentor Graphics Corp.*	4,098	44,177
NetScout Systems, Inc.*^	670	8,556
SPSS, Inc.*^	15,647	561,884
Sybase, Inc.*	106,525	2,779,237
Synopsys, Inc.*	12,343	320,054
Taleo Corp., Class A*	2,850	84,873

		13,688,971

Total Information Technology		169,926,179

Materials (9.3%)
Chemicals (6.8%)
Agrium, Inc.	77,100	5,567,391
American Pacific Corp.*^	10,300	175,615
Arch Chemicals, Inc.^	23,735	872,261
Celanese Corp., Class A	168,970	7,150,810
CF Industries Holdings, Inc.	79,379	8,736,453
Chemtura Corp.	424,700	3,312,660
Cytec Industries, Inc.	193,230	11,899,103
FMC Corp.	226,600	12,361,030
Innospec, Inc.	40,502	695,014
International Flavors & Fragrances, Inc.	148,400	7,142,492
LSB Industries, Inc.*	14,590	411,730
OM Group, Inc.*^	16,570	953,438
Penford Corp.^	11,114	284,407
Rhodia S.A.*	111,867	4,317,857
Rockwood Holdings, Inc.*^	49,361	1,639,773
Scotts Miracle-Gro Co., Class A	25,019	936,211
Sensient Technologies Corp.	57,220	1,618,182
Stepan Co.^	8,579	279,075
Terra Industries, Inc.*^	102,500	4,895,400

		73,248,902

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*^	2,070	62,824

Containers & Packaging (1.5%)
AEP Industries, Inc.*^	8,600	275,286
Greif, Inc., Class A	70,500	4,608,585
Owens-Illinois, Inc.*	149,800	7,415,100
Pactiv Corp.*	86,400	2,300,832
Rock-Tenn Co., Class A^	60,400	1,534,764
UFP Technologies, Inc.*	7,913	58,161

		16,192,728

Metals & Mining (0.9%)
Cleveland-Cliffs, Inc.^	54,840	5,527,872
Commercial Metals Co.	41,502	1,222,234
Friedman Industries, Inc.	4,340	27,559
Olympic Steel, Inc.^	11,790	373,861
Reliance Steel & Aluminum Co.	10,500	569,100
Rock of Ages Corp.*	4,370	21,850
Schnitzer Steel Industries, Inc., Class A^	15,756	1,089,212
Steel Dynamics, Inc.	21,470	1,278,968
Synalloy Corp.	2,124	36,511
U.S. Energy Corp.^	28,795	122,379

		10,269,546

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	60,346	754,325

Total Materials		100,528,325

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.3%)
Atlantic Tele-Network, Inc.^	4,250	143,565
CenturyTel, Inc.	129,550	5,371,143
D&E Communications, Inc.^	19,756	285,474
Embarq Corp.	73,200	3,625,596
Gilat Satellite Networks Ltd.*^	40,330	414,996
Golden Telecom, Inc.*^	23,581	2,380,502
HickoryTech Corp.	1,046	9,790
Hungarian Telephone & Cable Corp.*^	1,087	19,229
Premiere Global Services, Inc.*^	86,560	1,285,416
SureWest Communications^	23,528	402,329

		13,938,040

Wireless Telecommunication Services (0.0%)
USA Mobility, Inc.*^	42,493	607,650

Total Telecommunication Services		14,545,690

Utilities (4.7%)
Electric Utilities (2.5%)
Central Vermont Public Service Corp.^	830	25,597
El Paso Electric Co.*	1,360	34,775
Empire District Electric Co.^	2,910	66,290
Maine & Maritimes Corp.*^	2,600	86,450
Northeast Utilities	191,800	6,005,258
Pepco Holdings, Inc.	181,100	5,311,663
Pinnacle West Capital Corp.	34,790	1,475,444
Portland General Electric Co.	54,000	1,500,120
Sierra Pacific Resources	320,000	5,433,600
UIL Holdings Corp.^	41,100	1,518,645
Unisource Energy Corp.	60,110	1,896,471
Unitil Corp.	100	2,840
Westar Energy, Inc.^	114,300	2,964,942

		26,322,095

Gas Utilities (0.6%)
AGL Resources, Inc.	31,000	1,166,840
Delta Natural Gas Co., Inc.	100	2,525
Energy West, Inc.	2,884	41,818
RGC Resources, Inc.	1,290	39,022
UGI Corp.	199,100	5,425,475

		6,675,680

Multi-Utilities (1.6%)
Alliant Energy Corp.^	123,960	5,043,932
Black Hills Corp.^	10,100	445,410
CH Energy Group, Inc.^	13,870	617,770
Florida Public Utilities Co.	100	1,175
MDU Resources Group, Inc.	147,150	4,062,812
Wisconsin Energy Corp.	142,100	6,921,691

		17,092,790

Water Utilities (0.0%)
Artesian Resources Corp., Class A	1,467	27,726

Total Utilities		50,118,291

Total Common Stocks (97.3%)
(Cost $993,699,343)		1,046,784,196

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Real Estate Investment Trust (REIT) (0.1%)
Thornburg Mortgage, Inc. (REIT), 10.000%	24,800	$595,200

Total Convertible Preferred Stocks (0.1%)
(Cost $645,806)		595,200

	Principal Amount

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (26.1%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$7,367,307	7,367,307
Banco Comercial Portugues S.A.
5.42%, 1/2/08	9,209,133	9,209,133
5.40%, 1/4/08	3,683,653	3,683,653
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	3,683,653	3,683,653
Banco Espirito Santo S.A.
4.94%, 1/15/08	11,050,960	11,050,960
5.30%, 1/18/08	2,455,769	2,455,769
Barclays plc/Seoul
5.27%, 1/22/08	3,069,711	3,069,711
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	2,701,346	2,701,346
Beta Finance, Inc.
4.37%, 1/31/08 (l)	491,154	491,154
4.37%, 3/10/08 (l)	1,227,826	1,227,826
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	3,069,711	3,069,711
4.94%, 1/31/08	12,278,844	12,278,844
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	5,893,846	5,893,846
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	3,683,653	3,683,653
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	2,875,460	2,875,460
Comerica Bank
5.05%, 3/16/09 (l)	1,227,792	1,227,792
Credit Industriel et Commercial/London
5.26%, 1/16/08	6,139,422	6,139,422
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	54,399,697	54,399,697
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	3,192,500	3,192,500
Depfa Bank plc
4.87%, 1/7/08	4,870,075	4,870,075
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	1,227,884	1,227,884
Fifth Third Bancorp
4.91%, 8/22/08 (l)	368,362	368,362
First Tennessee Bank
5.06%, 8/15/08 (l)	11,050,487	11,050,487
General Electric Capital Corp.
4.40%, 3/12/10 (l)	491,154	491,154
Glitnir banki hf
5.09%, 1/15/08 (l)	6,139,422	6,139,422
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	2,455,769	2,455,769
4.41%, 3/27/09 (l)	3,438,076	3,438,076
Hartford Life, Inc.
5.36%, 12/31/08 (l)	982,308	982,308
HBOS Treasury Services plc
5.20%, 3/11/08	1,841,827	1,841,827
ING Bank N.V./Amsterdam
4.87%, 1/7/08	6,139,422	6,139,422
IXIS Corporate & Investment Bank
4.91%, 2/15/08	3,069,711	3,069,711
K2 (USA) LLC
4.37%, 5/29/09 (l)	4,909,515	4,909,515
4.37%, 6/18/09 (l)	6,136,663	6,136,663
KBC Groep N.V./London
5.08%, 1/22/08	1,841,827	1,841,827
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	7,367,162	7,367,162
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	3,069,711	3,069,711
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	429,760	429,760
5.08%, 8/21/09 (l)	3,069,676	3,069,676
Links Finance LLC
4.37%, 6/25/09 (l)	1,841,138	1,841,138
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	3,069,711	3,069,711
Monumental Global Funding II
4.36%, 4/25/08 (l)	2,946,923	2,946,923
4.43%, 5/26/10 (l)	5,771,057	5,771,057
Morgan Stanley
5.40%, 2/9/09 (l)	9,532,466	9,532,466
4.65%, 5/7/09 (l)	6,139,422	6,139,422
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	3,683,653	3,683,653
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	9,209,133	9,209,133
Pricoa Global Funding I
4.40%, 6/25/10 (l)	3,682,733	3,682,733
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	6,139,422	6,139,422
Rheingold Securitization Ltd.
5.35%, 1/7/08	2,994,933	2,994,933
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	6,139,422	6,139,422
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	12,278,844	12,278,844
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	1,227,884	1,227,884

Total Short-Term Investments of Cash Collateral for Securities Loaned		281,256,989

Time Deposit (3.0%)
JPMorgan Chase Nassau
3.51%, 1/2/08	32,039,404	32,039,404

Total Short-Term Investments (29.1%) (Amortized Cost $313,296,393)		313,296,393

Total Investments (126.5%) (Cost/Amortized Cost $1,307,641,542)		1,360,675,789
Other Assets Less Liabilities (-26.5%)		(284,939,457)

Net Assets (100%)		$1,075,736,332

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $1,801,575 or 0.17% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$730,402,443
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$643,242,070

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,433,231
Aggregate gross unrealized depreciation	(118,340,804)

Net unrealized appreciation	$36,092,427

Federal income tax cost of investments	$1,324,583,362

At December 31, 2007, the Portfolio had loaned securities with a total value of $273,528,202. This was secured by collateral of $281,256,989 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $45,636, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the year ended December 31, 2007, the Portfolio incurred approximately $3,296 as brokerage commissions with Cowen and Co. LLC, $4,687 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $3,663 as brokerage commissions with Williams Capital Group, affiliated broker/dealers.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.4%)
Amerigon, Inc.*^	29,400	$621,516
Wonder Auto Technology, Inc.*^	82,869	917,360

		1,538,876

Distributors (0.4%)
LKQ Corp.*	71,400	1,500,828

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	8,840	369,335
Capella Education Co.*^	16,700	1,093,182
INVESTools, Inc.*^	52,000	922,480
K12, Inc.*	10,865	281,186
New Oriental Education & Technology Group (ADR)*	32,500	2,619,175

		5,285,358

Hotels, Restaurants & Leisure (3.5%)
BJ’s Restaurants, Inc.*^	56,665	921,373
Chipotle Mexican Grill, Inc., Class A*^	11,800	1,735,426
Ctrip.com International Ltd. (ADR)	27,600	1,586,172
Gaylord Entertainment Co.*	33,883	1,371,245
Great Wolf Resorts, Inc.*^	183,580	1,800,920
Pinnacle Entertainment, Inc.*	52,600	1,239,256
Red Robin Gourmet Burgers, Inc.*^	28,165	900,998
Vail Resorts, Inc.*^	31,370	1,688,020
WMS Industries, Inc.*^	68,880	2,523,763

		13,767,173

Household Durables (1.2%)
Tempur-Pedic International, Inc.	32,800	851,816
Universal Electronics, Inc.*^	120,585	4,032,362

		4,884,178

Internet & Catalog Retail (2.2%)
GSI Commerce, Inc.*^	166,230	3,241,485
Shutterfly, Inc.*^	188,421	4,827,346
U.S. Auto Parts Network, Inc.*^	53,295	432,222

		8,501,053

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.^	24,200	1,156,034

Media (1.6%)
Cinemark Holdings, Inc.^	74,686	1,269,662
DG FastChannel, Inc.*^	39,514	1,013,139
Dolan Media Co.*	36,100	1,053,037
Entravision Communications Corp., Class A*	115,865	907,223
Lodgenet Entertainment Corp.*^	105,170	1,834,165

		6,077,226

Specialty Retail (0.5%)
Dick’s Sporting Goods, Inc.*^	20,800	577,408
hhgregg, Inc.*^	56,500	777,440
Zumiez, Inc.*^	28,600	696,696

		2,051,544

Textiles, Apparel & Luxury Goods (2.4%)
Crocs, Inc.*^	53,900	1,984,059
Deckers Outdoor Corp.*^	27,100	4,202,126
Volcom, Inc.*^	64,690	1,425,121
Warnaco Group, Inc.*^	52,100	1,813,080

		9,424,386

Total Consumer Discretionary		54,186,656

Consumer Staples (1.3%)
Food Products (0.3%)
Wimm-Bill-Dann Foods OJSC (ADR)	9,200	1,205,568

Personal Products (1.0%)
Chattem, Inc.*^	43,400	3,278,436
Physicians Formula Holdings, Inc.*^	64,700	768,636

		4,047,072

Total Consumer Staples		5,252,640

Energy (4.9%)
Energy Equipment & Services (2.1%)
Core Laboratories N.V.*^	11,440	1,426,797
Lufkin Industries, Inc.	41,505	2,377,821
OYO Geospace Corp.*^	45,820	3,452,995
W-H Energy Services, Inc.*	19,905	1,118,860

		8,376,473

Oil, Gas & Consumable Fuels (2.8%)
Arena Resources, Inc.*	124,600	5,197,066
CNX Gas Corp.*^	23,200	741,240
Concho Resources, Inc.*	63,900	1,316,979
GMX Resources, Inc.*	62,500	2,017,500
PetroHawk Energy Corp.*^	92,835	1,606,974
SandRidge Energy, Inc.*^	850	30,481

		10,910,240

Total Energy		19,286,713

Financials (6.0%)
Capital Markets (2.6%)
Evercore Partners, Inc., Class A^	48,158	1,037,805
FCStone Group, Inc.*	141,215	6,500,126
Greenhill & Co., Inc.^	6,795	451,732
HFF, Inc., Class A*	120,170	930,116
Investment Technology Group, Inc.*	29,590	1,408,188

		10,327,967

Commercial Banks (0.2%)
Boston Private Financial Holdings, Inc.^	20,845	564,483

Consumer Finance (1.1%)
Cash America International, Inc.	90,025	2,907,807
Dollar Financial Corp.*^	41,500	1,273,635

		4,181,442

Diversified Financial Services (0.2%)
Portfolio Recovery Associates, Inc.^	19,900	789,433

Insurance (1.9%)
American Safety Insurance Holdings Ltd.*	28,575	561,499
eHealth, Inc.*^	26,000	834,860
First Mercury Financial Corp.*	108,625	2,650,450
Navigators Group, Inc.*	25,344	1,647,360
Tower Group, Inc	54,128	1,807,875

		7,502,044

Total Financials		23,365,369

Health Care (20.5%)
Biotechnology (1.7%)
Applera Corp.- Celera Group*	66,000	1,047,420
BioMarin Pharmaceutical, Inc.*^	38,500	1,362,900
Cubist Pharmaceuticals, Inc.*	40,890	838,654
Myriad Genetics, Inc.*^	16,475	764,769
Onyx Pharmaceuticals, Inc.*	36,600	2,035,692
Senomyx, Inc.*^	94,493	707,753

		6,757,188

Health Care Equipment & Supplies (8.4%)
American Medical Systems Holdings, Inc.*^	129,825	1,877,269
Cutera, Inc.*^	70,955	1,113,994
Cynosure, Inc., Class A*^	107,300	2,839,158

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

ev3, Inc.*	55,900	$710,489
Hansen Medical, Inc.*^	22,220	665,267
Hologic, Inc.*^	36,400	2,498,496
Idexx Laboratories, Inc.*	46,200	2,708,706
Inverness Medical Innovations, Inc.*	73,750	4,143,275
Northstar Neuroscience, Inc.*^	77,360	719,448
NuVasive, Inc.*^	40,500	1,600,560
Orthofix International N.V.*^	17,394	1,008,330
Respironics, Inc.*	29,195	1,911,689
SenoRx, Inc.*	80,168	681,428
Sirona Dental Systems, Inc.*^	48,315	1,617,586
SonoSite, Inc.*^	43,364	1,460,066
Spectranetics Corp.*^	76,142	1,167,257
SurModics, Inc.*^	30,345	1,646,823
Symmetry Medical, Inc.*^	87,680	1,528,262
Thoratec Corp.*^	92,630	1,684,940
Volcano Corp.*	87,226	1,091,197

		32,674,240

Health Care Providers & Services (3.8%)
Air Methods Corp.*^	18,900	938,763
Animal Health International, Inc.*	73,195	900,298
Centene Corp.*	97,830	2,684,455
HMS Holdings Corp.*	30,500	1,012,905
inVentiv Health, Inc.*	119,437	3,697,770
Matria Healthcare, Inc.*^	32,410	770,386
MWI Veterinary Supply, Inc.*	18,075	723,000
PSS World Medical, Inc.*^	109,189	2,136,829
Psychiatric Solutions, Inc.*	56,900	1,849,250

		14,713,656

Health Care Technology (2.3%)
Eclipsys Corp.*^	140,390	3,553,271
Omnicell, Inc.*	124,968	3,365,388
Phase Forward, Inc.*^	70,000	1,522,500
Vital Images, Inc.*^	35,715	645,370

		9,086,529

Life Sciences Tools & Services (2.2%)
Bruker BioSciences Corp.*^	60,700	807,310
Exelixis, Inc.*	123,383	1,064,795
ICON plc (ADR)*	84,980	5,256,863
Varian, Inc.*	24,785	1,618,461

		8,747,429

Pharmaceuticals (2.1%)
MGI Pharma, Inc.*	59,800	2,423,694
Noven Pharmaceuticals, Inc.*^	71,000	985,480
Obagi Medical Products, Inc.*^	81,900	1,497,951
Sciele Pharma, Inc.*^	167,294	3,421,162

		8,328,287

Total Health Care		80,307,329

Industrials (20.3%)
Aerospace & Defense (2.1%)
DRS Technologies, Inc.^	19,800	1,074,546
Esterline Technologies Corp.*	26,000	1,345,500
Heico Corp.^	24,000	1,307,520
Orbital Sciences Corp.*^	23,300	571,316
Stanley, Inc.*^	33,600	1,075,872
TransDigm Group, Inc.*	39,600	1,788,732
Triumph Group, Inc.^	14,400	1,185,840

		8,349,326

Air Freight & Logistics (0.3%)
Hub Group, Inc., Class A*	49,200	1,307,736

Building Products (0.5%)
Ameron International Corp.^	22,825	2,103,324

Commercial Services & Supplies (9.0%)
Advisory Board Co.*^	30,691	1,970,055
China Security & Surveillance Technology, Inc.*^	70,500	1,539,720
Corrections Corp. of America*	35,955	1,061,032
EnergySolutions, Inc.*	5,700	153,843
FTI Consulting, Inc.*^	77,213	4,759,409
GEO Group, Inc.*	63,875	1,788,500
GeoEye, Inc.*^	43,300	1,457,045
Huron Consulting Group, Inc.*^	25,175	2,029,860
IHS, Inc., Class A*^	14,570	882,359
Innerworkings, Inc.*^	117,735	2,032,106
Interface, Inc., Class A	101,800	1,661,376
On Assignment, Inc.*^	313,378	2,196,780
Resources Connection, Inc.^	189,684	3,444,662
RSC Holdings, Inc.*^	79,100	992,705
School Specialty, Inc.*	32,560	1,124,948
Team, Inc.*^	53,500	1,957,030
TeleTech Holdings, Inc.*^	118,174	2,513,561
Waste Connections, Inc.*	63,595	1,965,086
Watson Wyatt Worldwide, Inc., Class A	34,400	1,596,504

		35,126,581

Construction & Engineering (0.2%)
Northwest Pipe Co.*^	18,175	711,370

Electrical Equipment (2.6%)
Acuity Brands, Inc.^	18,300	823,500
General Cable Corp.*^	35,205	2,579,822
J.A. Solar Holdings Co. Ltd. (ADR)*	42,300	2,952,963
Polypore International, Inc.*	77,050	1,348,375
Regal-Beloit Corp.^	23,800	1,069,810
Ultralife Batteries, Inc.*	77,900	1,569,685

		10,344,155

Machinery (4.8%)
Actuant Corp., Class A^	100,493	3,417,767
Bucyrus International, Inc., Class A^	28,720	2,854,481
CIRCOR International, Inc.	15,255	707,222
Gardner Denver, Inc.*	82,107	2,709,531
Kaydon Corp.^	24,490	1,335,685
Middleby Corp.*^	68,200	5,225,484
RBC Bearings, Inc.*	15,270	663,634
Titan International, Inc.^	57,325	1,791,979

		18,705,783

Marine (0.3%)
Diana Shipping, Inc.^	36,300	1,141,998

Trading Companies & Distributors (0.5%)
Interline Brands, Inc.*	83,830	1,836,715

Total Industrials		79,626,988

Information Technology (26.2%)
Communications Equipment (1.7%)
Comtech Group, Inc.*^	117,500	1,892,925
EMS Technologies, Inc.*	48,380	1,463,011
Harmonic, Inc.*^	54,000	565,920
Ixia*	292,538	2,773,261

		6,695,117

Computers & Peripherals (0.6%)
Avid Technology, Inc.*^	34,810	986,515
Compellent Technologies, Inc.*^	59,785	719,214
Netezza Corp.*	38,095	525,711

		2,231,440

Electronic Equipment & Instruments (1.1%)
Coherent, Inc.*	78,170	1,959,722
Dolby Laboratories, Inc., Class A*	39,770	1,977,364
Universal Display Corp.*^	24,115	498,457

		4,435,543

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

Internet Software & Services (8.3%)
Bankrate, Inc.*^	50,390	$2,423,255
CNET Networks, Inc.*^	182,810	1,670,883
DealerTrack Holdings, Inc.*^	67,887	2,272,178
Digital River, Inc.*^	33,100	1,094,617
Equinix, Inc.*^	18,200	1,839,474
Greenfield Online, Inc.*^	63,765	931,607
Internap Network Services Corp.*^	129,200	1,076,236
Internet Capital Group, Inc.*^	68,415	803,192
Knot, Inc.*^	84,307	1,343,853
Marchex, Inc., Class B^	185,565	2,015,236
Mercadolibre, Inc.*^	19,300	1,425,884
Omniture, Inc.*^	52,500	1,747,725
SAVVIS, Inc.*^	61,100	1,705,301
SkillSoft plc (ADR)*	387,870	3,708,037
Switch & Data Facilities Co., Inc.*	47,685	763,914
VistaPrint Ltd.*^	108,896	4,666,194
Vocus, Inc.*^	84,700	2,924,691

		32,412,277

IT Services (2.9%)
Forrester Research, Inc.*^	51,100	1,431,822
Gartner, Inc.*^	47,300	830,588
Global Cash Access Holdings, Inc.*^	315,307	1,910,760
Information Services Group, Inc.*^	149,400	1,023,390
SI International, Inc.*^	63,591	1,746,845
SYKES Enterprises, Inc.*	168,415	3,031,470
Wright Express Corp.*^	38,536	1,367,643

		11,342,518

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	60,495	791,275
Atheros Communications, Inc.*^	14,800	451,992
Diodes, Inc.*^	56,900	1,710,983
Eagle Test Systems, Inc.*^	58,390	746,224
Microsemi Corp.*^	146,984	3,254,226
Microtune, Inc.*^	140,100	914,853
PMC-Sierra, Inc.*^	323,100	2,113,074
Power Integrations, Inc.*	49,829	1,715,612

		11,698,239

Software (8.6%)
ACI Worldwide, Inc.*^	45,560	867,463
ANSYS, Inc.*^	52,235	2,165,663
BluePhoenix Solutions Ltd.*	119,900	2,172,588
Concur Technologies, Inc.*^	96,700	3,501,507
Double-Take Software, Inc.*^	95,200	2,067,744
Epicor Software Corp.*^	99,500	1,172,110
FactSet Research Systems, Inc.	17,420	970,294
FalconStor Software, Inc.*^	114,300	1,287,018
Giant Interactive Group, Inc. (ADR)*^	46,380	602,012
Interactive Intelligence, Inc.*^	108,540	2,860,029
Lawson Software, Inc.*	233,100	2,386,944
Nuance Communications, Inc.*	64,700	1,208,596
PROS Holdings, Inc.*	96,150	1,886,463
Quality Systems, Inc.^	25,675	782,831
Secure Computing Corp.*^	229,260	2,200,896
Shanda Interactive Entertainment Ltd. (ADR)*	82,500	2,750,550
Solera Holdings, Inc.*^	131,950	3,269,721
The9 Ltd. (ADR)*^	18,700	398,684
TIBCO Software, Inc.*^	167,505	1,351,765

		33,902,878

Total Information Technology		102,718,012

Materials (2.7%)
Chemicals (2.3%)
FMC Corp.	35,300	1,925,615
Quaker Chemical Corp.^	34,275	753,022
ShengdaTech, Inc.*^	38,500	556,325
Terra Industries, Inc.*^	85,915	4,103,301
Zoltek Cos., Inc.*^	37,520	1,608,482

		8,946,745

Construction Materials (0.4%)
Texas Industries, Inc.^	21,355	1,496,985

Total Materials		10,443,730

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.3%)
Cbeyond, Inc.*^	48,000	1,871,520
Cogent Communications Group, Inc.*^	59,400	1,408,374
PAETEC Holding Corp.*^	186,200	1,815,450

		5,095,344

Wireless Telecommunication Services (0.6%)
Centennial Communications Corp.*	118,000	1,096,220
Virgin Mobile USA, Inc., Class A*	132,100	1,174,369

		2,270,589

Total Telecommunication Services		7,365,933

Total Common Stocks (97.6%)
(Cost $377,384,962)		382,553,370

	Principal Amount

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (31.4%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$3,228,397	3,228,397
Banco Comercial Portugues S.A.
5.42%, 1/2/08	4,035,496	4,035,496
5.40%, 1/4/08	1,614,199	1,614,199
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	1,614,198	1,614,198
Banco Espirito Santo S.A.
4.94%, 1/15/08	4,842,597	4,842,597
5.30%, 1/18/08	1,076,132	1,076,132
Barclays plc/Seoul
5.27%, 1/22/08	1,345,165	1,345,165
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	1,183,745	1,183,745
Beta Finance, Inc.
4.37%, 1/31/08 (l)	215,226	215,226
4.37%, 3/10/08 (l)	538,041	538,041
Caixa Geral de Depositos S.A.
4.94%, 1/31/08	5,380,663	5,380,663
5.05%, 1/2/08	1,345,165	1,345,165
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	2,582,718	2,582,718
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	1,614,199	1,614,199
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	1,260,043	1,260,043
Comerica Bank
5.05%, 3/16/09 (l)	538,026	538,026
Credit Industriel et Commercial/London
5.26%, 1/16/08	2,690,331	2,690,331
Credit Suisse (USA) LLC,
Repurchase Agreement
4.69%, 1/2/08 (r)	23,838,269	23,838,269
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	1,398,972	1,398,972
Depfa Bank plc
4.87%, 1/7/08	2,134,096	2,134,096

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

	Principal Amount	Value (Note 1)
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	$538,066	$538,066
Fifth Third Bancorp
4.91%, 8/22/08 (l)	161,418	161,418
First Tennessee Bank
5.06%, 8/15/08 (l)	4,842,390	4,842,390
General Electric Capital Corp.
4.40%, 3/12/10 (l)	215,226	215,226
Glitnir banki hf
5.09%, 1/15/08 (l)	2,690,331	2,690,331
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	1,076,132	1,076,132
4.41%, 3/27/09 (l)	1,506,585	1,506,585
Hartford Life, Inc.
5.36%, 12/31/08 (l)	430,453	430,453
HBOS Treasury Services plc
5.20%, 3/11/08	807,099	807,099
ING Bank N.V./Amsterdam
4.87%, 1/7/08	2,690,331	2,690,331
IXIS Corporate & Investment Bank
4.91%, 2/15/08	1,345,165	1,345,165
K2 (USA) LLC
4.37%, 5/29/09 (l)	2,151,378	2,151,378
4.37%, 6/18/09 (l)	2,689,122	2,689,122
KBC Groep N.V./London
5.08%, 1/22/08	807,099	807,099
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	3,228,334	3,228,334
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	1,345,165	1,345,165
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	188,323	188,323
5.08%, 8/21/09 (l)	1,345,150	1,345,150
Links Finance LLC
4.37%, 6/25/09 (l)	806,797	806,797
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	1,345,165	1,345,165
Monumental Global Funding II
4.36%, 4/25/08 (l)	1,291,359	1,291,359
4.43%, 5/26/10 (l)	2,528,911	2,528,911
Morgan Stanley
4.65%, 5/7/09 (l)	2,690,331	2,690,331
5.40%, 2/9/09 (l)	4,177,183	4,177,183
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	1,614,199	1,614,199
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	4,035,496	4,035,496
Pricoa Global Funding I
4.40%, 6/25/10 (l)	1,613,795	1,613,795
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	2,690,331	2,690,331
Rheingold Securitization Ltd.
5.35%, 1/7/08	1,312,397	1,312,397
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	2,690,331	2,690,331
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	5,380,663	5,380,663
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	538,066	538,066

Short-Term Investments of Cash Collateral for Securities Loaned		123,248,469

Time Deposit (2.4%)
JPMorgan Chase Nassau
3.51%, 1/2/08	9,227,188	9,227,188

Total Short-Term Investments (33.8%)
(Amortized Cost $132,475,657)		132,475,657

Total Investments (131.4%)
(Cost/Amortized Cost $509,860,619)		515,029,027
Other Assets Less Liabilities (-31.4%)		(122,991,896)

Net Assets (100%)		$392,037,131

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$695,308,235
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$608,138,536

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 32,611,708
Aggregate gross unrealized depreciation	(31,669,687)

Net unrealized appreciation	$942,021

Federal income tax cost of investments	$514,087,006

At December 31, 2007, the Portfolio had loaned securities with a total value of $118,938,558. This was secured by collateral of $123,248,469 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2007, the Portfolio incurred approximately $1,406 as brokerage commissions with Raymond James & Associates, Inc., and $7,416 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio utilized net capital loss carryforward of $9,518,049 during 2007.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.5%)
ArvinMeritor, Inc.^	541,953	$6,357,109
Gentex Corp.	114,050	2,026,668

		8,383,777

Automobiles (0.9%)
Monaco Coach Corp.^	323,800	2,875,344
Thor Industries, Inc.^	198,200	7,533,582
Winnebago Industries, Inc.^	215,500	4,529,810

		14,938,736

Diversified Consumer Services (1.6%)
Bright Horizons Family Solutions, Inc.*	182,500	6,303,550
Matthews International Corp., Class A	236,100	11,066,007
Regis Corp.	288,000	8,052,480

		25,422,037

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*	103,000	5,121,160
Morton’s Restaurant Group, Inc.*^	366,625	3,420,611
Red Robin Gourmet Burgers, Inc.*	243,889	7,802,009

		16,343,780

Household Durables (1.6%)
Bassett Furniture Industries, Inc.^	19,600	183,064
D.R. Horton, Inc.	88,400	1,164,228
Ethan Allen Interiors, Inc.^	315,200	8,983,200
Hooker Furniture Corp.^	246,400	4,952,640
La-Z-Boy, Inc.^	373,900	2,965,027
M.D.C. Holdings, Inc.^	118,300	4,392,479
M/I Homes, Inc.^	285,700	2,999,850
Russ Berrie & Co., Inc.*^	33,300	544,788

		26,185,276

Leisure Equipment & Products (0.7%)
Brunswick Corp.	201,900	3,442,395
Polaris Industries, Inc.	173,708	8,298,031

		11,740,426

Media (1.3%)
Entercom Communications Corp., Class A^	237,800	3,255,482
Entravision Communications Corp., Class A*	1,616,850	12,659,936
Lions Gate Entertainment Corp.*^	503,700	4,744,854

		20,660,272

Multiline Retail (0.3%)
Fred’s, Inc., Class A^	216,400	2,083,932
Tuesday Morning Corp.^	411,505	2,086,330

		4,170,262

Specialty Retail (4.2%)
Aeropostale, Inc.*	138,800	3,678,200
Brown Shoe Co., Inc.^	998,726	15,150,674
Charlotte Russe Holding, Inc.*^	212,107	3,425,528
Charming Shoppes, Inc.*^	673,300	3,642,553
Christopher & Banks Corp.^	324,500	3,715,525
Collective Brands, Inc.*^	214,110	3,723,373
Group 1 Automotive, Inc.^	278,300	6,609,625
HOT Topic, Inc.*^	286,200	1,665,684
Men’s Wearhouse, Inc.^	73,700	1,988,426
Pacific Sunwear of California, Inc.*	560,000	7,901,600
Pier 1 Imports, Inc.*^	472,000	2,468,560
Stein Mart, Inc.^	484,200	2,295,108
TravelCenters of America LLC*	404,610	5,057,625
West Marine, Inc.*^	335,300	3,010,994
Zale Corp.*^	155,000	2,489,300

		66,822,775

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.*	240,000	4,644,000
Timberland Co., Class A*	135,100	2,442,608
Warnaco Group, Inc.*	201,700	7,019,160

		14,105,768

Total Consumer Discretionary		208,773,109

Consumer Staples (1.5%)
Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	242,800	7,189,308
Pantry, Inc.*^	201,504	5,265,300

		12,454,608

Household Products (0.2%)
Central Garden & Pet Co., Class A*	461,400	2,473,104

Personal Products (0.2%)
Prestige Brands Holdings, Inc.*^	481,700	3,603,116

Tobacco (0.3%)
Universal Corp.^	101,000	5,173,220

Total Consumer Staples		23,704,048

Energy (6.9%)
Energy Equipment & Services (3.6%)
Atwood Oceanics, Inc.*	49,500	4,961,880
Bristow Group, Inc.*^	100,000	5,665,000
Complete Production Services, Inc.*	255,600	4,593,132
Global Industries Ltd.*	78,400	1,679,328
Helix Energy Solutions Group, Inc.*	127,700	5,299,550
Hercules Offshore, Inc.*^	186,800	4,442,104
Key Energy Services, Inc.*	295,400	4,250,806
Oceaneering International, Inc.*	112,500	7,576,875
Oil States International, Inc.*^	125,000	4,265,000
Rowan Cos., Inc.	59,000	2,328,140
Tidewater, Inc.	27,600	1,514,136
Unit Corp.*	60,800	2,812,000
W-H Energy Services, Inc.*	158,000	8,881,180

		58,269,131

Oil, Gas & Consumable Fuels (3.3%)
Forest Oil Corp.*	146,600	7,453,144
Foundation Coal Holdings, Inc.	153,000	8,032,500
General Maritime Corp.^	17,100	418,095
Goodrich Petroleum Corp.*	255,100	5,770,362
Overseas Shipholding Group, Inc.	72,600	5,403,618
Teekay Corp.^	39,346	2,093,601
TXCO Resources, Inc.*^	1,191,574	14,370,382
Venoco, Inc.*	456,700	9,102,031

		52,643,733

Total Energy		110,912,864

Financials (17.9%)
Capital Markets (1.4%)
Apollo Investment Corp.^	265,800	4,531,890
Knight Capital Group, Inc., Class A*^	289,798	4,173,091
Waddell & Reed Financial, Inc.	398,400	14,378,256

		23,083,237

Commercial Banks (5.3%)
AMCORE Financial, Inc.^	229,800	5,216,460
Bank of the Ozarks, Inc.^	519,178	13,602,464
Chemical Financial Corp.^	187,300	4,455,867
First Community Bancorp, Inc./California	126,701	5,225,149
First Indiana Corp.	91,800	2,937,600

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Intervest Bancshares Corp.^	231,919	$3,993,645
Peoples Bancorp, Inc./Ohio^	88,500	2,202,765
Prosperity Bancshares, Inc	349,400	10,268,866
Provident Bankshares Corp.^	196,800	4,209,552
Sterling Bancshares, Inc./Texas	409,300	4,567,788
Texas Capital Bancshares, Inc.*	483,228	8,818,911
UCBH Holdings, Inc.^	291,200	4,123,392
Wintrust Financial Corp.^	449,525	14,892,763

		84,515,222

Consumer Finance (0.4%)
Dollar Financial Corp.*^	138,850	4,261,307
United PanAm Financial Corp.*^	529,861	2,712,888

		6,974,195

Insurance (4.9%)
American National Insurance Co.	21,000	2,546,040
Arthur J. Gallagher & Co.^	137,500	3,326,125
Aspen Insurance Holdings Ltd.	361,000	10,411,240
Castlepoint Holdings Ltd.	537,559	6,450,708
Erie Indemnity Co., Class A	22,100	1,146,769
IPC Holdings Ltd.^	225,700	6,515,959
Max Capital Group Ltd.	303,300	8,489,367
Montpelier Reinsurance Holdings Ltd.^	358,200	6,092,982
National Financial Partners Corp.	131,100	5,979,471
Old Republic International Corp.	439,000	6,764,990
Protective Life Corp.	126,700	5,197,234
RLI Corp.	70,900	4,026,411
Security Capital Assurance Ltd.^	477,600	1,857,864
StanCorp Financial Group, Inc.	67,200	3,385,536
Tower Group, Inc.^	184,969	6,177,965

		78,368,661

Real Estate Investment Trusts (REITs) (4.4%)
Arbor Realty Trust, Inc. (REIT)^	124,700	2,008,917
Corporate Office Properties Trust SBI/Maryland (REIT)^	190,894	6,013,161
Cousins Properties, Inc. (REIT)^	150,300	3,321,630
Digital Realty Trust, Inc. (REIT)	198,700	7,624,119
Extra Space Storage, Inc. (REIT)^	364,200	5,204,418
Home Properties, Inc. (REIT)	189,200	8,485,620
JER Investors Trust, Inc. (REIT)^	265,264	2,856,893
LaSalle Hotel Properties (REIT)	103,809	3,311,507
MFA Mortgage Investments, Inc. (REIT)	1,270,100	11,748,425
Mid-America Apartment Communities, Inc. (REIT)	237,100	10,136,025
Newcastle Investment Corp. (REIT)^	212,800	2,757,888
Sunstone Hotel Investors, Inc. (REIT)	177,100	3,239,159
Washington Real Estate Investment Trust (REIT)^	139,100	4,369,131

		71,076,893

Thrifts & Mortgage Finance (1.5%)
BankUnited Financial Corp., Class A^	576,000	3,974,400
Brookline Bancorp, Inc.^	562,700	5,717,032
Corus Bankshares, Inc.^	206,200	2,200,154
NewAlliance Bancshares, Inc.^	370,300	4,265,856
PMI Group, Inc.^	179,000	2,377,120
Trustco Bank Corp./New York^	615,000	6,100,800

		24,635,362

Total Financials		288,653,570

Health Care (6.0%)
Health Care Equipment & Supplies (2.4%)
American Medical Systems Holdings, Inc.*	380,500	5,502,030
HealthTronics, Inc.*	1,001,500	4,596,885
Hillenbrand Industries, Inc.	43,500	2,424,255
STERIS Corp.	163,600	4,718,224
Symmetry Medical, Inc.*^	1,012,300	17,644,389
West Pharmaceutical Services, Inc.^	94,400	3,831,696

		38,717,479

Health Care Providers & Services (2.7%)
Emergency Medical Services Corp., Class A*	222,200	6,506,016
Five Star Quality Care, Inc.*^‡.	1,630,674	13,534,594
inVentiv Health, Inc.*	98,200	3,040,272
Magellan Health Services, Inc.*	162,000	7,554,060
PSS World Medical, Inc.*	378,400	7,405,288
Skilled Healthcare Group, Inc.*	353,100	5,165,853

		43,206,083

Life Sciences Tools & Services (0.9%)
Kendle International, Inc.*	145,300	7,108,076
PharmaNet Development Group, Inc.*	188,100	7,375,401

		14,483,477

Total Health Care		96,407,039

Industrials (19.9%)
Aerospace & Defense (0.8%)
AAR Corp.*^	180,235	6,854,337
Applied Signal Technology, Inc.	390,300	5,300,274

		12,154,611

Air Freight & Logistics (0.8%)
ABX Holdings, Inc.*^	1,254,620	5,244,312
Forward Air Corp.	141,300	4,404,321
UTi Worldwide, Inc.	191,920	3,761,632

		13,410,265

Airlines (0.5%)
AirTran Holdings, Inc.*	445,000	3,186,200
SkyWest, Inc.	202,400	5,434,440

		8,620,640

Building Products (2.1%)
American Woodmark Corp.^	130,600	2,374,308
Apogee Enterprises, Inc.	291,500	4,987,565
Builders FirstSource, Inc.*^	375,400	2,710,388
Gibraltar Industries, Inc.^	414,000	6,383,880
Insteel Industries, Inc.^	316,000	3,706,680
NCI Building Systems, Inc.*^	131,600	3,788,764
Simpson Manufacturing Co., Inc.^	122,000	3,243,980
Universal Forest Products, Inc.^	240,600	7,088,076

		34,283,641

Commercial Services & Supplies (4.5%)
ABM Industries, Inc.	180,800	3,686,512
Administaff, Inc.	113,300	3,204,124
Consolidated Graphics, Inc.*	169,100	8,086,362
Duff & Phelps Corp., Class A*	332,700	6,547,536
First Advantage Corp., Class A*	224,200	3,692,574
G&K Services, Inc., Class A	218,400	8,194,368
Knoll, Inc.	275,200	4,521,536
Korn/Ferry International*^	274,570	5,167,407
Mine Safety Appliances Co.^	157,700	8,179,899
Viad Corp.	164,500	5,194,910
Waste Connections, Inc.*	162,148	5,010,373
Watson Wyatt Worldwide, Inc., Class A	221,200	10,265,892

		71,751,493

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Construction & Engineering (0.3%)
EMCOR Group, Inc.*	206,200	$4,872,506

Electrical Equipment (2.4%)
A.O. Smith Corp.^	65,200	2,285,260
Baldor Electric Co.	24,600	828,036
Brady Corp., Class A^	190,600	6,688,154
Franklin Electric Co., Inc.^	87,700	3,356,279
Genlyte Group, Inc.*	51,700	4,921,840
Polypore International, Inc.*	472,400	8,267,000
Powell Industries, Inc.*^	71,900	3,168,633
Regal-Beloit Corp.	184,200	8,279,790

		37,794,992

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	107,000	3,962,210
Teleflex, Inc.	49,400	3,112,694

		7,074,904

Machinery (5.0%)
Altra Holdings, Inc.*	893,107	14,852,370
Briggs & Stratton Corp.^	148,700	3,369,542
CIRCOR International, Inc.^	107,100	4,965,156
Graco, Inc.	151,700	5,652,342
Kennametal, Inc.	443,600	16,794,696
Middleby Corp.*	31,500	2,413,530
Mueller Industries, Inc.	241,500	7,001,085
Mueller Water Products, Inc., Class A^	263,770	2,511,090
Nordson Corp.^	65,400	3,790,584
Timken Co.	43,100	1,415,835
Trimas Corp.*	616,600	6,529,794
Trinity Industries, Inc.^	100,200	2,781,552
Wabash National Corp.^	541,300	4,162,597
Watts Water Technologies, Inc., Class A^	135,800	4,046,840

		80,287,013

Road & Rail (1.1%)
AMERCO, Inc.*^	66,000	4,334,880
Dollar Thrifty Automotive Group, Inc.*^	215,500	5,103,040
Genesee & Wyoming, Inc., Class A*^	195,900	4,734,903
Kansas City Southern, Inc.*^	75,900	2,605,647

		16,778,470

Trading Companies & Distributors (2.0%)
Beacon Roofing Supply, Inc.*^	599,000	5,043,580
Genesis Lease Ltd. (ADR)	236,300	4,432,988
Houston Wire & Cable Co.^	571,800	8,085,252
Kaman Corp.	191,930	7,064,943
Watsco, Inc.	222,700	8,186,452

		32,813,215

Total Industrials		319,841,750

Information Technology (18.4%)
Communications Equipment (2.7%)
ADTRAN, Inc.^	164,200	3,510,596
Avocent Corp.*^	461,000	10,745,910
Comtech Telecommunications Corp.*	140,800	7,604,608
Dycom Industries, Inc.*	502,600	13,394,290
Finisar Corp.*^	1,366,300	1,981,135
Foundry Networks, Inc.*^	271,070	4,749,146
Powerwave Technologies, Inc.*^	592,300	2,386,969

		44,372,654

Computers & Peripherals (0.7%)
Avid Technology, Inc.*^	188,100	5,330,754
Diebold, Inc.	51,100	1,480,878
Electronics for Imaging, Inc.*	222,700	5,006,296

		11,817,928

Electronic Equipment & Instruments (5.5%)
Benchmark Electronics, Inc.*^	798,550	14,158,291
Brightpoint, Inc.*	942,000	14,469,120
Cognex Corp.^	271,800	5,476,770
Coherent, Inc.*	157,000	3,935,990
CPI International, Inc.*	459,579	7,858,801
FARO Technologies, Inc.*	247,000	6,713,460
Mettler-Toledo International, Inc.*	39,100	4,449,580
Plexus Corp.*	393,400	10,330,684
Rofin-Sinar Technologies, Inc.*^	108,600	5,224,746
TTM Technologies, Inc.*^	1,307,916	15,250,301

		87,867,743

Internet Software & Services (1.1%)
Digital River, Inc.*^	70,200	2,321,514
United Online, Inc.	764,700	9,038,754
ValueClick, Inc.*	297,900	6,524,010

		17,884,278

IT Services (2.0%)
BearingPoint, Inc.*^	825,700	2,336,731
CACI International, Inc., Class A*	98,500	4,409,845
Euronet Worldwide, Inc.*	238,300	7,149,000
Ness Technologies, Inc.*	392,900	3,626,467
SI International, Inc.*	194,900	5,353,903
SRA International, Inc., Class A*	132,600	3,905,070
TNS, Inc.	290,600	5,158,150

		31,939,166

Semiconductors & Semiconductor Equipment (4.6%)
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	811,700	3,457,842
Cohu, Inc.^	246,300	3,768,390
Cymer, Inc.*	120,100	4,675,493
FEI Co.*	440,000	10,925,200
Integrated Device Technology, Inc.*	495,700	5,606,367
Mattson Technology, Inc.*^	1,064,000	9,107,840
Microsemi Corp.*	362,800	8,032,392
OmniVision Technologies, Inc.*^	126,900	1,985,985
ON Semiconductor Corp.*	1,365,500	12,125,640
Semtech Corp.*	501,500	7,783,280
Teradyne, Inc.*	338,200	3,496,988
Trident Microsystems, Inc.*^	372,300	2,442,288

		73,407,705

Software (1.8%)
ACI Worldwide, Inc.*^	157,499	2,998,781
Fair Isaac Corp.^	125,800	4,044,470
Lawson Software, Inc.*	537,400	5,502,976
MicroStrategy, Inc., Class A*	58,200	5,534,820
Secure Computing Corp.*	1,177,000	11,299,200

		29,380,247

Total Information Technology		296,669,721

Materials (9.7%)
Chemicals (2.9%)
Airgas, Inc.	106,900	5,570,559
Cabot Corp.	115,800	3,860,772
Hercules, Inc.	899,800	17,411,130
Rockwood Holdings, Inc.*	275,500	9,152,110
RPM International, Inc.	264,200	5,363,260
Westlake Chemical Corp.^	281,300	5,341,887

		46,699,718

Construction Materials (0.4%)
Headwaters, Inc.*^	606,018	7,114,651

Containers & Packaging (0.9%)
AptarGroup, Inc.^	131,800	5,391,938
Bemis Co., Inc.	88,600	2,425,868

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)

Packaging Corp. of America	232,300	$6,550,860

		14,368,666

Metals & Mining (5.0%)
A.M. Castle & Co.^	375,400	10,207,126
Century Aluminum Co.*^	109,600	5,911,824
Gerdau Ameristeel Corp.	336,800	4,789,296
Haynes International, Inc.*	51,422	3,573,829
Olympic Steel, Inc.	198,119	6,282,354
Quanex Corp.^	275,600	14,303,640
Reliance Steel & Aluminum Co.	86,900	4,709,980
RTI International Metals, Inc.*	115,500	7,961,415
Schnitzer Steel Industries, Inc., Class A	187,700	12,975,701
Steel Dynamics, Inc.	153,000	9,114,210

		79,829,375

Paper & Forest Products (0.5%)
AbitibiBowater, Inc.^	87,464	1,802,633
Glatfelter^	324,300	4,965,033
Mercer International, Inc.*^	260,600	2,040,498

		8,808,164

Total Materials		156,820,574

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
Alaska Communications Systems Group, Inc.	697,300	10,459,500
NTELOS Holdings Corp.	262,300	7,787,687
PAETEC Holding Corp.*	687,400	6,702,150

Total Telecommunication Services		24,949,337

Utilities (2.5%)
Electric Utilities (0.8%)
El Paso Electric Co.*	190,300	4,865,971
IDACORP, Inc.^	189,500	6,674,190
Sierra Pacific Resources	66,400	1,127,472

		12,667,633

Gas Utilities (0.7%)
Atmos Energy Corp.	90,800	2,546,032
Energen Corp.	60,800	3,905,184
UGI Corp.	223,200	6,082,200

		12,533,416

Multi-Utilities (1.0%)
Avista Corp.	172,900	3,724,266
CMS Energy Corp.	409,900	7,124,062
Vectren Corp.	170,800	4,954,908

		15,803,236

Total Utilities		41,004,285

Total Common Stocks (97.4%)
(Cost $1,734,952,461)		1,567,736,297

	Principal Amount

SHORT-TERM INVESTMENTS:
Government Security (0.8%)
Federal Home Loan Bank
3.15%, 1/2/08 (o)(p)	$12,410,000	12,407,829

Short-Term Investments of Cash Collateral for Securities Loaned (9.8%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	4,146,031	4,146,031
Banco Comercial Portugues S.A.
5.42%, 1/2/08	5,182,539	5,182,539
5.40%, 1/4/08	2,073,016	2,073,016
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	2,073,016	2,073,016
Banco Espirito Santo S.A.
4.94%, 1/15/08	6,219,047	6,219,047
5.30%, 1/18/08	1,382,010	1,382,010
Barclays plc/Seoul
5.27%, 1/22/08	1,727,513	1,727,513
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	1,520,211	1,520,211
Beta Finance, Inc.
4.37%, 1/31/08 (l)	276,402	276,402
4.37%, 3/10/08 (l)	690,972	690,972
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	1,727,513	1,727,513
4.94%, 1/31/08	6,910,052	6,910,052
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	3,316,825	3,316,825
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	2,073,016	2,073,016
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	1,618,196	1,618,196
Comerica Bank
5.05%, 3/16/09 (l)	690,953	690,953
Credit Industriel et Commercial/London
5.26%, 1/16/08	3,455,026	3,455,026
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	30,614,015	30,614,015
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	1,796,613	1,796,613
Depfa Bank plc
4.87%, 1/7/08	2,740,687	2,740,687
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	691,005	691,005
Fifth Third Bancorp
4.91%, 8/22/08 (l)	207,300	207,300
First Tennessee Bank
5.06%, 8/15/08 (l)	6,218,781	6,218,781
General Electric Capital Corp.
4.40%, 3/12/10 (l)	276,402	276,402
Glitnir banki hf
5.09%, 1/15/08 (l)	3,455,026	3,455,026
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	1,382,010	1,382,010
4.41%, 3/27/09 (l)	1,934,815	1,934,815
Hartford Life, Inc.
5.36%, 12/31/08 (l)	552,804	552,804
HBOS Treasury Services plc
5.20%, 3/11/08	1,036,508	1,036,508
ING Bank N.V./Amsterdam
4.87%, 1/7/08	3,455,026	3,455,026
IXIS Corporate & Investment Bank
4.91%, 2/15/08	1,727,513	1,727,513
K2 (USA) LLC
4.37%, 5/29/09 (l)	2,762,882	2,762,882
4.37%, 6/18/09 (l)	3,453,473	3,453,473
KBC Groep N.V./London
5.08%, 1/22/08	1,036,508	1,036,508
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	4,145,950	4,145,950
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	1,727,513	1,727,513
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	241,852	241,852
5.08%, 8/21/09 (l)	1,727,493	1,727,493
Links Finance LLC
4.37%, 6/25/09 (l)	1,036,120	1,036,120
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	1,727,513	1,727,513
Monumental Global Funding II
4.36%, 4/25/08 (l)	1,658,412	1,658,412
4.43%, 5/26/10 (l)	3,247,724	3,247,724

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

	Principal Amount	Value (Note 1)
Morgan Stanley
5.40%, 2/9/09 (l)	$5,364,498	$5,364,498
4.65%, 5/7/09 (l)	3,455,026	3,455,026
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	2,073,016	2,073,016
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	5,182,539	5,182,539
Pricoa Global Funding I
4.40%, 6/25/10 (l)	2,072,498	2,072,498
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	3,455,026	3,455,026
Rheingold Securitization Ltd.
5.35%, 1/7/08	1,685,431	1,685,431
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	3,455,026	3,455,026
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	6,910,051	6,910,051
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	691,005	691,005

Total Short-Term Investments of Cash Collateral for Securities Loaned		158,280,399

Time Deposit (2.1%)
JPMorgan Chase Nassau
3.51%, 1/2/08	33,169,763	33,169,763

Total Short-Term Investments (12.7%)
(Cost/Amortized Cost $203,859,076)		203,857,991

Total Investments (110.1%)
(Cost/Amortized Cost $1,938,811,537)		1,771,594,288
Other Assets Less Liabilities (-10.1%)		(161,964,864)

Net Assets (100%)		$1,609,629,424

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
‡	Affiliated company as defined under the Investment Company Act of 1940.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2007.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliate for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Loss
Five Star Quality Care, Inc.	$18,440,985	$—	$247,348	$13,534,594	$—	$(28,442)

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,825,454,561
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,877,462,797

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,732,531
Aggregate gross unrealized depreciation	(284,330,899)

Net unrealized depreciation	$(173,598,368)

Federal income tax cost of investments	$1,945,192,656

At December 31, 2007, the Portfolio had loaned securities with a total value of $152,473,795. This was secured by collateral of $158,280,399 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $12,166, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)	17,674	$1,015,725

Household Durables (0.9%)
LG Electronics, Inc.*	36,312	3,879,280
Sharp Corp.	104,000	1,871,190
TomTom N.V.*	4,082	307,357

		6,057,827

Media (1.0%)
Focus Media Holding Ltd. (ADR)*^	124,610	7,079,094

Specialty Retail (0.2%)
GameStop Corp., Class A*	26,421	1,641,008

Total Consumer Discretionary		15,793,654

Energy (0.0%)
Energy Equipment & Services (0.0%)
Cameron International Corp.*	2,222	106,945
National Oilwell Varco, Inc.*	1,172	86,095
Schlumberger Ltd.	1,171	115,191
Tenaris S.A. (ADR)^	1,113	49,785
Weatherford International Ltd.*	1,169	80,193

Total Energy		438,209

Health Care (0.5%)
Health Care Technology (0.5%)
Cerner Corp.*^	58,925	3,323,370

Total Health Care		3,323,370

Industrials (4.9%)
Commercial Services & Supplies (0.7%)
Manpower, Inc.	45,600	2,594,640
Monster Worldwide, Inc.*	61,700	1,999,080

		4,593,720

Electrical Equipment (3.3%)
ABB Ltd. (Registered)	192,638	5,550,370
First Solar, Inc.*	21,058	5,625,434
Q-Cells AG*	10,140	1,446,938
Renewable Energy Corp. ASA*	44,034	2,238,254
SunPower Corp., Class A*^	34,836	4,542,266
Suntech Power Holdings Co., Ltd. (ADR)*^	41,580	3,422,866

		22,826,128

Industrial Conglomerates (0.9%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	120,875	5,167,406
Orkla ASA	75,500	1,463,461

		6,630,867

Total Industrials		34,050,715

Information Technology (83.5%)
Communications Equipment (17.0%)
Cisco Systems, Inc.*	1,160,634	31,418,362
CommScope, Inc.*	58,000	2,854,180
Comverse Technology, Inc.*	325,500	5,614,875
Corning, Inc	829,989	19,911,436
Foundry Networks, Inc.*	264,180	4,628,434
JDS Uniphase Corp.*^	245,400	3,263,820
Juniper Networks, Inc.*	34,296	1,138,627
Nice Systems Ltd. (ADR)*^	152,010	5,216,983
Nokia Oyj (ADR)	354,795	13,620,580
QUALCOMM, Inc.	572,585	22,531,220
Research In Motion Ltd.*	29,214	3,312,868
Riverbed Technology, Inc.*^	96,903	2,591,186
Sonus Networks, Inc.*^	75,200	438,416
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	38,038	888,187

		117,429,174

Computers & Peripherals (13.8%)
Apple, Inc.*	125,466	24,852,305
EMC Corp.*	813,574	15,075,526
Hewlett-Packard Co.	476,331	24,045,189
InnoLux Display Corp. (GDR)*†(b)	133,680	863,573
International Business Machines Corp.	35,500	3,837,550
Lenovo Group Ltd.	1,289,780	1,159,535
Network Appliance, Inc.*	350,765	8,755,094
SanDisk Corp.*	195,032	6,469,211
Seagate Technology	409,109	10,432,280

		95,490,263

Electronic Equipment & Instruments (3.8%)
Dolby Laboratories, Inc., Class A*^	39,227	1,950,367
Hon Hai Precision Industry Co., Ltd.	1,209,141	7,530,453
Ingram Micro, Inc., Class A*^	227,600	4,105,904
L-1 Identity Solutions, Inc.*^	627,739	11,267,915
Nidec Corp.	22,550	1,671,342

		26,525,981

Internet Software & Services (11.1%)
Alibaba.com Ltd.*	352,300	1,249,275
Baidu.com (Sponsored ADR)*^	9,250	3,611,107
eBay, Inc.*	356,620	11,836,218
Equinix, Inc.*^	27,200	2,749,104
Google, Inc., Class A*	63,074	43,614,410
Sohu.com, Inc.*	18,679	1,018,379
Telecity Group plc*	277,772	1,658,799
Tencent Holdings Ltd.	926,835	7,018,956
VeriSign, Inc.*^	99,200	3,730,912

		76,487,160

IT Services (4.1%)
Accenture Ltd., Class A	92,000	3,314,760
Automatic Data Processing, Inc.	119,200	5,307,976
Cognizant Technology Solutions Corp., Class A*	56,340	1,912,180
DST Systems, Inc.*^	58,600	4,837,430
Iron Mountain, Inc.*^	76,850	2,844,987
VeriFone Holdings, Inc.*^	133,780	3,110,385
Western Union Co.	298,300	7,242,724

		28,570,442

Semiconductors & Semiconductor Equipment (17.4%)
Applied Materials, Inc.	543,125	9,645,900
ASML Holding N.V. (N.Y. Shares)^	141,068	4,414,018
ASML Holding N.V.*	154,534	4,893,784
Broadcom Corp., Class A*	411,318	10,751,852
Chartered Semiconductor Manufacturing Ltd.*	2,858,449	1,916,290
Fairchild Semiconductor International, Inc.*	173,500	2,503,605
Intel Corp.	1,254,660	33,449,235
Lam Research Corp.*	150,900	6,523,407
Maxim Integrated Products, Inc.	153,000	4,051,440
MEMC Electronic Materials, Inc.*	19,208	1,699,716
NVIDIA Corp.*	288,405	9,811,538
ON Semiconductor Corp.*^	398,495	3,538,636
Samsung Electronics Co., Ltd. (GDR)^§	22,650	6,726,885

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,150,099	$11,454,986
Texas Instruments, Inc.	199,852	6,675,057
Varian Semiconductor Equipment Associates, Inc.*^	69,000	2,553,000
Veeco Instruments, Inc.*^	5,075	84,752

		120,694,101

Software (16.3%)
Activision, Inc.*	253,170	7,519,149
Adobe Systems, Inc.*	113,940	4,868,656
Amdocs Ltd.*	264,155	9,105,423
Autodesk, Inc.*	78,377	3,900,039
BladeLogic, Inc.*^	7,557	223,461
BMC Software, Inc.*	40,100	1,429,164
Electronic Arts, Inc.*	196,600	11,483,406
McAfee, Inc.*	128,569	4,821,338
Microsoft Corp.	1,422,704	50,648,262
Nintendo Co., Ltd	8,850	5,299,781
Perfect World Co., Ltd. (ADR)*^	44,163	1,231,264
Red Hat, Inc.*^	149,900	3,123,916
Salesforce.com, Inc.*	128,169	8,034,915
Temenos Group AG (Registered)*	40,450	998,611
VMware, Inc., Class A*^	5,580	474,244

		113,161,629

Total Information Technology		578,358,750

Materials (1.1%)
Chemicals (1.1%)
Monsanto Co.	44,707	4,993,325
Wacker Chemie AG	8,599	2,485,517

Total Materials		7,478,842

Telecommunication Services (2.4%)
Diversified Telecommunication Services (0.1%)
Telefonica S.A. (ADR)^	6,305	615,305

Wireless Telecommunication Services (2.3%)
China Mobile Ltd. (ADR)	133,037	11,556,924
NII Holdings, Inc.*	85,032	4,108,746
Vodafone Group plc (ADR)	15,540	579,953

		16,245,623

Total Telecommunication Services		16,860,928

Total Common Stocks (94.7%) (Cost $578,050,217)		656,304,468

	Number of Warrants
WARRANT:
Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Bharti Airtel Ltd., expiring 11/18/11*§ (Cost $1,336,796)	61,470	1,550,888

	Number of Shares
INVESTMENT COMPANIES:
iShares Goldman Sachs Technology Index Fund^	70,300	4,189,177
Powershares QQQ	72,480	3,713,875

Total Investment Companies (1.2%) (Cost $7,880,031)		7,903,052

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.5%)
Banca Monte dei Paschi di Siena S.p.A./London
4.90%, 1/7/08	$1,729,877	1,729,877
Banco Comercial Portugues S.A.
5.42%, 1/2/08	2,162,347	2,162,347
5.40%, 1/4/08	864,939	864,939
Banco de Sabadell S.A.
5.19%, 4/23/09 (l)	864,938	864,938
Banco Espirito Santo S.A.
4.94%, 1/15/08	2,594,816	2,594,816
5.30%, 1/18/08	576,626	576,626
Barclays plc/Seoul
5.27%, 1/22/08	720,782	720,782
BBVA Senior Finance S.A.
5.18%, 3/12/10 (l)	634,289	634,289
Beta Finance, Inc.
4.37%, 1/31/08 (l)	115,325	115,325
4.37%, 3/10/08 (l)	288,299	288,299
Caixa Geral de Depositos S.A.
5.05%, 1/2/08	720,782	720,782
4.94%, 1/31/08	2,883,129	2,883,129
CIT Group Holdings, Inc.
5.23%, 6/18/08 (l)	1,383,902	1,383,902
Citigroup Funding, Inc.
4.36%, 3/16/09 (l)	864,939	864,939
Citigroup Global Markets, Inc.
4.65%, 1/7/08 (l)	675,171	675,171
Comerica Bank
5.05%, 3/16/09 (l)	288,291	288,291
Credit Industriel et Commercial/London
5.26%, 1/16/08	1,441,565	1,441,565
Credit Suisse (USA) LLC, Repurchase Agreement
4.69%, 1/2/08 (r)	12,773,298	12,773,298
DekaBank Deutsche Girozentrale
5.22%, 1/30/09 (l)	749,614	749,614
Depfa Bank plc
4.87%, 1/7/08	1,143,516	1,143,516
Deutsche Bank AG/New York
4.60%, 1/22/08 (l)	288,313	288,313
Fifth Third Bancorp
4.91%, 8/22/08 (l)	86,493	86,493
First Tennessee Bank
5.06%, 8/15/08 (l)	2,594,705	2,594,705
General Electric Capital Corp.
4.40%, 3/12/10 (l)	115,325	115,325
Glitnir banki hf
5.09%, 1/15/08 (l)	1,441,565	1,441,565
Goldman Sachs Group, Inc.
4.62%, 8/18/08 (l)	576,626	576,626
4.41%, 3/27/09 (l)	807,276	807,276
Hartford Life, Inc.
5.36%, 12/31/08 (l)	230,650	230,650
HBOS Treasury Services plc
5.20%, 3/11/08	432,469	432,469
ING Bank N.V./Amsterdam
4.87%, 1/7/08	1,441,565	1,441,565
IXIS Corporate & Investment Bank
4.91%, 2/15/08	720,782	720,782
K2 (USA) LLC
4.37%, 5/29/09 (l)	1,152,777	1,152,777
4.37%, 6/18/09(l)	1,440,917	1,440,917
KBC Groep N.V./London
5.08%, 1/22/08	432,469	432,469
Kommunalkredit Austria AG
5.26%, 7/8/08 (l)	1,729,844	1,729,844

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg
5.20%, 1/18/08	$720,782	$720,782
Lehman Brothers Holdings, Inc.
4.75%, 3/31/08 (l)	100,910	100,910
5.08%, 8/21/09 (l)	720,774	720,774
Links Finance LLC
4.37%, 6/25/09 (l)	432,308	432,308
MBIA Global Funding LLC
4.37%, 3/30/09 (l)	720,782	720,782
Monumental Global Funding II
4.36%, 4/25/08 (l)	691,951	691,951
4.43%, 5/26/10 (l)	1,355,071	1,355,071
Morgan Stanley
5.40%, 2/9/09 (l)	2,238,267	2,238,267
4.65%, 5/7/09 (l)	1,441,565	1,441,565
Natexis Banques Populaires N.Y.
4.37%, 1/28/08 (l)	864,939	864,939
Norddeutsche Landesbank Girozentrale
5.27%, 1/22/08	2,162,347	2,162,347
Pricoa Global Funding I
4.40%, 6/25/10 (l)	864,723	864,723
ReliaStar Life Insurance Co.
5.16%, 3/31/08 (l)	1,441,565	1,441,565
Rheingold Securitization Ltd.
5.35%, 1/7/08	703,224	703,224
Ulster Bank Ireland Ltd.
4.72%, 4/18/08 (l)	1,441,565	1,441,565
UniCredito Italiano Bank plc/Milan
4.94%, 1/8/08	2,883,128	2,883,128
Wachovia Bank N.A.
4.37%, 10/2/08 (l)	288,313	288,313

Total Short-Term Investments of Cash Collateral for Securities Loaned		66,040,435

Time Deposit (4.9%)
JPMorgan Chase Nassau
3.51%, 1/2/08	33,633,945	33,633,945

Total Short-Term Investments (14.4%)
(Amortized Cost $99,674,380)		99,674,380

Total Investments (110.5%)
(Cost/Amortized Cost $686,941,424)		765,432,788
Other Assets Less Liabilities (-10.5%)		(72,508,723)

Net Assets (100%)		$692,924,065

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $863,573 or 0.12% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2007, the market value of these securities amounted to $8,277,773 or 1.19% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2007.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$789,546,116
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$752,943,586

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,664,967
Aggregate gross unrealized depreciation	(23,747,340)

Net unrealized appreciation	$70,917,627

Federal income tax cost of investments	$694,515,161

At December 31, 2007, the Portfolio had loaned securities with a total value of $63,944,755. This was secured by collateral of $66,040,435 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2007, the Portfolio incurred approximately $1,231 as brokerage commissions with BNP Paribas, and $1,230 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

The Portfolio has a net capital loss carryforward of $64,405,823 of $38,752,806 expires in the year 2009, and $25,653,017 expires in the year 2010. Included in the capital loss carryforward amounts are $64,405,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitation pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

The Portfolio utilized net capital loss carryforward of $79,512,897 during 2007.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	344,782	$3,488,698
EQ/Equity 500 Index Portfolio‡	137,364	3,577,893
EQ/International ETF Portfolio‡	189,265	2,251,786
EQ/Small Company Index Portfolio‡	71,728	832,473
EQ/Van Kampen Emerging Markets Equity Portfolio‡	40,053	756,449
Multimanager Aggressive Equity Portfolio‡	38,705	1,242,657
Multimanager High Yield Portfolio‡	144,634	772,941
Multimanager Large Cap Value Portfolio‡	36,123	425,904
Multimanager Mid Cap Growth Portfolio‡	7,577	69,169
Multimanager Mid Cap Value Portfolio‡	33,738	310,044

Total Investment Companies (99.5%) (Cost $14,094,314)		13,728,014

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $95,039)	$95,039	95,039

Total Investments (100.2%) (Cost/Amortized Cost $14,189,353)		13,823,053
Other Assets Less Liabilities (-0.2%)		(24,644)

Net Assets (100%)		$13,798,409

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$590,446	$3,108,380	$183,740	$3,488,698	$176,008	$(1,223)
EQ/Equity 500 Index Portfolio	729,443	3,261,854	267,599	3,577,893	56,622	129,542
EQ/International ETF Portfolio	406,244	1,940,726	104,143	2,251,786	37,043	30,064
EQ/Small Company Index Portfolio	213,442	769,847	42,854	832,473	13,751	62,408
EQ/Van Kampen Emerging Markets Equity Portfolio	123,549	652,425	25,706	756,449	—	130,996
Multimanager Aggressive Equity Portfolio	210,032	1,080,247	80,468	1,242,657	1,218	17,365
Multimanager High Yield Portfolio	124,304	742,276	40,542	772,941	59,168	(42)
Multimanager Large Cap Value Portfolio	82,198	434,811	36,321	425,904	5,726	46,446
Multimanager Mid Cap Growth Portfolio	12,640	63,909	3,421	69,169	—	6,540
Multimanager Mid Cap Value Portfolio	36,329	336,502	19,707	310,044	—	25,358

	$2,528,627	$12,390,977	$804,501	$13,728,014	$349,536	$447,454

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$12,390,976
Net Proceeds of Sales and Redemptions:
Investment Companies	$886,293

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,043
Aggregate gross unrealized depreciation	(455,228)

Net unrealized depreciation	$(369,185)

Federal income tax cost of investments	$14,192,238

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	286,972	$2,903,739
EQ/Equity 500 Index Portfolio‡	221,719	5,775,058
EQ/International ETF Portfolio‡	287,446	3,419,898
EQ/Small Company Index Portfolio‡	112,919	1,310,528
EQ/Van Kampen Emerging Markets Equity Portfolio‡	58,841	1,111,291
Multimanager Aggressive Equity Portfolio‡	51,739	1,661,127
Multimanager High Yield Portfolio‡	101,836	544,225
Multimanager Large Cap Value Portfolio‡	48,595	572,952
Multimanager Mid Cap Growth Portfolio‡	14,808	135,182
Multimanager Mid Cap Value Portfolio‡	45,985	422,590

Total Investment Companies (99.8%) (Cost $18,406,469)		17,856,590

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $87,869)	$87,869	87,869

Total Investments (100.3%) (Cost/Amortized Cost $18,494,338)		17,944,459
Other Assets Less Liabilities (-0.3%)		(61,635)

Net Assets (100%)		$17,882,824

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$419,954	$2,745,844	$245,671	$2,903,739	$142,598	$249
EQ/Equity 500 Index Portfolio	929,557	5,548,383	451,117	5,775,058	88,772	197,689
EQ/International ETF Portfolio	500,546	3,178,470	247,772	3,419,898	55,222	62,275
EQ/Small Company Index Portfolio	248,595	1,340,682	103,043	1,310,528	21,191	98,218
EQ/Van Kampen Emerging Markets Equity Portfolio	146,131	1,022,212	59,727	1,111,291	—	198,429
Multimanager Aggressive Equity Portfolio	223,593	1,511,736	118,623	1,661,127	1,570	24,117
Multimanager High Yield Portfolio	79,148	550,837	49,490	544,225	40,202	(470)
Multimanager Large Cap Value Portfolio	87,490	609,811	47,461	572,952	7,638	60,937
Multimanager Mid Cap Growth Portfolio	20,164	133,642	10,461	135,182	—	12,915
Multimanager Mid Cap Value Portfolio	43,284	474,401	35,216	422,590	—	33,730

	$2,698,462	$17,116,018	$1,368,581	$17,856,590	$357,193	$688,089

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$17,116,018
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,514,834

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,747
Aggregate gross unrealized depreciation	(635,145)

Net unrealized depreciation	$(552,398)

Federal income tax cost of investments	$18,496,857

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	71,737	$725,876
EQ/Equity 500 Index Portfolio‡	148,492	3,867,742
EQ/International ETF Portfolio‡	191,098	2,273,602
EQ/Small Company Index Portfolio‡	71,615	831,159
EQ/Van Kampen Emerging Markets Equity Portfolio‡	39,133	739,064
Multimanager Aggressive Equity Portfolio‡	30,086	965,925
Multimanager High Yield Portfolio‡	41,372	221,099
Multimanager Large Cap Value Portfolio‡	27,175	320,396
Multimanager Mid Cap Growth Portfolio‡	11,363	103,739
Multimanager Mid Cap Value Portfolio‡	24,458	224,760

Total Investment Companies (98.7%) (Cost $10,511,585)		10,273,362

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $64,203)	$64,203	64,203

Total Investments (99.3%) (Cost/Amortized Cost $10,575,788)		10,337,565
Other Assets Less Liabilities (0.7%)		77,355

Net Assets (100%)		$10,414,920

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$117,488	$635,746	$21,978	$725,876	$35,567	$(258)
EQ/Equity 500 Index Portfolio	707,530	3,414,866	109,728	3,867,742	59,575	113,514
EQ/International ETF Portfolio	380,353	1,942,457	61,368	2,273,602	36,521	22,914
EQ/Small Company Index Portfolio	182,456	779,367	25,203	831,159	13,442	59,920
EQ/Van Kampen Emerging Markets Equity Portfolio	105,791	639,676	14,603	739,064	—	121,819
Multimanager Aggressive Equity Portfolio	145,217	813,818	25,126	965,925	916	4,987
Multimanager High Yield Portfolio	34,364	208,588	7,137	221,099	16,441	(48)
Multimanager Large Cap Value Portfolio	59,069	309,951	8,975	320,396	4,272	32,324
Multimanager Mid Cap Growth Portfolio	17,628	94,780	2,972	103,739	—	9,384
Multimanager Mid Cap Value Portfolio	25,507	237,801	8,120	224,760	—	18,118

	$1,775,403	$9,077,050	$285,210	$10,273,362	$166,734	$382,674

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$9,077,050
Net Proceeds of Sales and Redemptions:
Investment Companies	$319,329

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,385
Aggregate gross unrealized depreciation	(331,457)

Net unrealized depreciation	$(239,072)

Federal income tax cost of investments	$10,576,637

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	117,630	$3,063,876
EQ/International ETF Portfolio‡	149,406	1,777,561
EQ/Small Company Index Portfolio‡	54,958	637,834
EQ/Van Kampen Emerging Markets Equity Portfolio‡	30,755	580,850
Multimanager Aggressive Equity Portfolio‡	21,134	678,524
Multimanager Large Cap Value Portfolio‡	18,898	222,816
Multimanager Mid Cap Growth Portfolio‡	9,975	91,060
Multimanager Mid Cap Value Portfolio‡	16,800	154,389

Total Investment Companies (100.3%) (Cost $7,458,721)		7,206,910

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
3.51%, 1/2/08 (Amortized Cost $71,235)	$71,235	71,235

Total Investments (101.3%) (Cost/Amortized Cost $7,529,956)		7,278,145
Other Assets Less Liabilities (-1.3%)		(95,068)

Net Assets (100%)		$7,183,077

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2007	Dividend Income	Realized Gain
EQ/Equity 500 Index Portfolio	$699,297	$2,864,764	$352,492	$3,063,876	$46,743	$129,468
EQ/International ETF Portfolio	379,540	1,599,809	185,678	1,777,561	28,413	49,253
EQ/Small Company Index Portfolio	178,057	622,012	77,551	637,834	10,251	51,348
EQ/Van Kampen Emerging Markets Equity Portfolio	107,285	521,960	41,339	580,850	—	109,973
Multimanager Aggressive Equity Portfolio	129,883	603,653	65,236	678,524	636	17,458
Multimanager Large Cap Value Portfolio	55,855	229,540	31,461	222,816	2,962	26,383
Multimanager Mid Cap Growth Portfolio	19,654	87,261	10,130	91,060	—	9,383
Multimanager Mid Cap Value Portfolio	25,254	169,043	19,355	154,389	—	12,765

	$1,594,825	$6,698,042	$783,242	$7,206,910	$89,005	$406,031

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2007

Investment security transactions for the year ended December 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$6,698,042
Net Proceeds of Sales and Redemptions:
Investment Companies	$921,178

As of December 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,541
Aggregate gross unrealized depreciation	(275,428)

Net unrealized depreciation	$(251,887)

Federal income tax cost of investments	$7,530,032

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $597,185,908)	$594,690,904
Receivable from Separate Accounts for Trust shares sold	400,446
Receivable for securities sold	126,200
Dividends, interest and other receivables	2,462
Other assets	513

Total assets	595,220,525

LIABILITIES
Overdraft payable	94,984
Payable to Separate Accounts for Trust shares redeemed	445,355
Distribution fees payable—Class B	123,374
Trustees’ fees payable	8,567
Administrative fees payable	7,063
Accrued expenses	37,365

Total liabilities	716,708

NET ASSETS	$594,503,817

Net assets were comprised of:
Paid in capital	$591,475,473
Accumulated overdistributed net investment income	(4,099)
Accumulated undistributed net realized gain	5,527,447
Unrealized depreciation on investments	(2,495,004)

Net assets	$594,503,817

Class A
Net asset value, offering and redemption price per share, $9,015,053 / 826,989 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.90

Class B
Net asset value, offering and redemption price per share, $585,488,764 / 53,699,671 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.90

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,598,122
Interest	63,572

Total income	20,661,694

EXPENSES
Distribution fees—Class B	1,164,112
Administrative fees	744,698
Investment management fees	473,126
Custodian fees	135,300
Printing and mailing expenses	74,751
Professional fees	37,201
Trustees’ fees	5,363
Miscellaneous	10,070

Gross expenses	2,644,621
Less: Waiver from investment advisor	(1,007,400)

Net expenses	1,637,221

NET INVESTMENT INCOME	19,024,473

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	6,643,412
Net distributions of realized gain received from
Underlying Portfolios	9,491,498

Net realized gain	16,134,910
Net change in unrealized depreciation on securities	(7,009,936)

NET REALIZED AND UNREALIZED GAIN	9,124,974

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$28,149,447

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,024,473	$9,935,221
Net realized gain on investments	16,134,910	5,015,826
Net change in unrealized appreciation (depreciation) on investments	(7,009,936)	5,203,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,149,447	20,154,708

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(343,169)	(166,159)
Class B	(20,640,951)	(10,416,054)

	(20,984,120)	(10,582,213)

Distributions from net realized capital gains
Class A	(142,356)	(63,965)
Class B	(8,915,689)	(4,516,945)

	(9,058,045)	(4,580,910)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(30,042,165)	(15,163,123)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 906,451 and 402,755 shares, respectively ]	10,076,332	4,412,266
Capital shares issued in reinvestment of dividends and distributions [ 44,696 and 21,173 shares, respectively ]	485,525	230,124
Capital shares repurchased [ (584,264) and (249,615) shares, respectively ]	(6,472,977)	(2,737,520)

Total Class A transactions	4,088,880	1,904,870

Class B
Capital shares sold [ 45,830,767 and 28,284,413 shares, respectively ]	509,102,243	306,008,685
Capital shares issued in reinvestment of dividends and distributions [ 2,720,777 and 1,374,257 shares, respectively ]	29,556,640	14,932,999
Capital shares repurchased [ (26,138,927) and (18,771,473) shares, respectively ]	(291,328,656)	(203,913,235)

Total Class B transactions	247,330,227	117,028,449

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	251,419,107	118,933,319

TOTAL INCREASE IN NET ASSETS	249,526,389	123,924,904
NET ASSETS:
Beginning of year	344,977,428	221,052,524

End of year (a)	$594,503,817	$344,977,428

(a) Includes accumulated overdistributed net investment income of	$(4,099)	$(2,073)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $1,162,134,675)	$1,159,793,948
Unaffiliated Issuers (Amortized Cost $1,747,346)	1,747,346
Receivable from Separate Accounts for Trust shares sold	2,199,326
Dividends, interest and other receivables	4,974
Other assets	1,137

Total assets	1,163,746,731

LIABILITIES
Payable for securities purchased	1,788,962
Payable to Separate Accounts for Trust shares redeemed	305,212
Distribution fees payable—Class B	240,293
Administrative fees payable	40,184
Trustees’ fees payable	17,241
Accrued expenses	13,032

Total liabilities	2,404,924

NET ASSETS	$1,161,341,807

Net assets were comprised of:
Paid in capital	$1,140,275,844
Accumulated overdistributed net investment income	(8,863)
Accumulated undistributed net realized gain	23,415,553
Unrealized depreciation on investments	(2,340,727)

Net assets	$1,161,341,807

Class A
Net asset value, offering and redemption price per share, $10,942,602 / 944,090 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.59

Class B
Net asset value, offering and redemption price per share, $1,150,399,205 / 99,237,517 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$11.59

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends
(All dividend income received from affiliates)	$33,680,240
Interest	62,564

Total income	33,742,804

EXPENSES
Distribution fees—Class B	2,447,704
Administrative fees	1,515,840
Investment management fees	987,215
Printing and mailing expenses	127,313
Custodian fees	109,600
Professional fees	43,214
Trustees’ fees	11,290
Miscellaneous	21,617

Gross expenses	5,263,793
Less: Waiver from investment advisor	(1,828,927)

Net expenses	3,434,866

NET INVESTMENT INCOME	30,307,938

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities
(All realized gain from affiliates)	8,259,055
Net distributions of realized gain received from
Underlying Portfolios	34,500,658

Net realized gain	42,759,713
Net change in unrealized depreciation on securities	(21,304,675)

NET REALIZED AND UNREALIZED GAIN	21,455,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,762,976

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$30,307,938	$18,438,456
Net realized gain on investments	42,759,713	21,900,840
Net change in unrealized appreciation (depreciation) on investments	(21,304,675)	18,491,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,762,976	58,830,736

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(360,633)	(159,559)
Class B	(36,655,205)	(21,628,791)

	(37,015,838)	(21,788,350)

Distributions from net realized capital gains
Class A	(200,658)	(84,494)
Class B	(22,427,474)	(12,580,580)

	(22,628,132)	(12,665,074)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(59,643,970)	(34,453,424)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 595,711 and 297,911 shares, respectively ]	7,122,738	3,416,672
Capital shares issued in reinvestment of dividends and distributions [ 48,600 and 21,122 shares, respectively ]	561,291	244,053
Capital shares repurchased [ (177,858) and (151,897) shares, respectively ]	(2,131,161)	(1,746,333)

Total Class A transactions	5,552,868	1,914,392

Class B
Capital shares sold [ 44,471,426 and 34,007,781 shares, respectively ]	528,746,071	388,575,956
Capital shares issued in reinvestment of dividends and distributions [ 5,114,496 and 2,961,709 shares, respectively ]	59,082,679	34,209,371
Capital shares repurchased [ (20,050,818) and (10,897,800) shares, respectively ]	(238,903,327)	(124,798,351)

Total Class B transactions	348,925,423	297,986,976

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	354,478,291	299,901,368

TOTAL INCREASE IN NET ASSETS	346,597,297	324,278,680
NET ASSETS:
Beginning of year	814,744,510	490,465,830

End of year (a)	$1,161,341,807	$814,744,510

(a) Includes accumulated overdistributed net investment income of	$(8,863)	$(4,502)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $9,159,544,096)	$9,426,875,142
Unaffiliated Issuers (Amortized Cost $6,039,185)	6,039,185
Receivable from Separate Accounts for Trust shares sold	11,711,963
Dividends, interest and other receivables	24,445
Other assets	13,380

Total assets	9,444,664,115

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,981,540
Payable for securities purchased	4,360,588
Distribution fees payable—Class B	1,321,342
Administrative fees payable	443,637
Trustees’ fees payable	246,987
Accrued expenses	28,861

Total liabilities	11,382,955

NET ASSETS	$9,433,281,160

Net assets were comprised of:
Paid in capital	$8,889,680,499
Accumulated overdistributed net investment income	(239,308)
Accumulated undistributed net realized gain	276,508,923
Unrealized appreciation on investments	267,331,046

Net assets	$9,433,281,160

Class A
Net asset value, offering and redemption price per share, $3,143,321,778 / 183,810,142 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.10

Class B
Net asset value, offering and redemption price per share, $6,289,959,382 / 369,862,934 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends
(All dividend income received from affiliates)	$247,300,871
Interest	209,099

Total income	247,509,970

EXPENSES
Distribution fees—Class B	13,971,411
Administrative fees	13,140,413
Investment management fees	8,736,836
Printing and mailing expenses	1,017,674
Professional fees	158,431
Custodian fees	146,500
Trustees’ fees	107,112
Miscellaneous	241,408

Gross expenses	37,519,785
Less: Waiver from investment advisor	(14,811,005)

Net expenses	22,708,780

NET INVESTMENT INCOME	224,801,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities ($61,245,969 from affiliates)	64,115,516
Net distributions of realized gain received from
Underlying Portfolios	396,065,530

Net realized gain	460,181,046

Net change in unrealized depreciation on securities	(158,451,328)

NET REALIZED AND UNREALIZED GAIN	301,729,718

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$526,530,908

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$224,801,190	$164,703,086
Net realized gain on investments	460,181,046	378,469,252
Net change in unrealized appreciation (depreciation) on investments	(158,451,328)	188,452,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	526,530,908	731,625,276

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(105,236,725)	(86,809,420)
Class B	(193,396,912)	(122,870,234)

	(298,633,637)	(209,679,654)

Distributions from net realized capital gains
Class A	(59,012,131)	(24,774,863)
Class B	(110,325,508)	(38,820,112)

	(169,337,639)	(63,594,975)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(467,971,276)	(273,274,629)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 8,562,854 and 4,067,452 shares, respectively ]	150,370,214	67,111,778
Capital shares issued in reinvestment of dividends and distributions [ 9,650,572 and 6,596,914 shares, respectively ]	164,248,856	111,584,283
Capital shares repurchased [ (17,668,925) and (19,616,689) shares, respectively ]	(309,062,387)	(322,868,918)

Total Class A transactions	5,556,683	(144,172,857)

Class B
Capital shares sold [ 91,622,538 and 81,083,379 shares, respectively ]	1,595,381,036	1,324,685,837
Capital shares issued in reinvestment of dividends and distributions [ 17,951,582 and 9,611,138 shares, respectively ]	303,722,420	161,690,346
Capital shares repurchased [ (28,753,776) and (24,391,545) shares, respectively ]	(501,225,485)	(400,067,966)

Total Class B transactions	1,397,877,971	1,086,308,217

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,403,434,654	942,135,360

TOTAL INCREASE IN NET ASSETS	1,461,994,286	1,400,486,007
NET ASSETS:
Beginning of year	7,971,286,874	6,570,800,867

End of year (a)	$9,433,281,160	$7,971,286,874

(a) Includes accumulated overdistributed net investment income of	$(239,308)	$(262,082)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $10,813,239,317)	$10,848,034,614
Unaffiliated Issuers (Amortized Cost $10,827,397)	10,827,397
Receivable from Separate Accounts for Trust shares sold	20,860,868
Dividends, interest and other receivables	55,475
Other assets	8,296

Total assets	10,879,786,650

LIABILITIES
Payable for securities purchased	11,982,917
Distribution fees payable—Class B	2,230,205
Payable to Separate Accounts for Trust shares redeemed	838,072
Administrative fees payable	597,236
Trustees’ fees payable	153,826
Accrued expenses	36,046

Total liabilities	15,838,302

NET ASSETS	$10,863,948,348

Net assets were comprised of:
Paid in capital	$10,371,106,483
Accumulated overdistributed net investment income	(66,480)
Accumulated undistributed net realized gain	458,113,048
Unrealized appreciation on investments	34,795,297

Net assets	$10,863,948,348

Class A
Net asset value, offering and redemption price per share, $198,686,285 / 14,245,903 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.95

Class B
Net asset value, offering and redemption price per share, $10,665,262,063 / 764,594,081 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.95

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$191,792,820
Interest	588,205

Total income	192,381,025

EXPENSES
Distribution fees—Class B	21,689,708
Administrative fees	13,273,088
Investment management fees	8,825,284
Printing and mailing expenses	1,005,444
Professional fees	140,684
Custodian fees	105,600
Trustees’ fees	100,058
Miscellaneous	170,238

Gross expenses	45,310,104
Less: Waiver from investment advisor	(14,795,509)

Net expenses	30,514,595

NET INVESTMENT INCOME	161,866,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	91,648,073
Net distributions of realized gain received from
Underlying Portfolios	626,001,812

Net realized gain	717,649,885
Net change in unrealized depreciation on securities	(391,048,010)

NET REALIZED AND UNREALIZED GAIN	326,601,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$488,468,305

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$161,866,430	$90,448,536
Net realized gain on investments	717,649,885	236,753,251
Net change in unrealized appreciation (depreciation) on investments	(391,048,010)	340,608,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	488,468,305	667,810,316

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(5,766,451)	(2,300,010)
Class B	(281,561,007)	(134,389,966)

	(287,327,458)	(136,689,976)

Distributions from net realized capital gains
Class A	(5,060,406)	(1,191,383)
Class B	(282,755,087)	(84,027,626)

	(287,815,493)	(85,219,009)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(575,142,951)	(221,908,985)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 6,867,459 and 4,327,527 shares, respectively ]	99,354,568	58,002,090
Capital shares issued in reinvestment of dividends and distributions [ 780,462 and 255,726 shares, respectively ]	10,826,857	3,491,393
Capital shares repurchased [ (634,910) and (349,365) shares, respectively ]	(9,235,532)	(4,632,298)

Total Class A transactions	100,945,893	56,861,185

Class B
Capital shares sold [ 275,720,472 and 234,129,575 shares, respectively ]	3,971,971,916	3,114,124,721
Capital shares issued in reinvestment of dividends and distributions [ 40,655,773 and 16,044,608 shares, respectively ]	564,316,094	218,417,592
Capital shares repurchased [ (27,473,093) and (9,151,382) shares, respectively ]	(394,688,638)	(121,391,583)

Total Class B transactions	4,141,599,372	3,211,150,730

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,242,545,265	3,268,011,915

TOTAL INCREASE IN NET ASSETS	4,155,870,619	3,713,913,246
NET ASSETS:
Beginning of year	6,708,077,729	2,994,164,483

End of year (a)	$10,863,948,348	$6,708,077,729

(a) Includes accumulated overdistributed net investment income of	$(66,480)	$(28,231)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $3,181,442,117)	$3,126,479,806
Unaffiliated Issuers (Amortized Cost $5,244,662)	5,244,662
Receivable from Separate Accounts for Trust shares sold	11,260,555
Dividends, interest and other receivables	19,690
Other assets	2,131

Total assets	3,143,006,844

LIABILITIES
Payable for securities purchased	5,085,200
Payable to Separate Accounts for Trust shares redeemed	672,785
Distribution fees payable—Class B	637,599
Administrative fees payable	164,328
Trustees’ fees payable	41,055
Accrued expenses	51,243

Total liabilities	6,652,210

NET ASSETS	$3,136,354,634

Net assets were comprised of:
Paid in capital	$3,027,791,111
Accumulated overdistributed net investment income	(16,380)
Accumulated undistributed net realized gain	163,542,214
Unrealized depreciation on investments	(54,962,311)

Net assets	$3,136,354,634

Class A
Net asset value, offering and redemption price per share, $97,741,993 / 6,658,378 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.68

Class B
Net asset value, offering and redemption price per share, $3,038,612,641 / 206,977,365 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$14.68

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$36,158,213
Interest	251,117

Total income	36,409,330

EXPENSES
Distribution fees—Class B	5,786,904
Administrative fees	3,622,638
Investment management fees	2,391,730
Printing and mailing expenses	304,640
Custodian fees	84,100
Professional fees	61,775
Trustees’ fees	26,894
Miscellaneous	41,737

Gross expenses	12,320,418
Less: Waiver from investment advisor	(4,142,198)

Net expenses	8,178,220

NET INVESTMENT INCOME	28,231,110

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	41,930,930
Net distributions of realized gain received from
Underlying Portfolios	221,066,542

Net realized gain	262,997,472
Net change in unrealized depreciation on securities	(179,437,938)

NET REALIZED AND UNREALIZED GAIN	83,559,534

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,790,644

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,231,110	$13,691,661
Net realized gain on investments	262,997,472	76,662,125
Net change in unrealized appreciation (depreciation) on investments	(179,437,938)	94,281,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	111,790,644	184,635,774

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,513,188)	(1,001,235)
Class B	(70,282,453)	(27,597,120)

	(72,795,641)	(28,598,355)

Distributions from net realized capital gains
Class A	(3,170,531)	(743,323)
Class B	(98,280,335)	(24,769,822)

	(101,450,866)	(25,513,145)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(174,246,507)	(54,111,500)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,530,859 and 2,390,747 shares, respectively ]	54,140,171	33,628,174
Capital shares issued in reinvestment of dividends and distributions [ 389,142 and 120,950 shares, respectively ]	5,683,719	1,744,558
Capital shares repurchased [ (743,806) and (423,432) shares, respectively ]	(11,501,059)	(5,887,122)

Total Class A transactions	48,322,831	29,485,610

Class B
Capital shares sold [ 100,541,684 and 64,497,168 shares, respectively ]	1,542,421,807	899,027,348
Capital shares issued in reinvestment of dividends and distributions [ 11,538,418 and 3,642,377 shares, respectively ]	168,562,788	52,366,942
Capital shares repurchased [ (13,558,004) and (6,716,945) shares, respectively ]	(207,039,761)	(92,580,193)

Total Class B transactions	1,503,944,834	858,814,097

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,552,267,665	888,299,707

TOTAL INCREASE IN NET ASSETS	1,489,811,802	1,018,823,981
NET ASSETS:
Beginning of year	1,646,542,832	627,718,851

End of year (a)	$3,136,354,634	$1,646,542,832

(a) Includes accumulated overdistributed net investment income of	$(16,380)	$(6,240)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $3,021,961,114)
(Securities on loan at market value $375,533,372)	$3,265,223,240
Receivable for securities sold	11,458,949
Receivable from Separate Accounts for Trust shares sold	2,125,679
Dividends, interest and other receivables	1,575,633
Other assets	5,455

Total assets	3,280,388,956

LIABILITIES
Overdraft payable	2,441,535
Collateral held for loaned securities	387,744,277
Payable for securities purchased	2,856,856
Payable to Separate Accounts for Trust shares redeemed	2,556,177
Investment management fees payable	1,481,103
Administrative fees payable	369,847
Trustees’ fees payable	103,507
Distribution fees payable—Class B	52,770
Accrued expenses	97,137

Total liabilities	397,703,209

NET ASSETS	$2,882,685,747

Net assets were comprised of:
Paid in capital	$2,946,490,264
Accumulated undistributed net investment income	257,588
Accumulated net realized loss	(307,332,335)
Unrealized appreciation on investments and foreign currency translations	243,270,230

Net assets	$2,882,685,747

Class A
Net asset value, offering and redemption price per share, $2,638,093,066 / 82,169,914 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.11

Class B
Net asset value, offering and redemption price per share, $244,592,681 / 7,749,931 shares outstanding (unlimited amount authorized: $0.001 par value)	$31.56

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $100,533 foreign withholding tax)	$17,905,430
Interest	3,620,159
Securities lending (net)	2,068,796

Total income	23,594,385

EXPENSES
Investment management fees	16,668,596
Administrative fees	4,212,173
Distribution fees—Class B	634,512
Printing and mailing expenses	327,157
Custodian fees	158,900
Professional fees	128,733
Trustees’ fees	36,780
Miscellaneous	77,160

Gross expenses	22,244,011
Less: Fees paid indirectly	(1,822,896)

Net expenses	20,421,115

NET INVESTMENT INCOME	3,173,270

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	299,244,759
Foreign currency transactions	(205,275)

Net realized gain	299,039,484

Change in unrealized appreciation (depreciation) on:
Securities	(7,699,101)
Foreign currency translations	4,995

Net change in unrealized depreciation	(7,694,106)

NET REALIZED AND UNREALIZED GAIN	291,345,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$294,518,648

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,173,270	$4,136,588
Net realized gain on investments and foreign currency transactions	299,039,484	186,513,687
Net change in unrealized depreciation on investments and foreign currency translations	(7,694,106)	(55,719,467)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	294,518,648	134,930,808

DIVIDENDS:
Class A
Dividends from net investment income	(2,642,629)	(4,141,455)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 12,870,045 and 12,772,853 shares, respectively ]	400,505,013	346,209,414
Capital shares issued in reinvestment of dividends [ 84,486 and 143,339 shares, respectively ]	2,642,629	4,141,455
Capital shares repurchased [ (11,845,666) and (9,429,092) shares, respectively ]	(362,956,658)	(258,850,886)

Total Class A transactions	40,190,984	91,499,983

Class B
Capital shares sold [ 1,546,097 and 2,194,831 shares, respectively ]	47,450,699	59,730,003
Capital shares repurchased [ (3,031,285) and (2,894,508) shares, respectively ]	(91,377,737)	(77,851,012)

Total Class B transactions	(43,927,038)	(18,121,009)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,736,054)	73,378,974

TOTAL INCREASE IN NET ASSETS	288,139,965	204,168,327
NET ASSETS:
Beginning of year	2,594,545,782	2,390,377,455

End of year (a)	$2,882,685,747	$2,594,545,782

(a) Includes accumulated undistributed (overdistributed) net investment income of	$257,588	$(94,123)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $3,775,510,490)
(Securities on loan at market value $77,582,509)	$3,791,568,167
Foreign Cash (Cost $4,892,525)	4,883,987
Receivable for forward commitments	597,836,105
Receivable for securities sold	406,069,035
Dividends, interest and other receivables	18,876,076
Receivable from Separate Accounts for Trust shares sold	1,832,329
Variation margin receivable on futures contracts	1,201,399
Unrealized appreciation of forward foreign currency contracts	179,969
Other assets	4,979,903

Total assets	4,827,426,970

LIABILITIES
Overdraft payable	21,424
Payable for forward commitments	1,313,047,723
Payable for securities purchased	402,637,702
Securities sold short
(Proceeds received $112,162,071)	112,026,344
Collateral held for loaned securities	77,786,072
Investment management fees payable	1,367,197
Unrealized depreciation of forward foreign currency contracts	770,514
Payable to Separate Accounts for Trust shares redeemed	586,297
Administrative fees payable	366,071
Distribution fees payable—Class B	175,416
Options written, at value
(Premiums received $80,552)	61,688
Trustees’ fees payable	52,431
Accrued expenses	107,801

Total liabilities	1,909,006,680

NET ASSETS	$2,918,420,290

Net assets were comprised of:
Paid in capital	$2,897,454,977
Accumulated undistributed net investment income	867,297
Accumulated net realized loss	(17,620,839)
Unrealized appreciation on investments, securities sold short, options written, futures and foreign currency translations	37,718,855

Net assets	$2,918,420,290

Class A
Net asset value, offering and redemption price per share, $2,088,488,239 / 201,134,713 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

Class B
Net asset value, offering and redemption price per share, $829,932,051 / 79,803,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.40

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Interest (net of $6,786 foreign withholding tax)	$151,600,687
Securities lending (net)	164,325

Total income	151,765,012

EXPENSES
Investment management fees	16,589,030
Administrative fees	4,299,589
Distribution fees—Class B	2,074,078
Custodian fees	286,800
Printing and mailing expenses	333,734
Professional fees	78,512
Trustees’ fees	32,940
Miscellaneous	87,116

Gross expenses	23,781,799
Less: Waiver from investment advisor	(1,435,547)

Net expenses	22,346,252

NET INVESTMENT INCOME	129,418,760

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	14,890,728
Options written	(1,907,400)
Futures	(19,053,309)
Foreign currency transactions	(2,962,926)

Net realized loss	(9,032,907)

Change in unrealized appreciation (depreciation) on:
Securities	30,484,139
Securities sold short	(263,895)
Options written	18,864
Futures	25,340,075
Foreign currency translations	546,207

Net change in unrealized appreciation	56,125,390

NET REALIZED AND UNREALIZED GAIN	47,092,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$176,511,243

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$129,418,760	$99,791,417
Net realized gain (loss) on investments and foreign currency transactions	(9,032,907)	3,075,334
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	56,125,390	(4,664,377)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	176,511,243	98,202,374

DIVIDENDS:
Dividends from net investment income
Class A	(92,059,665)	(68,386,512)
Class B	(33,917,052)	(33,174,174)

	(125,976,717)	(101,560,686)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 32,923,745 and 66,015,589 shares, respectively ]	335,428,782	668,899,610
Capital shares issued in reinvestment of dividends [ 9,065,854 and 6,759,317 shares, respectively ]	92,059,665	68,386,512
Capital shares repurchased [ (28,138,218) and (6,224,591) shares, respectively ]	(284,512,063)	(63,075,019)

Total Class A transactions	142,976,384	674,211,103

Class B
Capital shares sold [ 16,321,752 and 15,244,197 shares, respectively ]	166,105,786	154,635,674
Capital shares issued in reinvestment of dividends [ 3,343,916 and 3,281,419 shares, respectively ]	33,917,052	33,174,174
Capital shares repurchased [ (20,777,420) and (16,357,373) shares, respectively ]	(211,694,160)	(165,678,750)

Total Class B transactions	(11,671,322)	22,131,098

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	131,305,062	696,342,201

TOTAL INCREASE IN NET ASSETS	181,839,588	692,983,889
NET ASSETS:
Beginning of year	2,736,580,702	2,043,596,813

End of year (a)	$2,918,420,290	$2,736,580,702

(a) Includes accumulated undistributed net investment income of	$867,297	$1,497,379

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $473,892,686)
(Securities on loan at market value $76,745,205)	$515,719,012
Foreign Cash (Cost $20,245)	20,051
Receivable for securities sold	1,369,994
Receivable from Separate Accounts for Trust shares sold	455,321
Dividends, interest and other receivables	347,495
Unrealized appreciation of forward foreign currency contracts	134,384
Other assets	798

Total assets	518,047,055

LIABILITIES
Collateral held for loaned securities	79,248,777
Payable for securities purchased	3,474,020
Investment management fees payable	445,519
Payable to Separate Accounts for Trust shares redeemed	364,175
Distribution fees payable—Class B	88,900
Administrative fees payable	65,557
Unrealized depreciation of forward foreign currency contracts	56,638
Trustees’ fees payable	7,582
Accrued expenses	37,765

Total liabilities	83,788,933

NET ASSETS	$434,258,122

Net assets were comprised of:
Paid in capital	$394,627,170
Accumulated net investment loss	(86,572)
Accumulated overdistributed net realized gain	(2,200,858)
Unrealized appreciation on investments and foreign currency translations	41,918,382

Net assets	$434,258,122

Class A
Net asset value, offering and redemption price per share, $18,375,660 / 1,649,159 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.14

Class B
Net asset value, offering and redemption price per share, $415,882,462 / 37,996,555 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.95

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $77,329 foreign withholding tax)	$3,121,304
Interest	652,863
Securities lending (net)	150,273

Total income	3,924,440

EXPENSES
Investment management fees	5,006,349
Distribution fees—Class B	998,731
Administrative fees	755,053
Custodian fees	103,101
Printing and mailing expenses	66,937
Professional fees	30,336
Trustees’ fees	4,817
Miscellaneous	19,730

Gross expenses	6,985,054
Less: Fees paid indirectly	(55,619)

Net expenses	6,929,435

NET INVESTMENT LOSS	(3,004,995)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	36,714,796
Options written	(196,559)
Foreign currency transactions	5,100

Net realized gain	36,523,337

Change in unrealized appreciation on:
Securities	1,684,730
Foreign currency translations	89,029

Net change in unrealized appreciation	1,773,759

NET REALIZED AND UNREALIZED GAIN	38,297,096

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,292,101

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,004,995)	$(1,979,054)
Net realized gain on investments and foreign currency transactions	36,523,337	15,333,126
Net change in unrealized appreciation on investments and foreign currency translations	1,773,759	5,529,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,292,101	18,883,627

DIVIDENDS AND DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(1,369,320)	(766,849)
Class B	(31,620,263)	(17,273,592)

TOTAL DISTRIBUTIONS	(32,989,583)	(18,040,441)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 388,461 and 444,269 shares, respectively ]	4,521,255	4,909,861
Capital shares issued in reinvestment of dividends and distributions [ 123,507 and 71,048 shares, respectively ]	1,369,320	766,849
Capital shares repurchased [ (386,020) and (390,415) shares, respectively ]	(4,505,084)	(4,335,889)

Total Class A transactions	1,385,491	1,340,821

Class B
Capital shares sold [ 7,373,915 and 8,918,191 shares, respectively ]	84,485,159	97,805,926
Capital shares issued in reinvestment of dividends and distributions [ 2,902,285 and 1,620,342 shares, respectively ]	31,620,263	17,273,592
Capital shares repurchased [ (7,336,126) and (6,247,787) shares, respectively ]	(83,792,191)	(68,365,869)

Total Class B transactions	32,313,231	46,713,649

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,698,722	48,054,470

TOTAL INCREASE IN NET ASSETS	36,001,240	48,897,656
NET ASSETS:
Beginning of year	398,256,882	349,359,226

End of year (a)	$434,258,122	$398,256,882

(a) Includes accumulated net investment loss of	$(86,572)	$(25,013)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $2,447,998,927)
(Securities on loan at market value $369,438,432)	$2,384,104,780
Cash	1,135,125
Foreign Cash (Cost $959,411)	962,638
Cash Held as Collateral at Broker	455,000
Dividends, interest and other receivables	36,358,478
Receivable for forward commitments	18,524,258
Unrealized appreciation of forward foreign currency contracts	866,179
Receivable from Separate Accounts for Trust shares sold	630,629
Variation margin receivable on futures contracts	88,194
Other assets	5,020

Total assets	2,443,130,301

LIABILITIES
Collateral held for loaned securities	376,941,830
Payable for forward commitments	134,759,827
Payable for securities purchased	3,851,826
Payable to Separate Accounts for Trust shares redeemed	1,936,448
Unrealized depreciation of forward foreign currency contracts	1,561,062
Investment management fees payable	936,870
Administrative fees payable	245,374
Distribution fees payable—Class B	220,897
Trustees’ fees payable	44,751
Accrued expenses	41,397

Total liabilities	520,540,282

NET ASSETS	$1,922,590,019

Net assets were comprised of:
Paid in capital	$2,279,505,959
Accumulated undistributed net investment income	2,383,547
Accumulated net realized loss	(295,703,355)
Unrealized depreciation on investments, futures and foreign currency translations	(63,596,132)

Net assets	$1,922,590,019

Class A
Net asset value, offering and redemption price per share, $887,960,837 / 166,156,620 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.34

Class B
Net asset value, offering and redemption price per share, $1,034,629,182 / 194,652,471 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.32

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Interest	$167,970,159
Dividends	116,498
Securities lending (net)	696,212

Total income	168,782,869

EXPENSES
Investment management fees	11,387,266
Administrative fees	3,022,205
Distribution fees—Class B	2,748,782
Printing and mailing expenses	249,467
Professional fees	139,994
Custodian fees	106,400
Trustees’ fees	23,482
Miscellaneous	58,835

Total expenses	17,736,431

NET INVESTMENT INCOME	151,046,438

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	12,223,834
Futures	(1,015,196)
Foreign currency transactions	(1,409,289)

Net realized gain	9,799,349

Change in unrealized appreciation (depreciation) on:
Securities	(102,539,844)
Futures	1,634,036
Foreign currency translations	1,525,592

Net change in unrealized depreciation	(99,380,216)

NET REALIZED AND UNREALIZED LOSS	(89,580,867)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,465,571

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$151,046,438	$134,095,109
Net realized gain (loss) on investments and foreign currency transactions	9,799,349	(5,646,208)
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	(99,380,216)	50,045,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,465,571	178,494,559

DIVIDENDS:
Dividends from net investment income
Class A	(69,446,852)	(59,039,233)
Class B	(78,894,181)	(73,375,113)

	(148,341,033)	(132,414,346)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 35,661,526 and 30,965,342 shares, respectively ]	204,940,445	177,613,117
Capital shares issued in reinvestment of dividends [ 13,019,884 and 10,556,421 shares, respectively ]	69,446,852	59,039,233
Capital shares repurchased [ (34,920,799) and (29,993,676) shares, respectively ]	(200,430,567)	(170,057,927)

Total Class A transactions	73,956,730	66,594,423

Class B
Capital shares sold [ 29,486,508 and 29,311,823 shares, respectively ]	168,775,032	165,765,087
Capital shares issued in reinvestment of dividends [ 14,869,781 and 13,194,478 shares, respectively ]	78,894,181	73,375,113
Capital shares repurchased [ (47,081,271) and (37,142,824) shares, respectively ]	(268,597,434)	(209,701,913)

Total Class B transactions	(20,928,221)	29,438,287

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	53,028,509	96,032,710

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,846,953)	142,112,923
NET ASSETS:
Beginning of year	1,956,436,972	1,814,324,049

End of year (a)	$1,922,590,019	$1,956,436,972

(a) Includes accumulated undistributed net investment income of	$2,383,547	$502,684

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $2,915,192,377)
(Securities on loan at market value $274,006,831)	$3,351,574,808
Cash	36,437,189
Foreign Cash (Cost $8,629,059)	8,675,844
Cash held as collateral at broker	616,983
Foreign Cash Held at Broker as Collateral	2,976,816
Dividends, interest and other receivables	3,652,241
Receivable from Separate Accounts for Trust shares sold	2,784,862
Receivable for securities sold	1,276,100
Other assets	3,076

Total assets	3,407,997,919

LIABILITIES
Collateral held for loaned securities	289,101,312
Payable for securities purchased	15,987,909
Investment management fees payable	2,616,580
Payable to Separate Accounts for Trust shares redeemed	460,764
Administrative fees payable	389,583
Distribution fees payable—Class B	191,899
Trustees’ fees payable	46,021
Accrued expenses	301,504

Total liabilities	309,095,572

NET ASSETS	$3,098,902,347

Net assets were comprised of:
Paid in capital	$2,617,969,053
Accumulated overdistributed net investment income	(328,305)
Accumulated undistributed net realized gain	44,612,974
Unrealized appreciation on investments, futures, and foreign currency translations	436,648,625

Net assets	$3,098,902,347

Class A
Net asset value, offering and redemption price per share, $2,193,440,993 / 133,889,369 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.38

Class B
Net asset value, offering and redemption price per share, $905,461,354 / 55,373,501 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.35

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $5,408,173 foreign withholding tax)	$58,808,902
Interest	4,997,340
Securities lending (net)	2,711,186

Total income	66,517,428

EXPENSES
Investment management fees	26,660,316
Administrative fees	4,026,663
Distribution fees—Class B	2,115,973
Custodian fees	1,397,500
Printing and mailing expenses	351,467
Professional fees	59,669
Trustees’ fees	30,133
Miscellaneous	58,389

Gross expenses	34,700,110
Less: Fees paid indirectly	(11,319)

Net expenses	34,688,791

NET INVESTMENT INCOME	31,828,637

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	192,937,982
Futures	876,478
Foreign currency transactions	(790,976)

Net realized gain	193,023,484

Change in unrealized appreciation (depreciation) on:
Securities	76,849,439
Futures	(107,804)
Foreign currency translations	88,171

Net change in unrealized appreciation	76,829,806

NET REALIZED AND UNREALIZED GAIN	269,853,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$301,681,927

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$31,828,637	$10,585,558
Net realized gain on investments, futures, and foreign currency transactions	193,023,484	99,680,297
Net change in unrealized appreciation on investments, futures, and foreign currency translations	76,829,806	221,979,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	301,681,927	332,245,488

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(20,142,793)	(8,741,601)
Class B	(6,143,148)	(3,092,428)

	(26,285,941)	(11,834,029)

Distributions from net realized capital gains
Class A	(119,932,885)	(52,172,293)
Class B	(50,613,639)	(30,431,777)

	(170,546,524)	(82,604,070)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(196,832,465)	(94,438,099)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 40,414,171 and 57,490,990 shares, respectively ]	673,036,589	830,531,407
Capital shares issued in reinvestment of dividends and distributions [ 8,815,526 and 3,994,841 shares, respectively ]	140,075,678	60,913,894
Capital shares repurchased [ (2,380,763) and (3,583,648) shares, respectively ]	(39,646,603)	(51,199,878)

Total Class A transactions	773,465,664	840,245,423

Class B
Capital shares sold [ 14,770,972 and 22,000,941 shares, respectively ]	243,588,578	319,199,727
Capital shares issued in reinvestment of dividends and distributions [ 3,576,266 and 2,207,849 shares, respectively ]	56,756,787	33,524,205
Capital shares repurchased [ (12,196,701) and (9,541,422) shares, respectively ]	(201,869,162)	(137,681,385)

Total Class B transactions	98,476,203	215,042,547

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	871,941,867	1,055,287,970

TOTAL INCREASE IN NET ASSETS	976,791,329	1,293,095,359
NET ASSETS:
Beginning of year	2,122,111,018	829,015,659

End of year (a)	$3,098,902,347	$2,122,111,018

(a) Includes accumulated overdistributed net investment income of	$(328,305)	$(5,080,027)

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $1,079,582,848)
(Securities on loan at market value $85,751,580)	$1,149,909,578
Foreign Cash (Cost $692)	729
Receivable for securities sold	3,644,249
Receivable from Separate Accounts for Trust shares sold	1,467,489
Dividends, interest and other receivables	1,299,254
Other assets	1,021

Total assets	1,156,322,320

LIABILITIES
Overdraft payable	7,048
Collateral held for loaned securities	88,588,274
Payable for securities purchased	8,943,311
Investment management fees payable	793,204
Administrative fees payable	141,366
Payable to Separate Accounts for Trust shares redeemed	109,246
Recoupment fees payable	52,155
Distribution fees payable—Class B	46,185
Trustees’ fees payable	16,889
Accrued expenses	25,783

Total liabilities	98,723,461

NET ASSETS	$1,057,598,859

Net assets were comprised of:
Paid in capital	$990,394,527
Accumulated undistributed net investment income	126,803
Accumulated overdistributed net realized gain	(3,249,238)
Unrealized appreciation on investments and foreign currency translations	70,326,767

Net assets	$1,057,598,859

Class A
Net asset value, offering and redemption price per share, $842,193,166 / 72,212,476 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.66

Class B
Net asset value, offering and redemption price per share, $215,405,693 / 18,464,485 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.67

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $19,353 foreign withholding tax)	$15,068,202
Interest	1,805,305
Securities lending (net)	495,694

Total income	17,369,201

EXPENSES
Investment management fees	8,449,991
Administrative fees	1,532,161
Distribution fees—Class B	536,521
Recoupment fees	152,355
Printing and mailing expenses	106,777
Custodian fees	81,100
Professional fees	36,753
Trustees’ fees	10,761
Miscellaneous	21,532

Gross expenses	10,927,951
Less: Fees paid indirectly	(70,981)

Net expenses	10,856,970

NET INVESTMENT INCOME	6,512,231

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,165,670
Foreign currency transactions	(25,250)

Net realized gain	53,140,420

Change in unrealized appreciation (depreciation) on:
Securities	(18,341,759)
Foreign currency translations	15

Net change in unrealized depreciation	(18,341,744)

NET REALIZED AND UNREALIZED GAIN	34,798,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,310,907

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,512,231	$4,282,638
Net realized gain on investments and foreign currency transactions	53,140,420	25,932,047
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(18,341,744)	57,743,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,310,907	87,958,473

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(5,469,603)	(3,565,617)
Class B	(881,387)	(741,319)

	(6,350,990)	(4,306,936)

Distributions from net realized capital gains
Class A	(53,799,639)	(11,387,989)
Class B	(14,317,335)	(4,234,699)

	(68,116,974)	(15,622,688)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(74,467,964)	(19,929,624)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 20,732,724 and 22,488,493 shares, respectively ]	259,550,553	252,809,780
Capital shares issued in reinvestment of dividends and distributions [ 5,096,178 and 1,261,891 shares, respectively ]	59,269,242	14,953,606
Capital shares repurchased [ (3,634,586) and (2,395,573) shares, respectively ]	(46,536,011)	(26,833,361)

Total Class A transactions	272,283,784	240,930,025

Class B
Capital shares sold [ 4,229,101 and 3,663,296 shares, respectively ]	52,944,114	41,341,710
Capital shares issued in reinvestment of dividends and distributions [ 1,304,411 and 422,202 shares, respectively ]	15,198,722	4,976,018
Capital shares repurchased [ (4,485,255) and (3,855,315) shares, respectively ]	(56,034,483)	(43,482,835)

Total Class B transactions	12,108,353	2,834,893

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	284,392,137	243,764,918

TOTAL INCREASE IN NET ASSETS	251,235,080	311,793,767
NET ASSETS:
Beginning of year	806,363,779	494,570,012

End of year (a)	$1,057,598,859	$806,363,779

(a) Includes accumulated undistributed (overdistributed) net investment income of	$126,803	$(9,110)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $374,114,710)
(Securities on loan at market value $21,515,724)	$440,039,638
Dividends, interest and other receivables	434,502
Receivable from Separate Accounts for Trust shares sold	342,806
Receivable for securities sold	154,727
Other assets	855

Total assets	440,972,528

LIABILITIES
Collateral held for loaned securities	22,223,896
Payable for securities purchased	537,561
Payable to Separate Accounts for Trust shares redeemed	437,621
Investment management fees payable	304,592
Distribution fees payable—Class B	83,338
Administrative fees payable	63,249
Trustees’ fees payable	7,374
Accrued expenses	11,516

Total liabilities	23,669,147

NET ASSETS	$417,303,381

Net assets were comprised of:
Paid in capital	$354,945,446
Accumulated net investment loss	(10,548)
Accumulated overdistributed net realized gain	(3,556,445)
Unrealized appreciation on investments	65,924,928

Net assets	$417,303,381

Class A
Net asset value, offering and redemption price per share, $25,968,249 / 2,639,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.84

Class B
Net asset value, offering and redemption price per share, $391,335,132 / 40,475,512 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $857 foreign withholding tax)	$3,374,572
Interest	472,172
Securities lending (net)	50,684

Total income	3,897,428

EXPENSES
Investment management fees	3,582,984
Distribution fees—Class B	937,847
Administrative fees	726,942
Printing and mailing expenses	50,143
Custodian fees	44,300
Professional fees	30,102
Trustees’ fees	4,592
Miscellaneous	12,835

Gross expenses	5,389,745
Less: Waiver from investment advisor	(73,575)
Fees paid indirectly	(262,750)

Net expenses	5,053,420

NET INVESTMENT LOSS	(1,155,992)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	43,921,908
Net change in unrealized depreciation on securities	(739,037)

NET REALIZED AND UNREALIZED GAIN	43,182,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,026,879

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,155,992)	$(1,866,271)
Net realized gain on investments	43,921,908	22,699,347
Net change in unrealized depreciation on investments	(739,037)	(20,109,132)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	42,026,879	723,944

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(2,874,715)	(983,003)
Class B	(44,364,657)	(17,694,019)

TOTAL DISTRIBUTIONS	(47,239,372)	(18,677,022)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 717,861 and 741,010 shares, respectively ]	7,716,030	7,565,467
Capital shares issued in reinvestment of distributions [ 297,847 and 97,577 shares, respectively ]	2,874,715	983,003
Capital shares repurchased [ (495,964) and (427,834) shares, respectively ]	(5,219,771)	(4,354,718)

Total Class A transactions	5,370,974	4,193,752

Class B
Capital shares sold [ 7,331,682 and 8,074,961 shares, respectively ]	76,906,394	81,171,735
Capital shares issued in reinvestment of distributions [ 4,675,077 and 1,779,183 shares, respectively ]	44,364,657	17,694,019
Capital shares repurchased [ (9,448,777) and (7,157,269) shares, respectively ]	(97,883,503)	(71,979,314)

Total Class B transactions	23,387,548	26,886,440

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,758,522	31,080,192

TOTAL INCREASE IN NET ASSETS	23,546,029	13,127,114
NET ASSETS:
Beginning of year	393,757,352	380,630,238

End of year (a)	$417,303,381	$393,757,352

(a) Includes accumulated net investment loss of	$(10,548)	$(8,773)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $1,994,759,937)
(Securities on loan at market value $97,690,714)	$2,054,617,019
Receivable for securities sold	5,187,914
Receivable from Separate Accounts for Trust shares sold	1,970,573
Dividends, interest and other receivables	3,372,802
Other assets	2,128

Total assets	2,065,150,436

LIABILITIES
Collateral held for loaned securities	100,454,911
Payable for securities purchased	23,590,083
Investment management fees payable	1,428,403
Payable to Separate Accounts for Trust shares redeemed	655,595
Administrative fees payable	250,070
Distribution fees payable—Class B	153,610
Trustees’ fees payable	33,199
Accrued expenses	77,918

Total liabilities	126,643,789

NET ASSETS	$1,938,506,647

Net assets were comprised of:
Paid in capital	$1,878,838,841
Accumulated undistributed net investment income	60,046
Accumulated overdistributed net realized gain	(255,689)
Unrealized appreciation on investments and foreign currency translations	59,863,449

Net assets	$1,938,506,647

Class A
Net asset value, offering and redemption price per share, $1,220,183,793 / 103,490,347 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.79

Class B
Net asset value, offering and redemption price per share, $718,322,854 / 60,916,226 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$11.79

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $111,459 foreign withholding tax)	$42,261,788
Interest	1,929,124
Securities lending (net)	227,181

Total income	44,418,093

EXPENSES
Investment management fees	15,905,797
Administrative fees	2,823,000
Distribution fees—Class B	1,821,548
Printing and mailing expenses	244,890
Recoupment fees	217,908
Custodian fees	134,799
Professional fees	46,725
Trustees’ fees	20,810
Miscellaneous	39,919

Gross expenses	21,255,396
Less: Fees paid indirectly	(1,150,576)

Net expenses	20,104,820

NET INVESTMENT INCOME	24,313,273

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	182,068,111
Foreign currency transactions	(628)

Net realized gain	182,067,483

Change in unrealized appreciation (depreciation) on:
Securities	(145,725,588)
Foreign currency translations	2,831

Net change in unrealized depreciation	(145,722,757)

NET REALIZED AND UNREALIZED GAIN	36,344,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,657,999

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,313,273	$12,824,941
Net realized gain on investments and foreign currency transactions	182,067,483	64,266,566
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(145,722,757)	149,562,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	60,657,999	226,654,245

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(16,324,347)	(8,201,985)
Class B	(7,910,661)	(4,635,213)

	(24,235,008)	(12,837,198)

Distributions from net realized capital gains
Class A	(121,085,914)	(28,519,535)
Class B	(72,851,732)	(22,497,903)

	(193,937,646)	(51,017,438)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(218,172,654)	(63,854,636)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 29,275,591 and 43,189,336 shares, respectively ]	391,542,225	516,231,661
Capital shares issued in reinvestment of dividends and distributions [ 11,708,646 and 2,877,048 shares, respectively ]	137,410,261	36,721,520
Capital shares repurchased [ (8,787,423) and (2,426,429) shares, respectively ]	(121,420,874)	(28,717,665)

Total Class A transactions	407,531,612	524,235,516

Class B
Capital shares sold [ 12,781,555 and 16,267,210 shares, respectively ]	170,912,150	195,766,770
Capital shares issued in reinvestment of dividends and distributions [ 6,872,492 and 2,128,565 shares, respectively ]	80,762,393	27,133,116
Capital shares repurchased [ (13,487,158) and (10,723,895) shares, respectively ]	(179,967,965)	(129,263,373)

Total Class B transactions	71,706,578	93,636,513

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	479,238,190	617,872,029

TOTAL INCREASE IN NET ASSETS	321,723,535	780,671,638
NET ASSETS:
Beginning of year	1,616,783,112	836,111,474

End of year (a)	$1,938,506,647	$1,616,783,112

(a) Includes accumulated undistributed (overdistributed) net investment income of	$60,046	$(17,407)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $988,130,709)
(Securities on loan at market value $232,350,721)	$1,105,727,972
Receivable for securities sold	2,003,625
Receivable from Separate Accounts for Trust shares sold	544,087
Dividends, interest and other receivables	399,208
Other assets	1,866

Total assets	1,108,676,758

LIABILITIES
Overdraft payable	43,101
Collateral held for loaned securities	239,666,288
Payable for securities purchased	9,844,850
Investment management fees payable	790,902
Payable to Separate Accounts for Trust shares redeemed	336,425
Distribution fees payable—Class B	117,793
Administrative fees payable	116,387
Trustees’ fees payable	14,852
Accrued expenses	51,889

Total liabilities	250,982,487

NET ASSETS	$857,694,271

Net assets were comprised of:
Paid in capital	$736,568,622
Accumulated net investment loss	(17,903)
Accumulated undistributed net realized gain	3,546,289
Unrealized appreciation on investments	117,597,263

Net assets	$857,694,271

Class A
Net asset value, offering and redemption price per share, $303,194,300 / 33,212,314 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.13

Class B
Net asset value, offering and redemption price per share, $554,499,971 / 61,982,529 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.95

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $98 foreign withholding tax)	$3,110,007
Interest	791,418
Securities lending (net)	840,381

Total income	4,741,806

EXPENSES
Investment management fees	8,736,638
Distribution fees—Class B	1,397,025
Administrative fees	1,312,665
Printing and mailing expenses	130,502
Custodian fees	108,100
Professional fees	34,664
Trustees’ fees	9,167
Miscellaneous	23,993

Gross expenses	11,752,754
Less: Fees paid indirectly	(256,139)

Net expenses	11,496,615

NET INVESTMENT LOSS	(6,754,809)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	87,200,572
Net change in unrealized appreciation on securities	7,561,638

NET REALIZED AND UNREALIZED GAIN	94,762,210

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,007,401

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(6,754,809)	$(6,847,166)
Net realized gain on investments	87,200,572	83,322,965
Net change in unrealized appreciation (depreciation) on investments	7,561,638	(8,037,436)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	88,007,401	68,438,363

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(28,110,709)	(22,299,544)
Class B	(55,110,513)	(54,024,854)

TOTAL DISTRIBUTIONS	(83,221,222)	(76,324,398)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 10,049,446 and 5,217,550 shares, respectively ]	99,700,680	49,795,063
Capital shares issued in reinvestment of distributions [ 3,171,593 and 2,466,495 shares, respectively ]	28,110,709	22,299,544
Capital shares repurchased [ (5,513,389) and (6,699,119) shares, respectively ]	(52,429,736)	(64,098,826)

Total Class A transactions	75,381,653	7,995,781

Class B
Capital shares sold [ 6,989,574 and 10,984,913 shares, respectively ]	67,277,400	104,492,969
Capital shares issued in reinvestment of distributions [ 6,322,799 and 6,068,076 shares, respectively ]	55,110,513	54,024,854
Capital shares repurchased [ (12,357,865) and (11,343,121) shares, respectively ]	(118,585,178)	(106,861,669)

Total Class B transactions	3,802,735	51,656,154

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	79,184,388	59,651,935

TOTAL INCREASE IN NET ASSETS	83,970,567	51,765,900
NET ASSETS:
Beginning of year	773,723,704	721,957,804

End of year (a)	$857,694,271	$773,723,704

(a) Includes accumulated net investment loss of	$(17,903)	$(26,493)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $1,307,641,542)
(Securities on loan at market value $273,528,202)	$1,360,675,789
Foreign Cash (Cost $95)	98
Receivable for securities sold	1,219,299
Dividends, interest and other receivables	1,147,732
Receivable from Separate Accounts for Trust shares sold	514,106
Other assets	2,845

Total assets	1,363,559,869

LIABILITIES
Collateral held for loaned securities	281,256,989
Payable for securities purchased	4,694,871
Investment management fees payable	998,370
Payable to Separate Accounts for Trust shares redeemed	538,436
Administrative fees payable	144,948
Distribution fees payable—Class B	115,928
Trustees’ fees payable	21,125
Accrued expenses	52,870

Total liabilities	287,823,537

NET ASSETS	$1,075,736,332

Net assets were comprised of:
Paid in capital	$1,027,298,111
Accumulated undistributed net investment income	406,321
Accumulated overdistributed net realized gain	(5,002,321)
Unrealized appreciation on investments and foreign currency translations	53,034,221

Net assets	$1,075,736,332

Class A
Net asset value, offering and redemption price per share, $535,841,853 / 58,309,469 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.19

Class B
Net asset value, offering and redemption price per share, $539,894,479 / 59,920,850 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $143,618 foreign withholding tax)	$14,157,697
Interest	1,155,553
Securities lending (net)	657,439

Total income	15,970,689

EXPENSES
Investment management fees	12,024,273
Administrative fees	1,765,562
Distribution fees—Class B	1,524,282
Printing and mailing expenses	164,781
Custodian fees	140,900
Professional fees	37,988
Trustees’ fees	12,738
Miscellaneous	28,433

Gross expenses	15,698,957
Less: Fees paid indirectly	(72,137)

Net expenses	15,626,820

NET INVESTMENT INCOME	343,869

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	81,467,792
Foreign currency transactions	(5,448)

Net realized gain	81,462,344

Change in unrealized appreciation (depreciation) on:
Securities	(88,534,732)
Foreign currency translations	93

Net change in unrealized depreciation	(88,534,639)

NET REALIZED AND UNREALIZED LOSS	(7,072,295)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,728,426)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$343,869	$753,851
Net realized gain on investments and foreign currency transactions	81,462,344	94,692,210
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(88,534,639)	27,126,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,728,426)	122,572,671

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(706,658)

Distributions from net realized capital gains
Class A	(45,707,191)	(38,650,458)
Class B	(47,970,841)	(62,054,877)

	(93,678,032)	(100,705,335)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(93,678,032)	(101,411,993)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,872,003 and 11,052,476 shares, respectively ]	192,444,922	115,111,376
Capital shares issued in reinvestment of dividends and distributions [ 4,988,611 and 3,946,670 shares, respectively ]	45,707,191	39,357,116
Capital shares repurchased [ (3,252,579) and (9,091,923) shares, respectively ]	(33,707,596)	(93,686,609)

Total Class A transactions	204,444,517	60,781,883

Class B
Capital shares sold [ 8,667,369 and 12,126,304 shares, respectively ]	89,994,620	123,877,442
Capital shares issued in reinvestment of dividends and distributions [ 5,326,225 and 6,320,851 shares, respectively ]	47,970,841	62,054,877
Capital shares repurchased [ (14,840,150) and (10,817,249) shares, respectively ]	(154,081,066)	(110,314,738)

Total Class B transactions	(16,115,605)	75,617,581

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	188,328,912	136,399,464

TOTAL INCREASE IN NET ASSETS	87,922,454	157,560,142
NET ASSETS:
Beginning of year	987,813,878	830,253,736

End of year (a)	$1,075,736,332	$987,813,878

(a) Includes accumulated undistributed net investment income of	$406,321	$6,680

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $509,860,619)
(Securities on loan at market value $118,938,558)	$515,029,027
Receivable for securities sold	4,082,588
Receivable from Separate Accounts for Trust shares sold	243,445
Dividends, interest and other receivables	44,628

Total assets	519,399,688

LIABILITIES
Overdraft payable	74,620
Collateral held for loaned securities	123,248,469
Payable for securities purchased	3,255,946
Investment management fees payable	352,595
Payable to Separate Accounts for Trust shares redeemed	187,032
Distribution fees payable—Class B	83,323
Administrative fees payable	59,189
Trustees’ fees payable	1,402
Accrued expenses	99,981

Total liabilities	127,362,557

NET ASSETS	$392,037,131

Net assets were comprised of:
Paid in capital	$388,878,441
Accumulated net investment loss	(1,936)
Accumulated overdistributed net realized gain	(2,007,782)
Unrealized appreciation on investments	5,168,408

Net assets	$392,037,131

Class B
Net asset value, offering and redemption price per share, $392,037,131 / 43,990,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.91

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $1,222 foreign withholding tax)	$2,526,261
Interest	281,163
Securities lending (net)	1,027,444

Total income	3,834,868

EXPENSES
Investment management fees	3,670,093
Distribution fees—Class B	887,661
Administrative fees	660,033
Custodian fees	111,000
Printing and mailing expenses	64,162
Professional fees	50,580
Trustees’ fees	4,197
Miscellaneous	10,587

Gross expenses	5,458,313
Less: Waiver from investment advisor	(239,934)
Fees paid indirectly	(723,867)

Net expenses	4,494,512

NET INVESTMENT LOSS	(659,644)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	46,877,747
Net change in unrealized depreciation on securities	(47,542,539)

NET REALIZED AND UNREALIZED LOSS	(664,792)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,324,436)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(659,644)	$(1,976,965)
Net realized gain (loss) on investments	46,877,747	(10,926,026)
Net change in unrealized appreciation (depreciation) on investments	(47,542,539)	25,803,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,324,436)	12,900,950

DISTRIBUTIONS:
Class B
Distributions from net realized capital gains	(36,537,518)	(3,441,458)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 8,631,980 and 18,235,678 shares, respectively ]	87,822,048	177,478,314
Capital shares issued in connection with the substitution [ 16,003,257 and 0 shares, respectively ] (See Note 9)	170,425,185	—
Capital shares issued in reinvestment of distributions [ 4,299,021 and 393,328 shares, respectively ]	36,537,518	3,441,458
Capital shares repurchased [ (14,111,222) and (9,623,840) shares, respectively ]	(142,695,300)	(89,180,006)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	152,089,451	91,739,766

TOTAL INCREASE IN NET ASSETS	114,227,497	101,199,258
NET ASSETS:
Beginning of year	277,809,634	176,610,376

End of year (a)	$392,037,131	$277,809,634

(a) Includes accumulated net investment loss of	$(1,936)	$(419)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value:
(Securities on loan at market value $152,473,795)
Unaffiliated issuers (Cost $1,921,673,152)	$1,758,059,694
Affiliated issuer (Cost $17,138,385)	13,534,594
Receivable for securities sold	5,456,003
Dividends, interest and other receivables	2,118,696
Receivable from Separate Accounts for Trust shares sold	241,925
Other assets	195,923

Total assets	1,779,606,835

LIABILITIES
Overdraft payable	3,898
Collateral held for loaned securities	158,280,399
Payable for securities purchased	8,302,089
Investment management fees payable	1,472,591
Payable to Separate Accounts for Trust shares redeemed	1,071,281
Distribution fees payable—Class B	472,108
Administrative fees payable	361,704
Trustees’ fees payable	13,341

Total liabilities	169,977,411

NET ASSETS	$1,609,629,424

Net assets were comprised of:
Paid in capital	$1,779,918,423
Accumulated overdistributed net investment income	(49,723)
Accumulated overdistributed net realized gain	(3,022,027)
Unrealized depreciation on investments	(167,217,249)

Net assets	$1,609,629,424

Class A
Net asset value, offering and redemption price per share, $628,684,354 / 55,976,593 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.23

Class B
Net asset value, offering and redemption price per share, $980,945,070 / 87,269,150 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.24

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $11,200 foreign withholding tax)	$29,098,754
Interest	3,816,955
Securities lending (net)	1,395,609

Total income	34,311,318

EXPENSES
Investment management fees	17,302,802
Distribution fees—Class B	3,022,486
Administrative fees	2,953,864
Printing and mailing expenses	292,324
Custodian fees	179,800
Professional fees	42,551
Trustees’ fees	21,498
Miscellaneous	66,880

Gross expenses	23,882,205
Less: Waiver from investment advisor	(466,180)
Fees paid indirectly	(209,024)

Net expenses	23,207,001

NET INVESTMENT INCOME	11,104,317

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities (net of $28,442 of net realized loss from affiliates)	98,262,358
Futures	103,018

Net realized gain	98,365,376

Net change in unrealized depreciation on securities	(297,674,545)

NET REALIZED AND UNREALIZED LOSS	(199,309,169)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,204,852)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,104,317	$5,261,609
Net realized gain on investments and futures	98,365,376	246,027,048
Net change in unrealized appreciation (depreciation) on investments	(297,674,545)	16,121,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(188,204,852)	267,410,146

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(3,839,704)	(2,907,950)
Class B	(3,512,727)	(3,472,476)

	(7,352,431)	(6,380,426)

Distributions from net realized capital gains
Class A	(58,358,622)	(64,147,036)
Class B	(91,128,079)	(150,994,169)

	(149,486,701)	(215,141,205)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(156,839,132)	(221,521,631)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,659,173 and 4,753,399 shares, respectively ]	244,515,624	68,908,035
Capital shares issued in reinvestment of dividends and distributions [ 5,402,219 and 4,947,513 shares, respectively ]	62,198,326	67,054,986
Capital shares repurchased [ (9,255,416) and (6,682,520) shares, respectively ]	(116,308,836)	(96,655,993)

Total Class A transactions	190,405,114	39,307,028

Class B
Capital shares sold [ 6,758,137 and 13,719,493 shares, respectively ]	92,738,567	196,371,087
Capital shares issued in reinvestment of dividends and distributions [ 8,202,184 and 11,386,504 shares, respectively ]	94,640,806	154,466,645
Capital shares repurchased [ (24,468,614) and (14,568,068) shares, respectively ]	(327,607,336)	(208,411,040)

Total Class B transactions	(140,227,963)	142,426,692

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	50,177,151	181,733,720

TOTAL INCREASE (DECREASE) IN NET ASSETS	(294,866,833)	227,622,235
NET ASSETS:
Beginning of year	1,904,496,257	1,676,874,022

End of year (a)	$1,609,629,424	$1,904,496,257

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(49,723)	$(11,718)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Cost $686,941,424)
(Securities on loan at market value $63,944,755)	$765,432,788
Foreign cash (Cost $42,138)	42,154
Receivable from Separate Accounts for Trust shares sold	2,010,669
Receivable for securities sold	1,709,539
Dividends, interest and other receivables	282,469
Other assets	1,342

Total assets	769,478,961

LIABILITIES
Overdraft payable	11,066
Collateral held for loaned securities	66,040,435
Payable for securities purchased	8,856,624
Investment management fees payable	701,343
Payable to Separate Accounts for Trust shares redeemed	626,040
Distribution fees payable—Class B	140,122
Administrative fees payable	97,426
Trustees’ fees payable	12,510
Accrued expenses	69,330

Total liabilities	76,554,896

NET ASSETS	$692,924,065

Net assets were comprised of:
Paid in capital	$686,420,000
Accumulated undistributed net investment income	(8,435)
Accumulated net realized loss	(71,979,560)
Unrealized appreciation on investments and foreign currency translations	78,492,060

Net assets	$692,924,065

Class A
Net asset value, offering and redemption price per share, $36,247,833 / 2,749,999 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.18

Class B
Net asset value, offering and redemption price per share, $656,676,232 / 50,598,817 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.98

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (net of $68,561 foreign withholding tax)	$3,390,383
Interest	1,029,245
Security lending (net)	253,350

Total income	4,672,978

EXPENSES
Investment management fees	7,045,953
Distribution fees—Class B	1,391,303
Administrative fees	1,004,142
Custodian fees	146,601
Printing and mailing expenses	84,245
Professional fees	40,082
Trustees’ fees	6,879
Miscellaneous	24,897

Gross expenses	9,744,102
Less: Fees paid indirectly	(52,991)

Net expenses	9,691,111

NET INVESTMENT LOSS	(5,018,133)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	82,349,803
Foreign currency transactions	(30,795)

Net realized gain	82,319,008

Change in unrealized appreciation on:
Securities	14,352,489
Foreign currency translations	603

Net change in unrealized appreciation	14,353,092

NET REALIZED AND UNREALIZED GAIN	96,672,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,653,967

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(5,018,133)	$(5,037,828)
Net realized gain on investments and foreign currency transactions	82,319,008	47,631,895
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	14,353,092	(5,630,050)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	91,653,967	36,964,017

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,153,282 and 1,043,992 shares, respectively ]	14,772,479	11,036,745
Capital shares repurchased [ (963,783) and (1,121,111) shares, respectively ]	(11,746,779)	(11,900,421)

Total Class A transactions	3,025,700	(863,676)

Class B
Capital shares sold [ 18,689,328 and 14,490,105 shares, respectively ]	234,165,563	153,218,571
Capital shares repurchased [ (15,149,320) and (17,034,489) shares, respectively ]	(180,946,364)	(179,030,768)

Total Class B transactions	53,219,199	(25,812,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	56,244,899	(26,675,873)

TOTAL INCREASE IN NET ASSETS	147,898,866	10,288,144
NET ASSETS:
Beginning of year	545,025,199	534,737,055

End of year (a)	$692,924,065	$545,025,199

(a) Includes accumulated net investment income (loss) of	$(8,435)	$(1,908)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $14,094,314)	$13,728,014
Unaffiliated Issuers (Amortized Cost $95,039)	95,039
Receivable from Separate Accounts for Trust shares sold	46,164
Receivable from investment manager	9,860
Dividends, interest and other receivables	180

Total assets	13,879,257

LIABILITIES
Payable for securities purchased	73,498
Distribution fees payable—Class B	2,736
Payable to Separate Accounts for Trust shares redeemed	209
Trustees’ fees payable	133
Accrued expenses	4,272

Total liabilities	80,848

NET ASSETS	$13,798,409

Net assets were comprised of:
Paid in capital	$13,886,934
Accumulated overdistributed net investment income	(28)
Accumulated undistributed net realized gain	277,803
Unrealized depreciation on investments	(366,300)

Net assets	$13,798,409

Class A
Net asset value, offering and redemption price per share, $580,081 / 53,468 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

Class B
Net asset value, offering and redemption price per share, $13,218,328 / 1,218,324 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$349,536
Interest	2,404

Total income	351,940

EXPENSES
Custodian fees	47,250
Administrative fees	46,552
Professional fees	21,115
Distribution fees—Class B	17,835
Printing and mailing expenses	8,732
Investment management fees	7,702
Trustees’ fees	83
Miscellaneous	3,642

Gross expenses	152,911
Less: Waiver from investment advisor	(54,254)
Reimbursement from investment manager	(53,868)

Net expenses	44,789

NET INVESTMENT INCOME	307,151

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	81,792
Net distribution of realized gain received from
Underlying Portfolios	365,662

Net realized gain	447,454
Net change in unrealized depreciation on securities	(387,089)

NET REALIZED AND UNREALIZED GAIN	60,365

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$367,516

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2007	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$307,151	$51,061
Net realized gain on investments	447,454	43,414
Net change in unrealized appreciation (depreciation) on investments	(387,089)	20,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	367,516	115,264

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(17,843)	(12,530)
Class B	(367,981)	(43,399)

	(385,824)	(55,929)

Distributions from net realized capital gains
Class A	(6,552)	(130)
Class B	(122,890)	(468)

	(129,442)	(598)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(515,266)	(56,527)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 2,263 and 1,205 shares, respectively ]	24,395	12,660

Class B
Capital shares sold [ 1,141,094 and 142,984 shares, respectively ]	12,655,495	1,500,315
Capital shares issued in reinvestment of dividends and distributions [ 45,569 and 4,174 shares, respectively ]	490,871	43,867
Capital shares repurchased [ (160,367) and (5,130) shares, respectively ]	(1,787,428)	(52,753)

Total Class B transactions	11,358,938	1,491,429

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,383,333	1,504,089

TOTAL INCREASE IN NET ASSETS	11,235,583	1,562,826
NET ASSETS:
Beginning of period	2,562,826	1,000,000

End of period (a)	$13,798,409	$2,562,826

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(28)	$1

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $18,406,469)	$17,856,590
Unaffiliated Issuers (Amortized Cost $87,869)	87,869
Receivable from Separate Accounts for Trust shares sold	69,461
Receivable from investment manager	9,126
Dividends, interest and other receivables	356

Total assets	18,023,402

LIABILITIES
Payable for securities purchased	68,264
Payable to Separate Accounts for Trust shares redeemed	64,534
Distribution fees payable—Class B	3,518
Trustees’ fees payable	163
Accrued expenses	4,099

Total liabilities	140,578

NET ASSETS	$17,882,824

Net assets were comprised of:
Paid in capital	$18,004,126
Accumulated overdistributed net investment income	(36)
Accumulated undistributed net realized gain	428,613
Unrealized depreciation on investments	(549,879)

Net assets	$17,882,824

Class A
Net asset value, offering and redemption price per share, $585,199 / 53,086 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.02

Class B
Net asset value, offering and redemption price per share, $17,297,625 / 1,568,998 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.02

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$357,193
Interest	3,146

Total income	360,339

EXPENSES
Administrative fees	49,964
Custodian fees	46,900
Distribution fees—Class B	23,507
Professional fees	21,145
Printing and mailing expenses	10,133
Investment management fees	9,976
Trustees’ fees	108
Miscellaneous	3,494

Gross expenses	165,227
Less: Waiver from investment advisor	(59,940)
Reimbursement from investment manager	(46,866)

Net expenses	58,421

NET INVESTMENT INCOME	301,918

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	146,253
Net distributions of realized gain received from
Underlying Portfolios	541,836

Net realized gain	688,089
Net change in unrealized depreciation on securities	(589,309)

NET REALIZED AND UNREALIZED GAIN	98,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$400,698

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2007	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$301,918	$45,335
Net realized gain on investments and foreign currency transactions	688,089	52,960
Net change in unrealized appreciation (depreciation) on investments	(589,309)	39,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	400,698	137,725

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(15,175)	(10,905)
Class B	(399,127)	(39,584)

	(414,302)	(50,489)

Distributions from net realized capital gains
Class A	(7,212)	(125)
Class B	(187,682)	(474)

	(194,894)	(599)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(609,196)	(51,088)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 2,047 and 1,039 shares, respectively ]	22,387	11,030

Class B
Capital shares sold [ 1,519,435 and 151,710 shares, respectively ]	17,110,231	1,594,244
Capital shares issued in reinvestment of dividends and distributions [ 53,667 and 3,773 shares, respectively ]	586,809	40,058
Capital shares repurchased [ (206,308) and (3,279) shares, respectively ]	(2,325,640)	(34,434)

Total Class B transactions	15,371,400	1,599,868

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,393,787	1,610,898

TOTAL INCREASE IN NET ASSETS	15,185,289	1,697,535
NET ASSETS:
Beginning of period	2,697,535	1,000,000

End of period (a)	$17,882,824	$2,697,535

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(36)	$7

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $10,511,585)	$10,273,362
Unaffiliated Issuers (Amortized Cost $64,203)	64,203
Receivable from Separate Accounts for Trust shares sold	116,416
Receivable from investment manager	11,783
Dividends, interest and other receivables	233

Total assets	10,465,997

LIABILITIES
Payable for securities purchased	38,240
Payable to Separate Accounts for Trust shares redeemed	2,136
Distribution fees payable—Class B	1,966
Trustees’ fees payable	97
Accrued expenses	8,638

Total liabilities	51,077

NET ASSETS	$10,414,920

Net assets were comprised of:
Paid in capital	$10,382,542
Accumulated overdistributed net investment income	(23)
Accumulated undistributed net realized gain	270,624
Unrealized depreciation on investments	(238,223)

Net assets	$10,414,920

Class A
Net asset value, offering and redemption price per share, $589,463 / 52,598 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.21

Class B
Net asset value, offering and redemption price per share, $9,825,457 / 876,730 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.21

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$166,734
Interest	1,775

Total income	168,509

EXPENSES
Custodian fees	51,600
Administrative fees	43,404
Professional fees	21,083
Distribution fees—Class B	12,560
Printing and mailing expenses	7,782
Investment management fees	5,603
Trustees’ fees	60
Miscellaneous	3,482

Gross expenses	145,574
Less: Waiver from investment advisor	(49,007)
Reimbursement from investment manager	(64,397)

Net expenses	32,170

NET INVESTMENT INCOME	136,339

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	34,119
Net distribution of realized gain received from Underlying Portfolios	348,555

Net realized gain	382,674
Net change in unrealized depreciation on securities	(293,881)

NET REALIZED AND UNREALIZED GAIN	88,793

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,132

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2007	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$136,339	$22,096
Net realized gain on investments and foreign currency transactions	382,674	39,483
Net change in unrealized appreciation (depreciation) on investments	(293,881)	55,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	225,132	117,237

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(13,592)	(9,000)
Class B	(193,724)	(16,850)

	(207,316)	(25,850)

Distributions from net realized capital gains
Class A	(5,735)	(190)
Class B	(70,941)	(375)

	(76,676)	(565)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(283,992)	(26,415)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 1,740 and 858 shares, respectively ]	19,327	9,190

Class B
Capital shares sold [ 794,679 and 67,844 shares, respectively ]	9,057,926	715,356
Capital shares issued in reinvestment of dividends and distributions [ 23,836 and 1,608 shares, respectively ]	264,665	17,225
Capital shares repurchased [ (55,890) and (5,347) shares, respectively ]	(643,909)	(56,822)

Total Class B transactions	8,678,682	675,759

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,698,009	684,949

TOTAL INCREASE IN NET ASSETS	8,639,149	775,771
NET ASSETS:
Beginning of period	1,775,771	1,000,000

End of period (a)	$10,414,920	$1,775,771

(a) Includes accumulated overdistributed net investment income of	$(23)	$(1)

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at cost:
Affiliated Issuers (Cost $7,458,721)	$7,206,910
Unaffiliated Issuers (Amortized Cost $71,235)	71,235
Receivable from Separate Accounts for Trust shares sold	42,024
Receivable from investment manager	10,381
Dividends, interest and other receivables	166

Total assets	7,330,716

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	94,514
Payable for securities purchased	47,203
Distribution fees payable—Class B	1,339
Trustees’ fees payable	71
Accrued expenses	4,512

Total liabilities	147,639

NET ASSETS	$7,183,077

Net assets were comprised of:
Paid in capital	$7,228,929
Accumulated overdistributed net investment income	(16)
Accumulated undistributed net realized gain	205,975
Unrealized depreciation on investments	(251,811)

Net assets	$7,183,077

Class A
Net asset value, offering and redemption price per share, $595,322 / 53,346 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.16

Class B
Net asset value, offering and redemption price per share, $6,587,755 / 590,281 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.16

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$89,005
Interest	1,230

Total income	90,235

EXPENSES
Administrative fees	41,014
Custodian fees	37,500
Professional fees	21,057
Distribution fees—Class B	8,562
Printing and mailing expenses	6,947
Investment management fees	4,010
Trustees’ fees	43
Miscellaneous	3,482

Gross expenses	122,615
Less: Waiver from investment advisor	(45,024)
Reimbursement from investment manager	(54,996)

Net expenses	22,595

NET INVESTMENT INCOME	67,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	137,936
Net distributions of realized gain received from Underlying Portfolios	268,095

Net realized gain	406,031
Net change in unrealized depreciation on securities	(302,715)

NET REALIZED AND UNREALIZED GAIN	103,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,956

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2007	August 31, 2006* to December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$67,640	$17,300
Net realized gain on investments	406,031	43,596
Net change in unrealized appreciation (depreciation) on investments	(302,715)	50,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	170,956	111,800

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(11,597)	(7,695)
Class B	(109,846)	(13,713)

	(121,443)	(21,408)

Distributions from net realized capital gains
Class A	(17,537)	(50)
Class B	(168,412)	(95)

	(185,949)	(145)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(307,392)	(21,553)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 2,629 and 717 shares, respectively ]	29,134	7,745

Class B
Capital shares sold [ 574,865 and 51,940 shares, respectively ]	6,664,583	559,665
Capital shares issued in reinvestment of dividends and distributions [ 25,142 and 1,278 shares, respectively ]	278,258	13,808
Capital shares repurchased [ (106,565) and (6,379) shares, respectively ]	(1,255,013)	(68,914)

Total Class B transactions	5,687,828	504,559

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,716,962	512,304

TOTAL INCREASE IN NET ASSETS	5,580,526	602,551
NET ASSETS:
Beginning of period	1,602,551	1,000,000

End of period (a)	$7,183,077	$1,602,551

(a) Includes accumulated overdistributed net investment income of	$(16)	$—

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class A	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$10.87	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.47	0.41	0.34	0.38	0.53
Net realized and unrealized gain (loss) on investments	0.18	0.30	(0.04)	0.28	0.06

Total from investment operations	0.65	0.71	0.30	0.66	0.59

Less distributions:
Dividends from net investment income	(0.43)	(0.38)	(0.30)	(0.30)	(0.14)
Distributions from net realized gains	(0.19)	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	(0.62)	(0.53)	(0.41)	(0.31)	(0.14)

Net asset value, end of period	$10.90	$10.87	$10.69	$10.80	$10.45

Total return (b)	6.11%	6.55%	2.78%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,015	$4,999	$3,054	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.31%	0.32%	0.32%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.17%	3.80%	3.17%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	3.96%	3.58%	2.95%	3.09%	3.29	%(l)
Portfolio turnover rate	39%	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.04	$0.39

	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class B	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$10.87	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.45	0.38	0.32	0.35	0.53
Net realized and unrealized gain (loss) on investments	0.17	0.30	(0.05)	0.28	0.05

Total from investment operations	0.62	0.68	0.27	0.63	0.58

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.27)	(0.27)	(0.13)
Distributions from net realized gains	(0.19)	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	(0.59)	(0.50)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$10.90	$10.87	$10.69	$10.80	$10.45

Total return (b)	5.74%	6.37%	2.52%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$585,489	$339,978	$217,999	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.56%	0.57%	0.57%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.02%	3.48%	2.92%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	3.81%	3.26%	2.70%	2.84%	3.04	%(l)
Portfolio turnover rate	39%	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class A	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$11.61	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.43	0.36	0.30	0.33	0.47
Net realized and unrealized gain on investments	0.23	0.65	0.09	0.52	0.33

Total from investment operations	0.66	1.01	0.39	0.85	0.80

Less distributions:
Dividends from net investment income	(0.42)	(0.36)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	(0.26)	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	(0.68)	(0.56)	(0.45)	(0.29)	(0.14)

Net asset value, end of period	$11.59	$11.61	$11.16	$11.22	$10.66

Total return (b)	5.73%	9.06%	3.53%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,943	$5,544	$3,466	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.29%	0.28%	0.29%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.58%	3.10%	2.74%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	3.39%	2.91%	2.55%	2.71%	6.51	%(l)
Portfolio turnover rate	21%	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.03	$0.18

	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class B	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$11.61	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.37	0.33	0.27	0.30	0.46
Net realized and unrealized gain on investments	0.26	0.64	0.09	0.52	0.33

Total from investment operations	0.63	0.97	0.36	0.82	0.79

Less distributions:
Dividends from net investment income	(0.39)	(0.32)	(0.22)	(0.25)	(0.13)
Distributions from net realized gains	(0.26)	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	(0.65)	(0.52)	(0.42)	(0.26)	(0.13)

Net asset value, end of period	$11.59	$11.61	$11.16	$11.22	$10.66

Total return (b)	5.46%	8.78%	3.27%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,150,399	$809,200	$487,000	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.54%	0.53%	0.54%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.07%	2.84%	2.49%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	2.88%	2.65%	2.30%	2.46%	6.26	%(l)
Portfolio turnover rate	21%	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (k)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003 (c)
Net asset value, beginning of year	$16.93	$15.88	$15.51	$14.63	$12.54

Income from investment operations:
Net investment income	0.45	0.39	0.33	0.25	0.33
Net realized and unrealized gain on investments and foreign currency transactions	0.65	1.29	0.46	1.06	2.10

Total from investment operations	1.10	1.68	0.79	1.31	2.43

Less distributions:
Dividends from net investment income	(0.60)	(0.49)	(0.42)	(0.43)	(0.34)
Distributions from net realized gains	(0.33)	(0.14)	—	—	—

Total dividends and distributions	(0.93)	(0.63)	(0.42)	(0.43)	(0.34)

Net asset value, end of year	$17.10	$16.93	$15.88	$15.51	$14.63

Total return	6.56%	10.58%	5.06%	8.99%	19.40%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,143,322	$3,103,418	$3,052,781	$3,160,074	$3,141,256
Ratio of expenses to average net assets:
After waivers and reimbursements	0.10%	0.10%	0.10%	0.10%	0.42%
After waivers, reimbursements and fees paid indirectly	0.10%	0.10%	0.10%	0.09%	0.37%
Before waivers, reimbursements and fees paid indirectly	0.27%	0.27%	0.27%	0.26%	0.49%
Ratio of net investment income to average net assets:
After waivers and reimbursements	2.58%	2.36%	2.11%	1.65%	2.42%
After waivers, reimbursements and fees paid indirectly	2.58%	2.36%	2.11%	1.66%	2.47%
Before waivers, reimbursements and fees paid indirectly	2.41%	2.20%	1.94%	1.49%	2.35%
Portfolio turnover rate	9%	19%	34%	— ‡%	324	%(h)
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.03	$0.03	$0.02	$0.01

	Year Ended December 31,
Class B	2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003 (c)
Net asset value, beginning of year	$16.84	$15.79	$15.43	$14.55	$12.47

Income from investment operations:
Net investment income	0.45	0.37	0.27	0.21	0.30
Net realized and unrealized gain on investments and foreign currency transactions	0.60	1.26	0.46	1.06	2.08

Total from investment operations	1.05	1.63	0.73	1.27	2.38

Less distributions:
Dividends from net investment income	(0.55)	(0.44)	(0.37)	(0.39)	(0.30)
Distributions from net realized gains	(0.33)	(0.14)	—	—	—

Total dividends and distributions	(0.88)	(0.58)	(0.37)	(0.39)	(0.30)

Net asset value, end of year	$17.01	$16.84	$15.79	$15.43	$14.55

Total return	6.31%	10.34%	4.74%	8.75%	19.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,289,959	$4,867,869	$3,518,020	$2,341,547	$1,261,402
Ratio of expenses to average net assets:
After waivers and reimbursements	0.35%	0.35%	0.35%	0.35%	0.67%
After waivers, reimbursements and fees paid indirectly	0.35%	0.35%	0.35%	0.34%	0.62%
Before waivers, reimbursements and fees paid indirectly	0.52%	0.52%	0.52%	0.51%	0.74%
Ratio of net investment income to average net assets:
After waivers and reimbursements	2.57%	2.26%	1.86%	1.40%	2.17%
After waivers, reimbursements and fees paid indirectly	2.57%	2.26%	1.86%	1.41%	2.22%
Before waivers, reimbursements and fees paid indirectly	2.40%	2.09%	1.69%	1.24%	2.10%
Portfolio turnover rate	9%	19%	34%	— ‡%	324	%(h)
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.03	$0.03	$0.02	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,				July 31, 2003* to December 31, 2003
Class A	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$13.89	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.32	0.32	0.23	0.26	0.09
Net realized and unrealized gain on investments	0.60	1.52	0.62	1.07	1.17

Total from investment operations	0.92	1.84	0.85	1.33	1.26

Less distributions:
Dividends from net investment income	(0.43)	(0.33)	(0.25)	(0.25)	(0.09)
Distributions from net realized gains	(0.43)	(0.22)	(0.25)	— #	—

Total dividends and distributions	(0.86)	(0.55)	(0.50)	(0.25)	(0.09)

Net asset value, end of period	$13.95	$13.89	$12.60	$12.25	$11.17

Total return (b)	6.68%	14.77%	6.97%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$198,686	$100,459	$37,779	$13,194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.27%	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.20%	2.38%	1.84%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	2.03%	2.22%	1.67%	2.04%	5.14	%(l)
Portfolio turnover rate	8%	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.02

	Year Ended December 31,				July 31, 2003* to December 31, 2003
Class B	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$13.89	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.26	0.26	0.20	0.23	0.08
Net realized and unrealized gain on investments	0.62	1.55	0.62	1.07	1.17

Total from investment operations	0.88	1.81	0.82	1.30	1.25

Less distributions:
Dividends from net investment income	(0.39)	(0.30)	(0.22)	(0.22)	(0.08)
Distributions from net realized gains	(0.43)	(0.22)	(0.25)	— #	—

Total dividends and distributions	(0.82)	(0.52)	(0.47)	(0.22)	(0.08)

Net asset value, end of period	$13.95	$13.89	$12.60	$12.25	$11.17

Total return (b)	6.41%	14.48%	6.70%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,665,262	$6,607,618	$2,956,385	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.52%	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.83%	1.95%	1.59%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	1.66%	1.79%	1.42%	1.79%	4.89	%(l)
Portfolio turnover rate	8%	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class A	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$14.71	$12.96	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	0.22	0.24	0.19	0.11	0.15
Net realized and unrealized gain on investments	0.71	2.10	0.84	1.26	1.16

Total from investment operations	0.93	2.34	1.03	1.37	1.31

Less distributions:
Dividends from net investment income	(0.40)	(0.30)	(0.24)	(0.18)	(0.05)
Distributions from net realized gains	(0.56)	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	(0.96)	(0.59)	(0.51)	(0.19)	(0.05)

Net asset value, end of period	$14.68	$14.71	$12.96	$12.44	$11.26

Total return (b)	6.43%	18.22%	8.27%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97,742	$51,217	$18,069	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.28%	0.29%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.41%	1.72%	1.50%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	1.23%	1.54%	1.31%	0.62%	(2.53	)%(l)
Portfolio turnover rate	10%	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.02	$0.02	$0.03	$0.27

	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class B	2007(c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$14.71	$12.96	$12.43	$11.26	$10.00

Income from investment operations:
Net investment income	0.18	0.18	0.17	0.08	0.14
Net realized and unrealized gain on investments	0.71	2.13	0.84	1.25	1.16

Total from investment operations	0.89	2.31	1.01	1.33	1.30

Less distributions:
Dividends from net investment income	(0.36)	(0.27)	(0.21)	(0.15)	(0.04)
Distributions from net realized gains	(0.56)	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	(0.92)	(0.56)	(0.48)	(0.16)	(0.04)

Net asset value, end of period	$14.68	$14.71	$12.96	$12.43	$11.26

Total return (b)	6.16%	17.92%	8.08%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,038,613	$1,595,326	$609,650	$241,623	$7,807
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.53%	0.54%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.17%	1.30%	1.25%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	1.00%	1.12%	1.06%	0.37%	(2.78	)%(l)
Portfolio turnover rate	10%	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.02	$0.02	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$28.78	$27.36	$25.23	$22.45	$16.29

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	3.32	1.42	2.15	2.81	6.17

Total from investment operations	3.36	1.47	2.13	2.78	6.16

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	—	—	—

Net asset value, end of year	$32.11	$28.78	$27.36	$25.23	$22.45

Total return	11.69%	5.38%	8.44%	12.38%	37.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,638,093	$2,332,898	$2,122,576	$2,485,132	$2,141,844
Ratio of expenses to average net assets:
After fees paid indirectly	0.72%	0.78%	0.73%	0.68%	0.70%
Before fees paid indirectly	0.79%	0.80%	0.80%	0.80%	0.77%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.14%	0.20%	(0.07)%	(0.12)%	(0.09)%
Before fees paid indirectly	0.07%	0.18%	(0.14)%	(0.24)%	(0.16)%
Portfolio turnover rate	87%	90%	96%	111%	119%

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$28.33	$26.96	$24.91	$22.22	$16.16

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.01)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	3.26	1.38	2.13	2.77	6.12

Total from investment operations	3.23	1.37	2.05	2.69	6.06

Net asset value, end of year	$31.56	$28.33	$26.96	$24.91	$22.22

Total return	11.40%	5.08%	8.23%	12.11%	37.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$244,593	$261,648	$267,802	$258,689	$225,426
Ratio of expenses to average net assets:
After fees paid indirectly	0.97%	1.03%	0.98%	0.93%	0.95%
Before fees paid indirectly	1.04%	1.05%	1.05%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.10)%	(0.05)%	(0.32)%	(0.37)%	(0.34)%
Before fees paid indirectly	(0.18)%	(0.07)%	(0.39)%	(0.49)%	(0.41)%
Portfolio turnover rate	87%	90%	96%	111%	119%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$10.21	$10.25	$10.43	$10.42	$10.37

Income (loss) from investment operations:
Net investment income	0.47	0.44	0.36	0.24	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17	(0.04)	(0.16)	0.18	0.18

Total from investment operations	0.64	0.40	0.20	0.42	0.42

Less distributions:
Dividends from net investment income	(0.47)	(0.44)	(0.38)	(0.26)	(0.25)
Distributions from realized gains	—	—	—	(0.15)	(0.12)

Total dividends and distributions	(0.47)	(0.44)	(0.38)	(0.41)	(0.37)

Net asset value, end of year	$10.38	$10.21	$10.25	$10.43	$10.42

Total return	6.53%	3.96%	2.00%	4.13%	4.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,088,488	$1,911,399	$1,237,241	$944,330	$431,203
Ratio of expenses to average net assets:
After waivers	0.71%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly	0.71%	0.70%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly	0.76%	0.77%	0.78%	0.80%	0.86%
Ratio of net investment income to average net assets:
After waivers	4.62%	4.31%	3.51%	2.38%	2.23%
After waivers and fees paid indirectly	4.62%	4.31%	3.51%	2.38%	2.23%
Before waivers and fees paid indirectly	4.57%	4.24%	3.43%	2.28%	2.07%
Portfolio turnover rate	475%	366%	654%	767%	633%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.01	$0.02

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$10.20	$10.24	$10.42	$10.41	$10.37

Income (loss) from investment operations:
Net investment income	0.44	0.41	0.34	0.22	0.20
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18	(0.03)	(0.16)	0.18	0.19

Total from investment operations	0.62	0.38	0.18	0.40	0.39

Less distributions:
Dividends from net investment income	(0.42)	(0.42)	(0.36)	(0.24)	(0.23)
Distributions from realized gains	—	—	—	(0.15)	(0.12)

Total dividends and distributions	(0.42)	(0.42)	(0.36)	(0.39)	(0.35)

Net asset value, end of year	$10.40	$10.20	$10.24	$10.42	$10.41

Total return	6.23%	3.80%	1.74%	3.87%	3.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$829,932	$825,182	$806,356	$781,977	$666,007
Ratio of expenses to average net assets:
After waivers	0.96%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.96%	0.95%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly	1.01%	1.02%	1.03%	1.05%	1.11%
Ratio of net investment income to average net assets:
After waivers	4.37%	4.04%	3.26%	2.13%	1.98%
After waivers and fees paid indirectly	4.37%	4.04%	3.26%	2.13%	1.98%
Before waivers and fees paid indirectly	4.32%	3.97%	3.18%	2.03%	1.82%
Portfolio turnover rate	475%	366%	654%	767%	633%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.01	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003(c)
Net asset value, beginning of year	$11.03	$10.98	$10.78	$10.22	$8.02

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.03)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	1.07	0.59	0.81	1.28	2.35

Total from investment operations	1.01	0.56	0.76	1.23	2.29

Less distributions:
Distributions from net realized gains	(0.90)	(0.51)	(0.56)	(0.67)	(0.09)

Net asset value, end of year	$11.14	$11.03	$10.98	$10.78	$10.22

Total return	9.17%	5.39%	7.30%	12.32%	28.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,376	$16,808	$15,347	$10,588	$6,376
Ratio of expenses to average net assets:
After waivers and reimbursements	1.43%	1.43%	1.48%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.42%	1.38%	1.46%	1.56%	1.59%
Before waivers, reimbursements and fees paid indirectly	1.43%	1.43%	1.48%	1.60%	1.68%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.49)%	(0.34)%	(0.46)%	(0.59)%	(0.69)%
After waivers, reimbursements and fees paid indirectly	(0.48)%	(0.28)%	(0.44)%	(0.55)%	(0.68)%
Before waivers, reimbursements and fees paid indirectly	(0.49)%	(0.34)%	(0.46)%	(0.59)%	(0.77)%
Portfolio turnover rate	105%	145%	109%	127%	108%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.01

	Year Ended December 31,
Class B	2007 (c)	2006(c)	2005(c)	2004	2003(c)
Net asset value, beginning of year	$10.88	$10.86	$10.70	$10.17	$8.01

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.06)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain on investments and foreign currency transactions	1.05	0.59	0.79	1.27	2.33

Total from investment operations	0.97	0.53	0.72	1.20	2.25

Less distributions:
Distributions from net realized gains	(0.90)	(0.51)	(0.56)	(0.67)	(0.09)

Net asset value, end of year	$10.95	$10.88	$10.86	$10.70	$10.17

Total return	9.04%	5.08%	6.98%	12.09%	28.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$415,882	$381,449	$334,012	$270,570	$167,416
Ratio of expenses to average net assets:
After waivers and reimbursements	1.68%	1.68%	1.73%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly	1.67%	1.63%	1.71%	1.81%	1.84%
Before waivers, reimbursements and fees paid indirectly	1.68%	1.68%	1.73%	1.85%	1.93%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.74)%	(0.59)%	(0.71)%	(0.84)%	(0.94)%
After waivers, reimbursements and fees paid indirectly	(0.73)%	(0.53)%	(0.69)%	(0.80)%	(0.93)%
Before waivers, reimbursements and fees paid indirectly	(0.74)%	(0.59)%	(0.71)%	(0.84)%	(1.02)%
Portfolio turnover rate	105%	145%	109%	127%	108%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.01
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of year	$5.61	$5.47	$5.75	$5.63	$4.82

Income (loss) from investment operations:
Net investment income	0.45	0.42	0.41	0.42	0.42
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	0.14	(0.23)	0.09	0.69

Total from investment operations	0.18	0.56	0.18	0.51	1.11

Less distributions:
Dividends from net investment income	(0.45)	(0.42)	(0.46)	(0.39)	(0.30)

Net asset value, end of year	$5.34	$5.61	$5.47	$5.75	$5.63

Total return	3.29%	10.21%	3.26%	9.02%	22.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$887,961	$855,156	$770,374	$974,088	$784,005
Ratio of expenses to average net assets	0.76%	0.76%	0.76%	0.76%	0.75%
Ratio of net investment income to average net assets	7.78%	7.45%	7.08%	7.20%	7.67%
Portfolio turnover rate	108%	103%	116%	78%	66%

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004(c)	2003(c)
Net asset value, beginning of year	$5.58	$5.44	$5.71	$5.59	$4.79

Income (loss) from investment operations:
Net investment income	0.43	0.41	0.39	0.40	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.25)	0.13	(0.21)	0.09	0.68

Total from investment operations	0.18	0.54	0.18	0.49	1.08

Less distributions:
Dividends from net investment income	(0.44)	(0.40)	(0.45)	(0.37)	(0.28)

Net asset value, end of year	$5.32	$5.58	$5.44	$5.71	$5.59

Total return	3.18%	9.93%	3.13%	8.75%	22.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,034,629	$1,101,281	$1,043,950	$1,029,570	$823,114
Ratio of expenses to average net assets	1.01%	1.01%	1.01%	1.01%	1.00%
Ratio of net investment income to average net assets	7.53%	7.20%	6.83%	6.95%	7.42%
Portfolio turnover rate	108%	103%	116%	78%	66%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$15.58	$13.03	$12.14	$10.60	$7.93

Income from investment operations:
Net investment income	0.21	0.11	0.14	0.09	0.05
Net realized and unrealized gain on investments, futures, and foreign currency transactions	1.73	3.20	1.73	1.83	2.69

Total from investment operations	1.94	3.31	1.87	1.92	2.74

Less distributions:
Dividends from net investment income	(0.16)	(0.11)	(0.21)	(0.12)	(0.07)
Distributions from realized gains	(0.98)	(0.65)	(0.77)	(0.26)	—

Total dividends and distributions	(1.14)	(0.76)	(0.98)	(0.38)	(0.07)

Net asset value, end of year	$16.38	$15.58	$13.03	$12.14	$10.60

Total return	12.73%	25.58%	15.74%	18.18%	34.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,193,441	$1,356,428	$379,616	$238,906	$16,003
Ratio of expenses to average net assets:
After waivers and reimbursements	1.23%	1.28%	1.33%	1.55%	1.55%
After waivers, reimbursements, and fees paid indirectly	1.23%	1.27%	1.29%	1.50%	1.48%
Before waivers, reimbursements, and fees paid indirectly	1.23%	1.28%	1.33%	1.55%	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	1.27%	0.77%	1.13%	0.73%	0.45%
After waivers, reimbursements, and fees paid indirectly	1.27%	0.78%	1.17%	0.78%	0.52%
Before waivers, reimbursements, and fees paid indirectly	1.27%	0.77%	1.13%	0.73%	0.22%
Portfolio turnover rate	47%	45%	67%	83%	72%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$0.02

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$15.56	$13.01	$12.12	$10.58	$7.91

Income from investment operations:
Net investment income	0.17	0.10	0.11	0.07	0.03
Net realized and unrealized gain on investments, futures, and foreign currency transactions	1.72	3.17	1.72	1.82	2.69

Total from investment operations	1.89	3.27	1.83	1.89	2.72

Less distributions:
Dividends from net investment income	(0.12)	(0.07)	(0.17)	(0.09)	(0.05)
Distributions from realized gains	(0.98)	(0.65)	(0.77)	(0.26)	—

Total dividends and distributions	(1.10)	(0.72)	(0.94)	(0.35)	(0.05)

Net asset value, end of year	$16.35	$15.56	$13.01	$12.12	$10.58

Total return	12.39%	25.30%	15.47%	17.91%	34.39%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$905,461	$765,683	$449,400	$336,354	$166,915
Ratio of expenses to average net assets:
After waivers and reimbursements	1.48%	1.53%	1.58%	1.80%	1.80%
After waivers, reimbursements, and fees paid indirectly	1.48%	1.52%	1.54%	1.75%	1.73%
Before waivers, reimbursements, and fees paid indirectly	1.48%	1.53%	1.58%	1.80%	2.03%
Ratio of net investment income to average net assets:
After waivers and reimbursements	1.08%	0.67%	0.88%	0.48%	0.20%
After waivers, reimbursements, and fees paid indirectly	1.08%	0.68%	0.92%	0.53%	0.27%
Before waivers, reimbursements, and fees paid indirectly	1.08%	0.67%	0.88%	0.48%	(0.03)%
Portfolio turnover rate	47%	45%	67%	83%	72%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$11.96	$10.79	$10.37	$9.89	$7.73

Income from investment operations:
Net investment income	0.09	0.08	0.06	0.08	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.52	1.40	0.67	0.90	2.17

Total from investment operations	0.61	1.48	0.73	0.98	2.20

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.03)	(0.13)	(0.04)
Distributions from realized gains	(0.83)	(0.24)	(0.28)	(0.37)	—

Total dividends and distributions	(0.91)	(0.31)	(0.31)	(0.50)	(0.04)

Net asset value, end of year	$11.66	$11.96	$10.79	$10.37	$9.89

Total return	5.22%	13.84%	7.07%	9.92%	28.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$842,193	$598,068	$309,162	$6,932	$5,049
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.09%	1.08%	1.08%	1.07%	1.07%
Before waivers, reimbursements and fees paid indirectly	1.10%	1.10%	1.15%	1.22%	1.42%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.74%	0.73%	0.52%	0.79%	0.42%
After waivers, reimbursements and fees paid indirectly	0.74%	0.75%	0.54%	0.82%	0.45%
Before waivers, reimbursements and fees paid indirectly	0.74%	0.72%	0.47%	0.67%	0.10%
Portfolio turnover rate	51%	49%	39%	52%	45%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$— #	$0.01	$0.01	$0.03

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$11.96	$10.79	$10.38	$9.89	$7.73

Income from investment operations:
Net investment income	0.06	0.06	0.03	0.05	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.53	1.39	0.66	0.91	2.16

Total from investment operations	0.59	1.45	0.69	0.96	2.17

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	— #	(0.10)	(0.01)
Distributions from realized gains	(0.83)	(0.24)	(0.28)	(0.37)	—

Total dividends and distributions	(0.88)	(0.28)	(0.28)	(0.47)	(0.01)

Net asset value, end of year	$11.67	$11.96	$10.79	$10.38	$9.89

Total return	5.05%	13.56%	6.70%	9.75%	28.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$215,406	$208,296	$185,408	$173,875	$136,178
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.34%	1.33%	1.33%	1.32%	1.32%
Before waivers, reimbursements and fees paid indirectly	1.35%	1.35%	1.40%	1.47%	1.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.49%	0.47%	0.27%	0.54%	0.17%
After waivers, reimbursements and fees paid indirectly	0.50%	0.49%	0.29%	0.57%	0.20%
Before waivers, reimbursements and fees paid indirectly	0.49%	0.47%	0.22%	0.42%	(0.15)%
Portfolio turnover rate	51%	49%	39%	52%	45%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$— #	$0.01	$0.01	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)		2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$9.96		$10.40	$9.66	$9.03	$6.90

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.03)	(0.05)	(0.01)	(0.01)
Net realized and unrealized gain on investments	1.13		0.08	0.79	0.64	2.14

Total from investment operations	1.12		0.05	0.74	0.63	2.13

Less distributions:
Distributions from realized gains	(1.24)		(0.49)	—	—	—

Net asset value, end of year	$9.84		$9.96	$10.40	$9.66	$9.03

Total return	11.51%		0.44%	7.66%	6.98%	30.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$25,968		$21,104	$17,780	$12,166	$8,168
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%		1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.04%		1.08%	1.08%	1.05%	1.07%
Before waivers, reimbursements and fees paid indirectly	1.12%		1.12%	1.13%	1.16%	1.33%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.12)%		(0.27)%	(0.49)%	(0.23)%	(0.32)%
After waivers, reimbursements and fees paid indirectly	(0.06)%		(0.25)%	(0.47)%	(0.18)%	(0.29)%
Before waivers, reimbursements and fees paid indirectly	(0.14)%		(0.28)%	(0.52)%	(0.29)%	(0.55)%
Portfolio turnover rate	77%		48%	42%	53%	30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	#	$— #	$— #	$0.01	$0.01

	Year Ended December 31,
Class B	2007(c)		2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$9.83		$10.30	$9.58	$8.99	$6.88

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.05)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain on investments	1.11		0.07	0.79	0.63	2.14

Total from investment operations	1.08		0.02	0.72	0.59	2.11

Less distributions:
Distributions from realized gains	(1.24)		(0.49)	—	—	—

Net asset value, end of year	$9.67		$9.83	$10.30	$9.58	$8.99

Total return	11.26%		0.15%	7.52%	6.56%	30.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$391,335		$372,653	$362,850	$343,638	$253,326
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%		1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.29	%(m)	1.33%	1.33%	1.30%	1.32%
Before waivers, reimbursements and fees paid indirectly	1.37%		1.37%	1.38%	1.41%	1.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.37)%		(0.52)%	(0.74)%	(0.48)%	(0.57)%
After waivers, reimbursements and fees paid indirectly	(0.30)%		(0.50)%	(0.72)%	(0.43)%	(0.54)%
Before waivers, reimbursements and fees paid indirectly	(0.39)%		(0.53)%	(0.77)%	(0.54)%	(0.80)%
Portfolio turnover rate	77%		48%	42%	53%	30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	#	$— #	$— #	$0.01	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)		2006 (c)		2005 (c)	2004	2003
Net asset value, beginning of year	$12.83		$11.19		$10.99	$10.28	$7.98

Income from investment operations:
Net investment income	0.19		0.14		0.13	0.13	0.07
Net realized and unrealized gain on investments and foreign currency transactions	0.29		2.05		0.68	1.36	2.43

Total from investment operations	0.48		2.19		0.81	1.49	2.50

Less distributions:
Dividends from net investment income	(0.18)		(0.12)		(0.09)	(0.14)	(0.07)
Distributions from realized gains	(1.34)		(0.43)		(0.52)	(0.64)	(0.13)

Total dividends and distributions	(1.52)		(0.55)		(0.61)	(0.78)	(0.20)

Net asset value, end of year	$11.79		$12.83		$11.19	$10.99	$10.28

Total return	3.88%		19.62%		7.37%	14.71%	31.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,220,184		$914,471		$309,385	$9,758	$5,999
Ratio of expenses to average net assets:
After waivers and reimbursements	1.07%		1.10%		1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.01%		1.06%		1.04%	0.96%	1.03%
Before waivers, reimbursements and fees paid indirectly	1.07%		1.10%		1.12%	1.15%	1.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements	1.38%		1.12%		1.03%	1.35%	0.92%
After waivers, reimbursements and fees paid indirectly	1.44%		1.16%		1.09%	1.49%	0.99%
Before waivers, reimbursements and fees paid indirectly	1.38%		1.12%		1.01%	1.30%	0.69%
Portfolio turnover rate	77%		63%		76%	99%	135%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—		$— #	$0.01	$0.02

	Year Ended December 31,
Class B	2007(c)		2006(c)		2005(c)	2004	2003
Net asset value, beginning of year	$12.83		$11.19		$10.99	$10.28	$7.98

Income from investment operations:
Net investment income	0.16		0.11		0.09	0.12	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.29		2.05		0.69	1.34	2.43

Total from investment operations	0.45		2.16		0.78	1.46	2.48

Less distributions:
Dividends from net investment income	(0.15)		(0.09)		(0.06)	(0.11)	(0.05)
Distributions from realized gains	(1.34)		(0.43)		(0.52)	(0.64)	(0.13)

Total dividends and distributions	(1.49)		(0.52)		(0.58)	(0.75)	(0.18)

Net asset value, end of year	$11.79		$12.83		$11.19	$10.99	$10.28

Total return	3.61%		19.32%		7.10%	14.42%	31.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$718,323		$702,312		$526,727	$406,626	$256,460
Ratio of expenses to average net assets:
After waivers and reimbursements	1.32%		1.35%		1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.26	%(m)	1.31	%(m)	1.29%	1.21%	1.28%
Before waivers, reimbursements and fees paid indirectly	1.32%		1.35%		1.37%	1.40%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	1.12%		0.85%		0.78%	1.10%	0.67%
After waivers, reimbursements and fees paid indirectly	1.18%		0.89%		0.84%	1.24%	0.74%
Before waivers, reimbursements and fees paid indirectly	1.12%		0.85%		0.76%	1.05%	0.44%
Portfolio turnover rate	77%		63%		76%	99%	135%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—		$— #	$0.01	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$9.04	$9.12	$9.63	$8.75	$6.30

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.08)	(0.06)	(0.02)
Net realized and unrealized gain on investments	1.14	0.96	0.89	1.10	2.58

Total from investment operations	1.07	0.89	0.81	1.04	2.56

Less distributions:
Distributions from net realized gains	(0.98)	(0.97)	(1.32)	(0.16)	(0.11)

Net asset value, end of year	$9.13	$9.04	$9.12	$9.63	$8.75

Total return	12.22%	9.83%	8.66%	12.04%	40.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$303,194	$230,585	$223,527	$395,739	$242,059
Ratio of expenses to average net assets:
After waivers and reimbursements	1.30%	1.30%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.27%	1.26%	1.30%	1.25%	1.21%
Before waivers, reimbursements and fees paid indirectly	1.30%	1.30%	1.35%	1.35%	1.45%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.70)%	(0.78)%	(0.89)%	(1.00)%	(0.96)%
After waivers, reimbursements and fees paid indirectly	(0.67)%	(0.74)%	(0.84)%	(0.90)%	(0.82)%
Before waivers, reimbursements and fees paid indirectly	(0.70)%	(0.78)%	(0.89)%	(1.00)%	(1.06)%
Portfolio turnover rate	81%	77%	87%	76%	119%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.01

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$8.90	$9.01	$9.55	$8.70	$6.28

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.09)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain on investments	1.12	0.95	0.88	1.10	2.58

Total from investment operations	1.03	0.86	0.78	1.01	2.53

Less distributions:
Distributions from net realized gains	(0.98)	(0.97)	(1.32)	(0.16)	(0.11)

Net asset value, end of year	$8.95	$8.90	$9.01	$9.55	$8.70

Total return	11.97%	9.62%	8.41%	11.76%	40.25%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$554,500	$543,139	$498,431	$468,973	$334,622
Ratio of expenses to average net assets:
After waivers and reimbursements	1.55%	1.55%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.52%	1.51%	1.55%	1.50%	1.46%
Before waivers, reimbursements and fees paid indirectly	1.55%	1.55%	1.60%	1.60%	1.70%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.96)%	(1.03)%	(1.14)%	(1.25)%	(1.21)%
After waivers, reimbursements and fees paid indirectly	(0.93)%	(0.99)%	(1.09)%	(1.15)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly	(0.96)%	(1.03)%	(1.14)%	(1.25)%	(1.31)%
Portfolio turnover rate	81%	77%	87%	76%	119%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)		2005 (c)	2004	2003
Net asset value, beginning of year	$10.03	$9.74		$11.48	$10.50	$7.49

Income from investment operations:
Net investment income	0.02	0.03		0.01	0.01	0.01
Net realized and unrealized gain on investments and foreign currency transactions	— #	1.41		0.83	1.60	3.06

Total from investment operations	0.02	1.44		0.84	1.61	3.07

Less distributions:
Dividends from net investment income	—	(0.02)		—	—	—
Distributions from realized gains	(0.86)	(1.13)		(2.58)	(0.63)	(0.06)

Total dividends and distributions	(0.86)	(1.15)		(2.58)	(0.63)	(0.06)

Net asset value, end of year	$9.19	$10.03		$9.74	$11.48	$10.50

Total return	0.31%	15.08%		7.61%	15.47%	40.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$535,842	$387,990		$319,455	$842,150	$546,951
Ratio of expenses to average net assets:
After waivers and reimbursements	1.29%	1.31%		1.29%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.28%	1.30%		1.24%	1.29%	1.27%
Before waivers, reimbursements and fees paid indirectly	1.29%	1.31%		1.29%	1.35%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.17%	0.24%		0.04%	0.02%	0.01%
After waivers, reimbursements and fees paid indirectly	0.17%	0.25%		0.09%	0.08%	0.09%
Before waivers, reimbursements and fees paid indirectly	0.17%	0.24%		0.04%	0.02%	(0.05)%
Portfolio turnover rate	60%	67%		58%	61%	63%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—		$—	$—	$0.01

	Year Ended December 31,
Class B	2007(c)	2006(c)		2005(c)	2004	2003
Net asset value, beginning of year	$9.87	$9.61		$11.39	$10.45	$7.47

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	—	#	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.01	1.39		0.82	1.59	3.05

Total from investment operations	—	1.39		0.80	1.57	3.04

Less distributions:
Distributions from realized gains	(0.86)	(1.13)		(2.58)	(0.63)	(0.06)

Net asset value, end of year	$9.01	$9.87		$9.61	$11.39	$10.45

Total return	0.10%	14.75%		7.29%	15.16%	40.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$539,894	$599,824		$510,799	$498,370	$321,345
Ratio of expenses to average net assets:
After waivers and reimbursements	1.54%	1.56	%(m)	1.54%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.53%	1.55%		1.49%	1.54%	1.52%
Before waivers, reimbursements and fees paid indirectly	1.54%	1.56	%(m)	1.54%	1.60%	1.66%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.09)%	(0.02)%		(0.21)%	(0.23)%	(0.24)%
After waivers, reimbursements and fees paid indirectly	(0.08)%	(0.01)%		(0.16)%	(0.17)%	(0.16)%
Before waivers, reimbursements and fees paid indirectly	(0.09)%	(0.02)%		(0.21)%	(0.23)%	(0.30)%
Portfolio turnover rate	60%	67%		58%	61%	63%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—		$—	$—	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class B	2007 (c)	2006 (c)	2005 (c)	2004	2003(c)
Net asset value, beginning of year	$9.52	$8.76	$8.28	$7.36		$5.98

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.07)	(0.07)	(0.07)		(0.07)
Net realized and unrealized gain on investments and foreign currency transactions	0.33	0.95	0.70	0.99		1.45

Total from investment operations	0.31	0.88	0.63	0.92		1.38

Less distributions:
Distributions from realized gains	(0.92)	(0.12)	(0.15)	—		—

Net asset value, end of year	$8.91	$9.52	$8.76	$8.28		$7.36

Total return	3.60%	10.26%	7.55%	12.50%		23.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$392,037	$277,810	$176,610	$93,964		$83,897
Ratio of expenses to average net assets:
After waivers	1.47%	1.30%	1.30%	1.30%		1.29%
After waivers and fees paid indirectly	1.27%	1.30%	1.30%	1.30%		1.29%
Before waivers and fees paid indirectly	1.54%	1.39%	1.37%	1.43%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.39)%	(0.77)%	(0.85)%	(0.89)%		(1.03)%
After waivers and fees paid indirectly	(0.19)%	(0.77)%	(0.85)%	(0.89)%		(1.03)%
Before waivers and fees paid indirectly	(0.46)%	(0.85)%	(0.92)%	(1.02)%		(1.03)%
Portfolio turnover rate	177%	279%	273%	199%		85%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	$0.01	$	**

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)		2006		2005 (c)	2004	2003
Net asset value, beginning of year	$13.70		$13.37		$14.02	$13.29	$9.76

Income (loss) from investment operations:
Net investment income	0.10		0.07		0.06	0.07	0.10
Net realized and unrealized gain (loss) on investments	(1.42)		2.09		0.61	2.20	3.55

Total from investment operations	(1.32)		2.16		0.67	2.27	3.65

Less distributions:
Dividends from net investment income	(0.07)		(0.08)		(0.06)	(0.05)	(0.06)
Distributions from realized gains	(1.08)		(1.75)		(1.26)	(1.49)	(0.06)

Total dividends and distributions	(1.15)		(1.83)		(1.32)	(1.54)	(0.12)

Net asset value, end of year	$11.23		$13.70		$13.37	$14.02	$13.29

Total return	(9.62)%		16.38%		4.94%	17.45%	37.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$628,684		$577,637		$523,308	$281,509	$177,723
Ratio of expenses to average net assets:
After waivers	1.07	%(m)	0.85	%(m)	0.79%	0.80%	0.85%
After waivers and fees paid indirectly	1.06%		0.77	%(m)	0.70%	0.61%	0.75%
Before waivers and fees paid indirectly	1.10%		0.85	%(m)	0.79%	0.80%	0.85%
Ratio of net investment income to average net assets:
After waivers	0.71%		0.40	%(m)	0.37%	0.37%	0.70%
After waivers and fees paid indirectly	0.72%		0.47	%(m)	0.46%	0.56%	0.80%
Before waivers and fees paid indirectly	0.68%		0.40	%(m)	0.37%	0.37%	0.70%
Portfolio turnover rate	103%		114%		90%	96%	69%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	#	$—		$—	$—	$—

	Year Ended December 31,
Class B	2007 (c)		2006		2005 (c)	2004	2003(c)
Net asset value, beginning of year	$13.71		$13.38		$14.02	$13.30	$9.77

Income (loss) from investment operations:
Net investment income	0.07		0.03		0.03	0.03	0.06
Net realized and unrealized gain (loss) on investments	(1.42)		2.09		0.62	2.19	3.57

Total from investment operations	(1.35)		2.12		0.65	2.22	3.63

Less distributions:
Dividends from net investment income	(0.04)		(0.04)		(0.03)	(0.01)	(0.04)
Distributions from realized gains	(1.08)		(1.75)		(1.26)	(1.49)	(0.06)

Total dividends and distributions	(1.12)		(1.79)		(1.29)	(1.50)	(0.10)

Net asset value, end of year	$11.24		$13.71		$13.38	$14.02	$13.30

Total return	(9.84)%		16.07%		4.75%	17.06%	37.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$980,945		$1,326,859		$1,153,566	$1,042,729	$689,540
Ratio of expenses to average net assets:
After waivers	1.32	%(m)	1.10	%(m)	1.04%	1.05%	1.10%
After waivers and fees paid indirectly	1.31	%(m)	1.02	%(m)	0.95%	0.86%	1.00%
Before waivers and fees paid indirectly	1.35	%(m)	1.10	%(m)	1.04%	1.05%	1.10%
Ratio of net investment income to average net assets:
After waivers	0.48%		0.15	%(m)	0.12%	0.12%	0.45%
After waivers and fees paid indirectly	0.50%		0.22	%(m)	0.21%	0.31%	0.55%
Before waivers and fees paid indirectly	0.46%		0.15	%(m)	0.12%	0.12%	0.45%
Portfolio turnover rate	103%		114%		90%	96%	69%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	#	$—		$—	$—	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of year	$11.12	$10.34	$9.26	$8.87	$5.76

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.07)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gain on investments and foreign currency transactions	2.14	0.85	1.16	0.50	3.38

Total from investment operations	2.06	0.78	1.08	0.45	3.33

Less distributions:
Distributions from realized gains	—	—	—	(0.06)	(0.22)

Net asset value, end of year	$13.18	$11.12	$10.34	$9.26	$8.87

Total return	18.53%	7.54%	11.54%	5.25%	58.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$36,248	$28,469	$27,263	$25,939	$9,303
Ratio of expenses to average net assets:
After waivers and reimbursements	1.42%	1.43%	1.42%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.41%	1.39%	1.36%	1.50%	1.45%
Before waivers, reimbursements and fees paid indirectly	1.42%	1.43%	1.42%	1.60%	2.03%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.63)%	(0.72)%	(0.91)%	(0.80)%	(1.35)%
After waivers, reimbursements and fees paid indirectly	(0.62)%	(0.69)%	(0.85)%	(0.70)%	(1.20)%
Before waivers, reimbursements and fees paid indirectly	(0.63)%	(0.72)%	(0.91)%	(0.80)%	(1.78)%
Portfolio turnover rate	132%	163%	148%	160%	169%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.02

	Year Ended December 31,
Class B	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of year	$10.98	$10.23	$9.19	$8.82	$5.74

Income (loss) from investment operations:
Net investment loss	(0.11)	(0.10)	(0.10)	(0.06)	(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	2.11	0.85	1.14	0.49	3.36

Total from investment operations	2.00	0.75	1.04	0.43	3.30

Less distributions:
Distributions from realized gains	—	—	—	(0.06)	(0.22)

Net asset value, end of year	$12.98	$10.98	$10.23	$9.19	$8.82

Total return	18.21%	7.33%	11.20%	5.05%	57.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$656,676	$516,556	$507,474	$486,608	$113,251
Ratio of expenses to average net assets:
After waivers and reimbursements	1.67%	1.68%	1.67%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly	1.66%	1.64%	1.61%	1.75%	1.70%
Before waivers, reimbursements and fees paid indirectly	1.67%	1.68%	1.67%	1.85%	2.28%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.88)%	(0.97)%	(1.16)%	(1.05)%	(1.60)%
After waivers, reimbursements and fees paid indirectly	(0.87)%	(0.94)%	(1.10)%	(0.95)%	(1.45)%
Before waivers, reimbursements and fees paid indirectly	(0.88)%	(0.97)%	(1.16)%	(1.05)%	(2.03)%
Portfolio turnover rate	132%	163%	148%	160%	169%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$—	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.54		$10.00

Income from investment operations:
Net investment income	0.26		0.23
Net realized and unrealized gain on investments	0.53		0.56

Total from investment operations	0.79		0.79

Less distributions:
Dividends from net investment income	(0.35)		(0.25)
Distributions from net realized gains	(0.13)		—	#

Total dividends and distributions	(0.48)		(0.25)

Net asset value, end of period	$10.85		$10.54

Total return (b)	7.49%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$580		$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	1.81%		7.98	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.37%		6.68	%(l)
Before waivers and reimbursements (a)	0.91%		(1.66	)%(l)
Portfolio turnover rate	12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.16		$0.29

Class B	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.54		$10.00

Income from investment operations:
Net investment income	0.46		0.39
Net realized and unrealized gain on investments	0.30		0.39

Total from investment operations	0.76		0.78

Less distributions:
Dividends from net investment income	(0.32)		(0.24)
Distributions from net realized gains	(0.13)		—	#

Total dividends and distributions	(0.45)		(0.24)

Net asset value, end of period	$10.85		$10.54

Total return (b)	7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	2.06	%(m)	8.23	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.12%		11.01	%(l)
Before waivers and reimbursements (a)	2.72%		3.72	%(l)
Portfolio turnover rate	12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.16		$0.26

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.65		$10.00

Income from investment operations:
Net investment income	0.21		0.19
Net realized and unrealized gain on investments	0.60		0.68

Total from investment operations	0.81		0.87

Less distributions:
Dividends from net investment income	(0.30)		(0.22)
Distributions from net realized gains	(0.14)		—	#

Total dividends and distributions	(0.44)		(0.22)

Net asset value, end of period	$11.02		$10.65

Total return (b)	7.62%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$585		$544
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	1.51%		7.39	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.86%		5.55	%(l)
Before waivers and reimbursements (a)	0.69%		(2.33	)%(l)
Portfolio turnover rate	15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.13		$0.27

Class B	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.65		$10.00

Income from investment operations:
Net investment income	0.35		0.31
Net realized and unrealized gain on investments	0.43		0.55

Total from investment operations	0.78		0.86

Less distributions:
Dividends from net investment income	(0.27)		(0.21)
Distributions from net realized gains	(0.14)		—	#

Total dividends and distributions	(0.41)		(0.21)

Net asset value, end of period	$11.02		$10.65

Total return (b)	7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	1.76	%(m)	7.64	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.10%		8.86	%(l)
Before waivers and reimbursements (a)	2.03%		2.18	%(l)
Portfolio turnover rate	15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.12		$0.24

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.76		$10.00

Income from investment operations:
Net investment income	0.17		0.16
Net realized and unrealized gain on investments	0.66		0.78

Total from investment operations	0.83		0.94

Less distributions:
Dividends from net investment income	(0.27)		(0.18)
Distributions from net realized gains	(0.11)		—	#

Total dividends and distributions	(0.38)		(0.18)

Net asset value, end of period	$11.21		$10.76

Total return (b)	7.75%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$589		$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	2.48%		9.66	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.48%		4.50	%(l)
Before waivers and reimbursements (a)	(0.64)%		(4.99	)%(l)
Portfolio turnover rate	6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.24		$0.33

Class B	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.76		$10.00

Income from investment operations:
Net investment income	0.29		0.19
Net realized and unrealized gain on investments	0.51		0.74

Total from investment operations	0.80		0.93

Less distributions:
Dividends from net investment income	(0.24)		(0.17)
Distributions from net realized gains	(0.11)		—	#

Total dividends and distributions	(0.35)		(0.17)

Net asset value, end of period	$11.21		$10.76

Total return (b)	7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	2.73	%(m)	9.91	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.54%		5.42	%(l)
Before waivers and reimbursements (a)	0.53%		(3.77	)%(l)
Portfolio turnover rate	6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.23		$0.32
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.86		$10.00

Income from investment operations:
Net investment income	0.13		0.12
Net realized and unrealized gain on investments	0.74		0.89

Total from investment operations	0.87		1.01

Less distributions:
Dividends from net investment income	(0.23)		(0.15)
Distributions from net realized gains	(0.34)		—	#

Total dividends and distributions	(0.57)		(0.15)

Net asset value, end of period	$11.16		$10.86

Total return (b)	8.09%		10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$595		$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%
Before waivers and reimbursements (a)	2.91%		10.59	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.13%		3.47	%(l)
Before waivers and reimbursements (a)	(1.42)%		(6.92	)%(l)
Portfolio turnover rate	23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29		$0.36

Class B	Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.86		$10.00

Income from investment operations:
Net investment income	0.21		0.18
Net realized and unrealized gain on investments	0.63		0.82

Total from investment operations	0.84		1.00

Less distributions:
Dividends from net investment income	(0.20)		(0.14)
Distributions from net realized gains	(0.34)		—	#

Total dividends and distributions	(0.54)		(0.14)

Net asset value, end of period	$11.16		$10.86

Total return (b)	7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%
Before waivers and reimbursements (a)	3.16	%(m)	10.84	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.78%		5.06	%(l)
Before waivers and reimbursements (a)	(0.70)%		(5.07	)%(l)
Portfolio turnover rate	23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29		$0.36

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on average shares outstanding.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. The information from October 1, 2004 through July 6, 2007 is that of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(h)	Reflects purchases and sales from change in investment strategy.
(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Reflects overall fund ratios for investment income and non-class specific expense.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eleven diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Multimanager Health Care Portfolio, Multimanager Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

shareholder of Class A for the Multimanager Health Care Portfolio, Multimanager Large Cap Growth Portfolio and Multimanager Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (formerly AXA Premier VIP Aggressive Equity Portfolio) (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”) and ClearBridge Advisors, LLC (“ClearBridge”)) — Long-term growth of capital. Effective January 12, 2007, ClearBridge replaced MFS Investment Management (“MFS”) as an adviser to the Portfolio.

Multimanager Core Bond Portfolio (formerly AXA Premier VIP Core Bond Portfolio) (advised by BlackRock Financial Management, Inc. and Pacific Investment Management Company LLC (“PIMCO”) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Health Care Portfolio (formerly AXA Premier VIP Health Care Portfolio) (advised by AIM Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington Management”)) — Long-term growth of capital.

Multimanager High Yield Portfolio (formerly AXA Premier VIP High Yield Portfolio) (advised by PIMCO and Post Advisory Group, LLC) — High total return through a combination of current income and capital appreciation.

Multimanager International Equity Portfolio (formerly AXA Premier VIP International Equity Portfolio) (advised by AllianceBernstein, JPMorgan Investment Management Inc. and Marsico) — Long-term growth of capital.

Multimanager Large Cap Core Equity Portfolio (formerly AXA Premier VIP Large Cap Core Equity Portfolio) (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

Multimanager Large Cap Growth Portfolio (formerly AXA Premier VIP Large Cap Growth Portfolio) (advised by T. Rowe Price Associates, Inc. (“T. Rowe”), RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital. Effective January 12, 2007, T. Rowe replaced AllianceBernstein as an adviser to the Portfolio.

Multimanager Large Cap Value Portfolio (formerly AXA Premier VIP Large Cap Value Portfolio) (advised by AllianceBernstein, Institutional Capital LLC and MFS) — Long-term growth of capital.

Multimanager Mid Cap Growth Portfolio (formerly AXA Premier VIP Mid Cap Growth Portfolio) (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Long-term growth of capital.

Multimanager Mid Cap Value Portfolio (formerly AXA Premier VIP Mid Cap Value Portfolio) (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management) — Long-term growth of capital.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Multimanager Small Cap Growth Portfolio (formerly EQ/Small Company Growth) (advised by Eagle Asset Management, Inc. and Wells Capital Management, Inc. (“Wells”) — Long-term growth of capital. Effective October 15, 2007, Wells took over the investment responsibilities for Bear Stearns Asset Management Inc., in addition to its current responsibilities.

Multimanager Small Cap Value Portfolio (formerly EQ/Small Cap Value Portfolio) (advised by Lazard Asset Management LLC and Franklin Advisory Services, LLC) — Long-term growth of capital.

Multimanager Technology Portfolio (formerly AXA Premier VIP Technology Portfolio) (advised by Firsthand Capital Management, Inc., RCM and Wellington Management) — Long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

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December 31, 2007

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2007 and December 31, 2006, were as follows:

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$21,368,434	$8,673,731	$—	$8,204,533	$12,155,165	$3,007,958	$76,320	$2,949,477
AXA Conservative- Plus Allocation	37,710,012	21,933,958	30,000	25,692,644	23,932,435	10,520,989	16,455	11,553,038
AXA Moderate Allocation	298,600,094	52,620,672	—	281,484,720	209,595,866	63,678,763	—	116,750,510
AXA Moderate-Plus Allocation	287,282,601	287,860,350	—	460,742,283	149,622,454	72,286,531	—	153,937,136
AXA Aggressive Allocation	73,945,478	100,301,029	—	164,086,702	33,235,844	20,875,656	—	46,796,225
Multimanager Aggressive Equity	2,642,629	—	456,432	—	4,141,455	—	—	—
Multimanager Core Bond	125,976,717	—	2,620,754	3,011,991	101,560,686	—	473,929	—
Multimanager Health Care	14,562,365	18,427,218	2,912,273	1,502,977	3,969,662	14,070,779	2,467,161	2,944,577

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Multimanager High Yield	$147,966,792	$—	$1,728,137	$—	$132,414,346	$—	$374,241	$—
Multimanager International Equity	95,478,324	101,354,141	31,129,819	18,971,707	39,348,707	55,089,392	8,287,249	16,695,808
Multimanager Large Cap Core Equity	32,902,483	41,565,481	2,563,155	—	5,791,436	14,138,188	3,345,257	10,206,029
Multimanager Large Cap Growth	5,929,173	41,310,199	51,863	—	—	18,677,022	—	2,840,491
Multimanager Large Cap Value	111,537,136	106,635,518	1,415,383	3,343,040	41,096,678	22,757,958	6,670,591	9,149,048
Multimanager Mid Cap Growth	—	83,221,222	3,069,989	4,100,311	3,770,863	72,553,535	—	10,553,731
Multimanager Mid Cap Value	13,148,254	80,529,778	560,811	11,960,386	16,167,835	85,244,158	1,654,344	11,531,340
Multimanager Small Cap Growth	24,310,615	12,226,903	2,369,788	101,427	3,441,458	—	—	—
Multimanager Small Cap Value	70,233,923	86,605,208	—	3,389,593	100,859,888	120,661,743	21,128,937	26,467,155
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	443,794	71,472	—	280,687	56,527	—	617	37,850
Target 2025 Allocation	474,399	134,797	—	431,133	51,088	—	907	46,858
Target 2035 Allocation	235,561	48,431	—	271,474	26,415	—	3,119	32,462
Target 2045 Allocation	145,251	162,141	—	206,051	21,553	—	3,605	36,104

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2007 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$1,957,621	$(1,957,623)	$2
AXA Conservative-Plus Allocation	6,703,539	(6,703,538)	(1)
AXA Moderate Allocation	73,855,221	(73,855,221)	—
AXA Moderate-Plus Allocation	125,422,779	(125,422,779)	—
AXA Aggressive Allocation	44,554,391	(44,554,392)	1
Multimanager Aggressive Equity	(178,930)	205,275	(26,345)
Multimanager Core Bond	(4,072,125)	4,072,126	(1)
Multimanager Health Care	2,943,436	(2,767,240)	(176,196)
Multimanager High Yield	(824,542)	11,540,781	(10,716,239)
Multimanager International Equity	(790,974)	790,976	(2)
Multimanager Large Cap Core Equity	(25,328)	25,328	—
Multimanager Large Cap Growth	1,154,217	(954,712)	(199,505)
Multimanager Large Cap Value	(812)	812	—
Multimanager Mid Cap Growth	6,763,399	(6,651,768)	(111,631)
Multimanager Mid Cap Value	55,772	168,153	(223,925)
Multimanager Small Cap Growth	658,127	(1,421,985)	763,858
Multimanager Small Cap Value	(3,789,891)	4,643,354	(853,463)

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
Multimanager Technology	$5,011,606	$30,792	$(5,042,398)
Target 2015 Allocation	78,644	(78,644)	—
Target 2025 Allocation	112,341	(112,340)	(1)
Target 2035 Allocation	70,955	(70,955)	—
Target 2045 Allocation	53,787	(53,787)	—

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the period from November 1, 2007 to December 31, 2007, the Portfolios elected to defer until the first business day of 2008 for U.S. Federal income tax purposes, net capital and net currency losses, as follows:

Portfolios:	Net Currency Loss	Net Capital Loss
AXA Conservative Allocation	$—	$—
AXA Conservative-Plus Allocation	—	—
AXA Moderate Allocation	—	—
AXA Moderate-Plus Allocation	—	—
AXA Aggressive Allocation	—	—
Multimanager Aggressive Equity	156,844	—
Multimanager Core Bond	—	—
Multimanager Health Care	—	—
Multimanager High Yield	—	7,588,586
Multimanager International Equity	1,011,113	—
Multimanager Large Cap Core Equity	1,318	749,743
Multimanager Large Cap Growth	—	2,253,767
Multimanager Large Cap Value	—	—
Multimanager Mid Cap Growth	—	—
Multimanager Mid Cap Value	6,882	—
Multimanager Small Cap Growth	—	252,611
Multimanager Small Cap Value	—	—
Multimanager Technology	—	—
Target 2015 Allocation	—	—
Target 2025 Allocation	—	—
Target 2035 Allocation	—	—
Target 2045 Allocation	—	—

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2007, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
Multimanager Aggressive Equity	$1,822,896
Multimanager Health Care	55,619
Multimanager International Equity	11,319
Multimanager Large Cap Core Equity	70,981

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Portfolios:	Amount
Multimanager Large Cap Growth	$262,750
Multimanager Large Cap Value	1,150,576
Multimanager Mid Cap Growth	256,139
Multimanager Mid Cap Value	72,137
Multimanager Small Cap Growth	723,867
Multimanager Small Cap Value	209,024
Multimanager Technology	52,991

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at December 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2007, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $ 750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
Multimanager Health Care	1.200	1.150	1.125	1.100	1.075
Multimanager International Equity	1.050	1.000	0.975	0.950	0.925
Multimanager Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
Multimanager Large Cap Value	0.900	0.850	0.825	0.800	0.775
Multimanager Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
Multimanager Mid Cap Value	1.100	1.050	1.025	1.000	0.975
Multimanager Small Cap Growth	1.050	1.000	0.975	0.950	0.925
Multimanager Small Cap Value	1.050	1.000	0.975	0.950	0.925
Multimanager Technology	1.200	1.150	1.125	1.100	1.075

	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

Prior to August 1, 2007, the management fees for the Portfolios referenced below were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
Multimanager Health Care	1.200	1.150	1.125	1.100	1.075
Multimanager International Equity	1.050	1.000	0.975	0.950	0.925
Multimanager Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
Multimanager Large Cap Growth	0.900	0.850	0.825	0.800	0.775
Multimanager Large Cap Value	0.900	0.850	0.825	0.800	0.775
Multimanager Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
Multimanager Mid Cap Value	1.100	1.050	1.025	1.000	0.975
Multimanager Small Cap Growth	1.050	1.000	0.975	0.950	0.925
Multimanager Small Cap Value	1.050	1.000	0.975	0.950	0.925
Multimanager Technology	1.200	1.150	1.125	1.100	1.075

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s other Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space,

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust shall pay to AXA Equitable an annual fee in accordance with the following schedule:

(i) $35,000 for each Portfolio and for each multi-advised Portfolio, each “sleeve” of the multi-advised Portfolio; and

(ii) With respect to all Portfolios except the Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150 of 1% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125* of 1% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100** of 1% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the Allocation Portfolios and Target Allocation Portfolios:

0.150 of 1% of total average net assets of the Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios).

*	Prior to August 1, 2007, this was 0.140 of 1% of total average net assets.
**	Prior to August 1, 2007, this was 0.125 of 1% of total average net assets.

The foregoing calculations are based on the average daily net assets of the Trust as described. The fees will be computed, billed and payable monthly.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. This limitation will be in effect at least until April 30, 2008. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. The Trust’s Class A shares are not subject to such fees.

Note 6 Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios through April 30, 2008 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
Multimanager Core Bond*	0.75%
Multimanager Health Care	1.60%
Multimanager International Equity	1.55%
Multimanager Large Cap Core Equity	1.10%
Multimanager Large Cap Growth	1.10%
Multimanager Large Cap Value	1.10%
Multimanager Mid Cap Growth	1.35%
Multimanager Mid Cap Value	1.35%
Multimanager Small Cap Growth	1.30%
Multimanager Small Cap Value	1.30%
Multimanager Technology	1.60%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

*	Prior to October 1, 2007, the expense limitation was 0.70%.

During the year ended December 31, 2007, the Manager received $370,263 in recoupment for all of the Portfolios within the Trust. These recoupments in excess of waivers during the year are presented as Recoupment Fees in the Statement of Operations. At December 31, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
Portfolios:	2008	2009	2010
AXA Conservative Allocation	$390,859	$618,709	$1,007,400	$2,016,968
AXA Conservative-Plus Allocation	661,740	1,196,229	1,828,927	3,686,896
AXA Moderate Allocation	9,769,040	11,899,559	14,811,005	36,479,604
AXA Moderate-Plus Allocation	3,142,219	7,678,378	14,795,509	25,616,106
AXA Aggressive Allocation	756,958	1,843,837	4,142,198	6,742,993
Multimanager Core Bond	1,549,648	1,606,496	1,435,547	4,591,691
Multimanager Large Cap Core Equity	112,601	39,438	—	152,039
Multimanager Large Cap Growth	93,920	63,008	73,575	230,503
Multimanager Small Cap Growth	—	—	21,948	21,948
Target 2015 Allocation	—	40,611	108,122	148,733
Target 2025 Allocation	—	40,627	106,806	147,433
Target 2035 Allocation	—	40,740	113,404	154,144
Target 2045 Allocation	—	40,673	100,020	140,693

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.55% to 0.80%
AXA Conservative-Plus Allocation	0.60% to 0.85%
AXA Moderate Allocation	0.65% to 0.90%
AXA Moderate-Plus Allocation	0.70% to 0.95%
AXA Aggressive Allocation	0.80% to 1.05%
Target 2015 Allocation	0.40% to 0.65%
Target 2025 Allocation	0.40% to 0.65%
Target 2035 Allocation	0.40% to 0.65%
Target 2045 Allocation	0.40% to 0.65%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.65% to 0.90%	0.90% to 1.15%
AXA Conservative-Plus Allocation	0.70% to 0.95%	0.95% to 1.20%
AXA Moderate Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate-Plus Allocation	0.80% to 1.05%	1.05% to 1.30%
AXA Aggressive Allocation	0.90% to 1.15%	1.15% to 1.40%
Target 2015 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2025 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2035 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2045 Allocation	0.75% to 1.00%	1.00% to 1.25%

Absent the Expense Limitation Agreement of the Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.86% to 1.11%	1.11% to 1.36%
AXA Conservative-Plus Allocation	0.89% to 1.14%	1.14% to 1.39%
AXA Moderate Allocation	0.92% to 1.17%	1.17% to 1.42%
AXA Moderate-Plus Allocation	0.97% to 1.22%	1.22% to 1.47%
AXA Aggressive Allocation	1.07% to 1.32%	1.32% to 1.57%
Target 2015 Allocation	2.21% to 2.46%	2.46% to 2.71%
Target 2025 Allocation	1.91% to 2.16%	2.16% to 2.41%
Target 2035 Allocation	2.88% to 3.13%	3.13% to 3.38%
Target 2045 Allocation	3.31% to 3.56%	3.56% to 3.81%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2007, the total amount deferred by the Trustees participating in the Plan was $590,000.

Note 8 Percentage of Ownership by Affiliated Portfolios

At December 31, 2007, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	—	%#
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.07
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.03
Multimanager Aggressive Equity	0.13
Multimanager Core Bond	0.01
Multimanager Health Care	0.35
Multimanager High Yield	0.04
Multimanager International Equity	0.01
Multimanager Large Cap Core Equity	0.03
Multimanager Large Cap Growth	0.31
Multimanager Large Cap Value	0.10
Multimanager Mid Cap Growth	0.02
Multimanager Mid Cap Value	0.03
Multimanager Small Cap Growth	1.06
Multimanager Small Cap Value	0.03
Multimanager Technology	0.18
Target 2015 Allocation	8.41
Target 2025 Allocation	6.53
Target 2035 Allocation	11.31
Target 2045 Allocation	16.56

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio of the EQ Advisors Trust, an entity also advised by AXA Equitable, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of December 31, 2007.

Portfolios:	All Asset Allocation
Multimanager Aggressive Equity	0.34%
Multimanager Core Bond	0.54
Multimanager High Yield	0.22

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Portfolios:	All Asset Allocation
Multimanager International Equity	0.31%
Multimanager Large Cap Core Equity	1.99
Multimanager Large Cap Value	0.41
Multimanager Mid Cap Growth	0.38
Multimanager Mid Cap Value	0.66
Multimanager Small Cap Value	0.20

Portfolios:	AXA Conservative Allocation		AXA Conservative-Plus Allocation		AXA Moderate Allocation		AXA Moderate-Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Quality Bond	0.40%		1.08%		47.69%		12.25%	1.82%
EQ/AllianceBernstein Value	0.35		1.14		6.62		11.73	4.58
EQ/BlackRock Basic Value Equity	0.41		1.49		21.34		27.76	9.10
EQ/BlackRock International Value	0.15		0.67		7.37		19.61	10.10
EQ/Davis New York	0.33		2.41		10.78		19.85	10.41
EQ/Evergreen International Bond	5.17		8.61		56.52		—	—
EQ/Franklin Small Cap Value	—		4.85		17.57		30.62	19.65
EQ/GAMCO Small Company Value	—		0.88		8.14		9.64	5.50
EQ/JPMorgan Core Bond	1.19		1.48		7.45		11.32	1.59
EQ/Long Term Bond	5.81		7.78		29.21		39.64	—
EQ/Marsico Focus	0.41		1.43		12.46		19.04	7.78
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/PIMCO Real Return	3.27		5.64		21.02		20.82	2.85
EQ/Short Duration Bond	8.00		11.36		38.25		36.56	—
EQ/Small Company Index	—		—		—		8.82	—
EQ/Van Kampen Emerging Markets Equity	—		—		7.30		12.97	3.67
MarketPLUS International Core	0.25		1.11		12.16		17.63	4.17
Multimanager Aggressive Equity	0.39		0.78		12.32		20.02	7.48
Multimanager Core Bond	2.25		3.01		33.62		28.52	2.58
Multimanager High Yield	1.64		2.53		22.78		—	—
Multimanager International Equity	0.51		2.38		20.56		33.29	11.64
Multimanager Large Cap Core Equity	0.44		1.64		19.61		40.56	14.23
Multimanager Large Cap Value	0.78		2.26		17.13		28.65	12.18
Multimanager Mid Cap Growth	—		0.58		16.46		10.93	3.79
Multimanager Mid Cap Value	0.64		1.34		19.50		20.95	4.18
Multimanager Small Cap Value	—		0.31		8.47		21.13	8.05

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2007

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/Bond Index	8.94%	7.44%	1.86%	—%
EQ/Equity 500 Index	0.10	0.16	0.11	0.08
EQ/International ETF	16.77	25.47	16.93	13.24
EQ/Small Company Index	0.10	0.16	0.10	0.08
EQ/Van Kampen Emerging Markets Equity	0.02	0.03	0.02	0.02
Multimanager Aggressive Equity	0.04	0.06	0.03	0.02
Multimanager High Yield	0.04	0.03	0.01	—
Multimanager Large Cap Value	0.02	0.03	0.02	0.01
Multimanager Mid Cap Growth	0.01	0.02	0.01	0.01
Multimanager Mid Cap Value	0.03	0.04	0.02	0.01

#	Percentage of ownership is less than 0.005%.

Note 9 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to the Portfolios’ open tax years, generally the three preceding fiscal year ends. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Portfolios’ financial statements upon adoption. Management continually reviews the Portfolios’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations thereof.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115.”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

Note 10 Substitution and Reorganization Transactions

On May 25, 2007, the net assets of the EQ/Small Cap Value Portfolio, an affiliate of the Trust, merged into the Multimanager Small Cap Value Portfolio, a shell fund with no prior operations. The information for the period January 1, 2007 through May 25, 2007 and for prior periods is that of the predecessor EQ/ Small Cap Value Portfolio.

On May 25, 2007, the net assets of the EQ/Small Company Growth Portfolio, an affiliate of the Trust, merged into the Multimanager Small Cap Growth Portfolio, a shell fund with no prior operations. The

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

December 31, 2007

information for the period January 1, 2007 through May 25, 2007 and for prior periods is that of the predecessor EQ/Small Company Growth Portfolio.

At a shareholder meeting that occurred on May 24, 2007, shareholders voted to approve an Agreement or Plan of Reorganization and Termination relating to the reorganization of the EQ/Wells Fargo Montgomery Small Cap Portfolio, a series of the EQ Advisors Trust, into the Multimanager Small Cap Growth Portfolio, a series of the Trust. The reorganization occurred on July 6, 2007.

After the close of business on July 6, 2007, Multimanager Small Cap Growth Portfolio acquired the net assets of the EQ/Wells Fargo Montgomery Small Cap Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 16,003,257 Class B shares of Multimanager Small Cap Growth Portfolio (valued at $170,425,185) for the Class IA and IB shares of EQ/ Wells Fargo Montgomery Small Cap Portfolio outstanding on July 6, 2007. EQ/Wells Fargo Montgomery Small Cap Portfolio’s net assets at that date ($170,425,185), including $20,852,497 of unrealized appreciation, were combined with those of Multimanager Small Cap Growth Portfolio. Prior to the combination, the net assets of the portfolio totaled $302,623,190. Immediately after the combination, the net assets of the portfolio totaled $473,048,375.

Note 11 Subsequent Events

On January 22, 2008, AXA Equitable contributed $100,000 in seed capital to the Class A shares of the Multimanager Small Cap Growth Portfolio.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 22 portfolios constituting the AXA Premier VIP Trust (the “Trust”) at December 31, 2007, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 14, 2008

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 (UNAUDITED)

During the six-month period ended December 31, 2007, the Board of Trustees of AXA Premier VIP Trust (“Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (“Independent Trustees”), unanimously approved or renewed, as applicable, the Investment Management Agreement with AXA Equitable (“Manager”) (the “Management Agreement”) and the Investment Advisory Agreement (each, an “Advisory Agreement” and together with the Management Agreement, the “Agreements”) with each investment sub-adviser (“Subadviser”) as shown in the table below with respect to the Portfolio(s) listed.

Portfolios	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Portfolio(s)
AXA Aggressive Allocation Portfolio	Management Agreement with AXA Equitable
AXA Conservative Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio
AXA Moderate Allocation Portfolio
AXA Moderate-Plus Allocation Portfolio
(collectively, the “Allocation Portfolios”)
Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio
(collectively, the “Target Allocation Portfolios”)

Multimanager Large Cap Core Equity Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Janus Capital Management LLC
Advisory Agreement with Thornburg Investment Management, Inc.

Multimanager Large Cap Growth Portfolio*	Management Agreement with AXA Equitable
Advisory Agreement with RCM Capital Management, LLC
Advisory Agreement with TCW Investment Management Company

Multimanager Large Cap Value Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Institutional Capital LLC
Advisory Agreement with MFS Investment Management

Multimanager Mid Cap Growth Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Franklin Advisers, Inc.
Advisory Agreement with Provident Investment Counsel, Inc.

Multimanager Mid Cap Value Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AXA Rosenberg Investment Management LLC
Advisory Agreement with TCW Investment Management Company
Advisory Agreement with Wellington Management Company, LLP

Multimanager Small Cap Growth Portfolio	Advisory Agreement with Wells Capital Management Inc.

Multimanager Aggressive Equity Portfolio*	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Legg Mason Capital Management, Inc.
Advisory Agreement with Marsico Capital Management, LLC

Multimanager International Equity Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with JPMorgan Investment Management Inc.
Advisory Agreement with Marsico Capital Management, LLC

Multimanager Technology Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Firsthand Capital Management, Inc.
Advisory Agreement with RCM Capital Management LLC
Advisory Agreement with Wellington Management Company, LLP

Multimanager Health Care Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AIM Capital Management, Inc.
Advisory Agreement with RCM Capital Management LLC
Advisory Agreement with Wellington Capital Management Company, LLP

Multimanager Core Bond Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with BlackRock Advisors, Inc.
Advisory Agreement with Pacific Investment Management Company LLC

Multimanager High Yield Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Pacific Investment Management Company LLC
Advisory Agreement with Post Advisory Group, LLC

*	Please note that the investment advisory agreements with Clearbridge Advisors LLC (Multimanager Aggressive Equity Portfolio) and T. Rowe Price Associates, Inc. (Multimanager Large Cap Growth Portfolio) are not scheduled to be considered by the Board for renewal until July 2008.

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services provided to the Portfolio by the Manager, each sub-adviser (each, an “Adviser”) and their respective affiliates; (2) the performance of the Portfolio (and, where applicable, each portion of the Portfolio advised by a different Adviser) as compared to a peer group and an appropriate benchmark; (3) the level of the Portfolio’s management and sub-advisory fees; (4) the costs of the services provided and profits realized by the Manager and its affiliates from their relationship with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; and (6) the “fall out” benefits to be realized by the Manager, each Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, each Adviser and their respective affiliates from their relationship with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

Moreover, with respect to the Portfolios with multiple Advisers (the “Multi-Adviser Portfolios”), the Board considered factors in the context of the overall objectives for the Portfolios including the following: (1) to offer a multi-manager product to investors which provides access to Advisers that would not otherwise be available to many of the Portfolios’ investors because of those Advisers’ minimum investment amounts; (2) to offer a broad array of investment disciplines; (3) to provide active oversight through the Manager to monitor compliance with performance, volatility and other stated objectives; and (4) to pro-

vide performance over extended market cycles with lower volatility than the selected market sector index by combining different Advisers within the same discipline. However, the Board factored into its decision on the Management Agreement the totality of services provided by the Manager and the fact that the disclosure of all fees and expenses is explicit to potential and current shareholders.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approvals or renewals were made, from the Manager and each Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account data concerning performance, fees, expense and other information regarding each Portfolio provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature, extent and quality of the services provided by the Manager and each Adviser to each Portfolio, considered the Manager’s and each Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for portfolios similar to the Portfolio(s) it advises. The Board noted the responsibilities of the Manager to the Trust and the Portfolio. In particular, the Board considered that the Manager is responsible for the search, selection and monitoring of the Advisers for the Multi-Adviser Portfolios, the selection of investments for the Allocation Portfolios and Target Allocation Portfolios, oversight of compliance with the Portfolios’ policies and objectives, as well as oversight of the Portfolios’ compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the Portfolios. In addition, the Board reviewed requested information regarding the Manager’s process for selecting and monitoring Advisers and its process for making investment decisions for the Allocation Portfolios and Target Allocation Portfolios as well as the backgrounds of the personnel who perform those functions with respect to the Portfolios.

The Board also noted the responsibilities of each Adviser to the Portfolio(s) it advises. In particular, the Board considered that each Adviser is responsible for making investment decisions on behalf of the allocated portion of the Portfolio(s) it advises, placing all orders for the purchase and sale of investments for the allocated portion of the Portfolio(s) it advises with brokers or dealers and performing related administrative functions. In addition, the Board reviewed requested information regarding, among other things, each Adviser’s investment process and the background of each portfolio manager of each Adviser who provides services to the Portfolios.

As discussed further below with respect to each Portfolio, the Board also received and considered information regarding the short-, intermediate- and long-term performance of each Portfolio over multiple periods on both an absolute basis and relative to its primary benchmark and peer group (with the first quartile of the peer group being the best performers and the fourth quartile being the worst performers). The Board generally considered long-term performance to be more important in its evaluation than short-term performance. The Board also considered the performance of the allocated portions of each Multi-Adviser Portfolio allocated to each of its Advisers. In this connection, the Board considered whether the performance of the portions allocated to each of the Advisers met the Board’s expectations as to the compatibility of the Advisers’ different investment strategies and styles and the contribution of each to the overall Portfolio strategy and performance.

The Board also reviewed the fees payable under each Agreement. The Board examined the management fees paid by each Portfolio in light of fees charged by the Manager to similar portfolios it manages and similar portfolios that serve as underlying funds for variable insurance products that are advised by other investment advisers. The Board also considered the quality and level of services provided and the Manager’s responsibilities to each Portfolio. In connection with the Agreements that were being considered for annual renewal, the Board also considered a report provided by Lipper Inc., an independent third party company, containing information regarding the management fee (including the administration fee) and the total expense ratios for each Portfolio relative to the median and average management fees and expense ratios of its peer group. The Board considered that the contractual management fee (including administration fees paid to the Manager) and total expense ratios for each Multi-Advised Portfolio generally are higher than the median management fee and median total expense ratio, respectively, of its peer group. The Board was advised by management, however, that the higher management fees and expense ratios are consistent with the higher costs and greater complexity associated with multi-manager funds. Management additionally represented that its profits are appropriate in light of the services it rendered and its entrepreneurial efforts. The Board also considered that the management fee structure for each Multi-Adviser Portfolio has breakpoints that provide a reduction of the applicable advisory fee rate as assets increase. With respect to each Allocation Portfolio and Target Allocation Portfolio, the Board considered that the contractual management fee (including administration fees paid to the Manager) is higher than the median management fee of each such Portfolio’s respective peer group. The Board also considered that the total expense ratios for the Allocation Portfolios generally are at or below the median expense ratio for the applicable peer group, before consideration of expenses incurred by the Underlying Portfolios (except for Class B shares of the AXA Aggressive Allocation Portfolio, which are above the median), and that the total expense ratios for the Target Allocation Portfolios generally are at or above the median expense ratio for the applicable peer group. The Board further considered that the Manager had undertaken, at the Board’s behest, contractual expense limitations with respect to certain Portfolios, which are subject to renewal by the Board and the Manager on an annual basis. In addition, the Board evaluated the Manager’s costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and each Portfolio’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Portfolios than each Adviser’s costs and profitability. With respect to the Advisers to the Multi-Adviser Portfolios, the Board also examined the advisory fees paid with respect to each Portfolio in light of the fees paid by similar portfolios advised by each Adviser.

As part of its evaluation of the Manager’s and each Adviser’s compensation, the Board considered other benefits that may be realized by the Manager, each Adviser and their respective affiliates from their relationship with the Trust. In this connection, the Board noted, among other things, that the Manager also serves as the administrator for the Portfolios, receiving compensation for acting in this capacity. In addition, the Board recognized that two of the Manager’s affiliates, AllianceBernstein, L.P. and AXA Rosenberg Investment Management, LLC, serve as Advisers to certain Portfolios and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that AXA Advisors LLC and AXA Distributors LLC, which also are affiliated with the Manager, serve as the underwriters for the Trust and, as such, receive payments pursuant to Rule 12b-1 plans from the Portfolios with respect to their Class B shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also noted that the Manager, as the depositor of insurance company separate accounts investing in the Portfolios, receives certain tax benefits associated with such investments.

With respect to the Advisers, the Board noted that each Adviser, through its relationship as an Adviser to its Portfolio(s), may engage in soft dollar transactions. The Board received information regarding each Adviser’s procedures for executing portfolio transactions for the allocated portion of the Portfolio(s) it advises and each Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. In addition, the Board considered that each Adviser may be affiliated with registered broker-dealers, which may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board recognized that affiliates of the Advisers may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolios.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and the Advisers in connection with the services provided to the Trust and the various relationships that the Advisers and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. In this connection, the Board also took into consideration the manner in which such conflicts are addressed by the Manager and the Advisers.

Based on these considerations, the Board was satisfied, with respect to each Portfolio, that: (1) the Portfolio was reasonably likely to benefit from the nature, extent and quality of the Manager’s and each Adviser’s services; and (2) the Manager’s and each Adviser’s compensation, including any direct or indirect benefits derived by them or their respective affiliates, is fair and reasonable. Based on the foregoing, the information described below and the more detailed information provided at the relevant meeting, the Board, including the Independent Trustees, unanimously approved or renewed, as applicable, each Agreement with respect to the relevant Portfolio(s).

Multimanager Large Cap Core Equity Portfolio

The Board considered, among other things, that the performance of the Multimanager Large Cap Core Equity Portfolio’s Class B shares was in the second quartile relative to its Lipper peer group for the one-year period ended May 31, 2007, and was in the third quartile for the three- and five-year periods ended on that date. The Board also considered that the Portfolio’s performance for the one-year, three-year, five-year and since inception periods ended May 31, 2007 generally was comparable to that of its primary benchmark for the same time periods. Based on its review, the Board was satisfied that the Portfolio’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

Multimanager Large Cap Growth Portfolio

The Board considered, among other things, that the performance of the Multimanager Large Cap Growth Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the five-year period ended May 31, 2007, and was in the fourth quartile for the one- and three-year periods ended on that date. The Board also considered that the Portfolio generally had underperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended May 31, 2007. The Board also considered that the Manager had taken steps to strengthen the Portfolio’s performance through the appointment of T. Rowe Price Associates, Inc. as an Adviser to the Portfolio in December 2006. The Board also took into account other information provided by the Manager at the applicable Board meeting, as well as information provided over the course of the year regarding the Portfolio’s performance. After reviewing these and related factors, the Board concluded that it was satisfied with the Manager’s and Advisers’ efforts to improve the Portfolio’s performance.

Multimanager Large Cap Value Portfolio

The Board considered, among other things, that the performance of the Multimanager Large Cap Value Portfolio’s Class B shares was in the first quartile relative to its Lipper peer group for the three- and five-year periods ended May 31, 2007, and was in the second quartile for the one-year period ended on that date. The Board also considered that the Portfolio’s performance for the one-year, three-year, five-year and since inception periods ended May 31, 2007 generally was comparable to that of its primary benchmark for the same time periods. Based on its review, the Board was satisfied that the Portfolio’s performance generally has been reasonable in relation to the performance of its peer group and benchmark.

Multimanager Mid Cap Growth Portfolio

The Board considered, among other things, that the performance of the Multimanager Mid Cap Growth Portfolio’s Class B shares was in the third quartile for the one- and three-year periods ended May 31, 2007, and was in the fourth quartile for the five-year period ended on that date. The Board also considered that the Portfolio generally had underperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended May 31, 2007. The Board also considered that the Manager had taken steps to strengthen the Portfolio’s performance through the appointment of new Advisers in August 2002 and May 2003 and that the Portfolio’s performance generally had improved as a result of these changes. Based on its review, the Board was satisfied with the Manager’s and Advisers’ efforts to strengthen the Portfolio’s performance and that the performance of the Portfolio over more recent time periods had improved.

Multimanager Mid Cap Value Portfolio

The Board considered, among other things, that the performance of the Multimanager Mid Cap Value Portfolio’s Class B shares was in the fourth quartile for the one-, three- and five-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had underperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended May 31, 2007. The Board also took into account other information provided by the Manager at the Board meeting, as well as information provided over the course of the year regarding the Portfolio’s performance. The Board further considered that the Portfolio’s recent performance had improved in that the Portfolio outperformed its primary benchmark for the year-to-date period ended May 31, 2007 and had comparable performance to that of its peer group for the same period. After reviewing these and related factors, the Board concluded that it was satisfied with the Manager’s and Advisers’ efforts to improve the Portfolio’s performance.

Multimanager Small Cap Growth Portfolio

In connection with the appointment of Wells Capital Management Inc. as an Adviser for a portion of the Multimanager Small Cap Growth Portfolio to replace Bear Stearns Asset Management, Inc., as recommended by the Manager and approved by the Board on September 6, 2007, the Board considered, among other things, that the performance of the Adviser’s accounts with substantially similar investment objectives and policies as the Portfolio outperformed the Portfolio’s benchmark for the one-, three- and five-year periods ended December 31, 2006. Based on its review, the Board was satisfied that the performance of the Adviser’s similar accounts generally has been reasonable in relation to the performance of the applicable benchmark and peer group and that the Portfolio was reasonably likely to benefit from the Adviser’s services.

Multimanager Aggressive Equity Portfolio

The Board considered, among other things, that the performance of the Multimanager Aggressive Equity Portfolio’s Class B shares was in the third quartile for the three- and five-year periods ended May 31, 2007, and was in the fourth quartile for the one-year period ended on that date. The Board also considered that the Portfolio generally had outperformed its primary benchmark for the three- and five-year periods ended May 31, 2007, but had underperformed its benchmark for the one- and ten-year periods ended on that date. The Board also considered that the Manager had taken steps to strengthen the Portfolio’s performance through the appointment of new Advisers in June 2005 and that the performance of the Portfolio generally had improved as a result of these changes. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Multimanager International Equity Portfolio

The Board considered, among other things, that the performance of the Multimanager International Equity Portfolio’s Class B shares was in the third quartile for the one-, three- and five-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had underperformed its primary benchmark for the one-year, three-year, five-year and since inception periods ended May 31, 2007. The

Board also considered that the Manager had taken steps to strengthen the Portfolio’s performance through the appointment of new Advisers in May 2003 and December 2004. Based on its review, the Board was satisfied with the Manager’s and Advisers’ efforts to improve the Portfolio’s performance.

Multimanager Technology Portfolio

The Board considered, among other things, that the performance of the Multimanager Technology Portfolio’s Class B shares was in the second quartile for the three- and five-year periods ended May 31, 2007, and was in the third quartile for the one-year period ended on that date. The Board also considered that the Portfolio generally had outperformed its benchmark for the three-year, five-year and since inception periods ended May 31, 2007, but had underperformed its benchmark for the one-year period ended on that date. The Board also considered that the Manager had appointed a new Adviser for a portion of the Portfolio in December 2003 and that the Portfolio’s performance had remained relatively strong since that time. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Multimanager Health Care Portfolio

The Board considered, among other things, that the performance of the Multimanager Health Care Portfolio’s Class B shares was in the third quartile for the one-, three- and five-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its benchmark for the three-year, five-year and since inception periods ended May 31, 2007, but had underperformed its benchmark for the one-year period ended on that date. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Multimanager Core Bond Portfolio

The Board considered, among other things, that the performance of the Multimanager Core Bond Portfolio’s Class B shares was in the fourth quartile for the one-, three- and five-year periods ended May 31, 2007. The Board also considered that the Portfolio’s performance for the one-year, three-year, five-year and since inception periods ended May 31, 2007 generally was comparable to that of its primary benchmark for the same time periods. The Board also noted that the difference between the portfolios that comprise each quartile of the peer group tends to be relatively small given the portfolios’ focus on fixed income securities. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Multimanager High Yield Portfolio

The Board considered, among other things, that the performance of the Multimanager High Yield Portfolio’s Class B shares was in the third quartile for the one-, three- and five-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had underperformed its primary benchmark for the one-, three-, five- and ten-year periods ended May 31, 2007. The Board also considered that the Manager had taken steps to strengthen the Portfolio’s performance through the appointment of a new Adviser for a portion of the Portfolio in June 2005 and that the performance of the Portfolio generally had improved as a result of this change. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Conservative Allocation Portfolio

The Board considered, among other things, that the performance of the Multimanager Conservative Allocation Portfolio’s Class B shares was in the third quartile for the three-year period ended May 31, 2007, and was in the fourth quartile for the one-year period ended on that date. The Board also considered that, although the Portfolio generally had underperformed its primary weighted benchmark for the one-and three-year periods ended May 31, 2007, the Portfolio’s performance over those time periods generally was comparable to that of the benchmark. The Board also considered that the Portfolio’s investment objectives and policies generally are more conservative than those of other portfolios included in the peer group, which generally limits the likelihood that the Portfolio will outperform its peer group or benchmark. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Conservative-Plus Allocation Portfolio

The Board considered, among other things, that the performance of the Multimanager Conservative-Plus Allocation Portfolio’s Class B shares was in the second quartile for the one- and three-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary weighted benchmark for the since inception period ended May 31, 2007 and had comparable performance to the benchmark for the one- and three year periods ended on that date. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Moderate Allocation Portfolio

The Board considered, among other things, that the performance of the AXA Moderate Allocation Portfolio’s Class B shares was in the third quartile for the one- and three-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary weighted benchmark for the three-year period ended May 31, 2007 and had comparable performance to the benchmark for the one-year period ended on that date. The Board also considered that the Portfolio converted to its current fund-of-funds structure in July 2003. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Moderate-Plus Allocation Portfolio

The Board considered, among other things, that the performance of the AXA Moderate-Plus Allocation Portfolio’s Class B shares was in the second quartile for the one- and three-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary weighted benchmark for the three-year and since inception periods ended May 31, 2007 and had comparable performance to the benchmark for the one-year period ended on that date. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Aggressive Allocation Portfolio

The Board considered, among other things, that the performance of the AXA Aggressive Allocation Portfolio’s Class B shares was in the second quartile for the one- and three-year periods ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary weighted benchmark for the three-year and since inception periods ended May 31, 2007, but had underperformed the benchmark for the one-year period ended on that date. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Target 2015 Allocation Portfolio

The Board considered, among other things, that the Target 2015 Allocation Portfolio had commenced operations on August 31, 2006 and therefore had a short operating history. The Board also considered that the performance of the Portfolio’s Class B shares was in the third quartile for the year-to-date period ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary time-weighted benchmark for the one-year and since inception periods ended May 31, 2007. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Target 2025 Allocation Portfolio

The Board considered, among other things, that the Target 2025 Allocation Portfolio had commenced operations on August 31, 2006 and therefore had a short operating history. The Board also considered that the performance of the Portfolio’s Class B shares was in the second quartile for the year-to-date period ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary time-weighted benchmark for the since inception period ended May 31, 2007, and had comparable performance to the benchmark for the one-year period ended on that date. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Target 2035 Allocation Portfolio

The Board considered, among other things, that the Target 2035 Allocation Portfolio had commenced operations on August 31, 2006 and therefore had a short operating history. The Board also considered that the performance of the Portfolio’s Class B shares was in the fourth quartile for the year-to-date period ended May 31, 2007. The Board also considered that the Portfolio generally had outperformed its primary time-weighted benchmark for the since inception period ended May 31, 2007, and had comparable performance to the benchmark for the one-year period ended on that date. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Target 2045 Allocation Portfolio

The Board considered, among other things, that the Target 2045 Allocation Portfolio had commenced operations on August 31, 2006 and therefore had a short operating history. The Board also considered that the performance of the Portfolio’s Class B shares was in the third quartile for the year-to-date period ended May 31, 2007. The Board also considered that, although the Portfolio generally had underperformed its primary time-weighted benchmark for the one-year and since inception periods ended May 31, 2007, the Portfolio’s performance over those time periods generally was comparable to that of its primary benchmark. Based on its review, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2007, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation Portfolio	20.81%	$—	$—	$8,673,731
AXA Conservative-Plus Allocation Portfolio	9.37	—	—	21,933,958
AXA Moderate Allocation Portfolio	14.93	—	—	52,620,672
AXA Moderate-Plus Allocation Portfolio	24.17	—	—	287,860,350
AXA Aggressive Allocation Portfolio	35.42	—	—	100,301,029
Multimanager Aggressive Equity Portfolio	100.00	—	—	—
Multimanager Core Bond Portfolio	—	—	—	—
Multimanager Health Care Portfolio	18.79	—	—	18,427,218
Multimanager High Yield Portfolio	0.04	—	—	—
Multimanager International Equity Portfolio	0.11	3,884,475	64,569,460	101,354,141
Multimanager Large Cap Core Equity Portfolio	49.10	—	—	41,565,481
Multimanager Large Cap Growth Portfolio	55.60	—	—	41,310,199
Multimanager Large Cap Value Portfolio	36.97	—	—	106,635,518
Multimanager Mid Cap Growth Portfolio	—	—	—	83,221,222
Multimanager Mid Cap Value Portfolio	72.52	—	—	80,529,778
Multimanager Small Cap Growth Portfolio	9.29	—	—	12,226,903
Multimanager Small Cap Value Portfolio	25.25	—	—	86,605,208
Multimanager Technology Portfolio	—	—	—	—
Target 2015 Allocation Portfolio	18.19	—	—	71,472
Target 2025 Allocation Portfolio	26.10	—	—	134,797
Target 2035 Allocation Portfolio	34.28	—	—	48,431
Target 2045 Allocation Portfolio	42.79	—	—	162,141

#	Percentage is less than 0.01%.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	89	None

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (56)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	22	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (61)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	22	From 2007 to present, Trustee of the Merger Fund; from 1998 to present, Director and Chairman of Ayco Charitable Foundation.

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	22	None

Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (60)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	22	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (52)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Equitable.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (37)	Chief Compliance Officer and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present, AML Compliance Officer from December 2005 to present	From December 2005 to May 2007, Vice President of the Trust; From August 2005 to present, Vice President of AXA Equitable and Deputy CCO of AXA Equitable’s Fund Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (39)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007, Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust; From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (46)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.

Arnando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President and Assistant Secretary	From December 2007 to present	From March 2005 September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP; and from September 2003 to August 2004, Judicial Law Clerk, Honorable Stanley R. Chesler, U.S. District Judge for the District of New Jersey.

William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (32)	Vice President and Assistant Secretary	From June 2006 to present	From May 2007 to present, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.

James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (39)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Carla Price 1290 Avenue of the Americas, New York, New York 10104 (31)	Assistant Treasurer	From December 2006 to present	From February 2004 to present, Assistant Vice President of AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Equitable; from October 2000 to January 2003, Senior Fund Administrator, AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (33)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein L.P.

Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2007: $706,545 and fiscal year 2006: $580,700

(b)	Audit-Related Fees for fiscal year 2007: $31,763 and fiscal year 2006: $31,000

(c)	Tax Fees for fiscal year 2007: $334,027 and fiscal year 2006: $174,340

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2007: $0 and fiscal year 2006 $0

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2)   None of the services included in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2007: $6,224,020
(h)	For fiscal year 2006: $5,257,288.50

(i)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item	5. Audit Committee of Listed Registrants.

Not applicable.

Item	6. Schedule of Investments.

Not applicable.

Item	7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item	8. Portfolio Managers of Closed- End Management Investment Companies

Not applicable.

Item	9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item	10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940” Act)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    The Amended and Restated Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk

Steven M. Joenk

President and Chief Executive Officer

February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk

Steven M. Joenk

Chief Executive Officer

February 29, 2008

/s/ Brian E. Walsh

Brian E. Walsh

Chief Financial Officer

February 29, 2008